UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Peru Capped ETF | EPU | NYSE Arca
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
➢	iShares MSCI China ETF | MCHI | NASDAQ
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Emerging Markets Latin America ETF | EEML | NASDAQ
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped ETF | EPOL | NYSE Arca
➢	iShares MSCI Qatar Capped ETF | QAT | NASDAQ
➢	iShares MSCI Saudi Arabia Capped ETF | KSA | NYSE Arca
➢	iShares MSCI UAE Capped ETF | UAE | NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI All Peru Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.51%, net of fees, while the total return for the Index was -4.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(26.26)%	(25.62)%	(25.29)%	(26.26)%	(25.62)%	(25.29)%
5 Years	(12.67)%	(12.51)%	(12.23)%	(49.19)%	(48.75)%	(47.91)%
Since Inception	(0.06)%	(0.02)%	0.62%	(0.39)%	(0.12)%	4.23%

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$954.90	$3.11	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Materials	48.55%
Financials	29.75
Consumer Staples	8.57
Utilities	5.73
Industrials	5.15
Consumer Discretionary	1.47
Energy	0.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Credicorp Ltd.	23.23%
Southern Copper Corp.	20.31
Cia. de Minas Buenaventura SAA ADR	4.93
Alicorp SAA	4.33
Intercorp Financial Services Inc.	4.26
Fortuna Silver Mines Inc.	3.61
InRetail Peru Corp.	3.10
Sociedad Minera Cerro Verde SAA	2.84
Ferreycorp SAA	2.73
Cementos Pacasmayo SAA	2.72

TOTAL	72.06%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -16.31%, net of fees, while the total return for the Index was -16.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(42.15)%	(43.73)%	(42.02)%	(42.15)%	(43.73)%	(42.02)%
5 Years	(22.70)%	(23.25)%	(22.37)%	(72.40)%	(73.36)%	(71.81)%
Since Inception	(19.75)%	(19.95)%	(19.35)%	(69.67)%	(70.08)%	(68.84)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$836.90	$2.92	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	40.60%
Industrials	16.30
Consumer Staples	12.95
Financials	12.44
Utilities	7.20
Materials	4.33
Information Technology	2.78
Health Care	2.31
Energy	0.69
Telecommunication Services	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

MRV Engenharia e Participacoes SA	6.34%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	5.28
Sao Martinho SA	5.10
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4.41
Cia. Hering	4.06
Marfrig Global Foods SA	3.36
Iguatemi Empresa de Shopping Centers SA	3.27
Linx SA	2.78
Alpargatas SA (Preferred)	2.73
BR Properties SA	2.66

TOTAL	39.99%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHINA ETF

Performance as of February 29, 2016

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -13.25%, net of fees, while the total return for the Index was -13.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(25.99)%	(25.96)%	(25.72)%	(25.99)%	(25.96)%	(25.72)%
Since Inception	(3.15)%	(3.01)%	(2.67)%	(14.58)%	(13.97)%	(12.49)%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$867.50	$2.97	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	35.29%
Information Technology	23.82
Telecommunication Services	10.40
Energy	7.21
Industrials	7.17
Consumer Discretionary	5.96
Utilities	3.65
Consumer Staples	2.80
Health Care	2.29
Materials	1.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	12.10%
China Mobile Ltd.	8.35
China Construction Bank Corp. Class H	6.31
Industrial & Commercial Bank of China Ltd. Class H	4.67
Alibaba Group Holding Ltd. ADR	4.44
Bank of China Ltd. Class H	3.81
Baidu Inc.	3.08
Ping An Insurance Group Co. of China Ltd. Class H	2.84
CNOOC Ltd.	2.34
China Life Insurance Co. Ltd. Class H	2.06

TOTAL	50.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.23%, net of fees, while the total return for the Index was -4.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.14)%	(11.64)%	(11.95)%	(12.14)%	(11.64)%	(11.95)%
5 Years	(3.02)%	(3.03)%	(3.47)%	(14.21)%	(14.27)%	(16.19)%
Since Inception	(2.45)%	(2.34)%	(2.82)%	(12.61)%	(12.05)%	(14.35)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$957.70	$3.12	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	21.70%
Financials	17.44
Industrials	16.58
Information Technology	16.52
Materials	8.99
Health Care	8.07
Consumer Staples	4.55
Utilities	3.69
Energy	2.20
Telecommunication Services	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Shenzhen International Holdings Ltd.	1.37%
Sunny Optical Technology Group Co. Ltd.	1.31
Tech Pro Technology Development Ltd.	1.23
Future Land Holdings Co. Ltd.	1.23
Minth Group Ltd.	0.93
Shenzhen Investment Ltd.	0.90
Sina Corp.	0.89
Skyworth Digital Holdings Ltd.	0.87
Digital China Holdings Ltd.	0.83
Tong Ren Tang Technologies Co. Ltd. Class H	0.79

TOTAL	10.35%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets Latin America ETF (the “Fund”) seeks to track the investment results of an index composed of Latin American emerging market equities, as represented by the MSCI Emerging Markets Latin America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -11.27%, net of fees, while the total return for the Index was -11.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(30.42)%	(31.28)%	(30.17)%	(30.42)%	(31.28)%	(30.17)%
Since Inception	(15.46)%	(15.62)%	(15.04)%	(49.90)%	(50.29)%	(48.89)%

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$887.30	$2.30	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	28.69%
Consumer Staples	23.42
Materials	12.45
Industrials	7.18
Consumer Discretionary	7.06
Telecommunication Services	6.90
Utilities	6.22
Energy	5.67
Information Technology	2.08
Health Care	0.33

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 2/29/16

Country	Percentage of Total Investments*

Brazil	45.74%
Mexico	36.99
Chile	10.47
Colombia	3.62
Peru	3.18

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI INDONESIA ETF

Performance as of February 29, 2016

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 12.01%, net of fees, while the total return for the Index was 12.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.21)%	(16.46)%	(16.82)%	(17.21)%	(16.46)%	(16.82)%
5 Years	(2.49)%	(2.43)%	(2.06)%	(11.85)%	(11.55)%	(9.87)%
Since Inception	0.53%	0.62%	0.98%	3.10%	3.67%	5.87%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,120.10	$3.37	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	37.11%
Consumer Staples	16.90
Consumer Discretionary	16.15
Telecommunication Services	13.18
Materials	5.58
Industrials	5.32
Health Care	2.05
Utilities	1.99
Energy	1.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*

Bank Central Asia Tbk PT	11.48%
Telekomunikasi Indonesia Persero Tbk PT	11.32
Astra International Tbk PT	9.51
Bank Rakyat Indonesia Persero Tbk PT	8.50
Bank Mandiri Persero Tbk PT	6.15
Unilever Indonesia Tbk PT	4.69
Matahari Department Store Tbk PT	2.98
Hanjaya Mandala Sampoerna Tbk PT	2.81
Bank Negara Indonesia Persero Tbk PT	2.61
Indofood Sukses Makmur Tbk PT	2.14

TOTAL	62.19%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PHILIPPINES ETF

Performance as of February 29, 2016

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.” For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.63%, net of fees, while the total return for the Index was -8.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.73)%	(21.22)%	(21.16)%	(21.73)%	(21.22)%	(21.16)%
5 Years	9.54%	9.11%	10.25%	57.72%	54.67%	62.86%
Since Inception	5.92%	6.10%	6.44%	36.60%	37.83%	40.30%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$913.70	$3.05	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	48.38%
Industrials	20.89
Telecommunication Services	9.29
Utilities	7.80
Consumer Staples	7.61
Consumer Discretionary	4.96
Materials	1.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*

Ayala Land Inc.	9.45%
Philippine Long Distance Telephone Co.	6.98
Universal Robina Corp.	6.79
SM Prime Holdings Inc.	6.73
JG Summit Holdings Inc.	6.60
BDO Unibank Inc.	6.30
Ayala Corp.	5.88
SM Investments Corp.	4.76
Aboitiz Equity Ventures Inc.	4.39
GT Capital Holdings Inc.	4.03

TOTAL	61.91%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI POLAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Poland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland Investable Market Index 25/50 (the “Index”).The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -18.09%, net of fees, while the total return for the Index was -18.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(24.52)%	(24.40)%	(24.55)%	(24.52)%	(24.40)%	(24.55)%
5 Years	(9.53)%	(9.58)%	(9.14)%	(39.38)%	(39.55)%	(38.08)%
Since Inception	(1.99)%	(2.06)%	(1.71)%	(10.93)%	(11.33)%	(9.48)%

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$819.10	$2.89	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	45.07%
Energy	15.99
Materials	10.03
Utilities	9.53
Consumer Discretionary	7.40
Telecommunication Services	3.61
Information Technology	3.24
Industrials	2.61
Consumer Staples	2.32
Health Care	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*

Powszechna Kasa Oszczednosci Bank Polski SA	10.60%
Polski Koncern Naftowy ORLEN SA	10.15
Bank Pekao SA	9.59
Powszechny Zaklad Ubezpieczen SA	9.57
PGE Polska Grupa Energetyczna SA	5.20
KGHM Polska Miedz SA	4.50
Bank Zachodni WBK SA	4.33
Polskie Gornictwo Naftowe i Gazownictwo SA	4.26
LPP SA	3.05
mBank SA	2.61

TOTAL	63.86%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI QATAR CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Qatar Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -13.06%, net of fees, while the total return for the Index was -12.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(19.71)%	(20.01)%	(19.16)%	(19.71)%	(20.01)%	(19.16)%
Since Inception	(11.61)%	(11.28)%	(11.24)%	(20.30)%	(19.74)%	(19.66)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$869.40	$2.97	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*
Financials	62.44%
Industrials	14.51
Telecommunication Services	7.60
Energy	6.09
Utilities	4.23
Materials	2.53
Consumer Staples	1.76
Health Care	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*
Qatar National Bank SAQ	19.66%
Industries Qatar QSC	10.45
Masraf Al Rayan QSC	8.06
Ezdan Holding Group QSC	7.34
Ooredoo QSC	4.69
Qatar Gas Transport Co. Ltd.	4.56
Qatar Insurance Co. SAQ	4.49
Qatar Islamic Bank SAQ	4.40
Commercial Bank QSC (The)	4.32
Qatar Electricity & Water Co. QSC	4.23

TOTAL	72.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Saudi Arabia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 16, 2015 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -15.26%, net of fees, while the total return for the Index was -14.95%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(15.26)%	(13.05)%	(14.95)%

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/16/15) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$847.40	$3.10	$1,000.00	$1,021.20	$3.72	0.74%

[a]	The beginning of the period (commencement of operations) is September 16, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (166 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*
Financials	32.30%
Materials	30.10
Telecommunication Services	13.27
Consumer Staples	8.83
Consumer Discretionary	4.71
Utilities	4.54
Health Care	3.40
Industrials	1.77
Energy	1.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*
Saudi Basic Industries Corp.	19.59%
Saudi Telecom Co.	11.23
Al Rajhi Bank	6.73
National Commercial Bank	6.01
Samba Financial Group	4.61
Saudi Electricity Co.	4.54
Almarai Co.	4.29
Saudi Arabian Mining Co.	3.93
Riyad Bank	3.65
Banque Saudi Fransi	3.20

TOTAL	67.78%

*	Excludes money market funds.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UAE CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI UAE Capped ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -12.14%, net of fees, while the total return for the Index was -11.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.62)%	(15.98)%	(14.84)%	(15.62)%	(15.98)%	(14.84)%
Since Inception	(19.05)%	(19.20)%	(18.75)%	(32.20)%	(32.42)%	(31.70)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$878.60	$2.99	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	54.38%
Telecommunication Services	16.83
Industrials	11.42
Health Care	10.51
Energy	3.13
Consumer Discretionary	2.40
Consumer Staples	1.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*

Emirates Telecommunications Group Co. PJSC	16.83%
Emaar Properties PJSC	10.85
Mediclinic International PLC	8.27
Abu Dhabi Commercial Bank PJSC	6.27
First Gulf Bank PJSC	4.58
Aldar Properties PJSC	4.47
DP World Ltd.	4.26
National Bank of Abu Dhabi PJSC	4.03
Dubai Islamic Bank PJSC	3.97
Union National Bank PJSC	3.00

TOTAL	66.53%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 (or commencement of operations, as applicable) and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.72%

BANKS — 29.66%
BBVA Banco Continental SA	2,935,472	$2,555,480
Credicorp Ltd.	224,565	26,328,000
Intercorp Financial Services Inc.	201,167	4,828,008

		33,711,488
CONSTRUCTION & ENGINEERING — 2.42%
Grana y Montero SAA	3,721,279	2,743,606

		2,743,606
CONSTRUCTION MATERIALS — 4.60%
Cementos Pacasmayo SAA	2,364,144	3,083,812
Union Andina de Cementos SAA	5,411,811	2,148,457

		5,232,269
ELECTRIC UTILITIES — 3.45%
Empresa de Distribucion Electrica de Lima Norte SAA	1,170,272	1,582,929
Luz del Sur SAA	937,910	2,340,453

		3,923,382
FOOD & STAPLES RETAILING — 3.09%
InRetail Peru Corp.[a,b]	260,184	3,512,484

		3,512,484
FOOD PRODUCTS — 5.45%
Alicorp SAA[b]	3,159,704	4,901,058
Casa Grande SAA[b]	831,667	1,297,084

		6,198,142
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.27%
Edegel SAA	3,830,196	2,574,100

		2,574,100
METALS & MINING — 43.81%
Cia. de Minas Buenaventura SAA ADR[b]	1,069,643	5,583,536
Cia. Minera Milpo SAA	5,475,787	2,562,044
Fortuna Silver Mines Inc.[b]	1,190,279	4,094,714
Hochschild Mining PLC[b]	2,818,154	2,749,166
Minsur SA	9,184,864	1,979,440
Pan American Silver Corp.	226,500	2,172,032
Sociedad Minera Cerro Verde SAA[b]	188,195	3,218,135
Southern Copper Corp.	961,555	23,019,627
Tahoe Resources Inc.	210,000	1,939,392
Volcan Cia. Minera SAA Class B	22,248,644	2,473,123

		49,791,209

Security	Shares	Value
MULTILINE RETAIL — 1.47%
SACI Falabella	256,739	$1,667,760

		1,667,760
OIL, GAS & CONSUMABLE FUELS — 0.77%
Refineria La Pampilla SAA Relapasa[b]	22,117,599	878,056

		878,056
TRADING COMPANIES & DISTRIBUTORS — 2.73%
Ferreycorp SAA	8,401,224	3,097,006

		3,097,006

TOTAL COMMON STOCKS
(Cost: $250,393,620)		113,329,502

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	252,251	252,251

		252,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $252,251)		252,251

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $250,645,871)		113,581,753
Other Assets, Less Liabilities — 0.06%		68,410

NET ASSETS — 100.00%		$113,650,163

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 84.88%

AUTO COMPONENTS — 3.90%
Mahle-Metal Leve SA	69,300	$433,637
Tupy SA	88,200	394,310

		827,947
COMMERCIAL SERVICES & SUPPLIES — 5.27%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	113,410	1,119,195

		1,119,195
CONSTRUCTION MATERIALS — 0.92%
Magnesita Refratarios SAa	50,420	194,873

		194,873
DIVERSIFIED CONSUMER SERVICES — 3.29%
GAEC Educacao SA	56,700	168,135
Ser Educacional SAb	63,000	135,205
Somos Educacao SA	157,500	395,798

		699,138
ELECTRIC UTILITIES — 3.21%
Alupar Investimento SA Units	126,000	399,281
Light SA	138,600	282,125

		681,406
FOOD PRODUCTS — 12.91%
Marfrig Global Foods SAa	453,600	712,437
Minerva SAa	182,700	542,228
Sao Martinho SA	88,200	1,080,973
SLC Agricola SA	88,200	407,830

		2,743,468
HEALTH CARE PROVIDERS & SERVICES — 2.31%
Fleury SA	119,700	490,315

		490,315
HOTELS, RESTAURANTS & LEISURE — 1.08%
CVC Brasil Operadora e Agencia de Viagens SA	69,300	229,706

		229,706
HOUSEHOLD DURABLES — 16.14%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	453,600	934,717
Even Construtora e Incorporadora SA	384,300	438,449
EZ TEC Empreendimentos e Participacoes SA	94,589	318,521
Gafisa SAa	592,200	395,862

Security	Shares	Value
MRV Engenharia e Participacoes SA	504,000	$1,342,548

		3,430,097
INSURANCE — 0.94%
FPC Par Corretora de Seguros SA	81,900	199,641

		199,641
MACHINERY — 1.20%
Iochpe Maxion SA	107,100	254,071

		254,071
MEDIA — 5.18%
Multiplus SA	81,900	547,468
Smiles SA	75,600	553,231

		1,100,699
MULTILINE RETAIL — 0.79%
Marisa Lojas SA	107,100	168,483

		168,483
OIL, GAS & CONSUMABLE FUELS — 0.69%
QGEP Participacoes SA	138,600	145,939

		145,939
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.27%
Aliansce Shopping Centers SA	126,000	335,637
BR Properties SA	283,500	564,250
Iguatemi Empresa de Shopping Centers SA	126,000	693,438
Sonae Sierra Brasil SA	44,100	163,465

		1,756,790
ROAD & RAIL — 1.88%
JSL SA	113,400	188,083
Rumo Logistica Operadora Multimodal SAa	321,303	212,356

		400,439
SOFTWARE — 2.77%
Linx SA	50,400	588,948

		588,948
SPECIALTY RETAIL — 5.17%
Cia. Hering	258,300	859,420
Via Varejo SA	220,500	239,933

		1,099,353
TEXTILES, APPAREL & LUXURY GOODS — 2.21%
Arezzo Industria e Comercio SA	75,600	338,360
Guararapes Confeccoes SA	12,600	131,753

		470,113
TRANSPORTATION INFRASTRUCTURE — 4.88%
Arteris SA	119,700	293,888

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	390,600	$443,674
Santos Brasil Participacoes SA Units	81,900	298,226

		1,035,788
WATER UTILITIES — 1.87%
Cia. de Saneamento de Minas Gerais-COPASA	107,100	396,447

		396,447

TOTAL COMMON STOCKS
(Cost: $24,445,851)		18,032,856

PREFERRED STOCKS — 14.84%

AIRLINES — 0.46%
GOL Linhas Aereas Inteligentes SA	170,100	98,744

		98,744
BANKS — 3.20%
Banco ABC Brasil SA	107,109	236,865
Banco do Estado do Rio Grande do Sul SA Class B	315,000	443,294

		680,159
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Oi SA	277,200	84,289

		84,289
ELECTRIC UTILITIES — 2.10%
Cia. Energetica do Ceara Class A	18,900	148,662
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	163,800	298,432

		447,094
MACHINERY — 2.56%
Marcopolo SA	774,900	401,150
Randon SA Implemetos e Participacoes	264,650	142,989

		544,139
METALS & MINING — 3.40%
Bradespar SA	396,900	401,957
Metalurgica Gerdau SA	1,052,100	319,916

		721,873
TEXTILES, APPAREL & LUXURY GOODS — 2.72%
Alpargatas SA	258,300	577,058

		577,058

TOTAL PREFERRED STOCKS
(Cost: $5,918,137)		3,153,356

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	19,578	$19,578

		19,578

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,578)		19,578

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $30,383,566)		21,205,790
Other Assets, Less Liabilities — 0.19%		41,154

NET ASSETS — 100.00%		$21,246,944

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.20%
AviChina Industry & Technology Co. Ltd. Class H	5,093,000	$3,477,792

		3,477,792
AIR FREIGHT & LOGISTICS — 0.09%
Sinotrans Ltd. Class H	4,167,000	1,554,021

		1,554,021
AIRLINES — 0.30%
Air China Ltd. Class H	4,630,000	2,744,842
China Southern Airlines Co. Ltd. Class H	4,630,000	2,595,989

		5,340,831
AUTOMOBILES — 2.13%
Brilliance China Automotive Holdings Ltd.	7,408,000	6,039,842
Byd Co. Ltd. Class Ha,b	1,437,500	7,135,601
Chongqing Changan Automobile Co. Ltd. Class B	1,990,984	3,507,710
Dongfeng Motor Group Co. Ltd. Class H	6,482,000	7,560,520
Geely Automobile Holdings Ltd.[a]	11,575,000	4,286,954
Great Wall Motor Co. Ltd. Class H	6,945,000	4,992,516
Guangzhou Automobile Group Co. Ltd. Class H	4,630,000	4,001,158

		37,524,301
BANKS — 19.01%
Agricultural Bank of China Ltd. Class H	51,856,000	17,071,605
Bank of China Ltd. Class H	179,181,000	67,053,325
Bank of Communications Co. Ltd. Class H	19,909,200	11,367,688
China CITIC Bank Corp. Ltd. Class Hb	18,057,800	9,962,251
China Construction Bank Corp. Class H	189,830,000	111,073,796
China Everbright Bank Co. Ltd. Class H	7,871,000	3,127,690
China Merchants Bank Co. Ltd. Class H	10,417,650	19,505,923
China Minsheng Banking Corp. Ltd. Class H	13,427,300	11,016,528

Security	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class H	6,019,000	$2,817,482
Industrial & Commercial Bank of China Ltd. Class H	166,217,000	82,080,886

		335,077,174
BEVERAGES — 0.19%
Tsingtao Brewery Co. Ltd. Class H	926,000	3,346,206

		3,346,206
CAPITAL MARKETS — 2.61%
China Cinda Asset Management Co. Ltd. Class H	19,909,000	5,965,416
China Everbright Ltd.	1,852,000	3,415,274
China Galaxy Securities Co. Ltd. Class H	7,408,000	5,211,031
CITIC Securities Co. Ltd. Class H	4,861,500	9,352,705
GF Securities Co. Ltd.[a,b]	3,055,800	5,635,202
Haitong Securities Co. Ltd. Class H	7,222,800	10,514,470
Huatai Securities Co. Ltd.[b,c]	3,148,400	5,927,429

		46,021,527
CHEMICALS — 0.20%
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	8,334,000	3,536,737

		3,536,737
COMMERCIAL SERVICES & SUPPLIES — 0.34%
China Everbright International Ltd.	5,556,000	5,908,852

		5,908,852
COMMUNICATIONS EQUIPMENT — 0.16%
ZTE Corp. Class H	1,759,440	2,868,990

		2,868,990
CONSTRUCTION & ENGINEERING — 1.61%
China Communications Construction Co. Ltd. Class H	10,186,000	9,169,319
China Railway Construction Corp. Ltd. Class H	4,398,500	4,168,765
China Railway Group Ltd. Class H	9,260,000	5,846,930
China State Construction International Holdings Ltd.	4,630,000	7,109,199

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 29, 2016

Security	Shares	Value
Sinopec Engineering Group Co. Ltd. Class H	2,778,000	$2,007,724

		28,301,937
CONSTRUCTION MATERIALS — 0.48%
Anhui Conch Cement Co. Ltd. Class H	2,778,000	5,515,881
China National Building Material Co. Ltd. Class H	6,482,000	2,867,496

		8,383,377
DIVERSIFIED CONSUMER SERVICES — 0.40%
New Oriental Education & Technology Group Inc. ADR	151,330	4,710,903
TAL Education Group Class A ADR[a,b]	46,300	2,396,025

		7,106,928
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.	4,167,000	3,081,248

		3,081,248
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.05%
Alibaba Health Information Technology Ltd.[a,b]	5,556,000	2,943,709
China Communications Services Corp. Ltd. Class H	5,556,800	2,236,683
China Telecom Corp. Ltd. Class H	31,484,000	15,101,988
China Unicom Hong Kong Ltd.	13,890,000	15,826,006

		36,108,386
ELECTRICAL EQUIPMENT — 0.49%
Shanghai Electric Group Co. Ltd. Class Ha	6,966,000	2,983,067
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,157,500	5,663,841

		8,646,908
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
AAC Technologies Holdings Inc.[a]	1,620,500	11,242,835

		11,242,835
ENERGY EQUIPMENT & SERVICES — 0.19%
China Oilfield Services Ltd. Class Ha	4,630,000	3,405,747

		3,405,747
FOOD & STAPLES RETAILING — 0.44%
China Resources Beer Holdings Co. Ltd.	2,778,000	4,501,302

Security	Shares	Value
Sun Art Retail Group Ltd.[a]	5,324,500	$3,218,193

		7,719,495
FOOD PRODUCTS — 1.44%
China Huishan Dairy Holdings Co. Ltd.[a]	9,260,000	3,477,196
China Mengniu Dairy Co. Ltd.	6,019,000	8,653,694
Tingyi Cayman Islands Holding Corp.[a]	4,630,000	4,364,358
Want Want China Holdings Ltd.[a]	13,427,000	8,892,453

		25,387,701
GAS UTILITIES — 1.03%
China Gas Holdings Ltd.[a]	3,704,000	4,934,760
China Resources Gas Group Ltd.	1,852,000	4,834,732
ENN Energy Holdings Ltd.	1,852,000	8,466,735

		18,236,227
HEALTH CARE EQUIPMENT & SUPPLIES — 0.13%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,704,000	2,381,641

		2,381,641
HEALTH CARE PROVIDERS & SERVICES — 0.74%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,574,200	2,834,153
Sinopharm Group Co. Ltd. Class H	2,778,000	10,145,792

		12,979,945
HOUSEHOLD DURABLES — 0.24%
Haier Electronics Group Co. Ltd.	2,778,000	4,151,201

		4,151,201
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.86%
CGN Power Co. Ltd. Class Hc	19,909,000	5,734,992
China Longyuan Power Group Corp. Ltd.	7,408,000	4,058,317
China Power International Development Ltd.	7,408,000	3,096,134
China Resources Power Holdings Co. Ltd.	4,630,000	7,490,262
Datang International Power Generation Co. Ltd. Class H	6,482,000	1,692,156
Huadian Power International Corp. Ltd. Class H	3,704,000	2,010,105
Huaneng Power International Inc. Class H	8,334,000	6,484,019

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 29, 2016

Security	Shares	Value
Huaneng Renewables Corp. Ltd. Class H	9,260,000	$2,143,477

		32,709,462
INDUSTRIAL CONGLOMERATES — 1.52%
Beijing Enterprises Holdings Ltd.	1,157,500	5,381,021
CITIC Ltd.	9,723,000	13,228,827
Fosun International Ltd.	4,861,500	6,251,808
Shanghai Industrial Holdings Ltd.	926,000	1,993,434

		26,855,090
INSURANCE — 7.71%
China Life Insurance Co. Ltd. Class H	16,668,000	36,267,634
China Pacific Insurance Group Co. Ltd. Class H	6,019,000	19,466,940
China Taiping Insurance Holdings Co. Ltd.[b]	3,704,124	7,145,163
New China Life Insurance Co. Ltd. Class H	1,759,400	5,090,758
People’s Insurance Co. Group of China Ltd. (The) Class H	14,816,000	5,353,930
PICC Property & Casualty Co. Ltd. Class H	8,334,308	12,582,676
Ping An Insurance Group Co. of China Ltd. Class H	11,806,500	49,951,949

		135,859,050
INTERNET & CATALOG RETAIL — 1.68%
Ctrip.com International Ltd.[a,b]	297,246	12,163,306
JD.com Inc. ADR[a,b]	390,772	10,046,748
Qunar Cayman Islands Ltd. ADR[a,b]	61,579	2,283,965
Vipshop Holdings Ltd. ADR[a,b]	454,203	5,046,196

		29,540,215
INTERNET SOFTWARE & SERVICES — 21.35%
58.com Inc. ADR[a,b]	83,340	4,417,020
Alibaba Group Holding Ltd. ADR[a,b]	1,134,813	78,086,483
Baidu Inc.[b]	312,062	54,117,792
Netease Inc.	89,359	12,028,615
Qihoo 360 Technology Co. Ltd. ADR[b]	106,027	7,621,221
SouFun Holdings Ltd. ADR	287,523	1,532,498
Tencent Holdings Ltd.	11,667,600	212,911,587

Security	Shares	Value
Youku Tudou Inc.[b]	136,122	$3,727,020
YY Inc. ADR[a,b]	33,799	1,759,238

		376,201,474
IT SERVICES — 0.16%
TravelSky Technology Ltd. Class H	1,852,000	2,791,284

		2,791,284
MACHINERY — 1.09%
China Conch Venture Holdings Ltd.[a]	3,009,500	4,706,123
China International Marine Containers Group Co. Ltd. Class H	1,157,500	1,658,218
CRRC Corp. Ltd. Class Ha	9,723,650	8,878,161
Haitian International Holdings Ltd.	1,389,000	1,854,108
Weichai Power Co. Ltd. Class H	2,315,000	2,110,730

		19,207,340
MARINE — 0.20%
China COSCO Holdings Co. Ltd. Class Ha,b	5,787,500	1,979,739
China Shipping Container Lines Co. Ltd. Class Ha,b	8,334,000	1,607,608

		3,587,347
MEDIA — 0.27%
Alibaba Pictures Group Ltd.[a,b]	23,150,000	4,793,053

		4,793,053
METALS & MINING — 0.59%
Aluminum Corp. of China Ltd. Class Ha,b	9,260,000	3,167,583
Jiangxi Copper Co. Ltd. Class H	3,241,000	3,380,144
Zijin Mining Group Co. Ltd. Class H	12,964,000	3,884,457

		10,432,184
OIL, GAS & CONSUMABLE FUELS — 7.01%
China Coal Energy Co. Ltd. Class Ha	6,019,000	2,012,487
China Petroleum & Chemical Corp. Class H	57,413,000	31,969,328
China Shenhua Energy Co. Ltd. Class H	7,639,500	10,728,103
CNOOC Ltd.	40,281,000	41,233,356
Kunlun Energy Co. Ltd.	7,408,000	5,296,770
PetroChina Co. Ltd. Class H	47,226,000	30,305,195

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 29, 2016

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. Class Ha	4,630,000	$1,976,762

		123,522,001
PAPER & FOREST PRODUCTS — 0.14%
Nine Dragons Paper (Holdings) Ltd.	3,704,000	2,472,144

		2,472,144
PERSONAL PRODUCTS — 0.73%
Hengan International Group Co. Ltd.	1,620,500	12,826,627

		12,826,627
PHARMACEUTICALS — 1.41%
China Medical System Holdings Ltd.	2,778,000	3,536,737
CSPC Pharmaceutical Group Ltd.	9,260,000	7,371,180
Luye Pharma Group Ltd.[a,b]	3,009,500	2,418,854
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	926,000	2,145,859
Sihuan Pharmaceutical Holdings Group Ltd.[a]	7,775,000	1,989,706
Sino Biopharmaceutical Ltd.	10,186,000	7,453,347

		24,915,683
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.72%
China Jinmao Holdings Group Ltd.	8,334,000	2,079,173
China Overseas Land & Investment Ltd.	9,260,000	27,507,957
China Resources Land Ltd.	6,482,665	15,472,729
China Vanke Co. Ltd. Class H	2,795,031	6,297,325
Country Garden Holdings Co. Ltd.	12,964,727	4,718,296
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,342,700	5,508,141
Evergrande Real Estate Group Ltd.[a]	9,723,000	6,351,837
Guangzhou R&F Properties Co. Ltd. Class H	2,037,200	2,404,982
Longfor Properties Co. Ltd.	3,241,000	3,980,318
New World China Land Ltd.	6,566,000	6,265,275
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,167,795	3,895,764

Security	Shares	Value
Shimao Property Holdings Ltd.	3,009,500	$3,893,388
Shui On Land Ltd.	8,334,000	2,089,890
Sino-Ocean Land Holdings Ltd.	7,408,000	3,239,032
SOHO China Ltd.	4,861,500	2,181,881
Sunac China Holdings Ltd.	4,167,000	2,679,347
Yuexiu Property Co. Ltd.	15,742,320	2,206,636

		100,771,971
ROAD & RAIL — 0.12%
CAR Inc.[a,b]	1,852,000	2,114,897

		2,114,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.52%
GCL-Poly Energy Holdings Ltd.[a]	28,163,000	4,092,538
Hanergy Thin Film Power Group Ltd.[a,b]	17,429,000	23
Semiconductor Manufacturing International Corp.[b]	60,653,000	4,991,920

		9,084,481
SOFTWARE — 0.21%
Kingsoft Corp. Ltd.[a]	1,852,000	3,662,964

		3,662,964
SPECIALTY RETAIL — 0.20%
GOME Electrical Appliances Holding Ltd.	26,854,000	3,556,981

		3,556,981
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.75%
Lenovo Group Ltd.[a]	15,742,000	13,138,324

		13,138,324
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
ANTA Sports Products Ltd.[a]	1,852,000	4,186,926
Belle International Holdings Ltd.	10,649,000	6,929,385
Shenzhou International Group Holdings Ltd.	1,389,000	7,109,199

		18,225,510
TRANSPORTATION INFRASTRUCTURE — 1.20%
Beijing Capital International Airport Co. Ltd. Class H	3,708,000	3,228,225
China Merchants Holdings International Co. Ltd.[a]	2,778,000	7,698,655
COSCO Pacific Ltd.	4,376,000	4,575,128
Jiangsu Expressway Co. Ltd. Class H	2,778,000	3,265,230

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 29, 2016

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	2,778,000	$2,461,426

		21,228,664
WATER UTILITIES — 0.75%
Beijing Enterprises Water Group Ltd.[a]	10,186,000	5,344,403
Guangdong Investment Ltd.	6,482,000	7,877,279

		13,221,682
WIRELESS TELECOMMUNICATION SERVICES — 8.33%
China Mobile Ltd.	13,890,000	146,828,186

		146,828,186

TOTAL COMMON STOCKS (Cost: $2,215,235,239)		1,759,336,621

SHORT-TERM INVESTMENTS — 10.91%

MONEY MARKET FUNDS — 10.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	181,236,647	181,236,647
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	9,197,552	9,197,552

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	1,828,376	$1,828,376

		192,262,575

TOTAL SHORT-TERM INVESTMENTS (Cost: $192,262,575)		192,262,575

TOTAL INVESTMENTS IN SECURITIES — 110.74% (Cost: $2,407,497,814)		1,951,599,196
Other Assets, Less Liabilities — (10.74)%		(189,307,838)

NET ASSETS — 100.00%		$1,762,291,358

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	38	Mar. 2016	Hong Kong Futures	$1,938,813	$(47,608)

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 100.44%

AEROSPACE & DEFENSE — 0.22%
AVIC International Holding HK Ltd.[a,b]	520,000	$42,798

		42,798
AIR FREIGHT & LOGISTICS — 0.17%
Guangdong Yueyen Transportaion Co. Ltd. Class H	30,000	18,518
Shenzhen Chiwan Petroleum Class B	7,000	14,448

		32,966
AIRLINES — 0.26%
Shandong Airlines Co. Ltd. Class B	23,000	50,755

		50,755
AUTO COMPONENTS — 2.80%
Chaowei Power Holdings Ltd.[a,b]	90,000	46,411
Double Coin Holdings Ltd. Class B	44,000	46,816
Hunan Tyen Machinery Co. Ltd. Class Ba	42,000	20,622
Launch Tech Co. Ltd.[a]	30,000	25,617
Minth Group Ltd.	100,000	180,809
Nexteer Automotive Group Ltd.[b]	120,000	113,578
Tianneng Power International Ltd.[a]	120,000	81,789
Xinchen China Power Holdings Ltd.[a,b]	80,000	11,625
Xingda International Holdings Ltd.[b]	80,000	13,374

		540,641
AUTOMOBILES — 0.15%
Qingling Motors Co. Ltd. Class H	100,000	28,677

		28,677
BANKS — 0.39%
Bank of Chongqing Co. Ltd. Class H	95,000	75,500

		75,500
BEVERAGES — 0.77%
Anhui Gujing Distillery Co. Ltd. Class B	20,000	58,898
Dynasty Fine Wines Group Ltd.[a,b]	128,000	8,077
Tibet Water Resources Ltd.	260,000	82,920

		149,895
BIOTECHNOLOGY — 0.62%
China Regenerative Medicine International Ltd.[a,b]	1,950,000	77,737
Essex Bio-technology Ltd.	40,000	19,547

Security	Shares	Value
Shanghai Haohai Biological Technology Co. Ltd.[a,c]	4,000	$23,148

		120,432
BUILDING PRODUCTS — 1.03%
Bolina Holding Co. Ltd.[b]	80,000	18,312
China Fangda Group Co. Ltd. Class B	44,000	33,101
China Lesso Group Holdings Ltd.[b]	170,000	96,848
Far East Global Group Ltd.	80,000	10,391
Luoyang Glass Co. Ltd. Class Ha	48,000	25,864
Yuanda China Holdings Ltd.	360,000	15,046

		199,562
CAPITAL MARKETS — 0.88%
Central China Securities Co. Ltd. Class H	180,000	71,526
FDG Kinetic Ltd.	240,000	29,012
Guolian Securities Co. Ltd.[a]	55,000	24,543
Noah Holdings Ltd. ADR[a]	1,910	45,267

		170,348
CHEMICALS — 2.78%
Century Sunshine Group Holdings Ltd.	271,250	14,825
China BlueChemical Ltd. Class H	260,000	57,509
China Lumena New Materials Corp.[a,b]	868,000	8,026
China Sanjiang Fine Chemicals Co. Ltd.[a,b]	110,000	14,287
Danhua Chemical Technology Co. Ltd. Class Ba	34,000	18,734
Dongyue Group Ltd.	200,000	31,121
Fufeng Group Ltd.[b]	160,600	51,426
Huabao International Holdings Ltd.[a]	330,000	113,732
Hubei Sanonda Co. Ltd. Class B	49,000	42,975
Ko Yo Chemical Group Ltd.[a,b]	280,000	14,763
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	65,000	46,865
Sinofert Holdings Ltd.	340,000	45,910
Yingde Gases Group Co. Ltd.[b]	180,000	64,814
Yip’s Chemical Holdings Ltd.[b]	40,000	11,882

		536,869
COMMERCIAL SERVICES & SUPPLIES — 1.14%
Beijing Development HK Ltd.[a,b]	90,000	16,782
Broad Greenstate International Co. Ltd.[b]	160,000	33,744

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Capital Environment Holdings Ltd.[a,b]	694,000	$26,774
Dongjiang Environmental Co. Ltd. Class Hb	32,100	41,198
Dynagreen Environmental Protection Group Co. Ltd. Class Ha,b	60,000	27,469
Shanghai Zhongyida Co. Ltd.[a]	58,000	35,612
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	60,000	38,039

		219,618
COMMUNICATIONS EQUIPMENT — 1.64%
BYD Electronic International Co. Ltd.[a]	130,000	73,057
China All Access Holdings Ltd.[b]	180,000	60,184
China Fiber Optic Network System Group Ltd.[a,b]	261,600	19,512
Comba Telecom Systems Holdings Ltd.	176,000	27,160
Eastern Communications Co. Ltd. Class B	51,000	36,669
Nanjing Panda Electronics Co. Ltd. Class H	40,000	25,874
Shanghai Potevio Co. Ltd. Class Ba	19,000	32,357
Trigiant Group Ltd.[b]	120,000	21,913
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	20,000	19,598

		316,324
CONSTRUCTION & ENGINEERING — 0.61%
Baoye Group Co. Ltd. Class H	40,000	23,199
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	40,000	18,570
China Singyes Solar Technologies Holdings Ltd.[b]	70,400	33,045
Concord New Energy Group Ltd.	600,000	25,848
HKC Holdings Ltd.[a]	970,000	17,339

		118,001
CONSTRUCTION MATERIALS — 1.34%
Asia Cement China Holdings Corp.	85,000	17,161
China National Materials Co. Ltd. Class H	180,000	31,944
China Shanshui Cement Group Ltd.[a,b]	480,000	53,697
Dongpeng Holdings Co. Ltd.	50,000	26,105
Huaxin Cement Co. Ltd. Class B	16,000	10,400
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	31,000	19,251

Security	Shares	Value
TCC International Holdings Ltd.[b]	201,000	$29,984
West China Cement Ltd.[a,b]	340,000	71,269

		259,811
CONSUMER FINANCE — 0.72%
Credit China Holdings Ltd.[b]	280,000	125,306
Differ Group Holding Co. Ltd.[a]	140,000	14,223

		139,529
CONTAINERS & PACKAGING — 1.06%
AMVIG Holdings Ltd.[b]	80,000	31,481
CPMC Holdings Ltd.	70,000	36,008
Foshan Huaxin Packaging Co. Ltd.	39,100	33,705
Greatview Aseptic Packaging Co. Ltd.	170,000	70,613
Huajun Holdings Ltd.	96,000	10,000
Overseas Chinese Town Asia Holdings Ltd.	40,000	14,352
Sheen Tai Holdings Group Co. Ltd.	80,000	8,436

		204,595
DISTRIBUTORS — 0.85%
China Animation Characters Co. Ltd.[a,b]	60,000	22,685
China Beidahuang Industry Group Holdings Ltd.[a,b]	480,000	29,012
Dah Chong Hong Holdings Ltd.[b]	140,000	56,352
Xinhua Winshare Publishing and Media Co. Ltd. Class H	70,000	55,451

		163,500
DIVERSIFIED CONSUMER SERVICES — 0.92%
China Maple Leaf Educational Systems Ltd.[b]	80,000	46,810
Fu Shou Yuan International Group Ltd.[b]	140,000	106,762
Tarena International Inc. ADR[a]	2,360	23,883

		177,455
DIVERSIFIED FINANCIAL SERVICES — 0.34%
China Merchants China Direct Investments Ltd.	22,075	28,360
Min Xin Holdings Ltd.	40,000	37,653

		66,013
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.26%
APT Satellite Holdings Ltd.	65,000	50,738

		50,738

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
ELECTRIC UTILITIES — 0.10%
Shenzhen Nanshan Power Co. Ltd.[a]	34,000	$19,326

		19,326
ELECTRICAL EQUIPMENT — 3.83%
Boer Power Holdings Ltd.[b]	40,000	63,991
China Energine International Holdings Ltd.	280,000	22,325
China High Speed Transmission Equipment Group Co. Ltd.[a]	150,000	98,956
FDG Electric Vehicles Ltd.[a,b]	2,050,000	106,769
Foshan Electrical and Lighting Co. Ltd. Class B	44,040	33,414
Guodian Technology & Environment Group Corp. Ltd. Class Ha	50,000	3,344
Hangzhou Steam Turbine Co. Ltd. Class B	88,424	125,113
Harbin Electric Co. Ltd. Class Hb	120,000	40,586
Tech Pro Technology Development Ltd.[a,b]	800,000	238,678
Trony Solar Holdings Co. Ltd.[a,b]	216,000	6,983

		740,159
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.68%
Anxin-China Holdings Ltd.[a,b]	672,000	18,848
AVIC International Holdings Ltd. Class H	41,184	17,636
China Aerospace International Holdings Ltd.[b]	320,000	39,094
China Innovationpay Group Ltd.[a,b]	680,000	30,606
Digital China Holdings Ltd.	140,000	161,674
INESA Electron Co. Ltd. Class Ba	55,000	41,415
Ju Teng International Holdings Ltd.	140,000	55,812
Kingboard Chemical Holdings Ltd.	95,000	138,539
Kingboard Laminates Holdings Ltd.	140,000	54,911
PAX Global Technology Ltd.[b]	130,000	136,919
Sunny Optical Technology Group Co. Ltd.	110,000	254,625
Technovator International Ltd.[a]	60,000	27,391
Tongda Group Holdings Ltd.[b]	500,000	83,589
Wasion Group Holdings Ltd.	80,000	36,831

		1,097,890
ENERGY EQUIPMENT & SERVICES — 0.39%
Anton Oilfield Services Group/Hong Kong[a]	180,000	16,898

Security	Shares	Value
Hilong Holding Ltd.[b]	80,000	$9,568
Honghua Group Ltd.[a]	280,000	14,583
Shandong Molong Petroleum Machinery Co. Ltd. Class Ha	48,000	14,876
Wison Engineering Services Co. Ltd.[a]	170,000	20,331

		76,256
FOOD & STAPLES RETAILING — 0.11%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	70,000	21,244

		21,244
FOOD PRODUCTS — 3.28%
Biostime International Holdings Ltd.[b]	33,000	103,547
Changshouhua Food Co. Ltd.	50,000	22,569
China Agri-Industries Holdings Ltd.[a]	330,000	91,241
China Foods Ltd.[a]	140,000	50,231
China Huiyuan Juice Group Ltd.[a]	125,000	49,510
China Modern Dairy Holdings Ltd.[b]	350,000	68,864
China Ocean Resources Co. Ltd.[a]	5,430	13,765
China Yurun Food Group Ltd.[a,b]	230,000	34,606
Honworld Group Ltd.[c]	30,000	18,518
Leyou Technologies Holdings Ltd.[a,b]	400,000	43,209
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	35,000	30,832
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	58,000	33,988
Shenguan Holdings Group Ltd.	220,000	22,068
Tenwow International Holdings Ltd.[b]	100,000	24,948
YuanShengTai Dairy Farm Ltd.[a,b]	480,000	25,925

		633,821
GAS UTILITIES — 0.75%
Binhai Investment Co. Ltd.	34,479	7,538
China Oil and Gas Group Ltd.[a,b]	816,000	46,172
Towngas China Co. Ltd.	180,000	91,665

		145,375
HEALTH CARE EQUIPMENT & SUPPLIES — 0.54%
Lifetech Scientific Corp.[a,b]	300,000	47,453
Microport Scientific Corp.[a,b]	90,000	36,110
PW Medtech Group Ltd.[a,b]	100,000	20,962

		104,525
HEALTH CARE PROVIDERS & SERVICES — 2.14%
China Jiuhao Health Industry Corp. Ltd.[b]	800,000	110,080
China NT Pharma Group Co.Ltd.[a,b]	130,000	34,940

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
China Pioneer Pharma Holdings Ltd.[b]	80,000	$17,489
Golden Meditech Holdings Ltd.[b]	280,000	37,088
Harmonicare Medical Holdings Ltd.[a,b,c]	30,070	23,472
iKang Healthcare Group Inc. ADR[a]	3,390	70,512
Phoenix Healthcare Group Co. Ltd.[b]	60,000	53,086
Universal Health International Group Holding Ltd.[b]	180,000	24,305
Universal Medical Financial & Technical Advisory Services Co. Ltd.[a,c]	60,000	43,132

		414,104
HOTELS, RESTAURANTS & LEISURE — 3.14%
500.com Ltd. ADR[a]	1,750	32,672
Ajisen (China) Holdings Ltd.	60,000	21,990
China LotSynergy Holdings Ltd.[b]	1,200,000	37,345
China Nuclear Energy Technology Corp. Ltd.[a]	80,000	16,872
China Travel International Investment Hong Kong Ltd.[b]	400,000	138,886
China Vanguard Group Ltd.[a,b]	250,000	22,505
Haichang Ocean Park Holdings Ltd.[a,b,c]	230,000	49,986
Homeinns Hotel Group ADR[a]	1,890	65,866
Huangshan Tourism Development Co. Ltd. Class B	26,000	44,330
REXLot Holdings Ltd.[b]	2,975,000	27,508
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	200,000	75,359
Shanghai Jinjiang International Travel Co. Ltd. Class B	10,000	36,100
Xiabuxiabu Catering Management China Holdings Co. Ltd.[c]	50,000	22,505
Zhuhai Holdings Investment Group Ltd.	100,000	15,175

		607,099
HOUSEHOLD DURABLES — 2.21%
China Creative Home Group Ltd.	120,000	9,722
Hefei Meiling Co. Ltd. Class B	21,036	11,470
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	70,000	24,125
Konka Group Co. Ltd. Class B	105,000	39,833
Ozner Water International Holding Ltd.[a,c]	90,000	18,171

Security	Shares	Value
Skyworth Digital Holdings Ltd.	300,000	$169,364
TCL Multimedia Technology Holdings Ltd.[b]	88,000	49,227
Welling Holding Ltd.	161,600	21,821
Wuxi Little Swan Co. Ltd. Class B	13,000	30,928
Yuxing InfoTech Investment Holdings Ltd.[b]	180,000	52,777

		427,438
HOUSEHOLD PRODUCTS — 0.29%
Vinda International Holdings Ltd.[b]	36,000	56,110

		56,110
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.42%
Canvest Environment Protection Group Co. Ltd.[a,b]	70,000	27,996
CGN Meiya Power Holdings Co. Ltd.[a,b,c]	160,000	23,868
China Datang Corp. Renewable Power Co. Ltd. Class Ha	450,000	48,610
China Power New Energy Development Co. Ltd.	880,000	66,768
Huadian Energy Co. Ltd. Class Ba	73,000	36,500
Kong Sun Holdings Ltd.[a]	500,000	36,650
United Photovoltaics Group Ltd.[a]	460,000	34,902

		275,294
INDUSTRIAL CONGLOMERATES — 0.07%
Chongqing Machinery & Electric Co. Ltd. Class H	120,000	13,271

		13,271
INTERNET & CATALOG RETAIL — 0.70%
Cogobuy Group[a,b,c]	70,000	80,207
E-Commerce China Dangdang Inc. ADR[a]	3,300	21,879
Jumei International Holding Ltd. ADR[a]	5,340	33,588

		135,674
INTERNET SOFTWARE & SERVICES — 3.07%
21Vianet Group Inc. ADR[a]	4,820	84,639
Bitauto Holdings Ltd. ADR[a]	2,400	49,656
HC International Inc.[a]	60,000	32,870
Momo Inc. ADR[a]	2,530	29,803
Pacific Online Ltd.	80,900	20,911
Phoenix New Media Ltd. ADR[a]	6,390	23,899
Renren Inc.[a]	3,790	11,863

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Sina Corp.[a]	4,050	$173,016
Sino-I Technology Ltd.[a]	1,200,000	16,975
Sohu.com Inc.[a]	2,330	101,285
Tian Ge Interactive Holdings Ltd.[a,b,c]	70,000	35,737
Wowo Ltd. ADR[a]	2,650	11,978

		592,632
IT SERVICES — 1.50%
AGTech Holdings Ltd.[a,b]	360,000	87,035
Chinasoft International Ltd.[a,b]	240,000	79,937
Hi Sun Technology (China) Ltd.[a,b]	300,000	45,138
HNA International Investment Holdings Ltd.[a,b]	900,000	42,823
Peace Map Holding Ltd.[a,b]	1,000,000	35,365

		290,298
LEISURE PRODUCTS — 0.75%
Goodbaby International Holdings Ltd.[a]	120,000	51,851
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	31,800	26,648
Shenzhen China Bicycle Co. Holdings Ltd.[a]	40,000	27,623
Zhonglu Co. Ltd. Class Ba	15,460	39,748

		145,870
MACHINERY — 2.83%
Changchai Co. Ltd. Class B	11,000	6,521
China Huarong Energy Co. Ltd.[a,b]	540,000	16,041
China Ocean Shipbuilding Industry Group Ltd.[a]	1,500,000	35,300
CIMC Enric Holdings Ltd.	80,000	42,180
Dalian Refrigeration Co. Ltd. Class B	10,000	10,391
EVA Precision Industrial Holdings Ltd.	180,000	26,157
First Tractor Co. Ltd. Class H	60,000	33,333
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	18,000	29,682
Kama Co. Ltd.[a]	38,215	42,724
Lonking Holdings Ltd.	280,000	36,008
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	150,000	30,671
Shang Gong Group Co. Ltd. Class Ba	39,000	41,964
Shanghai Diesel Engine Co. Ltd. Class B	49,045	38,648
Shanghai Highly Group Co. Ltd. Class B	44,000	33,924

Security	Shares	Value
Shanghai Lingang Holdings Corp. Ltd. Class Ba	17,200	$23,082
Shanghai Prime Machinery Co. Ltd. Class H	120,000	17,438
Shanghai Shibei Hi-Tech Co. Ltd. Class B	36,000	40,896
Sinotruk Hong Kong Ltd.	85,000	30,716
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	28,000	10,586

		546,262
MARINE — 0.45%
Chu Kong Shipping Enterprises Group Co. Ltd.	60,000	14,815
Seaspan Corp.	1,950	32,916
Sinotrans Shipping Ltd.[b]	265,000	39,531

		87,262
MEDIA — 1.39%
AirMedia Group Inc. ADR[a]	2,130	11,651
Bona Film Group Ltd. ADR[a]	600	8,130
Neo Telemedia Ltd.[a,b]	200,000	9,259
Phoenix Satellite Television Holdings Ltd.	220,000	42,155
Poly Culture Group Corp. Ltd. Class H	16,000	35,678
SMI Holdings Group Ltd.[b]	760,000	77,210
Viva China Holdings Ltd.[a,b]	405,600	37,555
Wisdom Sports Group[b]	110,000	46,540

		268,178
METALS & MINING — 2.37%
Bengang Steel Plates Co. Ltd. Class B	63,000	19,444
China Daye Non-Ferrous Metals Mining Ltd.[a]	960,000	16,419
China Metal Recycling Holdings Ltd.[a]	184,800	—
China Rare Earth Holdings Ltd.[a,b]	240,000	16,975
China Silver Group Ltd.[b]	100,000	23,276
Chongqing Iron & Steel Co. Ltd. Class Ha	100,000	11,703
CITIC Dameng Holdings Ltd.[a,b]	170,000	8,089
Da Ming International Holdings Ltd.	60,000	14,274
Honbridge Holdings Ltd.[a]	302,000	20,195
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	65,000	54,665
MMG Ltd.[a,b]	280,000	57,252
North Mining Shares Co. Ltd.[a,b]	1,700,000	19,676

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Real Gold Mining Ltd.[a,b]	126,000	$89
Shougang Concord International Enterprises Co. Ltd.[a,b]	760,000	19,938
Shougang Fushan Resources Group Ltd.	400,000	45,267
Tiangong International Co. Ltd.	200,000	14,660
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	80,000	7,099
Zhaojin Mining Industry Co. Ltd. Class Hb	140,000	110,003

		459,024
MULTI-UTILITIES — 0.20%
Tianjin Development Holdings Ltd.	80,000	38,065

		38,065
MULTILINE RETAIL — 1.70%
Golden Eagle Retail Group Ltd.[b]	90,000	104,049
Intime Retail Group Co. Ltd.[b]	175,000	136,604
Maoye International Holdings Ltd.	180,000	18,518
New World Department Store China Ltd.	70,000	8,732
Parkson Retail Group Ltd.[b]	196,500	23,248
Springland International Holdings Ltd.[b]	190,000	37,383

		328,534
OIL, GAS & CONSUMABLE FUELS — 1.81%
AAG Energy Holdings Ltd.[a,b,c]	100,000	19,033
China Suntien Green Energy Corp. Ltd. Class H	300,000	35,493
Inner Mongolia Yitai Coal Co. Ltd. Class B	157,000	113,982
MIE Holdings Corp.[a,b]	160,000	17,489
Shanxi Guoxin Energy Corp. Ltd.	19,020	21,512
Sino Oil And Gas Holdings Ltd.[a]	1,800,000	43,981
Sinopec Kantons Holdings Ltd.[b]	160,000	76,130
Yanchang Petroleum International Ltd.[a]	1,100,000	22,916

		350,536
PAPER & FOREST PRODUCTS — 1.48%
Chengde Nanjiang Co. Ltd. Class Ba	121,800	51,523
China Forestry Holdings Co. Ltd.[a,b]	306,000	—
China Wood Optimization Holding Ltd.[a]	40,000	15,432
Lee & Man Paper Manufacturing Ltd.	220,000	128,161
Qunxing Paper Holdings Co. Ltd.[a]	148,000	1,713

Security	Shares	Value
Shandong Chenming Paper Holdings Ltd. Class B	75,023	$49,397
Shandong Chenming Paper Holdings Ltd. Class H	55,000	38,547
Superb Summit International Group Ltd.[a]	59,500	550

		285,323
PERSONAL PRODUCTS — 0.12%
CKH Food & Health Ltd.[a]	2,170	5,089
Golden Throat Holdings Group Co. Ltd.[a,c]	10,000	6,031
Real Nutriceutical Group Ltd.[b]	144,000	12,222

		23,342
PHARMACEUTICALS — 4.80%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	50,000	51,053
China Animal Healthcare Ltd.[a,b]	140,000	5,587
China Grand Pharmaceutical and Healthcare Holdings Ltd.[a,b]	160,000	32,510
China Shineway Pharmaceutical Group Ltd.[b]	60,000	70,832
China Traditional Chinese Medicine Co. Ltd.[a,b]	280,000	153,032
Consun Pharmaceutical Group Ltd.	60,000	31,635
Dawnrays Pharmaceutical Holdings Ltd.	80,000	54,320
Hua Han Health Industry Holdings Ltd. Class Hb	723,960	74,480
Hutchison China Meditech Ltd.[a]	830	25,592
Lee’s Pharmaceutical Holdings Ltd.[b]	40,000	34,001
Livzon Pharmaceutical Group Inc. Class H	10,020	42,136
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	20,000	27,263
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	24,000	11,697
Shanghai Dingli Technology Development Group Co. Ltd. Class B	32,000	19,360
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class Hb	50,000	38,644
SSY Group Ltd.[b]	320,255	96,371
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	6,000	4,920

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tong Ren Tang Technologies Co. Ltd. Class H	100,000	$153,804

		927,237
PROFESSIONAL SERVICES — 0.25%
51job Inc. ADR[a]	1,710	47,538

		47,538
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.81%
New Century REIT	40,000	14,660
Spring REIT	130,000	52,160
Yuexiu REIT[b]	170,000	88,977

		155,797
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.37%
Agile Property Holdings Ltd.[b]	260,000	120,034
Beijing Capital Land Ltd. Class H	160,000	56,789
Beijing Enterprises Medical & Health Group Ltd.[a]	660,000	42,437
Beijing North Star Co. Ltd. Class H	120,000	33,024
Beijing Properties Holdings Ltd.[a,b]	400,000	26,234
C C Land Holdings Ltd.	220,000	70,163
Carnival Group International Holdings Ltd.[a,b]	508,000	73,167
Central China Real Estate Ltd.	110,038	19,387
China Aoyuan Property Group Ltd.[b]	190,000	34,696
China Merchants Land Ltd.[b]	200,000	29,320
China Minsheng Drawin Technology Group Ltd.[a]	590,000	33,005
China New City Commercial Development Ltd.[a]	16,000	15,926
China New Town Development Co. Ltd.[a]	750,000	26,041
China Oceanwide Holdings Ltd.[a]	620,000	68,569
China Overseas Grand Oceans Group Ltd.	160,000	51,851
China SCE Property Holdings Ltd.[b]	210,800	42,289
China Vast Industrial Urban Development Co. Ltd.[b,c]	60,000	20,293
CIFI Holdings Group Co. Ltd.	440,000	88,270
Colour Life Services Group Co. Ltd.	50,000	34,657
Crown International Corp. Ltd.[a]	100,000	19,676
EverChina International Holdings Co. Ltd.[a]	500,000	17,682
Fantasia Holdings Group Co. Ltd.	285,000	30,053
Fullshare Holdings Ltd.[a]	575,000	147,149

Security	Shares	Value
Future Land Development Holdings Ltd.[b]	280,000	$33,487
Future Land Holdings Co. Ltd. Class Aa,d	118,096	237,919
Gemdale Properties & Investment Corp. Ltd.[a,b]	860,000	44,238
Glorious Property Holdings Ltd.[a]	450,000	45,138
Greenland Hong Kong Holdings Ltd.[a,b]	140,000	37,988
Greentown China Holdings Ltd.[a]	90,000	71,989
Guangdong Land Holdings Ltd.[a]	100,000	24,434
HNA Innovation Shanghai Co. Ltd.[a]	13,000	7,579
Hopson Development Holdings Ltd.[a]	100,000	97,735
Hydoo International Holding Ltd.[b]	200,000	24,177
K Wah International Holdings Ltd.	130,000	45,974
Kaisa Group Holdings Ltd.[a,b]	420,000	17,845
KWG Property Holding Ltd.	195,000	114,851
Lai Fung Holdings Ltd.	765,000	11,609
Logan Property Holdings Co. Ltd.[b]	120,000	35,647
LVGEM China Real Estate Investment Co. Ltd.[a,b]	120,000	33,950
Madex International Holdings Ltd.[a]	1,800,000	35,416
Minmetals Land Ltd.[b]	220,000	21,219
Poly Property Group Co. Ltd.[b]	330,000	89,967
Powerlong Real Estate Holdings Ltd.	210,000	35,377
Redco Properties Group Ltd.[c]	60,000	45,215
Renhe Commercial Holdings Co. Ltd.[a,b]	2,460,000	99,651
Road King Infrastructure Ltd.	40,000	31,275
Shanghai Industrial Urban Development Group Ltd.	260,000	46,141
Shenzhen Investment Ltd.	480,000	174,071
Shenzhen SEG Co. Ltd. Class Ba	54,000	34,027
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	21,000	27,762
Sinolink Worldwide Holdings Ltd.[a]	320,000	36,213
Tian Shan Development Holding Ltd.	40,000	15,380
Top Spring International Holdings Ltd.	60,000	27,006
Wanda Hotel Development Co. Ltd.[a]	100,000	9,645
Yuzhou Properties Co. Ltd.[b]	230,440	50,675
Zhong An Real Estate Ltd.[a]	160,000	14,197

		2,778,509

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
ROAD & RAIL — 0.82%
Dazhong Transportation Group Co. Ltd. Class B	78,000	$85,488
eHi Car Services Ltd. ADR[a]	1,940	24,037
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	26,000	49,426

		158,951
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.50%
China Electronics Corp. Holdings Co. Ltd.[b]	160,000	49,382
Hua Hong Semiconductor Ltd.[a,c]	40,000	36,779
JA Solar Holdings Co. Ltd. ADR[a]	2,450	21,878
JinkoSolar Holding Co. Ltd.[a]	1,480	35,372
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha,b	40,000	24,074
Xinyi Solar Holdings Ltd.[b]	440,000	123,352

		290,837
SOFTWARE — 2.49%
Boyaa Interactive International Ltd.[b]	40,000	12,345
Changyou.com Ltd. ADR[a]	500	8,835
Chanjet Information Technology Co. Ltd. Class H	10,000	14,917
Cheetah Mobile Inc. ADR[a]	1,660	24,601
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	120,000	18,673
Feiyu Technology International Co. Ltd.[c]	60,000	14,352
iDreamsky Technology Ltd. ADR[a]	730	9,892
Kingdee International Software Group Co. Ltd.[b]	301,200	99,546
KongZhong Corp. ADR[a]	710	5,261
National Agricultural Holdings Ltd.[a]	120,000	31,172
NetDragon Websoft Inc.[b]	30,000	73,918
NQ Mobile Inc. ADR[a]	5,390	20,320
Ourgame International Holdings Ltd.[b]	50,000	26,556
Shanghai Baosight Software Co. Ltd. Class B	19,090	57,423
Sinosoft Technology Group Ltd.	80,000	33,436
V1 Group Ltd.	560,000	29,526

		480,773
SPECIALTY RETAIL — 2.18%
Baoxin Auto Group Ltd.[b]	142,000	89,113
Boshiwa International Holding Ltd.[a,b]	153,000	1,484

Security	Shares	Value
China Harmony New Energy Auto Holding Ltd.	130,000	$71,051
China ZhengTong Auto Services Holdings Ltd.	150,000	52,468
Goldlion Holdings Ltd.	40,000	14,506
Hengdeli Holdings Ltd.[b]	400,000	39,094
Koradior Holdings Ltd.	20,000	29,423
Pou Sheng International Holdings Ltd.[a,b]	350,000	73,815
Zhongsheng Group Holdings Ltd.	110,000	49,652

		420,606
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.82%
Coolpad Group Ltd.[a]	480,000	70,986
Goldpac Group Ltd.[b]	50,000	15,046
TCL Communication Technology Holdings Ltd.	80,000	54,423
TPV Technology Ltd.[a]	160,000	17,489

		157,944
TEXTILES, APPAREL & LUXURY GOODS — 5.02%
361 Degrees International Ltd.	120,000	33,950
Best Pacific International Holdings Ltd.	40,000	18,004
Bosideng International Holdings Ltd.[b]	480,000	38,271
CECEP COSTIN New Materials Group Ltd.	108,000	9,861
China Dongxiang Group Co. Ltd.	460,000	99,381
China Jicheng Holdings Ltd.[a,c]	455,000	76,066
China Lilang Ltd.	70,000	42,579
China Longevity Group Co. Ltd.[a]	96,000	4,669
Citychamp Watch & Jewellery Group Ltd.[a,b]	220,000	35,364
Cosmo Lady China Holdings Co. Ltd.[b,c]	70,000	58,782
Daphne International Holdings Ltd.[a]	160,000	19,753
Fuguiniao Co. Ltd. Class Hb	60,000	29,475
HOSA International Ltd.[b]	60,000	21,296
Lao Feng Xiang Co. Ltd. Class B	33,080	124,579
Li Ning Co. Ltd.[a,b]	230,000	100,564
Luthai Textile Co. Ltd. Class B	41,000	53,938
Peak Sport Products Co. Ltd.	120,000	27,623
Shanghai Haixin Group Co. Class B	77,000	52,976
Texhong Textile Group Ltd.	45,000	29,918
Time Watch Investments Ltd.[b]	100,000	12,217
Weiqiao Textile Co. Class H	75,000	32,214

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
XTEP International Holdings Ltd.	105,000	$49,015

		970,495
TRADING COMPANIES & DISTRIBUTORS — 0.67%
China Aircraft Leasing Group Holdings Ltd.	30,000	24,228
China Chengtong Development Group Ltd.[a]	300,000	24,305
China Dynamics Holdings Ltd.[a]	500,000	15,303
CITIC Resources Holdings Ltd.[a,b]	440,200	35,098
Greater China Financial Holdings Ltd.[a,b]	200,000	29,835

		128,769
TRANSPORTATION INFRASTRUCTURE — 4.21%
Anhui Expressway Co. Ltd. Class H	80,000	61,830
COSCO International Holdings Ltd.	80,000	39,814
Guangdong Provincial Expressway Development Co. Ltd. Class B	61,000	29,495
HNA Infrastructure Company Ltd. Class H	20,000	21,605
Hopewell Highway Infrastructure Ltd.	115,000	53,979
Jinzhou Port Co. Ltd. Class B	35,000	18,270
Shenzhen Chiwan Wharf Holdings Ltd. Class B	25,000	40,573
Shenzhen Expressway Co. Ltd. Class H	120,000	89,967
Shenzhen International Holdings Ltd.	175,000	265,105
Sichuan Expressway Co. Ltd. Class H	160,000	47,736
Tianjin Port Development Holdings Ltd.	320,000	42,798
Xiamen International Port Co. Ltd. Class H	160,000	29,012
Yuexiu Transport Infrastructure Ltd.	120,000	73,301

		813,485
WATER UTILITIES — 1.23%
China Water Affairs Group Ltd.	120,000	52,622
China Water Industry Group Ltd.[a]	200,000	34,722
CT Environmental Group Ltd.	400,000	112,138
Kangda International Environmental Co. Ltd.[a,b,c]	110,000	21,785
Yunnan Water Investment Co. Ltd.[a]	30,000	16,742

		238,009

TOTAL COMMON STOCKS
(Cost: $26,059,335)		19,415,889

Security	Shares	Value
SHORT-TERM INVESTMENTS — 36.09%

MONEY MARKET FUNDS — 36.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	6,624,248	$6,624,248
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	336,173	336,173
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	16,502	16,502

		6,976,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,976,923)		6,976,923

TOTAL INVESTMENTS IN SECURITIES — 136.53%
(Cost: $33,036,258)		26,392,812
Other Assets, Less Liabilities — (36.53)%		(7,061,906)

NET ASSETS — 100.00%		$19,330,906

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 81.89%

BRAZIL — 30.02%
Ambev SA	84,600	$375,027
B2W Cia. Digital[a]	2,000	5,805
Banco Bradesco SA	13,956	81,611
Banco do Brasil SA	15,300	52,060
Banco Santander Brasil SA Units	7,500	28,177
BB Seguridade Participacoes SA	12,600	76,373
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	31,200	91,107
BR Malls Participacoes SA	7,800	26,384
BRF SA	11,700	151,127
CCR SA	15,900	50,465
CETIP SA – Mercados Organizados	3,905	37,192
Cia. de Saneamento Basico do Estado de Sao Paulo	6,000	34,091
Cia. Siderurgica Nacional SA	10,800	14,113
Cielo SA	15,213	118,552
Cosan SA Industria e Comercio	2,100	14,117
CPFL Energia SAa	3,434	14,412
Duratex SA	5,184	7,921
EDP – Energias do Brasil SA	4,500	14,396
Embraer SA	12,000	91,071
Equatorial Energia SA	3,300	31,754
Estacio Participacoes SA	5,100	16,354
Fibria Celulose SA	4,500	49,758
Hypermarcas SAa	6,300	39,896
JBS SA	13,200	37,816
Klabin SA Units	9,900	53,489
Kroton Educacional SA	24,516	61,424
Localiza Rent A Car SA	2,520	14,559
Lojas Americanas SA	3,050	9,205
Lojas Renner SA	11,400	51,567
M. Dias Branco SA	600	9,566
Multiplan Empreendimentos Imobiliarios SA	1,500	17,720
Natura Cosmeticos SA	3,000	20,039
Odontoprev SA	4,500	11,478
Petroleo Brasileiro SAa	53,400	98,633
Porto Seguro SA	2,100	12,470
Qualicorp SA	3,900	12,623
Raia Drogasil SA	3,900	45,093
Sul America SA	3,083	12,435
TIM Participacoes SA	15,000	26,198
TOTVS SA	2,100	16,624

Security	Shares	Value
Tractebel Energia SA	3,000	$26,613
Transmissora Alianca de Energia Eletrica SA Units	2,100	9,953
Ultrapar Participacoes SA	6,600	104,242
Vale SA	22,800	67,667
WEG SA	10,140	33,611

		2,174,788
CHILE — 9.77%
AES Gener SA	45,860	20,635
Aguas Andinas SA Series A	49,083	25,577
Banco de Chile	425,583	43,609
Banco de Credito e Inversiones	580	23,341
Banco Santander Chile	1,188,801	51,583
Cencosud SA	23,433	51,119
Cia. Cervecerias Unidas SA	2,644	26,021
Colbun SA	145,395	37,773
CorpBanca SA	2,779,572	22,889
Empresa Nacional de Electricidad SA/Chile	58,446	77,435
Empresa Nacional de Telecomunicaciones SA	2,061	17,578
Empresas CMPC SA	22,274	51,222
Empresas COPEC SA	8,220	69,517
Enersis Americas SA	346,349	87,698
LATAM Airlines Group SAa	5,349	30,480
SACI Falabella	8,760	56,904
SONDA SA	8,340	14,393

		707,774
COLOMBIA — 2.23%
Cementos Argos SA	7,542	23,405
Corp. Financiera Colombiana SA New[a]	13	144
Corp. Financiera Colombiana SA/CD	1,401	15,939
Ecopetrol SA	87,117	29,922
Grupo Argos SA/Colombia	5,259	28,363
Grupo de Inversiones Suramericana SA	4,180	47,606
Interconexion Electrica SA ESP	6,831	15,950

		161,329
MEXICO — 36.72%
Alfa SAB de CV	50,100	90,937
America Movil SAB de CV	565,800	386,022
Arca Continental SAB de CV	7,200	44,023
Cemex SAB de CV CPO[a]	242,967	134,332
Coca-Cola Femsa SAB de CV Series L	9,000	66,230

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 29, 2016

Security	Shares	Value
El Puerto de Liverpool SAB de CV Series C1	3,300	$36,549
Fibra Uno Administracion SA de CV	43,700	91,401
Fomento Economico Mexicano SAB de CV	33,000	310,003
Gentera SAB de CV	19,200	36,113
Gruma SAB de CV Series B	3,600	57,984
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	45,173
Grupo Aeroportuario del Sureste SAB de CV Series B	3,600	50,520
Grupo Bimbo SAB de CVa	29,400	83,712
Grupo Carso SAB de CV Series A1	10,200	41,303
Grupo Comercial Chedraui SA de CV	6,300	16,653
Grupo Financiero Banorte SAB de CV	44,700	226,429
Grupo Financiero Inbursa SAB de CV Series O	41,700	74,653
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	51,574
Grupo Lala SAB de CV	11,100	26,064
Grupo Mexico SAB de CV Series B	68,700	144,905
Grupo Televisa SAB	43,800	226,180
Industrias Penoles SAB de CV	2,475	29,166
Kimberly-Clark de Mexico SAB de CV Series A	27,300	60,073
Mexichem SAB de CV	18,968	39,830
OHL Mexico SAB de CVa	13,800	16,129
Promotora y Operadora de Infraestructura SAB de CV	4,500	52,352
Wal-Mart de Mexico SAB de CV	94,200	222,389

		2,660,699
PERU — 3.15%
Cia. de Minas Buenaventura SA ADR[a]	3,330	17,383
Credicorp Ltd.	1,218	142,798
Southern Copper Corp.	2,862	68,516

		228,697

TOTAL COMMON STOCKS
(Cost: $9,864,091)		5,933,287

PREFERRED STOCKS — 17.39%

BRAZIL — 15.39%
Banco Bradesco SA	45,468	243,834
Braskem SA Class A	2,700	17,302
Centrais Eletricas Brasileiras SA Class B	3,900	9,575

Security	Shares	Value
Cia. Brasileira de Distribuicao	2,700	$28,212
Cia. Energetica de Minas Gerais	13,590	20,047
Cia. Energetica de Sao Paulo Class B	3,300	11,278
Cia. Paranaense de Energia Class B	1,800	10,463
Gerdau SA	15,300	13,572
Itau Unibanco Holding SA	54,386	347,148
Itausa-Investimentos Itau SA	64,261	110,135
Lojas Americanas SA	8,765	43,811
Petroleo Brasileiro SA	70,800	91,451
Suzano Papel e Celulose SA Class A	6,600	27,367
Telefonica Brasil SA	6,900	66,238
Vale SA	34,800	74,859

		1,115,292

CHILE — 0.63%
Embotelladora Andina SA Class B	4,581	13,653
Sociedad Quimica y Minera de Chile SA Series B	1,797	32,157

		45,810

COLOMBIA — 1.37%
Bancolombia SA	7,825	58,327
Grupo Aval Acciones y Valores SA	62,859	21,212
Grupo de Inversiones Suramericana SA	1,707	19,287

		98,826

TOTAL PREFERRED STOCKS
(Cost: $3,881,812)		1,259,928

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	204	135

		135

TOTAL RIGHTS
(Cost: $0)		135

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	2,613	2,613

		2,613

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,613)		2,613

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $13,748,516)	$7,195,963
Other Assets, Less Liabilities — 0.68%	49,269

NET ASSETS — 100.00%	$7,245,232

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AUTOMOBILES — 9.50%
Astra International Tbk PT	73,501,630	$37,377,437

		37,377,437
BANKS — 30.49%
Bank Bukopin Tbk	13,055,399	532,096
Bank Central Asia Tbk PT	44,757,658	45,102,411
Bank Danamon Indonesia Tbk PT	12,202,960	3,673,117
Bank Mandiri Persero Tbk PT	33,871,880	24,190,581
Bank Negara Indonesia Persero Tbk PT	27,084,658	10,279,288
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,700,536	598,601
Bank Pembangunan Daerah Jawa Timur Tbk PT	10,666,800	330,247
Bank Rakyat Indonesia Persero Tbk PT	40,315,672	33,390,373
Bank Tabungan Negara Persero Tbk PT	15,426,126	1,914,999

		120,011,713
BUILDING PRODUCTS — 0.19%
Arwana Citramulia Tbk PT	17,391,200	734,821

		734,821
CONSTRUCTION & ENGINEERING — 1.58%
Adhi Karya Persero Tbk PT	6,459,510	1,260,793
Pembangunan Perumahan Persero Tbk PT	7,929,800	2,188,226
Sitara Propertindo Tbk PTa	14,253,400	682,185
Surya Semesta Internusa Tbk PT	11,868,574	581,358
Wijaya Karya Persero Tbk PT	7,829,939	1,525,351

		6,237,913
CONSTRUCTION MATERIALS — 4.37%
Indocement Tunggal Prakarsa Tbk PT	5,345,644	8,005,274
PT Holcim Indonesia Tbk	5,585,500	390,550
PT Wijaya Karya Beton Tbk	7,869,200	562,002
Semen Indonesia Persero Tbk PT	10,763,055	8,250,173

		17,207,999
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.39%
Inovisi Infracom Tbk PTa	9,476,400	82,915
Link Net Tbk PTa	3,887,200	1,055,230
Telekomunikasi Indonesia Persero Tbk PT	182,989,990	44,474,833

Security	Shares	Value
XL Axiata Tbk PTa	10,869,100	$3,170,019

		48,782,997
FOOD & STAPLES RETAILING — 0.13%
Matahari Putra Prima Tbk PT	3,892,900	524,022

		524,022
FOOD PRODUCTS — 6.99%
Astra Agro Lestari Tbk PT	1,419,070	1,575,919
Charoen Pokphand Indonesia Tbk PT	26,790,825	6,771,836
Eagle High Plantations Tbk PTa	39,808,052	678,749
Indofood CBP Sukses Makmur Tbk PT	4,228,277	4,980,210
Indofood Sukses Makmur Tbk PT	15,932,730	8,400,071
Japfa Comfeed Indonesia Tbk PTa	17,296,900	989,540
Nippon Indosari Corpindo Tbk PT	5,480,000	504,068
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,220,000	1,199,865
PT Bisi International Tbk	5,428,300	586,591
Salim Ivomas Pratama Tbk PT	11,290,000	304,793
Sawit Sumbermas Sarana Tbk PT	6,859,200	1,015,646
Tiga Pilar Sejahtera Food Tbk[a]	6,357,400	499,197

		27,506,485
GAS UTILITIES — 1.98%
Perusahaan Gas Negara Persero Tbk PT	39,611,607	7,805,608

		7,805,608
HEALTH CARE PROVIDERS & SERVICES — 0.16%
Siloam International Hospitals Tbk PT	1,032,600	611,977

		611,977
HOUSEHOLD PRODUCTS — 4.73%
Sekawan Intipratama Tbk PTa	30,572,100	189,761
Unilever Indonesia Tbk PT	5,532,904	18,423,015

		18,612,776
INSURANCE — 0.15%
Panin Financial Tbk PTa	51,884,878	578,137

		578,137
MACHINERY — 1.80%
United Tractors Tbk PT	6,087,896	7,068,096

		7,068,096
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		—

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 29, 2016

Security	Shares	Value
MEDIA — 2.37%
Global Mediacom Tbk PT	25,704,800	$1,682,000
Media Nusantara Citra Tbk PT	18,188,500	2,529,959
Surya Citra Media Tbk PT	21,241,000	4,606,558
Visi Media Asia Tbk PTa	23,637,700	494,956

		9,313,473
METALS & MINING — 1.20%
Aneka Tambang Persero Tbk PTa	30,575,254	832,291
Hanson International Tbk PTa	48,827,807	3,122,029
Krakatau Steel Persero Tbk PTa	11,174,500	307,524
Timah Persero Tbk PT	10,766,780	458,949

		4,720,793
MULTILINE RETAIL — 3.50%
Matahari Department Store Tbk PT	8,467,900	11,699,406
Mitra Adiperkasa Tbk PTa	2,699,200	857,882
Multipolar Tbk PT	25,385,043	541,036
Ramayana Lestari Sentosa Tbk PT	11,569,400	666,201

		13,764,525
OIL, GAS & CONSUMABLE FUELS — 1.71%
Adaro Energy Tbk PT	52,395,239	2,370,559
Benakat Integra Tbk PT	37,049,010	138,532
Bumi Resources Tbk PTa	46,835,517	175,125
Energi Mega Persada Tbk PTa	96,278,742	144,001
Indo Tambangraya Megah Tbk PT	1,411,680	712,597
Sugih Energy Tbk PTa	71,698,311	2,091,111
Tambang Batubara Bukit Asam Persero Tbk PT	2,931,750	1,112,671

		6,744,596
PERSONAL PRODUCTS — 0.10%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	10,645,100	405,998

		405,998
PHARMACEUTICALS — 1.89%
Kalbe Farma Tbk PT	76,544,185	7,441,478

		7,441,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.42%
Agung Podomoro Land Tbk PTa	22,039,500	535,659
Alam Sutera Realty Tbk PT	35,584,016	915,413
Bekasi Fajar Industrial Estate Tbk PT	15,582,300	315,795
Bumi Serpong Damai Tbk PT	27,991,222	3,527,162
Ciputra Development Tbk PT	39,065,014	3,739,397
Intiland Development Tbk PT	22,358,720	844,388

Security	Shares	Value
Kawasan Industri Jababeka Tbk PT	64,370,970	$1,116,816
Lippo Cikarang Tbk PTa	1,506,700	690,139
Lippo Karawaci Tbk PT	71,206,962	5,458,206
Modernland Realty Tbk PT	29,440,618	748,565
Pakuwon Jati Tbk PT	87,669,177	3,002,728
Summarecon Agung Tbk PT	36,687,058	4,375,999

		25,270,267
SPECIALTY RETAIL — 0.63%
Ace Hardware Indonesia Tbk PT	28,094,679	1,922,422
Tiphone Mobile Indonesia Tbk PT	10,204,600	564,718

		2,487,140
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
Sri Rejeki Isman Tbk PT	30,210,200	544,470

		544,470
TOBACCO — 4.92%
Gudang Garam Tbk PT	1,746,042	8,317,594
Hanjaya Mandala Sampoerna Tbk PT	1,344,600	11,055,846

		19,373,440
TRADING COMPANIES & DISTRIBUTORS — 1.00%
AKR Corporindo Tbk PT	6,440,200	3,937,230

		3,937,230
TRANSPORTATION INFRASTRUCTURE — 0.74%
Jasa Marga Persero Tbk PT	7,379,400	2,924,829

		2,924,829
WIRELESS TELECOMMUNICATION SERVICES — 0.76%
Tower Bersama Infrastructure Tbk PTa	6,952,000	3,002,378

		3,002,378

TOTAL COMMON STOCKS
(Cost: $493,424,621)		392,990,598

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	642,304	642,304

		642,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $642,304)		642,304

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $494,066,925)	$393,632,902
Other Assets, Less Liabilities — 0.00%	(16,986)

NET ASSETS — 100.00%	$393,615,916

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.63%

AIRLINES — 0.69%
Cebu Air Inc.	914,640	$1,596,533

		1,596,533
BANKS — 13.25%
Bank of the Philippine Islands	3,377,509	5,948,820
BDO Unibank Inc.	6,920,426	14,408,458
East West Banking Corp.[a]	845,000	254,833
Metropolitan Bank & Trust Co.	1,381,676	2,196,734
Philippine National Bank[a]	1,073,952	1,174,459
Rizal Commercial Banking Corp.	938,058	641,154
Security Bank Corp.	1,934,420	5,793,089

		30,417,547
BEVERAGES — 0.17%
Pepsi-Cola Products Philippines Inc.	5,750,500	380,948

		380,948
CHEMICALS — 0.84%
D&L Industries Inc.	10,750,600	1,921,769

		1,921,769
DIVERSIFIED FINANCIAL SERVICES — 13.07%
Ayala Corp.	927,098	13,433,660
GT Capital Holdings Inc.	335,560	9,216,432
Metro Pacific Investments Corp.	56,055,200	6,837,438
Premium Leisure Corp.	27,216,000	497,958

		29,985,488
ELECTRIC UTILITIES — 0.53%
First Philippine Holdings Corp.	959,159	1,219,372

		1,219,372
FOOD & STAPLES RETAILING — 0.66%
Cosco Capital Inc.	9,592,500	1,506,961

		1,506,961
FOOD PRODUCTS — 6.76%
Universal Robina Corp.	3,725,250	15,512,082

		15,512,082
HOTELS, RESTAURANTS & LEISURE — 4.13%
Jollibee Foods Corp.	1,835,673	8,454,519
Max’s Group Inc.[a]	1,169,000	403,188
Melco Crown Philippines Resorts Corp.[a]	7,485,700	306,985
PhilWeb Corp.	669,400	323,790

		9,488,482

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.96%
Aboitiz Power Corp.	6,327,515	$5,715,389
Energy Development Corp.	40,055,820	4,801,644
First Gen Corp.	5,475,137	2,279,868
Lopez Holdings Corp.	7,888,050	879,215

		13,676,116
INDUSTRIAL CONGLOMERATES — 18.87%
Aboitiz Equity Ventures Inc.	8,375,460	10,039,984
Alliance Global Group Inc.	8,846,639	2,679,108
DMCI Holdings Inc.	17,142,400	4,614,568
JG Summit Holdings Inc.	10,717,412	15,078,756
SM Investments Corp.	630,894	10,879,771

		43,292,187
MEDIA — 0.67%
ABS-CBN Holdings Corp. PDR	1,349,320	1,532,351

		1,532,351
METALS & MINING — 0.23%
Nickel Asia Corp.	5,049,500	529,905

		529,905
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.88%
Ayala Land Inc.	31,329,840	21,611,330
Belle Corp.	18,142,967	1,175,191
DoubleDragon Properties Corp.	2,862,000	1,504,732
Filinvest Land Inc.	41,735,590	1,334,135
Megaworld Corp.	48,122,000	3,643,306
Robinsons Land Corp.	7,011,800	3,870,867
SM Prime Holdings Inc.	35,358,935	15,392,849
Vista Land & Lifescapes Inc.	18,067,100	1,679,423

		50,211,833
SPECIALTY RETAIL — 0.14%
SSI Group Inc.[a]	4,298,200	316,376

		316,376
TRANSPORTATION INFRASTRUCTURE — 1.24%
International Container Terminal Services Inc.	2,190,560	2,856,251

		2,856,251
WATER UTILITIES — 1.28%
Manila Water Co. Inc.	5,209,229	2,936,011

		2,936,011

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

February 29, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 9.26%
Globe Telecom Inc.	142,065	$5,282,249
Philippine Long Distance Telephone Co.	414,647	15,958,023

		21,240,272

TOTAL COMMON STOCKS
(Cost: $279,168,201)		228,620,484

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	36,815	36,815

		36,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,815)		36,815

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $279,205,016)		228,657,299
Other Assets, Less Liabilities — 0.35%		807,518

NET ASSETS — 100.00%		$229,464,817

PDR	— Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 0.35%
Integer.pl SAa,b	24,564	$543,642

		543,642
BANKS — 32.62%
Alior Bank SAa,b	169,997	2,545,194
Bank Handlowy w Warszawie SA	116,561	2,337,749
Bank Millennium SAa	1,645,790	2,411,806
Bank Pekao SA	400,402	14,909,437
Bank Zachodni WBK SAa	98,082	6,732,897
Getin Holding SAa	1,699,857	548,368
Getin Noble Bank SAa,b	4,862,812	717,480
mBank SAa	50,167	4,053,456
Powszechna Kasa Oszczednosci Bank Polski SAa	2,696,837	16,475,875

		50,732,262
CHEMICALS — 4.76%
Ciech SAa	98,654	1,813,311
Grupa Azoty SAa	155,414	3,651,770
Synthos SA	1,955,255	1,931,394

		7,396,475
CONSTRUCTION & ENGINEERING — 1.39%
Budimex SA	42,238	2,165,347

		2,165,347
CONSUMER FINANCE — 1.20%
KRUK SAb	40,767	1,859,533

		1,859,533
DIVERSIFIED FINANCIAL SERVICES — 0.68%
Warsaw Stock Exchange[b]	110,214	1,064,436

		1,064,436
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.18%
Netia SA	1,130,428	1,441,728
Orange Polska SA	2,232,843	3,506,616

		4,948,344
ELECTRIC UTILITIES — 9.52%
Enea SA	779,211	2,155,165
Energa SA	715,205	2,269,669
PGE Polska Grupa Energetyczna SA	2,495,116	8,074,122
Tauron Polska Energia SAb	3,658,131	2,314,462

		14,813,418

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.32%
Eurocash SA	289,807	$3,602,657

		3,602,657
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Neuca SA	3,634	316,253

		316,253
INSURANCE — 9.56%
Powszechny Zaklad Ubezpieczen SA	1,723,199	14,867,051

		14,867,051
MEDIA — 2.44%
Cyfrowy Polsat SAa	659,321	3,792,233

		3,792,233
METALS & MINING — 5.26%
Boryszew SA	480,711	540,962
Jastrzebska Spolka Weglowa SAa,b	253,119	651,977
KGHM Polska Miedz SA	411,449	6,990,559

		8,183,498
OIL, GAS & CONSUMABLE FUELS — 15.97%
Grupa Lotos SAa	328,840	2,091,228
Lubelski Wegiel Bogdanka SA	45,458	362,636
Polski Koncern Naftowy ORLEN SA	986,570	15,770,120
Polskie Gornictwo Naftowe i Gazownictwo SA	5,299,808	6,613,494

		24,837,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.97%
Globe Trade Centre SAa,b	889,612	1,501,671

		1,501,671
ROAD & RAIL — 0.86%
PKP Cargo SA	114,678	1,345,003

		1,345,003
SOFTWARE — 3.24%
Asseco Poland SA	257,753	3,680,528
CD Projekt Red SAa,b	235,176	1,352,668

		5,033,196
TEXTILES, APPAREL & LUXURY GOODS — 4.95%
CCC SA	79,094	2,966,915
LPP SA	3,746	4,740,112

		7,707,027

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.43%
Midas SAa,b	3,293,979	$667,231

		667,231

TOTAL COMMON STOCKS
(Cost: $259,298,946)		155,376,755

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,723,365	4,723,365
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	239,705	239,705
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	38,702	38,702

		5,001,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,001,772)		5,001,772

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $264,300,718)		160,378,527
Other Assets, Less Liabilities — (3.11)%		(4,840,548)

NET ASSETS — 100.00%		$155,537,979

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 96.69%

BANKS — 41.49%
Commercial Bank QSC (The)	154,624	$1,826,351
Doha Bank QSC	151,162	1,737,709
Masraf Al Rayan QSC	364,044	3,409,944
Qatar International Islamic Bank QSC	52,092	998,770
Qatar Islamic Bank SAQ	69,297	1,863,529
Qatar National Bank SAQ	223,764	8,316,239

		18,152,542
CONSTRUCTION MATERIALS — 2.45%
Qatar National Cement Co. QSC	24,098	536,173
Qatari Investors Group QSC	49,538	534,774

		1,070,947
DIVERSIFIED FINANCIAL SERVICES — 1.83%
Qatar Industrial Manufacturing Co. QSC	30,125	338,446
Salam International Investment Ltd. QSC	131,882	460,437

		798,883
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.53%
Ooredoo QSC	81,166	1,984,281

		1,984,281
ENERGY EQUIPMENT & SERVICES — 1.48%
Gulf International Services QSC	64,103	647,105

		647,105
FOOD & STAPLES RETAILING — 1.13%
Al Meera Consumer Goods Co. QSC	8,581	492,397

		492,397
FOOD PRODUCTS — 0.57%
Widam Food Co.	18,963	251,069

		251,069
HEALTH CARE PROVIDERS & SERVICES — 0.81%
Medicare Group	12,718	356,334

		356,334
INDUSTRIAL CONGLOMERATES — 10.55%
Industries Qatar QSC	153,548	4,420,225
Mannai Corp. QSC	7,245	193,837

		4,614,062
INSURANCE — 4.34%
Qatar Insurance Co. SAQ	88,080	1,899,266

		1,899,266

Security	Shares	Value
MARINE — 3.48%
Qatar Navigation QSC	58,355	$1,522,792

		1,522,792
MULTI-UTILITIES — 4.09%
Qatar Electricity & Water Co. QSC	34,141	1,791,218

		1,791,218
OIL, GAS & CONSUMABLE FUELS — 4.41%
Qatar Gas Transport Co. Ltd.	297,242	1,930,175

		1,930,175
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.72%
Barwa Real Estate Co.	125,422	1,267,829
Ezdan Holding Group QSC	735,619	3,103,724
Mazaya Qatar Real Estate Development QSC	72,499	234,793
National Leasing	52,875	182,713
United Development Co. QSC	129,532	777,441

		5,566,500
WIRELESS TELECOMMUNICATION SERVICES — 2.81%
Vodafone Qatar QSC	435,322	1,229,257

		1,229,257

TOTAL COMMON STOCKS
(Cost: $50,311,546)		42,306,828

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	733,296	733,296

		733,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $733,296)		733,296

TOTAL INVESTMENTS IN SECURITIES — 98.37% (Cost: $51,044,842)		43,040,124
Other Assets, Less Liabilities — 1.63%		714,036

NET ASSETS — 100.00%		$43,754,160

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

BANKS — 28.55%
Al Rajhi Bank	19,724	$283,777
Alinma Bank	26,704	93,914
Arab National Bank	17,906	91,332
Banque Saudi Fransi	20,540	134,670
National Commercial Bank	24,006	253,598
Riyad Bank	50,672	154,022
Samba Financial Group	33,436	194,171

		1,205,484
BUILDING PRODUCTS — 0.47%
Saudi Ceramic Co.	1,980	19,845

		19,845
CHEMICALS — 22.12%
Advanced Petrochemical Co.	3,751	36,755
Saudi Arabian Fertilizer Co.	2,246	41,273
Saudi Basic Industries Corp.	42,606	826,219
Saudi Chemical Co.	2,001	24,777
Yanbu National Petrochemical Co.	556	5,037

		934,061
CONSTRUCTION MATERIALS — 3.56%
Arabian Cement Co./Saudi Arabia	2,484	30,340
City Cement Co.	6,411	21,555
Eastern Province Cement Co.	2,628	22,500
Najran Cement Co.	6,197	20,208
Northern Region Cement Co.	6,382	20,420
Qassim Cement Co. (The)	2,061	35,076

		150,099
DISTRIBUTORS — 0.42%
Al Hassan Ghazi Ibrahim Shaker Co.[a]	2,890	17,908

		17,908
DIVERSIFIED FINANCIAL SERVICES — 0.53%
Aseer Trading Tourism & Manufacturing Co.	4,323	22,177

		22,177
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.22%
Saudi Telecom Co.	26,820	473,757

		473,757
ELECTRIC UTILITIES — 4.54%
Saudi Electricity Co.	47,107	191,543

		191,543

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.08%
Abdullah Al Othaim Markets Co.	1,244	$27,305
Saudi Marketing Co.	1,525	18,472

		45,777
FOOD PRODUCTS — 7.74%
Almarai Co.	9,976	181,060
National Agriculture Development Co. (The)	3,611	18,457
Saudia Dairy & Foodstuff Co.	848	30,712
Savola Group (The)	9,364	96,623

		326,852
HEALTH CARE PROVIDERS & SERVICES — 2.77%
Al Hammadi Development and Investment Co.	3,012	32,838
Dallah Healthcare Holding Co.	1,580	28,866
Mouwasat Medical Services Co.	1,180	35,946
National Medical Care Co.	1,721	19,360

		117,010
HOTELS, RESTAURANTS & LEISURE — 2.66%
Abdul Mohsen Al-Hokair Tourism and Development Co.	1,832	22,748
Al Tayyar Travel Group Holding Co.[a]	4,302	43,106
Dur Hospitality Co.	3,439	22,062
Herfy Food Services Co.	1,342	24,403

		112,319
HOUSEHOLD DURABLES — 0.42%
Al Abdullatif Industrial Investment Co.	3,889	17,835

		17,835
INDUSTRIAL CONGLOMERATES — 0.41%
Astra Industrial Group	4,251	17,229

		17,229
INSURANCE — 2.65%
Bupa Arabia for Cooperative Insurance Co.[a]	1,712	49,655
Co for Cooperative Insurance (The)	2,186	42,566
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	4,355	19,520

		111,741
METALS & MINING — 4.39%
Saudi Arabian Mining Co.[a]	19,704	165,807
Zamil Industrial Investment Co.	2,550	19,370

		185,177

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

February 29, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.08%
Rabigh Refining & Petrochemical Co.	18,380	$45,576

		45,576
PHARMACEUTICALS — 0.63%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,378	26,543

		26,543
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Arriyadh Development Co.	4,556	22,826

		22,826
ROAD & RAIL — 0.89%
Saudi Public Transport Co.	6,073	18,055
United International Transportation Co.	2,038	19,616

		37,671
SPECIALTY RETAIL — 1.19%
Fawaz Abdulaziz Al Hokair & Co.	4,244	50,423

		50,423
WIRELESS TELECOMMUNICATION SERVICES — 2.03%
Etihad Etisalat Co.[a]	13,868	85,822

		85,822

TOTAL COMMON STOCKS
(Cost: $4,923,367)		4,217,675

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	254	254

		254

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254)		254

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $4,923,621)		4,217,929
Other Assets, Less Liabilities — 0.10%		4,195

NET ASSETS — 100.00%		$4,222,124

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

AIRLINES — 2.57%
Air Arabia PJSC	1,975,530	$720,712

		720,712
BANKS — 23.18%
Abu Dhabi Commercial Bank PJSC	951,034	1,760,671
Ajman Bank PJSC[a]	626,009	376,657
Dubai Islamic Bank PJSC	640,467	1,114,220
First Gulf Bank PJSC	369,897	1,283,997
National Bank of Abu Dhabi PJSC	506,464	1,130,669
Union National Bank PJSC	836,483	842,620

		6,508,834
BUILDING PRODUCTS — 0.80%
National Central Cooling Co. PJSC	722,192	226,112

		226,112
CAPITAL MARKETS — 3.44%
Amanat Holdings PJSC[a]	1,288,809	294,741
Dubai Investments PJSC	1,276,185	670,570

		965,311
CONSTRUCTION & ENGINEERING — 3.78%
Arabtec Holding PJSC[a]	1,911,687	749,467
Orascom Construction Ltd.[a]	58,916	312,255

		1,061,722
DIVERSIFIED FINANCIAL SERVICES — 5.97%
Al Waha Capital PJSC	935,098	582,996
Dubai Financial Market PJSC	1,851,621	695,672
Gulf General Investment Co.[a]	1,399,262	219,810
SHUAA Capital PSC[a]	1,400,506	179,208

		1,677,686
DIVERSIFIED TELECOMMUNICATION SERVICES — 16.82%
Emirates Telecommunications Group Co. PJSC	988,418	4,722,706

		4,722,706
ENERGY EQUIPMENT & SERVICES — 1.39%
Lamprell PLC[a]	285,319	389,668

		389,668
FOOD PRODUCTS — 1.33%
Agthia Group PJSC	191,487	372,751

		372,751
HEALTH CARE PROVIDERS & SERVICES — 10.51%
Mediclinic International PLC	187,376	2,320,115
NMC Health PLC	51,071	629,877

		2,949,992

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.39%
Dubai Parks & Resorts PJSC[a]	2,075,984	$672,580

		672,580
OIL, GAS & CONSUMABLE FUELS — 1.74%
Dana Gas PJSC[a]	3,524,415	489,362

		489,362
REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.62%
Aldar Properties PJSC	1,841,514	1,253,396
Deyaar Development PJSC[a]	1,203,634	184,164
Emaar Malls Group PJSC[a]	470,856	352,528
Emaar Properties PJSC	1,912,686	3,046,300
Eshraq Properties Co. PJSC[a]	1,804,129	378,209
RAK Properties PJSC	1,807,910	300,248
Union Properties PJSC	1,339,288	274,198

		5,789,043
THRIFTS & MORTGAGE FINANCE — 1.15%
Amlak Finance PJSC[a]	746,765	323,262

		323,262
TRANSPORTATION INFRASTRUCTURE — 4.26%
DP World Ltd.	70,517	1,196,673

		1,196,673

TOTAL COMMON STOCKS
(Cost: $33,509,616)		28,066,414

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	47,602	47,602

		47,602

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,602)		47,602

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $33,557,218)		28,114,016
Other Assets, Less Liabilities — (0.12)%		(34,467)

NET ASSETS — 100.00%		$28,079,549

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares MSCI All Peru Capped ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

ASSETS
Investments, at cost:
Unaffiliated	$250,393,620	$30,363,988	$2,215,235,239
Affiliated (Note 2)	252,251	19,578	192,262,575

Total cost of investments	$250,645,871	$30,383,566	$2,407,497,814

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$113,329,502	$21,186,212	$1,759,336,621
Affiliated (Note 2)	252,251	19,578	192,262,575

Total fair value of investments	113,581,753	21,205,790	1,951,599,196
Foreign currency, at value[b]	226,451	5,369	1,043,648
Cash	—	—	3,333
Foreign currency pledged to broker, at value[b]	—	—	191,393
Receivables:
Investment securities sold	537,368	190,727	4,824,266
Dividends and interest	50,242	41,538	405,979

Total Assets	114,395,814	21,443,424	1,958,067,815

LIABILITIES
Payables:
Investment securities purchased	689,297	185,891	4,397,371
Collateral for securities on loan (Note 1)	—	—	190,434,199
Futures variation margin	—	—	36,645
Foreign taxes (Note 1)	199	—	—
Investment advisory fees (Note 2)	56,155	10,589	908,242

Total Liabilities	745,651	196,480	195,776,457

NET ASSETS	$113,650,163	$21,246,944	$1,762,291,358

Net assets consist of:
Paid-in capital	$326,657,854	$74,288,059	$2,396,670,782
Distributions in excess of net investment income	(773,273)	(14,943)	(2,121,696)
Accumulated net realized loss	(75,169,879)	(43,845,615)	(176,313,642)
Net unrealized depreciation	(137,064,539)	(9,180,557)	(455,944,086)

NET ASSETS	$113,650,163	$21,246,944	$1,762,291,358

Shares outstanding[c]	5,200,000	3,150,000	46,300,000

Net asset value per share	$21.86	$6.75	$38.06

[a]	Securities on loan with values of $ —, $ — and $180,680,430, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $226,499, $5,425 and $1,233,194, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares MSCI China Small-Cap ETF	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at cost:
Unaffiliated	$26,059,335	$13,745,903	$493,424,621
Affiliated (Note 2)	6,976,923	2,613	642,304

Total cost of investments	$33,036,258	$13,748,516	$494,066,925

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,415,889	$7,193,350	$392,990,598
Affiliated (Note 2)	6,976,923	2,613	642,304

Total fair value of investments	26,392,812	7,195,963	393,632,902
Foreign currency, at value[b]	28,377	36,413	122,072
Receivables:
Investment securities sold	295,389	14,439	—
Due from custodian (Note 4)	—	—	223,374
Dividends and interest	23,241	21,044	21,725
Capital shares sold	—	—	5,281

Total Assets	26,739,819	7,267,859	394,005,354

LIABILITIES
Payables:
Investment securities purchased	438,578	19,914	223,374
Collateral for securities on loan (Note 1)	6,960,421	—	—
Investment advisory fees (Note 2)	9,914	2,713	166,064

Total Liabilities	7,408,913	22,627	389,438

NET ASSETS	$19,330,906	$7,245,232	$393,615,916

Net assets consist of:
Paid-in capital	$29,813,777	$15,697,750	$577,766,572
Undistributed (distributions in excess of) net investment income	(209,025)	29,760	(1,130,052)
Accumulated net realized loss	(3,630,364)	(1,929,253)	(82,590,557)
Net unrealized depreciation	(6,643,482)	(6,553,025)	(100,430,047)

NET ASSETS	$19,330,906	$7,245,232	$393,615,916

Shares outstanding[c]	500,000	300,000	17,450,000

Net asset value per share	$38.66	$24.15	$22.56

[a]	Securities on loan with values of $5,548,659, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $28,409, $36,266 and $118,467, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF	iShares MSCI Qatar Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$279,168,201	$259,298,946	$50,311,546
Affiliated (Note 2)	36,815	5,001,772	733,296

Total cost of investments	$279,205,016	$264,300,718	$51,044,842

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$228,620,484	$155,376,755	$42,306,828
Affiliated (Note 2)	36,815	5,001,772	733,296

Total fair value of investments	228,657,299	160,378,527	43,040,124
Foreign currency, at value[b]	108,164	44,254	74,134
Receivables:
Investment securities sold	898,612	734,435	895,274
Dividends and interest	212,021	14,682	1,682
Capital shares sold	44,050	2,521	—
Tax reclaims	—	69,820	—

Total Assets	229,920,146	161,244,239	44,011,214

LIABILITIES
Payables:
Investment securities purchased	344,083	669,155	235,920
Collateral for securities on loan (Note 1)	—	4,963,070	—
Investment advisory fees (Note 2)	111,246	74,035	21,134

Total Liabilities	455,329	5,706,260	257,054

NET ASSETS	$229,464,817	$155,537,979	$43,754,160

Net assets consist of:
Paid-in capital	$316,243,915	$311,431,834	$58,359,989
Undistributed (distributions in excess of) net investment income	(543,171)	(94,586)	639,274
Accumulated net realized loss	(35,688,835)	(51,849,624)	(7,240,386)
Net unrealized depreciation	(50,547,092)	(103,949,645)	(8,004,717)

NET ASSETS	$229,464,817	$155,537,979	$43,754,160

Shares outstanding[c]	7,100,000	8,900,000	2,350,000

Net asset value per share	$32.32	$17.48	$18.62

[a]	Securities on loan with values of $ —, $4,579,493 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $107,929, $45,742 and $74,134, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares MSCI Saudi Arabia Capped ETF	iShares MSCI UAE Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,923,367	$33,509,616
Affiliated (Note 2)	254	47,602

Total cost of investments	$4,923,621	$33,557,218

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,217,675	$28,066,414
Affiliated (Note 2)	254	47,602

Total fair value of investments	4,217,929	28,114,016
Foreign currency, at value[a]	4,354	289,669
Receivables:
Investment securities sold	91,496	1,365,534
Dividends	887	8

Total Assets	4,314,666	29,769,227

LIABILITIES
Payables:
Investment securities purchased	90,154	1,676,746
Investment advisory fees (Note 2)	2,388	12,932

Total Liabilities	92,542	1,689,678

NET ASSETS	$4,222,124	$28,079,549

Net assets consist of:
Paid-in capital	$4,962,929	$47,529,741
Undistributed (distributions in excess of) net investment income	(3,508)	165,449
Accumulated net realized loss	(31,607)	(14,172,142)
Net unrealized depreciation	(705,690)	(5,443,499)

NET ASSETS	$4,222,124	$28,079,549

Shares outstanding[b]	200,000	1,750,000

Net asset value per share	$21.11	$16.05

[a]	Cost of foreign currency: $4,352 and $289,936, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI All Peru Capped ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$517,278	$398,024	$13,658,984
Interest — unaffiliated	—	—	3,333
Interest — affiliated (Note 2)	60	9	2,274
Securities lending income — affiliated — net (Note 2)	—	—	1,534,044

Total investment income	517,338	398,033	15,198,635

EXPENSES
Investment advisory fees (Note 2)	371,172	75,423	5,966,962

Total expenses	371,172	75,423	5,966,962

Net investment income	146,166	322,610	9,231,673

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,185,284)	(8,872,241)	(100,825,729)
In-kind redemptions — unaffiliated	(3,810,263)	—	4,719,925
Futures contracts	—	—	(440,766)
Foreign currency transactions	(41,035)	(53,452)	(10,235)

Net realized loss	(20,036,582)	(8,925,693)	(96,556,805)

Net change in unrealized appreciation/depreciation on:
Investments	14,604,201	4,030,159	(193,589,667)
Futures contracts	—	—	136,372
Translation of assets and liabilities in foreign currencies	1,867	23,457	(1,206)

Net change in unrealized appreciation/depreciation	14,606,068	4,053,616	(193,454,501)

Net realized and unrealized loss	(5,430,514)	(4,872,077)	(290,011,306)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,284,348)	$(4,549,467)	$(280,779,633)

[a]	Net of foreign withholding tax of $21,940, $20,034 and $686,970, respectively.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI China Small-Cap ETF	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Indonesia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$126,854	$139,826	$598,094
Interest — affiliated (Note 2)	24	3	118
Securities lending income — affiliated — net (Note 2)	153,114	4	—

Total investment income	279,992	139,833	598,212

EXPENSES
Investment advisory fees (Note 2)	77,487	25,722	857,161

Total expenses	77,487	25,722	857,161
Less investment advisory fees waived (Note 2)	—	(7,187)	—

Net expenses	77,487	18,535	857,161

Net investment income (loss)	202,505	121,298	(258,949)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,280,235)	(502,404)	(16,043,570)
In-kind redemptions — unaffiliated	(41,543)	—	(21,685,472)
Foreign currency transactions	(230)	(5,520)	15,385

Net realized loss	(1,322,008)	(507,924)	(37,713,657)

Net change in unrealized appreciation/depreciation on:
Investments	745,975	(548,918)	63,220,328
Translation of assets and liabilities in foreign currencies	(8)	2,319	14,614

Net change in unrealized appreciation/depreciation	745,967	(546,599)	63,234,942

Net realized and unrealized gain (loss)	(576,041)	(1,054,523)	25,521,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(373,536)	$(933,225)	$25,262,336

[a]	Net of foreign withholding tax of $810, $8,463 and $126,191, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF	iShares MSCI Qatar Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$599,334	$1,840,628	$815,183
Interest — affiliated (Note 2)	53	91	44
Securities lending income — affiliated — net (Note 2)	—	101,359	—

Total investment income	599,387	1,942,078	815,227

EXPENSES
Investment advisory fees (Note 2)	767,784	541,454	137,082

Total expenses	767,784	541,454	137,082

Net investment income (loss)	(168,397)	1,400,624	678,145

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,187,561)	(8,611,079)	(2,472,000)
In-kind redemptions — unaffiliated	(2,266,821)	(7,072,211)	—
Foreign currency transactions	(10,586)	(53,278)	(4,305)

Net realized loss	(6,464,968)	(15,736,568)	(2,476,305)

Net change in unrealized appreciation/depreciation on:
Investments	(18,159,801)	(23,564,584)	(4,350,158)
Translation of assets and liabilities in foreign currencies	6,781	(4,847)	1

Net change in unrealized appreciation/depreciation	(18,153,020)	(23,569,431)	(4,350,157)

Net realized and unrealized loss	(24,617,988)	(39,305,999)	(6,826,462)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,786,385)	$(37,905,375)	$(6,148,317)

[a]	Net of foreign withholding tax of $256,858, $317,125 and $ —, respectively.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI Saudi Arabia Capped ETF[a]	iShares MSCI UAE Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$12,737	$302,009 [c]
Interest — affiliated (Note 2)	1	25

Total investment income	12,738	302,034

EXPENSES
Investment advisory fees (Note 2)	14,446	85,026

Total expenses	14,446	85,026

Net investment income (loss)	(1,708)	217,008

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,192)	(3,094,742)
In-kind redemptions — unaffiliated	—	35,239
Foreign currency transactions	(415)	(10,971)

Net realized loss	(31,607)	(3,070,474)

Net change in unrealized appreciation/depreciation on:
Investments	(705,692)	(615,807)
Translation of assets and liabilities in foreign currencies	2	(263)

Net change in unrealized appreciation/depreciation	(705,690)	(616,070)

Net realized and unrealized loss	(737,297)	(3,686,544)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(739,005)	$(3,469,536)

[a]	For the period from September 16, 2015 (commencement of operations) to February 29, 2016.
[b]	Net of foreign withholding tax of $507 and $ —, respectively.
[c]	Includes $287,663 related to a special distribution from Mediclinic International PLC.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped ETF		iShares MSCI Brazil Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$146,166	$2,481,013	$322,610	$914,679
Net realized loss	(20,036,582)	(37,918,254)	(8,925,693)	(20,631,912)
Net change in unrealized appreciation/depreciation	14,606,068	(58,356,098)	4,053,616	(11,726,810)

Net decrease in net assets resulting from operations	(5,284,348)	(93,793,339)	(4,549,467)	(31,444,043)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(892,902)	(2,665,421)	(176,211)	(1,023,857)
Return of capital	—	—	—	(10,630)

Total distributions to shareholders	(892,902)	(2,665,421)	(176,211)	(1,034,487)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,433,299	124,545,347	1,975,371	61,727,326
Cost of shares redeemed	(15,200,801)	(149,030,849)	(3,192,180)	(43,010,391)

Net increase (decrease) in net assets from capital share transactions	(11,767,502)	(24,485,502)	(1,216,809)	18,716,935

DECREASE IN NET ASSETS	(17,944,752)	(120,944,262)	(5,942,487)	(13,761,595)

NET ASSETS
Beginning of period	131,594,915	252,539,177	27,189,431	40,951,026

End of period	$113,650,163	$131,594,915	$21,246,944	$27,189,431

Distributions in excess of net investment income included in net assets at end of period	$(773,273)	$(26,537)	$(14,943)	$(161,342)

SHARES ISSUED AND REDEEMED
Shares sold	150,000	3,650,000	250,000	4,050,000
Shares redeemed	(650,000)	(4,850,000)	(450,000)	(2,650,000)

Net increase (decrease) in shares outstanding	(500,000)	(1,200,000)	(200,000)	1,400,000

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI China ETF		iShares MSCI China Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,231,673	$44,616,022	$202,505	$894,017
Net realized gain (loss)	(96,556,805)	(20,335,293)	(1,322,008)	1,650,024
Net change in unrealized appreciation/depreciation	(193,454,501)	(296,198,598)	745,967	(8,662,972)

Net decrease in net assets resulting from operations	(280,779,633)	(271,917,869)	(373,536)	(6,118,931)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,512,646)	(35,519,586)	(436,840)	(1,013,156)

Total distributions to shareholders	(27,512,646)	(35,519,586)	(436,840)	(1,013,156)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	314,628,353	1,083,775,135	699	9,519,850
Cost of shares redeemed	(59,347,334)	(93,593,554)	(4,505,896)	(11,549,036)

Net increase (decrease) in net assets from capital share transactions	255,281,019	990,181,581	(4,505,197)	(2,029,186)

INCREASE (DECREASE) IN NET ASSETS	(53,011,260)	682,744,126	(5,315,573)	(9,161,273)

NET ASSETS
Beginning of period	1,815,302,618	1,132,558,492	24,646,479	33,807,752

End of period	$1,762,291,358	$1,815,302,618	$19,330,906	$24,646,479

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,121,696)	$16,159,277	$(209,025)	$25,310

SHARES ISSUED AND REDEEMED
Shares sold	6,900,000	19,900,000	—	150,000
Shares redeemed	(1,400,000)	(1,600,000)	(100,000)	(250,000)

Net increase (decrease) in shares outstanding	5,500,000	18,300,000	(100,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Latin America ETF		iShares MSCI Indonesia ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$121,298	$234,487	$(258,949)	$6,025,267
Net realized loss	(507,924)	(565,462)	(37,713,657)	(46,924,048)
Net change in unrealized appreciation/depreciation	(546,599)	(5,909,938)	63,234,942	(109,458,855)

Net increase (decrease) in net assets resulting from operations	(933,225)	(6,240,913)	25,262,336	(150,357,636)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(105,914)	(248,240)	(501,776)	(7,146,963)

Total distributions to shareholders	(105,914)	(248,240)	(501,776)	(7,146,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	256,977,494	350,507,801
Cost of shares redeemed	—	—	(156,502,648)	(501,033,410)

Net increase (decrease) in net assets from capital share transactions	—	—	100,474,846	(150,525,609)

INCREASE (DECREASE) IN NET ASSETS	(1,039,139)	(6,489,153)	125,235,406	(308,030,208)

NET ASSETS
Beginning of period	8,284,371	14,773,524	268,380,510	576,410,718

End of period	$7,245,232	$8,284,371	$393,615,916	$268,380,510

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$29,760	$14,376	$(1,130,052)	$(369,327)

SHARES ISSUED
Shares sold	—	—	12,050,000	12,900,000
Shares redeemed	—	—	(7,900,000)	(19,800,000)

Net increase (decrease) in shares outstanding	—	—	4,150,000	(6,900,000)

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Philippines ETF		iShares MSCI Poland Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(168,397)	$3,542,631	$1,400,624	$5,750,522
Net realized gain (loss)	(6,464,968)	14,537,095	(15,736,568)	(32,171,586)
Net change in unrealized appreciation/depreciation	(18,153,020)	(42,267,364)	(23,569,431)	(29,261,221)

Net decrease in net assets resulting from operations	(24,786,385)	(24,187,638)	(37,905,375)	(55,682,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(898,589)	(3,401,574)	(2,162,725)	(7,044,918)

Total distributions to shareholders	(898,589)	(3,401,574)	(2,162,725)	(7,044,918)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,135,190	181,925,965	51,917,692	124,802,601
Cost of shares redeemed	(66,257,923)	(239,377,426)	(49,879,060)	(165,563,821)

Net increase (decrease) in net assets from capital share transactions	(11,122,733)	(57,451,461)	2,038,632	(40,761,220)

DECREASE IN NET ASSETS	(36,807,707)	(85,040,673)	(38,029,468)	(103,488,423)

NET ASSETS
Beginning of period	266,272,524	351,313,197	193,567,447	297,055,870

End of period	$229,464,817	$266,272,524	$155,537,979	$193,567,447

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(543,171)	$523,815	$(94,586)	$667,515

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	4,550,000	2,700,000	4,850,000
Shares redeemed	(2,000,000)	(6,250,000)	(2,750,000)	(6,500,000)

Net decrease in shares outstanding	(400,000)	(1,700,000)	(50,000)	(1,650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Qatar Capped ETF			iShares MSCI Saudi Arabia Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Period from August 1, 2015 to August 31, 2015[a]	Year ended July 31, 2015	Period from September 16, 2015[b] to February 29, 2016 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$678,145	$(24,706)	$1,188,326	$(1,708)
Net realized loss	(2,476,305)	(732,039)	(3,676,376)	(31,607)
Net change in unrealized appreciation/depreciation	(4,350,157)	(937,120)	(1,737,468)	(705,690)

Net decrease in net assets resulting from operations	(6,148,317)	(1,693,865)	(4,225,518)	(739,005)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,212)	—	(1,237,579)	(1,800)

Total distributions to shareholders	(27,212)	—	(1,237,579)	(1,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,756,547	1,215,687	36,943,689	4,962,929
Cost of shares redeemed	(5,826,840)	(2,112,214)	(19,743,106)	—

Net increase (decrease) in net assets from capital share transactions	4,929,707	(896,527)	17,200,583	4,962,929

INCREASE (DECREASE) IN NET ASSETS	(1,245,822)	(2,590,392)	11,737,486	4,222,124

NET ASSETS
Beginning of period	44,999,982	47,590,374	35,852,888	—

End of period	$43,754,160	$44,999,982	$47,590,374	$4,222,124

Undistributed (distributions in excess of) net investment income or accumulated net investment loss included in net assets at end of period	$639,274	$(11,659)	$(37,617)	$(3,508)

SHARES ISSUED AND REDEEMED
Shares sold	550,000	50,000	1,500,000	200,000
Shares redeemed	(300,000)	(100,000)	(800,000)	—

Net increase (decrease) in shares outstanding	250,000	(50,000)	700,000	200,000

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI UAE Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Period from August 1, 2015 to August 31, 2015[a]	Year ended July 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$217,008	$(20,536)	$2,061,633
Net realized loss	(3,070,474)	(26,278)	(9,688,331)
Net change in unrealized appreciation/depreciation	(616,070)	(3,454,541)	968,435

Net decrease in net assets resulting from operations	(3,469,536)	(3,501,355)	(6,658,263)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(99,646)	—	(2,090,666)

Total distributions to shareholders	(99,646)	—	(2,090,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,193,343	916,895	15,545,495
Cost of shares redeemed	(2,716,360)	—	(24,650,566)

Net increase (decrease) in net assets from capital share transactions	476,983	916,895	(9,105,071)

DECREASE IN NET ASSETS	(3,092,199)	(2,584,460)	(17,854,000)

NET ASSETS
Beginning of period	31,171,748	33,756,208	51,610,208

End of period	$28,079,549	$31,171,748	$33,756,208

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$165,449	$48,087	$(32,653)

SHARES ISSUED AND REDEEMED
Shares sold	200,000	50,000	700,000
Shares redeemed	(150,000)	—	(1,200,000)

Net increase (decrease) in shares outstanding	50,000	50,000	(500,000)

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$23.09	$36.60	$33.90	$41.33	$42.15	$36.28

Income from investment operations:
Net investment income[a]	0.03	0.36	0.45	0.94	0.99	1.02
Net realized and unrealized gain (loss)[b]	(1.09)	(13.48)	2.73	(7.07)	(0.67)	5.79

Total from investment operations	(1.06)	(13.12)	3.18	(6.13)	0.32	6.81

Less distributions from:
Net investment income	(0.17)	(0.39)	(0.48)	(1.30)	(1.14)	(0.94)

Total distributions	(0.17)	(0.39)	(0.48)	(1.30)	(1.14)	(0.94)

Net asset value, end of period	$21.86	$23.09	$36.60	$33.90	$41.33	$42.15

Total return	(4.51)%[c]	(36.15)%	9.50%	(15.36)%	0.79%	18.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$113,650	$131,595	$252,539	$313,565	$332,708	$472,091
Ratio of expenses to average net assets[d]	0.64%	0.61%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	0.25%	1.15%	1.33%	2.24%	2.37%	2.29%
Portfolio turnover rate[e]	6%	21%	13%	11%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$8.12	$21.00	$19.78	$25.65	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.10	0.37	0.47	0.32	0.56	0.73
Net realized and unrealized gain (loss)[c]	(1.41)	(12.85)	1.13	(5.59)	(1.14)	1.33

Total from investment operations	(1.31)	(12.48)	1.60	(5.27)	(0.58)	2.06

Less distributions from:
Net investment income	(0.06)	(0.40)	(0.38)	(0.43)	(0.58)	(0.51)
Return of capital	—	(0.00)[d]	—	(0.17)	—	—

Total distributions	(0.06)	(0.40)	(0.38)	(0.60)	(0.58)	(0.51)

Net asset value, end of period	$6.75	$8.12	$21.00	$19.78	$25.65	$26.81

Total return	(16.31)%[e,f]	(60.01)%	8.18%	(21.00)%	(1.82)%	8.03%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,247	$27,189	$40,951	$34,608	$51,307	$53,625
Ratio of expenses to average net assets[g]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[g]	2.74%	2.87%	2.36%	1.25%	2.27%	2.78%
Portfolio turnover rate[h]	28%	172%	40%	51%	67%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -16.19%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and the period ended August 31, 2011 were 18%, 39%, 35%, 39%, 43% and 71%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$44.49	$50.34	$43.90	$39.68	$44.50	$50.30

Income from investment operations:
Net investment income[b]	0.22	1.41	1.15	1.36	1.56	0.89
Net realized and unrealized gain (loss)[c]	(6.02)	(6.21)	6.24	3.88	(5.46)	(5.74)

Total from investment operations	(5.80)	(4.80)	7.39	5.24	(3.90)	(4.85)

Less distributions from:
Net investment income	(0.63)	(1.05)	(0.95)	(1.02)	(0.92)	(0.93)
Return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.63)	(1.05)	(0.95)	(1.02)	(0.92)	(0.95)

Net asset value, end of period	$38.06	$44.49	$50.34	$43.90	$39.68	$44.50

Total return	(13.25)%[d]	(9.86)%	17.03%	13.40%	(8.80)%	(9.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,762,291	$1,815,303	$1,132,558	$856,075	$349,140	$22,252
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	0.99%	2.65%	2.48%	3.02%	3.69%	4.23%
Portfolio turnover rate[f]	14%	14%	7%	10%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015 and August 31, 2014 were 13%, 14% and 7%, respectively. See Note 4.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$41.08	$48.30	$41.98	$32.15	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.36	1.24	1.09	1.07	0.92	0.80
Net realized and unrealized gain (loss)[c]	(1.99)	(7.18)	6.55	9.87	(8.98)	(9.82)

Total from investment operations	(1.63)	(5.94)	7.64	10.94	(8.06)	(9.02)

Less distributions from:
Net investment income	(0.79)	(1.28)	(1.32)	(1.11)	(0.83)	(0.64)

Total distributions	(0.79)	(1.28)	(1.32)	(1.11)	(0.83)	(0.64)

Net asset value, end of period	$38.66	$41.08	$48.30	$41.98	$32.15	$41.04

Total return	(4.23)%[d]	(12.94)%	18.46%	34.30%	(19.70)%	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,331	$24,646	$33,808	$31,487	$14,468	$18,467
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	1.68%	2.44%	2.38%	2.60%	2.60%	1.69%
Portfolio turnover rate[f]	15%	35%	33%	27%	33%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014 and August 31, 2013 were 15%, 32%, 33% and 27%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Latin America ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.61	$49.25	$40.90	$47.76	$53.47

Income from investment operations:
Net investment income[b]	0.40	0.78	1.20	1.30	0.89
Net realized and unrealized gain (loss)[c]	(3.51)	(21.59)	8.26	(7.06)	(5.84)

Total from investment operations	(3.11)	(20.81)	9.46	(5.76)	(4.95)

Less distributions from:
Net investment income	(0.35)	(0.83)	(1.11)	(1.10)	(0.76)

Total distributions	(0.35)	(0.83)	(1.11)	(1.10)	(0.76)

Net asset value, end of period	$24.15	$27.61	$49.25	$40.90	$47.76

Total return	(11.27)%[d]	(42.58)%	23.49%	(12.28)%	(9.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,245	$8,284	$14,774	$12,270	$4,776
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	3.21%	2.14%	2.74%	2.71%	2.79%
Portfolio turnover rate[f]	3%	7%	9%	12%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 7%, 9%, 12% and 3%, respectively. See Note 4.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$20.18	$28.54	$24.78	$28.49	$31.43	$25.09

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.31	0.37	0.53	0.39	0.36
Net realized and unrealized gain (loss)[b]	2.44	(8.29)	3.75	(3.77)	(2.88)	6.23

Total from investment operations	2.42	(7.98)	4.12	(3.24)	(2.49)	6.59

Less distributions from:
Net investment income	(0.04)	(0.38)	(0.36)	(0.47)	(0.45)	(0.25)

Total distributions	(0.04)	(0.38)	(0.36)	(0.47)	(0.45)	(0.25)

Net asset value, end of period	$22.56	$20.18	$28.54	$24.78	$28.49	$31.43

Total return	12.01%[c]	(28.13)%	16.79%	(11.67)%	(7.92)%	26.31%

Ratios/Supplemental data:
Net assets, end of period (000s)	$393,616	$268,381	$576,411	$392,769	$282,073	$265,596
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets[d]	(0.19)%	1.16%	1.41%	1.67%	1.31%	1.21%
Portfolio turnover rate[e]	5%	4%	8%	15%	8%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$35.50	$38.19	$31.93	$29.37	$24.74	$24.85

Income from investment operations:
Net investment income (loss)[b]	(0.02)	0.34	0.35	0.42	0.33	0.46
Net realized and unrealized gain (loss)[c]	(3.04)	(2.70)	6.22	2.47	4.62	(0.40)

Total from investment operations	(3.06)	(2.36)	6.57	2.89	4.95	0.06

Less distributions from:
Net investment income	(0.12)	(0.33)	(0.31)	(0.33)	(0.32)	(0.17)

Total distributions	(0.12)	(0.33)	(0.31)	(0.33)	(0.32)	(0.17)

Net asset value, end of period	$32.32	$35.50	$38.19	$31.93	$29.37	$24.74

Total return	(8.63)%[d]	(6.21)%	20.53%[e]	9.81%	20.08%	0.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$229,465	$266,273	$351,313	$277,824	$98,380	$85,360
Ratio of expenses to average net assets[f]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income (loss) to average net assets[f]	(0.14)%	0.85%	1.02%	1.14%	1.21%	2.03%
Portfolio turnover rate[g]	3%	12%	24%	23%	25%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$21.63	$28.02	$27.12	$24.31	$30.61	$27.52

Income from investment operations:
Net investment income[a]	0.16	0.65	0.84	0.74	1.22	1.42
Net realized and unrealized gain (loss)[b]	(4.06)	(6.25)	1.04	2.94	(6.23)	2.10

Total from investment operations	(3.90)	(5.60)	1.88	3.68	(5.01)	3.52

Less distributions from:
Net investment income	(0.25)	(0.79)	(0.98)	(0.87)	(1.29)	(0.43)

Total distributions	(0.25)	(0.79)	(0.98)	(0.87)	(1.29)	(0.43)

Net asset value, end of period	$17.48	$21.63	$28.02	$27.12	$24.31	$30.61

Total return	(18.09)%[c]	(20.31)%	6.82%	15.13%	(15.88)%	12.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,538	$193,567	$297,056	$277,933	$127,635	$165,274
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	1.66%	2.60%	2.83%	2.73%	5.03%	4.08%
Portfolio turnover rate[e]	5%	17%	10%	21%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Qatar Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$21.43	$22.14	$24.73	$24.26

Income from investment operations:
Net investment income (loss)[c]	0.31	(0.01)	0.70	(0.02)
Net realized and unrealized gain (loss)[d]	(3.11)	(0.70)	(2.44)	0.49

Total from investment operations	(2.80)	(0.71)	(1.74)	0.47

Less distributions from:
Net investment income	(0.01)	—	(0.85)	—

Total distributions	(0.01)	—	(0.85)	—

Net asset value, end of period	$18.62	$21.43	$22.14	$24.73

Total return	(13.06)%[e]	(3.21)%[e]	(7.10)%	1.94%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,754	$45,000	$47,590	$35,853
Ratio of expenses to average net assets[f]	0.64%	0.63%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[f]	3.18%	(0.63)%	2.94%	(0.34)%
Portfolio turnover rate[g]	19%	5%	85%	11%

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 29, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 4%, 2%, 37% and 0%, respectively. See Note 4.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Saudi Arabia Capped ETF

Period from Sep. 16, 2015[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$24.92

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized loss[c]	(3.80)

Total from investment operations	(3.81)

Less distributions from:
Net investment income	(0.00)[d]

Total distributions	(0.00)[d]

Net asset value, end of period	$21.11

Total return	(15.26)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,222
Ratio of expenses to average net assets[f]	0.74%
Ratio of net investment loss to average net assets[f]	(0.09)%
Portfolio turnover rate[g]	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2016 was 7%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI UAE Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$18.34	$20.46	$24.00	$25.04

Income from investment operations:
Net investment income (loss)[c]	0.13 [d]	(0.01)	1.01	0.01
Net realized and unrealized loss[e]	(2.36)	(2.11)	(3.56)	(1.01)

Total from investment operations	(2.23)	(2.12)	(2.55)	(1.00)

Less distributions from:
Net investment income	(0.06)	—	(0.99)	(0.04)

Total distributions	(0.06)	—	(0.99)	(0.04)

Net asset value, end of period	$16.05	$18.34	$20.46	$24.00

Total return	(12.14)%[f]	(10.36)%[f]	(10.33)%	(4.00)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,080	$31,172	$33,756	$51,610
Ratio of expenses to average net assets[g]	0.64%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[g]	1.64%[d]	(0.76)%	4.81%	0.19%
Portfolio turnover rate[h]	32%	1%	72%	22%

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $-0.04 per share and -0.53% of average net assets.
[e]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 22%, 1%, 38% and 1%, respectively. See Note 4.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Peru Capped	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Emerging Markets Latin America	Non-diversified
MSCI Indonesia	Non-diversified

iShares ETF	Diversification Classification
MSCI Philippines	Non-diversified
MSCI Poland Capped	Non-diversified
MSCI Qatar Capped	Non-diversified
MSCI Saudi Arabia Capped[a]	Non-diversified
MSCI UAE Capped	Non-diversified

[a]	The fund commenced operation on September 16, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

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iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI All Peru Capped
Investments:
Assets:
Common Stocks	$113,329,502	$—	$—	$113,329,502
Money Market Funds	252,251	—	—	252,251

Total	$113,581,753	$—	$—	$113,581,753

MSCI Brazil Small-Cap
Investments:
Assets:
Common Stocks	$18,032,856	$—	$—	$18,032,856
Preferred Stocks	3,153,356	—	—	3,153,356
Money Market Funds	19,578	—	—	19,578

Total	$21,205,790	$—	$—	$21,205,790

MSCI China
Investments:
Assets:
Common Stocks	$1,751,904,097	$7,432,501	$23	$1,759,336,621
Money Market Funds	192,262,575	—	—	192,262,575

Total	$1,944,166,672	$7,432,501	$23	$1,951,599,196

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(47,608)	$—	$—	$(47,608)

Total	$(47,608)	$—	$—	$(47,608)

MSCI China Small-Cap
Investments:
Assets:
Common Stocks	$18,727,614	$322,858	$365,417	$19,415,889
Money Market Funds	6,976,923	—	—	6,976,923

Total	$25,704,537	$322,858	$365,417	$26,392,812

MSCI Emerging Markets Latin America
Investments:
Assets:
Common Stocks	$5,933,287	$—	$—	$5,933,287
Preferred Stocks	1,259,928	—	—	1,259,928
Rights	135	—	—	135
Money Market Funds	2,613	—	—	2,613

Total	$7,195,963	$—	$—	$7,195,963

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Indonesia
Investments:
Assets:
Common Stocks	$392,573,921	$272,676	$144,001	$392,990,598
Money Market Funds	642,304	—	—	642,304

Total	$393,216,225	$272,676	$144,001	$393,632,902

MSCI Philippines
Investments:
Assets:
Common Stocks	$228,620,484	$—	$—	$228,620,484
Money Market Funds	36,815	—	—	36,815

Total	$228,657,299	$—	$—	$228,657,299

MSCI Poland Capped
Investments:
Assets:
Common Stocks	$155,376,755	$—	$—	$155,376,755
Money Market Funds	5,001,772	—	—	5,001,772

Total	$160,378,527	$—	$—	$160,378,527

MSCI Qatar Capped
Investments:
Assets:
Common Stocks	$42,306,828	$—	$—	$42,306,828
Money Market Funds	733,296	—	—	733,296

Total	$43,040,124	$—	$—	$43,040,124

MSCI Saudi Arabia Capped
Investments:
Assets:
Common Stocks	$4,217,675	$—	$—	$4,217,675
Money Market Funds	254	—	—	254

Total	$4,217,929	$—	$—	$4,217,929

MSCI UAE Capped
Investments:
Assets:
Common Stocks	$28,066,414	$—	$—	$28,066,414
Money Market Funds	47,602	—	—	47,602

Total	$28,114,016	$—	$—	$28,114,016

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The iShares MSCI China Small-Cap ETF had transfers into Level 2 during the period ended February 29, 2016 in the amount of $81,954 due to a suspension of trading.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table includes a rollfoward for the period ended February 29, 2016 of investments whose values are classified as Level 3 as of the end of period.

iShares MSCI China Small-Cap ETF	Common Stocks
Balance at beginning of period	$1,334,239
Realized gain (loss) and change in unrealized appreciation/depreciation	(327,823)
Purchases	28,371
Sales	(134,991)
Transfers ina	—
Transfers out[a]	(534,379)[b]

Balance at end of period	$365,417

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(295,737)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers out of Level 3 are due to a resumption of trading of equity securities, or changes in valuation methodology.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Input	Weighted Average of Unobservable Inputs [a]
Assets:
Common Stock[b]	$51,523	Last traded price - adjusted	Adjustment based on change on proxy index	+14%[c]	+14%
Common Stock[b]	$312,091	Last traded price - adjusted	Adjustment based on change on proxy index	-29% to -96%[c]	-53%

[a]	Unobservable inputs are weighted based on the fair value of the investments included in the range.
[b]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.
[c]	An increase in the unobservable input may result in a significant increase to the value, while a decrease in the unobservable input may result in a significant decrease to value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI China
Barclays Capital Inc.	$5,972,887	$5,972,887	$—
BNP Paribas Prime Brokerage Inc.	12,630,442	12,630,442	—
Citigroup Global Markets Inc.	5,674,587	5,674,587	—
Credit Suisse Securities (USA) LLC	30,312,423	30,312,423	—
Deutsche Bank Securities Inc.	3,710,700	3,710,700	—
Goldman Sachs & Co.	21,739,884	21,739,884	—
HSBC Bank PLC	197,330	197,330	—
JPMorgan Clearing Corp.	68,722,951	68,722,951	—
Merrill Lynch, Pierce, Fenner & Smith	16,434,015	16,434,015	—
Morgan Stanley & Co. LLC	11,004,045	11,004,045	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	97,555	97,555	—
SG Americas Securities LLC	419,081	419,081	—
State Street Bank & Trust Company	682,770	682,770	—
UBS Securities LLC	2,734,388	2,734,388	—
Wells Fargo Securities LLC	347,372	347,372	—

	$180,680,430	$180,680,430	$—

MSCI China Small-Cap
Barclays Capital Inc.	$98,398	$98,398	$—
Citigroup Global Markets Inc.	64,691	64,691	—
Credit Suisse Securities (USA) LLC	1,176,111	1,176,111	—
Deutsche Bank Securities Inc.	516,535	516,535	—
Goldman Sachs & Co.	525,316	525,316	—
HSBC Bank PLC	13,738	13,738	—
Jefferies LLC	45,422	45,422	—
JPMorgan Clearing Corp.	722,798	722,798	—
Merrill Lynch, Pierce, Fenner & Smith	581,411	581,411	—
Morgan Stanley & Co. LLC	973,374	973,374	—
State Street Bank & Trust Company	560,715	560,715	—
UBS Securities LLC	270,150	270,150	—

	$5,548,659	$5,548,659	$—

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Poland Capped
Citigroup Global Markets Inc.	$148,665	$148,665	$—
Credit Suisse Securities (USA) LLC	80,218	80,218	—
Deutsche Bank Securities Inc.	1,079,129	1,079,129	—
Goldman Sachs & Co.	1,761,626	1,761,626	—
HSBC Bank PLC	483,251	483,251	—
Merrill Lynch, Pierce, Fenner & Smith	53,071	53,071	—
Morgan Stanley & Co. LLC	52,569	52,569	—
UBS Securities LLC	920,964	920,964	—

	$4,579,493	$4,579,493	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Philippines, iShares MSCI Poland Capped, iShares MSCI Qatar Capped and iShares MSCI UAE Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI Emerging Markets Latin America ETF, BFA is entitled to an annual investment advisory fee of 0.68% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2018 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to waive any additional portion of its investment advisory fees for the Fund through December 31, 2018 in order to limit total annual operating expenses after fee waiver to 0.49% of average daily net assets.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI Saudi Arabia Capped ETF, BFA is entitled to an annual investment advisory fee of 0.74% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI China	$370,883
MSCI China Small-Cap	35,820
MSCI Emerging Markets Latin America	1
MSCI Poland Capped	23,977

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$—	$350,532
MSCI China Small-Cap	31,526	—
MSCI Poland Capped	974,959	52,737
MSCI Qatar Capped	127,320	102,923
MSCI UAE Capped	1,464,020	351,301

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$7,534,354	$8,294,161
MSCI Brazil Small-Cap	6,516,965	7,443,486
MSCI China	306,206,232	254,591,568
MSCI China Small-Cap	3,645,636	4,568,518
MSCI Emerging Markets Latin America	264,676	285,631
MSCI Indonesia	13,396,245	13,508,920
MSCI Philippines	7,615,376	8,371,082
MSCI Poland Capped	8,987,128	9,169,955
MSCI Qatar Capped	12,251,109	8,108,640
MSCI Saudi Arabia Capped	5,218,158	263,598
MSCI UAE Capped	9,048,537	8,585,733

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Peru Capped	$3,426,472	$15,104,404
MSCI China	244,878,662	57,864,480
MSCI China Small-Cap	—	3,623,921
MSCI Indonesia	255,186,723	155,789,352
MSCI Philippines	55,003,040	66,082,772
MSCI Poland Capped	51,535,246	49,369,384
MSCI UAE Capped	234,151	201,481

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI China ETF as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$47,608

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts the iShares MSCI China ETF held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(440,766)	$136,372

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of open futures contracts the iShares MSCI China ETF for the six months ended February 29, 2016 :

Average value of contracts purchased	$3,812,423

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets.

This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except the iShares MSCI Emerging Markets Latin America ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
MSCI All Peru Capped	$16,726,390	$481,024	$17,207,414
MSCI Brazil Small-Cap	12,319,454	—	12,319,454
MSCI China	24,629,918	—	24,629,918
MSCI China Small-Cap	1,755,905	—	1,755,905
MSCI Emerging Markets Latin America	841,755	—	841,755
MSCI Indonesia	21,693,133	20,329	21,713,462
MSCI Philippines	20,341,876	—	20,341,876
MSCI Poland Capped	16,154,476	5	16,154,481
MSCI Qatar Capped	2,551,767	—	2,551,767
MSCI UAE Capped	6,699,000	—	6,699,000

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Peru Capped	$261,549,540	$665,668	$(148,633,455)	$(147,967,787)
MSCI Brazil Small-Cap	44,205,315	473,048	(23,472,573)	(22,999,525)
MSCI China	2,436,473,377	66,848,787	(551,722,968)	(484,874,181)
MSCI China Small-Cap	33,764,382	2,186,353	(9,557,923)	(7,371,570)
MSCI Emerging Markets Latin America	13,889,638	84,694	(6,778,369)	(6,693,675)
MSCI Indonesia	500,431,991	6,526,543	(113,325,632)	(106,799,089)
MSCI Philippines	282,443,792	1,556,918	(55,343,411)	(53,786,493)
MSCI Poland Capped	272,264,533	634,055	(112,520,061)	(111,886,006)
MSCI Qatar Capped	53,296,026	445,419	(10,701,321)	(10,255,902)
MSCI Saudi Arabia Capped	4,923,621	39,836	(745,528)	(705,692)
MSCI UAE Capped	37,999,004	731,021	(10,616,009)	(9,884,988)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares MSCI Saudi Arabia Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 3-4, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were higher than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group, and ranked in the fourth Lipper quintile based on net total expenses.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board noted that after further discussion BFA had agreed to the Board’s request to reduce the investment advisory fee rate for the Fund from the rate originally proposed. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract. The Board noted that there are various ways to share potential economies of scale with iShares fund shareholders, including through fee reductions (that may take the form of breakpoints, price cuts, and/or waivers), continued investment in services to iShares fund shareholders, and fee levels that anticipate scale.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Peru Capped	$0.041543	$—	$0.130169	$0.171712	24%	—%	76%	100%
MSCI China	0.623925	—	0.007099	0.631024	99	—	1	100
MSCI China Small-Cap	0.686855	—	0.107400	0.794255	86	—	14	100
MSCI Emerging Markets Latin America	0.339255	—	0.013792	0.353047	96	—	4	100
MSCI Indonesia	0.003759	—	0.035596	0.039355	10	—	90	100
MSCI Philippines	0.051662	—	0.070595	0.122257	42	—	58	100
MSCI Poland Capped	0.250026	—	—	0.250026	100	—	—	100
MSCI Qatar Capped	—	—	0.012094	0.012094	—	—	100	100
MSCI UAE Capped	0.022242	—	0.040037	0.062279	36	—	64	100

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Denmark Capped ETF | EDEN | BATS
➢	iShares MSCI Finland Capped ETF | EFNL | BATS
➢	iShares MSCI Germany Small-Cap ETF | EWGS | BATS
➢	iShares MSCI Ireland Capped ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped ETF | ENZL | NASDAQ
➢	iShares MSCI Norway Capped ETF | ENOR | BATS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Denmark Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -1.78%, net of fees, while the total return for the Index was -1.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.17%	6.53%	5.39%	5.17%	6.53%	5.39%
Since Inception	20.23%	20.32%	20.51%	112.70%	113.32%	114.83%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.20	$2.61	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Health Care	36.53%
Industrials	22.47
Financials	15.50
Consumer Discretionary	8.02
Materials	7.46
Consumer Staples	6.55
Information Technology	1.54
Telecommunication Services	1.51
Energy	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	22.37%
Danske Bank A/S	8.07
Pandora A/S	5.91
Vestas Wind Systems A/S	5.21
Novozymes A/S Class B	4.32
Carlsberg A/S Class B	3.98
DSV A/S	3.89
Coloplast A/S Class B	3.78
AP Moeller–Maersk A/S Class B	3.75
Genmab A/S	3.50

TOTAL	64.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Finland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -3.74%, net of fees, while the total return for the Index was -3.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.52)%	(11.07)%	(11.47)%	(11.52)%	(11.07)%	(11.47)%
Since Inception	7.38%	7.35%	7.13%	33.86%	33.73%	32.61%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.60	$2.59	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Information Technology	24.23%
Industrials	23.56
Financials	15.34
Materials	13.53
Consumer Discretionary	6.39
Utilities	3.99
Telecommunication Services	3.88
Health Care	3.32
Energy	3.13
Consumer Staples	2.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Nokia OYJ	22.61%
Sampo OYJ Class A	13.09
Kone OYJ Class B	9.39
UPM-Kymmene OYJ	4.50
Fortum OYJ	3.99
Wartsila OYJ Abp	3.99
Elisa OYJ	3.88
Stora Enso OYJ Class R	3.50
Neste OYJ	3.13
Nokian Renkaat OYJ	2.92

TOTAL	71.00%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.74%, net of fees, while the total return for the Index was -4.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.72)%	(4.46)%	(4.60)%	(4.72)%	(4.46)%	(4.60)%
Since Inception	11.84%	11.74%	11.81%	58.17%	57.54%	58.03%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.60	$2.86	$1,000.00	$1,021.90	$2.97	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Industrials	32.56%
Financials	20.92
Information Technology	15.61
Health Care	11.59
Consumer Discretionary	7.61
Telecommunication Services	5.54
Materials	4.09
Consumer Staples	1.79
Utilities	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

LEG Immobilien AG	4.78%
MTU Aero Engines AG	4.40
Wirecard AG	4.32
Freenet AG	3.55
KION Group AG	2.98
Rheinmetall AG	2.60
Dialog Semiconductor PLC	2.27
Sartorius AG (Preferred)	2.12
Gerresheimer AG	2.08
KUKA AG	2.05

TOTAL	31.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Ireland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.06%, net of fees, while the total return for the Index was -5.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.20%	(0.23)%	1.87%	1.20%	(0.23)%	1.87%
5 Years	13.54%	13.33%	14.09%	88.65%	86.93%	93.26%
Since Inception	11.23%	11.10%	11.79%	85.84%	84.52%	91.26%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.40	$2.31	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Staples	25.21%
Materials	24.57
Industrials	15.92
Financials	13.37
Consumer Discretionary	11.93
Health Care	8.77
Information Technology	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

CRH PLC	20.45%
Kerry Group PLC Class A	11.68
Paddy Power Betfair PLC	8.89
Bank of Ireland	4.99
ICON PLC	4.61
Glanbia PLC	4.60
Kingspan Group PLC	4.48
Grafton Group PLC	4.27
Ryanair Holdings PLC ADR	4.24
UDG Healthcare PLC	4.16

TOTAL	72.37%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI New Zealand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 14.44%, net of fees, while the total return for the Index was 14.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.93)%	(7.81)%	(7.58)%	(7.93)%	(7.81)%	(7.58)%
5 Years	10.13%	9.99%	10.44%	62.00%	60.97%	64.32%
Since Inception	11.91%	11.88%	12.35%	85.56%	85.35%	89.67%

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,144.40	$2.56	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Utilities	18.23%
Health Care	15.65
Industrials	14.15
Telecommunication Services	13.47
Consumer Discretionary	11.17
Materials	10.01
Financials	9.76
Energy	4.70
Information Technology	2.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Spark New Zealand Ltd.	10.47%
Auckland International Airport Ltd.	9.66
Fisher & Paykel Healthcare Corp. Ltd.	8.17
Fletcher Building Ltd.	8.13
Contact Energy Ltd.	5.30
Meridian Energy Ltd.	4.74
Ryman Healthcare Ltd.	4.48
SKYCITY Entertainment Group Ltd.	4.42
Z Energy Ltd.	3.81
Mighty River Power Ltd.	3.30

TOTAL	62.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Norway Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.99%, net of fees, while the total return for the Index was -8.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.80)%	(21.82)%	(21.68)%	(21.80)%	(21.82)%	(21.68)%
Since Inception	(5.29)%	(5.35)%	(5.01)%	(19.98)%	(20.19)%	(19.01)%

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$910.10	$2.52	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Energy	28.39%
Financials	20.73
Consumer Staples	15.10
Materials	10.57
Telecommunication Services	9.77
Consumer Discretionary	7.07
Information Technology	5.07
Industrials	2.84
Utilities	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Statoil ASA	15.03%
DNB ASA	9.84
Telenor ASA	9.77
Yara International ASA	5.29
Orkla ASA	5.03
Marine Harvest ASA	4.45
Norsk Hydro ASA	4.43
Gjensidige Forsikring ASA	3.70
Schibsted ASA Class B	2.35
Storebrand ASA	2.29

TOTAL	62.18%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.47%

BANKS — 11.66%
Danske Bank A/S	225,958	$6,174,849
Jyske Bank A/S Registered[a]	29,967	1,306,083
Spar Nord Bank A/S	58,040	452,321
Sydbank A/S	37,890	1,031,020

		8,964,273
BEVERAGES — 5.46%
Carlsberg A/S Class B	35,202	3,043,364
Royal Unibrew A/S	28,194	1,153,650

		4,197,014
BIOTECHNOLOGY — 5.39%
Bavarian Nordic A/Sa	25,322	1,043,879
Genmab A/Sa	21,769	2,674,788
Zealand Pharma A/Sa	24,339	425,451

		4,144,118
BUILDING PRODUCTS — 0.94%
Rockwool International A/S Class B	4,950	720,338

		720,338
CHEMICALS — 7.42%
Chr Hansen Holding A/S	38,846	2,398,697
Novozymes A/S Class B	76,940	3,306,283

		5,704,980
COMMERCIAL SERVICES & SUPPLIES — 2.49%
ISS A/S	55,092	1,918,016

		1,918,016
CONSTRUCTION & ENGINEERING — 1.74%
FLSmidth & Co. A/Sb	23,717	879,252
PER Aarsleff A/S	16,770	459,258

		1,338,510
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.50%
TDC A/S	271,883	1,156,460

		1,156,460
ELECTRICAL EQUIPMENT — 5.18%
Vestas Wind Systems A/S	58,838	3,982,872

		3,982,872
FOOD PRODUCTS — 1.06%
Schouw & Co.	13,464	813,932

		813,932
HEALTH CARE EQUIPMENT & SUPPLIES — 7.67%
Ambu A/Sb	18,942	648,425
Coloplast A/S Class B	38,171	2,891,363

Security	Shares	Value
GN Store Nord A/S	68,121	$1,364,424
William Demant Holding A/Sa	11,402	991,565

		5,895,777
HEALTH CARE TECHNOLOGY — 0.07%
NNIT A/Sa,c	2,253	55,793

		55,793
HOUSEHOLD DURABLES — 0.75%
Bang & Olufsen A/Sa,b	56,862	575,669

		575,669
INSURANCE — 3.76%
Alm Brand A/S	115,662	736,271
Topdanmark A/Sa	46,421	1,071,790
Tryg A/S	59,180	1,081,031

		2,889,092
MACHINERY — 1.09%
NKT Holding A/S	15,650	838,706

		838,706
MARINE — 6.56%
AP Moeller – Maersk A/S Class A	649	832,415
AP Moeller – Maersk A/S Class B	2,178	2,866,499
D/S Norden A/Sa,b	23,864	335,630
Dfds A/S	28,113	1,006,186

		5,040,730
OIL, GAS & CONSUMABLE FUELS — 0.41%
Torm A/Sa,b	30,355	319,252

		319,252
PHARMACEUTICALS — 23.21%
ALK-Abello A/S	5,080	734,077
Novo Nordisk A/S Class B	329,885	17,107,177

		17,841,254
ROAD & RAIL — 3.87%
DSV A/S	72,704	2,978,101

		2,978,101
SOFTWARE — 1.53%
SimCorp A/S	26,025	1,177,871

		1,177,871
SPECIALTY RETAIL — 0.65%
Matas A/S	25,956	497,198

		497,198
TEXTILES, APPAREL & LUXURY GOODS — 6.58%
IC Group A/S	16,657	539,874
Pandora A/S	35,692	4,518,107

		5,057,981

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

February 29, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Solar A/S Class B	7,426	$369,953

		369,953

TOTAL COMMON STOCKS
(Cost: $83,021,266)		76,477,890

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	1,848,055	1,848,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	93,787	93,787
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	52,458	52,458

		1,994,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,994,300)		1,994,300

TOTAL INVESTMENTS IN SECURITIES — 102.07%
(Cost: $85,015,566)		78,472,190
Other Assets, Less Liabilities — (2.07)%		(1,587,866)

NET ASSETS — 100.00%		$76,884,324

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AUTO COMPONENTS — 2.91%
Nokian Renkaat OYJ	20,012	$659,062

		659,062
BUILDING PRODUCTS — 0.77%
Uponor OYJ	12,985	173,821

		173,821
CHEMICALS — 1.08%
Kemira OYJ	21,309	244,499

		244,499
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Caverion Corp.	21,206	190,783

		190,783
COMMUNICATIONS EQUIPMENT — 22.59%
Nokia OYJ	838,708	5,107,827

		5,107,827
CONSTRUCTION & ENGINEERING — 1.24%
Outotec OYJ[a]	39,855	129,914
YIT OYJ[a]	27,405	150,522

		280,436
CONTAINERS & PACKAGING — 2.41%
Huhtamaki OYJ	16,439	545,321

		545,321
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.87%
Elisa OYJ	24,509	875,869

		875,869
ELECTRIC UTILITIES — 3.99%
Fortum OYJ	67,873	901,931

		901,931
ELECTRICAL EQUIPMENT — 0.47%
PKC Group OYJ[a]	6,826	105,096

		105,096
FOOD & STAPLES RETAILING — 2.05%
Kesko OYJ Class B	11,862	464,507

		464,507
FOOD PRODUCTS — 0.58%
Atria OYJ	7,512	67,338
HKScan OYJ Class A	18,874	62,958

		130,296
HEALTH CARE PROVIDERS & SERVICES — 0.60%
Oriola-KD OYJ Class Bb	30,146	134,951

		134,951

Security	Shares	Value
INSURANCE — 13.08%
Sampo OYJ Class A	65,632	$2,958,041

		2,958,041
IT SERVICES — 1.21%
Tieto OYJ	10,421	273,223

		273,223
LEISURE PRODUCTS — 2.61%
Amer Sports OYJ	21,133	590,125

		590,125
MACHINERY — 18.95%
Cargotec OYJ Class B	7,518	234,441
Kone OYJ Class B	47,681	2,121,529
Konecranes OYJ	10,469	230,914
Metso OYJ	20,722	459,316
Ponsse OYJ	4,540	93,726
Valmet OYJ	23,483	244,566
Wartsila OYJ Abp	22,338	901,196

		4,285,688
MEDIA — 0.46%
Sanoma OYJ	22,920	103,102

		103,102
METALS & MINING — 0.95%
Outokumpu OYJ[a,b]	63,218	215,685

		215,685
MULTILINE RETAIL — 0.40%
Stockmann OYJ Abp Class Ba,b	12,823	91,330

		91,330
OIL, GAS & CONSUMABLE FUELS — 3.12%
Neste OYJ	22,477	706,051

		706,051
PAPER & FOREST PRODUCTS — 9.07%
Metsa Board OYJ	39,928	242,515
Stora Enso OYJ Class R	95,614	791,638
UPM-Kymmene OYJ	59,846	1,017,652

		2,051,805
PHARMACEUTICALS — 2.72%
Orion OYJ Class B	18,156	615,495

		615,495
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.24%
Citycon OYJ	88,119	204,513
Sponda OYJ	48,093	195,853
Technopolis OYJ	27,204	106,411

		506,777

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
SOFTWARE — 0.42%
F-Secure OYJ	33,982	$93,785

		93,785
TRADING COMPANIES & DISTRIBUTORS — 1.27%
Cramo OYJ	8,216	164,437
Ramirent OYJ	18,978	123,723

		288,160

TOTAL COMMON STOCKS
(Cost: $26,483,679)		22,593,666

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	560,293	560,293
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	28,434	28,434
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	3,628	3,628

		592,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $592,355)		592,355

TOTAL INVESTMENTS IN SECURITIES — 102.52%
(Cost: $27,076,034)		23,186,021
Other Assets, Less Liabilities — (2.52)%		(570,378)

NET ASSETS — 100.00%		$22,615,643

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.85%

AEROSPACE & DEFENSE — 4.50%
MTU Aero Engines AG	11,925	$1,089,823
OHB SE	1,204	24,542

		1,114,365
AUTO COMPONENTS — 2.40%
ElringKlinger AG	7,280	170,937
Grammer AG	2,653	87,920
LEONI AGa	7,507	219,538
SAF-Holland SA	9,902	116,574

		594,969
BANKS — 0.27%
comdirect bank AG	6,491	67,143

		67,143
BIOTECHNOLOGY — 0.11%
Biotest AG	1,591	26,224

		26,224
BUILDING PRODUCTS — 0.10%
CENTROTEC Sustainable AG	1,828	25,275

		25,275
CAPITAL MARKETS — 1.33%
AURELIUS SE & Co KGaA	4,732	226,768
Deutsche Beteiligungs AG	2,200	63,107
MLP AG	13,820	39,583

		329,458
CHEMICALS — 1.16%
Wacker Chemie AG	3,588	286,504

		286,504
COMMERCIAL SERVICES & SUPPLIES — 1.66%
Bilfinger SE	7,916	343,185
Cewe Stiftung & Co. KGAA	1,190	67,081

		410,266
COMMUNICATIONS EQUIPMENT — 0.40%
ADVA Optical Networking SEb	9,556	99,387

		99,387
CONSTRUCTION & ENGINEERING — 0.13%
Bauer AG	2,166	33,102

		33,102
CONSTRUCTION MATERIALS — 0.41%
BRAAS Monier Building Group SA	4,500	102,606

		102,606

Security	Shares	Value
CONSUMER FINANCE — 0.39%
Ferratum OYJ	1,747	$46,316
Sixt Leasing AGb	2,842	49,871

		96,187
DIVERSIFIED FINANCIAL SERVICES — 1.63%
GRENKELEASING AG	2,030	404,194

		404,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
QSC AG	21,403	33,023

		33,023
ELECTRICAL EQUIPMENT — 2.19%
Nordex SEb	14,839	433,636
SGL Carbon SEa,b	10,548	110,495

		544,131
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.53%
Jenoptik AG	9,864	130,220

		130,220
FOOD PRODUCTS — 1.78%
KWS Saat SE	531	159,817
Suedzucker AG	18,730	282,473

		442,290
HEALTH CARE EQUIPMENT & SUPPLIES — 1.36%
Carl Zeiss Meditec AG Bearer[a]	7,473	235,068
Draegerwerk AG & Co. KGaA	701	39,432
STRATEC Biomedical AG	1,089	61,541

		336,041
HEALTH CARE PROVIDERS & SERVICES — 1.10%
RHOEN-KLINIKUM AG	9,214	272,713

		272,713
HEALTH CARE TECHNOLOGY — 0.89%
CompuGroup Medical SE	5,503	220,247

		220,247
HOTELS, RESTAURANTS & LEISURE — 0.23%
Zeal Network SE	1,445	58,281

		58,281
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.29%
Capital Stage AGa	9,540	72,788

		72,788
INDUSTRIAL CONGLOMERATES — 3.53%
Indus Holding AG	5,337	232,217
Rheinmetall AG	8,990	642,545

		874,762

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 1.20%
Delticom AG	1,373	$22,094
Takkt AG	7,538	137,599
zooplus AGb	1,124	137,089

		296,782
INTERNET SOFTWARE & SERVICES — 0.44%
XING AG	646	109,077

		109,077
IT SERVICES — 6.56%
Bechtle AG	3,371	289,358
CANCOM SEa	3,419	174,564
GFT Technologies SE	3,630	93,043
Wirecard AGa	26,904	1,068,742

		1,625,707
LIFE SCIENCES TOOLS & SERVICES — 3.32%
Evotec AGb	24,230	83,378
Gerresheimer AG	7,201	515,931
MorphoSys AGa,b	5,476	222,736

		822,045
MACHINERY — 15.42%
DEUTZ AG	20,831	69,961
DMG Mori AG	9,038	372,875
Duerr AG	5,951	354,017
Gesco AG	650	50,497
Heidelberger Druckmaschinen AGa,b	56,199	113,822
KION Group AG	14,743	737,115
Krones AG	3,260	350,673
KUKA AGa	5,426	506,434
NORMA Group SE	7,307	379,743
Pfeiffer Vacuum Technology AG	2,268	204,290
R Stahl AGa	592	18,959
Rational AG	782	388,687
SLM Solutions Group AGa,b	2,479	48,026
Vossloh AGb	2,143	128,136
Wacker Neuson SE	6,447	99,541

		3,822,776
MEDIA — 3.05%
Borussia Dortmund GmbH & Co. KGaA	17,971	76,758
CTS Eventim AG & Co. KGaA	9,907	348,714
Stroeer SEa	5,705	329,589

		755,061
METALS & MINING — 2.24%
Aurubis AG	7,733	350,543
Salzgitter AG	8,976	205,347

		555,890

Security	Shares	Value
PHARMACEUTICALS — 1.96%
STADA Arzneimittel AG	14,297	$486,693

		486,693
PROFESSIONAL SERVICES — 0.82%
Amadeus Fire AG	1,194	84,223
Bertrandt AG	1,165	119,672

		203,895
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.90%
Alstria office REIT AG	26,172	330,440
Hamborner REIT AG	13,799	140,442

		470,882
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.81%
ADLER Real Estate AGb	5,296	61,054
ADO Properties SAb,c	4,826	144,411
Deutsche Euroshop AG	10,516	444,878
DIC Asset AG	10,243	86,009
Grand City Properties SA	22,610	471,684
LEG Immobilien AG	14,395	1,183,546
PATRIZIA Immobilien AGb	8,769	206,328
TAG Immobilien AG	23,494	278,504
TLG Immobilien AG	15,464	298,243

		3,174,657
ROAD & RAIL — 0.80%
Sixt SE	2,863	133,702
VTG AGa	2,313	65,092

		198,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.38%
AIXTRON SEa,b	24,607	89,862
Dialog Semiconductor PLC[b]	16,964	561,077
Manz AGa,b	748	34,135
Siltronic AGb	2,758	43,153
SMA Solar Technology AGa,b	2,392	110,589

		838,816
SOFTWARE — 2.88%
Init Innovation In Traffic Systems AG	1,269	18,139
Nemetschek AG	4,423	191,992
RIB Software AGa	8,074	86,105
Software AG	11,776	416,676

		712,912
SPECIALTY RETAIL — 0.21%
Hornbach Baumarkt AG	1,827	51,157

		51,157

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.40%
Wincor Nixdorf AGb	6,829	$347,889

		347,889
TEXTILES, APPAREL & LUXURY GOODS — 0.51%
Bijou Brigitte AG	931	55,880
Gerry Weber International AGa	5,802	70,102

		125,982
THRIFTS & MORTGAGE FINANCE — 2.55%
Aareal Bank AG	13,727	408,897
Deutsche Pfandbriefbank AGb,c	24,720	224,196

		633,093
TRADING COMPANIES & DISTRIBUTORS — 1.17%
BayWa AGa	3,082	94,100
Kloeckner & Co. SE	22,921	195,353

		289,453
TRANSPORTATION INFRASTRUCTURE — 0.31%
Hamburger Hafen und Logistik AG	5,634	77,622

		77,622
WIRELESS TELECOMMUNICATION SERVICES — 5.40%
Drillisch AGa	11,303	459,504
Freenet AG	29,369	878,028

		1,337,532

TOTAL COMMON STOCKS
(Cost: $26,160,867)		23,510,891

PREFERRED STOCKS — 4.98%

BIOTECHNOLOGY — 0.25%
Biotest AG	4,547	61,510

		61,510
BUILDING PRODUCTS — 0.17%
Villeroy & Boch AG	2,905	42,612

		42,612
CONSTRUCTION MATERIALS — 0.27%
STO SE & Co. KGaA	583	66,196

		66,196
HEALTH CARE EQUIPMENT & SUPPLIES — 2.59%
Draegerwerk AG & Co. KGaA	1,746	117,204
Sartorius AG	2,039	525,732

		642,936
MACHINERY — 1.13%
Jungheinrich AG	3,669	278,780

		278,780

Security	Shares	Value
ROAD & RAIL — 0.57%
Sixt SE	3,886	$141,976

		141,976

TOTAL PREFERRED STOCKS
(Cost: $1,150,377)		1,234,010

SHORT-TERM INVESTMENTS — 16.92%

MONEY MARKET FUNDS — 16.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	3,984,927	3,984,927
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	202,231	202,231
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	6,948	6,948

		4,194,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,194,106)		4,194,106

TOTAL INVESTMENTS IN SECURITIES — 116.75%
(Cost: $31,505,350)		28,939,007
Other Assets, Less Liabilities — (16.75)%		(4,152,071)

NET ASSETS — 100.00%		$24,786,936

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AIRLINES — 4.22%
Ryanair Holdings PLC ADR	84,069	$6,992,019

		6,992,019
BANKS — 7.06%
Bank of Ireland[a]	28,918,174	8,232,315
Permanent TSB Group Holdings PLC[a]	1,162,344	3,469,310

		11,701,625
BEVERAGES — 3.23%
C&C Group PLC	1,429,236	5,351,420

		5,351,420
BUILDING PRODUCTS — 4.47%
Kingspan Group PLC	293,243	7,395,246

		7,395,246
CONSTRUCTION MATERIALS — 20.38%
CRH PLC	1,310,998	33,759,825

		33,759,825
CONTAINERS & PACKAGING — 4.10%
Smurfit Kappa Group PLC	293,578	6,791,238

		6,791,238
DIVERSIFIED FINANCIAL SERVICES — 0.21%
IFG Group PLC	174,534	352,730

		352,730
FOOD & STAPLES RETAILING — 2.77%
Fyffes PLC	447,404	608,145
Total Produce PLC	2,577,537	3,976,885

		4,585,030
FOOD PRODUCTS — 19.12%
Glanbia PLC	380,600	7,592,613
Kerry Group PLC Class A	220,490	19,273,685
Origin Enterprises PLC	674,531	4,808,635

		31,674,933
HEALTH CARE PROVIDERS & SERVICES — 4.15%
UDG Healthcare PLC	880,300	6,870,002

		6,870,002
HOTELS, RESTAURANTS & LEISURE — 11.71%
Dalata Hotel Group PLC[a]	974,952	4,714,038
Paddy Power Betfair PLC	96,593	14,677,698

		19,391,736
INSURANCE — 0.21%
FBD Holdings PLC	47,080	340,179

		340,179

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.23%
Datalex PLC	129,554	$385,701

		385,701
LIFE SCIENCES TOOLS & SERVICES — 4.59%
ICON PLC[a]	106,836	7,602,450

		7,602,450
MARINE — 2.76%
Irish Continental Group PLC	896,198	4,576,692

		4,576,692
PROFESSIONAL SERVICES — 0.16%
CPL Resources PLC	41,313	264,125

		264,125
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.84%
Green REIT PLC	3,354,386	4,847,463
Hibernia REIT PLC	3,550,286	4,821,955

		9,669,418
SPECIALTY RETAIL — 0.18%
Applegreen PLC[a]	56,584	295,111

		295,111
TRADING COMPANIES & DISTRIBUTORS — 4.26%
Grafton Group PLC	760,693	7,054,977

		7,054,977

TOTAL COMMON STOCKS
(Cost: $163,259,457)		165,054,457

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	11,290	11,290

		11,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,290)		11,290

TOTAL INVESTMENTS IN SECURITIES — 99.66%
(Cost: $163,270,747)		165,065,747
Other Assets, Less Liabilities — 0.34%		568,779

NET ASSETS — 100.00%		$165,634,526

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AIR FREIGHT & LOGISTICS — 1.75%
Freightways Ltd.	271,082	$1,072,428

		1,072,428
AIRLINES — 2.74%
Air New Zealand Ltd.	933,912	1,681,066

		1,681,066
CHEMICALS — 1.88%
Nuplex Industries Ltd.	347,121	1,153,526

		1,153,526
CONSTRUCTION MATERIALS — 8.10%
Fletcher Building Ltd.	1,055,663	4,976,768

		4,976,768
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.44%
Chorus Ltd.[a]	709,949	1,837,312
Spark New Zealand Ltd.	2,827,252	6,412,672

		8,249,984
ELECTRIC UTILITIES — 13.45%
Contact Energy Ltd.	1,100,070	3,249,484
Genesis Energy Ltd.[b]	845,444	1,087,015
Infratil Ltd.	926,806	1,900,488
Mighty River Power Ltd.	1,162,120	2,022,884

		8,259,871
HEALTH CARE EQUIPMENT & SUPPLIES — 8.15%
Fisher & Paykel Healthcare Corp. Ltd.	862,108	5,002,193

		5,002,193
HEALTH CARE PROVIDERS & SERVICES — 7.17%
Metlifecare Ltd.	218,858	685,444
Ryman Healthcare Ltd.	519,221	2,745,635
Summerset Group Holdings Ltd.	374,989	969,216

		4,400,295
HEALTH CARE TECHNOLOGY — 0.29%
Orion Health Group Ltd.[a]	89,964	180,326

		180,326
HOTELS, RESTAURANTS & LEISURE — 4.41%
SKYCITY Entertainment Group Ltd.	919,040	2,708,682

		2,708,682
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.73%
Meridian Energy Ltd.	1,775,239	2,902,850

		2,902,850

Security	Shares	Value
INTERNET & CATALOG RETAIL — 3.19%
Trade Me Group Ltd.	685,100	$1,960,468

		1,960,468
MEDIA — 2.81%
Sky Network Television Ltd.	606,832	1,724,494

		1,724,494
MULTILINE RETAIL — 0.73%
Warehouse Group Ltd. (The)	253,334	447,656

		447,656
OIL, GAS & CONSUMABLE FUELS — 4.69%
New Zealand Refining Co. Ltd. (The)	232,050	547,748
Z Energy Ltd.	564,162	2,332,316

		2,880,064
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.74%
Argosy Property Ltd.	1,356,464	1,015,127
Goodman Property Trust	1,859,630	1,544,945
Kiwi Property Group Ltd.	2,110,142	1,899,155
Precinct Properties New Zealand Ltd.	1,858,372	1,519,394

		5,978,621
SOFTWARE — 2.86%
Diligent Corp.[a]	133,620	629,932
Xero Ltd.[a,b]	113,696	1,124,482

		1,754,414
TRANSPORTATION INFRASTRUCTURE — 9.63%
Auckland International Airport Ltd.	1,470,782	5,915,537

		5,915,537

TOTAL COMMON STOCKS
(Cost: $65,113,248)		61,249,243

SHORT-TERM INVESTMENTS — 2.68%

MONEY MARKET FUNDS — 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,563,839	1,563,839
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	79,363	79,363
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	4,791	4,791

		1,647,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,647,993)		1,647,993

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.44%
(Cost: $66,761,241)	$62,897,236
Other Assets, Less Liabilities — (2.44)%	(1,498,991)

NET ASSETS — 100.00%	$61,398,245

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AIRLINES — 1.17%
Norwegian Air Shuttle ASA[a,b]	5,856	$192,788

		192,788
AUTO COMPONENTS — 0.56%
Kongsberg Automotive ASA[a,b]	116,253	92,547

		92,547
BANKS — 11.46%
DNB ASA	140,694	1,621,959
Sparebank 1 Nord Norge	24,783	107,459
SpareBank 1 SMN	27,698	165,215

		1,894,633
CHEMICALS — 6.12%
Borregaard ASA	23,403	138,254
Yara International ASA	22,476	872,979

		1,011,233
DIVERSIFIED FINANCIAL SERVICES — 0.73%
Aker ASA Class A	6,647	120,471

		120,471
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.74%
Telenor ASA	107,713	1,611,179

		1,611,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
IDEX ASA[a]	94,995	89,790

		89,790
ENERGY EQUIPMENT & SERVICES — 8.20%
Akastor ASA[a,b]	68,193	54,600
Aker Solutions ASA	39,011	115,900
BW Offshore Ltd.	289,899	40,902
Fred Olsen Energy ASA[a]	17,919	54,881
Ocean Yield ASA	13,481	72,681
Petroleum Geo-Services ASA	52,866	120,011
Prosafe SE	71,084	88,063
Seadrill Ltd.[a,b]	79,944	164,424
Subsea 7 SAa	53,076	336,074
TGS Nopec Geophysical Co. ASA	21,149	308,828

		1,356,364
FOOD PRODUCTS — 15.06%
Austevoll Seafood ASA	26,984	184,171
Bakkafrost P/F	7,834	280,373
Leroy Seafood Group ASA	5,674	238,865
Marine Harvest ASA	51,273	732,833

Security	Shares	Value
Orkla ASA	100,548	$828,702
Salmar ASA	10,902	225,101

		2,490,045
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.46%
Scatec Solar ASA[c]	19,179	75,680

		75,680
INSURANCE — 6.74%
Gjensidige Forsikring ASA[b]	38,925	610,819
Protector Forsikring ASA	14,768	124,934
Storebrand ASA[a]	96,237	378,316

		1,114,069
INTERNET SOFTWARE & SERVICES — 1.49%
Opera Software ASA[b]	31,878	246,462

		246,462
IT SERVICES — 0.96%
Atea ASA	18,233	158,953

		158,953
MACHINERY — 0.47%
Hexagon Composites ASA[b]	29,086	77,072

		77,072
MARINE — 1.20%
Golden Ocean Group Ltd.[a,b]	68,454	38,084
Stolt-Nielsen Ltd.	8,244	75,416
Wilh Wilhelmsen ASA	19,881	85,064

		198,564
MEDIA — 4.42%
Schibsted ASA	12,474	342,553
Schibsted ASA Class Ba	14,785	387,700

		730,253
METALS & MINING — 4.42%
Norsk Hydro ASA	183,685	730,509

		730,509
MULTILINE RETAIL — 0.70%
Europris ASA[a,c]	23,481	115,820

		115,820
OIL, GAS & CONSUMABLE FUELS — 20.10%
Avance Gas Holding Ltd.[b,c]	9,108	73,134
BW LPG Ltd.[b,c]	18,260	118,554
Det Norske Oljeselskap ASA[a,b]	25,406	177,772
DNO ASA[a,b]	159,081	114,872
Frontline Ltd.[b]	16,000	146,185
Hoegh LNG Holdings Ltd.[b]	13,317	128,317

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

February 29, 2016

Security	Shares	Value
Statoil ASA	169,911	$2,477,223
Tanker Investments Ltd.[a]	9,072	87,934

		3,323,991
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.74%
Entra ASA[c]	18,459	159,865
Norwegian Property ASA[a]	78,417	76,908
Selvaag Bolig ASA	18,216	51,612

		288,385
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.69%
Nordic Semiconductor ASA[a,b]	37,585	195,304
REC Silicon ASA[a,b]	696,515	84,690

		279,994
SPECIALTY RETAIL — 1.37%
XXL ASA[c]	20,051	226,553

		226,553
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.37%
Thin Film Electronics ASA[a,b]	152,076	61,405

		61,405

TOTAL COMMON STOCKS
(Cost: $27,652,381)		16,486,760

SHORT-TERM INVESTMENTS — 11.47%

MONEY MARKET FUNDS — 11.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	1,803,169	1,803,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	91,509	91,509
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	1,517	1,517

		1,896,195

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,896,195)		1,896,195

TOTAL INVESTMENTS IN SECURITIES — 111.18%
(Cost: $29,548,576)		18,382,955
Other Assets, Less Liabilities — (11.18)%		(1,848,628)

NET ASSETS — 100.00%		$16,534,327

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares MSCI Denmark Capped ETF	iShares MSCI Finland Capped ETF	iShares MSCI Germany Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$83,021,266	$26,483,679	$27,311,244
Affiliated (Note 2)	1,994,300	592,355	4,194,106

Total cost of investments	$85,015,566	$27,076,034	$31,505,350

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$76,477,890	$22,593,666	$24,744,901
Affiliated (Note 2)	1,994,300	592,355	4,194,106

Total fair value of investments	78,472,190	23,186,021	28,939,007
Foreign currency, at value[b]	94,688	26,299	25,214
Receivables:
Investment securities sold	1,139,937	282,831	38,275
Dividends and interest	34,483	1,812	6,009
Tax reclaims	192,569	—	30,442

Total Assets	79,933,867	23,496,963	29,038,947

LIABILITIES
Payables:
Investment securities purchased	1,075,427	283,102	53,399
Collateral for securities on loan (Note 1)	1,941,842	588,727	4,187,158
Investment advisory fees (Note 2)	32,274	9,491	11,454

Total Liabilities	3,049,543	881,320	4,252,011

NET ASSETS	$76,884,324	$22,615,643	$24,786,936

Net assets consist of:
Paid-in capital	$85,122,857	$27,555,029	$28,308,853
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	3,890	(53,805)	(40,011)
Accumulated net realized loss	(1,697,881)	(994,936)	(914,196)
Net unrealized depreciation	(6,544,542)	(3,890,645)	(2,567,710)

NET ASSETS	$76,884,324	$22,615,643	$24,786,936

Shares outstanding[c]	1,450,000	750,000	650,000

Net asset value per share	$53.02	$30.15	$38.13

[a]	Securities on loan with values of $1,846,820, $557,963 and $3,981,935, respectively. See Note 1.
[b]	Cost of foreign currency: $97,115, $26,948 and $25,669, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$163,259,457	$65,113,248	$27,652,381
Affiliated (Note 2)	11,290	1,647,993	1,896,195

Total cost of investments	$163,270,747	$66,761,241	$29,548,576

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$165,054,457	$61,249,243	$16,486,760
Affiliated (Note 2)	11,290	1,647,993	1,896,195

Total fair value of investments	165,065,747	62,897,236	18,382,955
Foreign currency, at value[b]	31,932	79,286	53,391
Receivables:
Investment securities sold	14,834,687	301,486	999,936
Dividends and interest	374,468	83,907	16,191
Tax reclaims	6,516	—	1,160

Total Assets	180,313,350	63,361,915	19,453,633

LIABILITIES
Payables:
Investment securities purchased	14,616,301	296,887	1,009,326
Collateral for securities on loan (Note 1)	—	1,643,202	1,894,678
Securities related to in-kind transactions (Note 4)	—	—	8,139
Investment advisory fees (Note 2)	62,523	23,581	7,163

Total Liabilities	14,678,824	1,963,670	2,919,306

NET ASSETS	$165,634,526	$61,398,245	$16,534,327

Net assets consist of:
Paid-in capital	$168,187,301	$74,616,804	$31,902,415
Undistributed (distributions in excess of) net investment income	(203,669)	(40,186)	45,736
Accumulated net realized loss	(4,140,523)	(9,311,864)	(4,247,538)
Net unrealized appreciation (depreciation)	1,791,417	(3,866,509)	(11,166,286)

NET ASSETS	$165,634,526	$61,398,245	$16,534,327

Shares outstanding[c]	4,400,000	1,700,000	900,000

Net asset value per share	$37.64	$36.12	$18.37

[a]	Securities on loan with values of $ —, $1,536,524 and $1,795,323, respectively. See Note 1.
[b]	Cost of foreign currency: $34,456, $81,946 and $53,895, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI Denmark Capped ETF	iShares MSCI Finland Capped ETF	iShares MSCI Germany Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$147,554	$—	$18,947
Interest — affiliated (Note 2)	62	2	5
Securities lending income — affiliated — net (Note 2)	38,625	13,512	34,101

Total investment income	186,241	13,514	53,053

EXPENSES
Investment advisory fees (Note 2)	182,351	62,812	76,072

Total expenses	182,351	62,812	76,072

Net investment income (loss)	3,890	(49,298)	(23,019)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,907,343)	(687,196)	(371,578)
In-kind redemptions — unaffiliated	326,341	—	—
Foreign currency transactions	17,072	(4,483)	133

Net realized loss	(1,563,930)	(691,679)	(371,445)

Net change in unrealized appreciation/depreciation on:
Investments	(1,520,318)	(130,178)	(838,111)
Translation of assets and liabilities in foreign currencies	(7,763)	(856)	(1,875)

Net change in unrealized appreciation/depreciation	(1,528,081)	(131,034)	(839,986)

Net realized and unrealized loss	(3,092,011)	(822,713)	(1,211,431)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,088,121)	$(872,011)	$(1,234,450)

[a]	Net of foreign withholding tax of $25,889, $ — and $4,406, respectively.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,361,109	$1,441,716	$204,700
Interest — affiliated (Note 2)	56	38	11
Securities lending income — affiliated — net (Note 2)	—	23,747	36,592

Total investment income	1,361,165	1,465,501	241,303

EXPENSES
Investment advisory fees (Note 2)	393,581	157,872	62,293

Total expenses	393,581	157,872	62,293

Net investment income	967,584	1,307,629	179,010

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,724,768)	(621,778)	(1,162,119)
In-kind redemptions — unaffiliated	3,326,543	1,021,095	(1,948,416)
Foreign currency transactions	(3,504)	61,982	(4,457)

Net realized gain (loss)	(1,401,729)	461,299	(3,114,992)

Net change in unrealized appreciation/depreciation on:
Investments	(10,221,000)	6,733,130	673,622
Translation of assets and liabilities in foreign currencies	(40,787)	(1,435)	441

Net change in unrealized appreciation/depreciation	(10,261,787)	6,731,695	674,063

Net realized and unrealized gain (loss)	(11,663,516)	7,192,994	(2,440,929)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,695,932)	$8,500,623	$(2,261,919)

[a]	Net of foreign withholding tax of $13,060, $236,111 and $43,989, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Denmark Capped ETF		iShares MSCI Finland Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$3,890	$995,563	$(49,298)	$443,363
Net realized gain (loss)	(1,563,930)	7,933,787	(691,679)	(677,761)
Net change in unrealized appreciation/depreciation	(1,528,081)	(7,558,507)	(131,034)	(2,920,949)

Net increase (decrease) in net assets resulting from operations	(3,088,121)	1,370,843	(872,011)	(3,155,347)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,207)	(976,596)	—	(460,665)

Total distributions to shareholders	(17,207)	(976,596)	—	(460,665)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,003,388	99,033,157	—	40,321,518
Cost of shares redeemed	(44,607,413)	(111,468,767)	—	(49,463,373)

Net increase (decrease) in net assets from capital share transactions	31,395,975	(12,435,610)	—	(9,141,855)

INCREASE (DECREASE) IN NET ASSETS	28,290,647	(12,041,363)	(872,011)	(12,757,867)

NET ASSETS
Beginning of period	48,593,677	60,635,040	23,487,654	36,245,521

End of period	$76,884,324	$48,593,677	$22,615,643	$23,487,654

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$3,890	$17,207	$(53,805)	$(4,507)

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	1,850,000	—	1,200,000
Shares redeemed	(850,000)	(2,150,000)	—	(1,500,000)

Net increase (decrease) in shares outstanding	550,000	(300,000)	—	(300,000)

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(23,019)	$390,636	$967,584	$1,412,782
Net realized gain (loss)	(371,445)	1,217,384	(1,401,729)	3,345,938
Net change in unrealized appreciation/depreciation	(839,986)	(1,301,624)	(10,261,787)	7,486,528

Net increase (decrease) in net assets resulting from operations	(1,234,450)	306,396	(10,695,932)	12,245,248

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,181)	(482,393)	(1,051,573)	(1,615,175)
From net realized gain	—	—	—	(622,810)

Total distributions to shareholders	(1,181)	(482,393)	(1,051,573)	(2,237,985)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,932,930	17,760,405	89,533,413
Cost of shares redeemed	—	(20,717,059)	(17,874,073)	(49,024,326)

Net increase (decrease) in net assets from capital share transactions	—	(10,784,129)	(113,668)	40,509,087

INCREASE (DECREASE) IN NET ASSETS	(1,235,631)	(10,960,126)	(11,861,173)	50,516,350

NET ASSETS
Beginning of period	26,022,567	36,982,693	177,495,699	126,979,349

End of period	$24,786,936	$26,022,567	$165,634,526	$177,495,699

Distributions in excess of net investment income included in net assets at end of period	$(40,011)	$(15,811)	$(203,669)	$(119,680)

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000	450,000	2,250,000
Shares redeemed	—	(550,000)	(450,000)	(1,450,000)

Net increase (decrease) in shares outstanding	—	(300,000)	—	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI New Zealand Capped ETF		iShares MSCI Norway Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,307,629	$6,415,418	$179,010	$670,855
Net realized gain (loss)	461,299	(1,166,238)	(3,114,992)	(2,087,780)
Net change in unrealized appreciation/depreciation	6,731,695	(28,485,102)	674,063	(10,733,571)

Net increase (decrease) in net assets resulting from operations	8,500,623	(23,235,922)	(2,261,919)	(12,150,496)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,352,319)	(7,000,765)	(200,248)	(624,192)

Total distributions to shareholders	(1,352,319)	(7,000,765)	(200,248)	(624,192)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,179,601	13,238,478	4,235,545	56,764,370
Cost of shares redeemed	(17,273,796)	(78,103,248)	(15,833,684)	(35,674,721)

Net increase (decrease) in net assets from capital share transactions	(10,094,195)	(64,864,770)	(11,598,139)	21,089,649

INCREASE (DECREASE) IN NET ASSETS	(2,945,891)	(95,101,457)	(14,060,306)	8,314,961

NET ASSETS
Beginning of period	64,344,136	159,445,593	30,594,633	22,279,672

End of period	$61,398,245	$64,344,136	$16,534,327	$30,594,633

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(40,186)	$4,504	$45,736	$66,974

SHARES ISSUED AND REDEEMED
Shares sold	200,000	350,000	200,000	2,300,000
Shares redeemed	(500,000)	(2,250,000)	(800,000)	(1,500,000)

Net increase (decrease) in shares outstanding	(300,000)	(1,900,000)	(600,000)	800,000

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Denmark Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$53.99	$50.53	$37.64	$29.32	$26.12

Income from investment operations:
Net investment income[b]	0.00 [c]	0.84	0.65	0.33	0.32
Net realized and unrealized gain (loss)[d]	(0.96)	3.43	12.66	8.40	3.20

Total from investment operations	(0.96)	4.27	13.31	8.73	3.52

Less distributions from:
Net investment income	(0.01)	(0.81)	(0.42)	(0.41)	(0.32)

Total distributions	(0.01)	(0.81)	(0.42)	(0.41)	(0.32)

Net asset value, end of period	$53.02	$53.99	$50.53	$37.64	$29.32

Total return	(1.78)%[e]	8.43%	35.33%	29.94%	13.58%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,884	$48,594	$60,635	$9,410	$5,864
Ratio of expenses to average net assets[f]	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[f]	0.01%	1.62%	1.32%	0.96%	1.87%
Portfolio turnover rate[g]	11%	9%	9%	12%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Finland Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$31.32	$34.52	$27.57	$22.10	$25.63

Income from investment operations:
Net investment income (loss)[b]	(0.07)	0.56	1.72	0.90	1.01
Net realized and unrealized gain (loss)[c]	(1.10)	(3.25)	6.37	5.47	(3.50)

Total from investment operations	(1.17)	(2.69)	8.09	6.37	(2.49)

Less distributions from:
Net investment income	—	(0.51)	(1.14)	(0.90)	(1.00)
Return of capital	—	—	—	—	(0.04)

Total distributions	—	(0.51)	(1.14)	(0.90)	(1.04)

Net asset value, end of period	$30.15	$31.32	$34.52	$27.57	$22.10

Total return	(3.74)%[d]	(7.90)%	29.25%	29.10%	(9.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,616	$23,488	$36,246	$9,651	$2,210
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[e]	(0.42)%	1.68%	4.95%	3.38%	7.04%
Portfolio turnover rate[f]	12%	12%	14%	12%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.03	$38.93	$34.54	$26.69	$25.84

Income from investment operations:
Net investment income (loss)[b]	(0.04)	0.53	0.70	0.67	0.57
Net realized and unrealized gain (loss)[c]	(1.86)	1.26	4.26	7.81	0.79

Total from investment operations	(1.90)	1.79	4.96	8.48	1.36

Less distributions from:
Net investment income	(0.00)[d]	(0.69)	(0.57)	(0.63)	(0.51)

Total distributions	(0.00)[d]	(0.69)	(0.57)	(0.63)	(0.51)

Net asset value, end of period	$38.13	$40.03	$38.93	$34.54	$26.69

Total return	(4.74)%[e]	4.61%	14.21%	31.93%	5.34%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,787	$26,023	$36,983	$10,363	$2,669
Ratio of expenses to average net assets[f]	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets[f]	(0.18)%	1.36%	1.72%	2.09%	3.54%
Portfolio turnover rate[g]	6%	18%	15%	19%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$40.34	$35.27	$31.16	$20.90	$19.32	$18.85

Income from investment operations:
Net investment income[a]	0.23	0.52 [b]	0.47	0.56	0.38	0.52
Net realized and unrealized gain (loss)[c]	(2.68)	5.43	4.32	10.06	1.56	0.66

Total from investment operations	(2.45)	5.95	4.79	10.62	1.94	1.18

Less distributions from:
Net investment income	(0.25)	(0.62)	(0.68)	(0.36)	(0.36)	(0.71)
Net realized gain	—	(0.26)	—	—	—	—

Total distributions	(0.25)	(0.88)	(0.68)	(0.36)	(0.36)	(0.71)

Net asset value, end of period	$37.64	$40.34	$35.27	$31.16	$20.90	$19.32

Total return	(6.06)%[d]	17.10%	15.45%	51.07%	10.11%	6.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,635	$177,496	$126,979	$84,121	$8,359	$4,830
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[e]	1.17%	1.41%[b]	1.30%	2.03%	1.91%	2.47%
Portfolio turnover rate[f]	18%	26%	31%	29%	21%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Paddy Power PLC. Excluding such special distribution, the net investment income would have been $0.34 per share and 0.94% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$32.17	$40.88	$34.14	$31.12	$32.41	$25.55

Income from investment operations:
Net investment income[b]	0.68	1.87	1.68	1.45	1.25	1.41
Net realized and unrealized gain (loss)[c]	3.96	(8.57)	6.78	3.23	(0.50)	6.49

Total from investment operations	4.64	(6.70)	8.46	4.68	0.75	7.90

Less distributions from:
Net investment income	(0.69)	(2.01)	(1.72)	(1.66)	(2.04)	(1.04)

Total distributions	(0.69)	(2.01)	(1.72)	(1.66)	(2.04)	(1.04)

Net asset value, end of period	$36.12	$32.17	$40.88	$34.14	$31.12	$32.41

Total return	14.44%[d]	(17.01)%	25.02%	15.15%	3.30%	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$61,398	$64,344	$159,446	$145,081	$104,263	$134,494
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	3.94%	4.83%	4.17%	4.07%	4.21%	4.65%
Portfolio turnover rate[f]	5%	14%	20%	26%	12%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Norway Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.40	$31.83	$28.33	$27.37	$25.94

Income from investment operations:
Net investment income[b]	0.15	0.64	1.09	0.92	0.82
Net realized and unrealized gain (loss)[c]	(1.98)	(11.49)	3.43	0.85	1.26

Total from investment operations	(1.83)	(10.85)	4.52	1.77	2.08

Less distributions from:
Net investment income	(0.20)	(0.58)	(1.02)	(0.81)	(0.65)

Total distributions	(0.20)	(0.58)	(1.02)	(0.81)	(0.65)

Net asset value, end of period	$18.37	$20.40	$31.83	$28.33	$27.37

Total return	(8.99)%[d]	(34.32)%	15.91%	6.61%	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,534	$30,595	$22,280	$11,331	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	1.52%	2.60%	3.48%	3.16%	5.16%
Portfolio turnover rate[f]	8%	14%	12%	10%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark Capped	Non-diversified
MSCI Finland Capped	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland Capped	Non-diversified
MSCI New Zealand Capped	Non-diversified
MSCI Norway Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 29, 2016, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Denmark Capped
Credit Suisse Securities (USA) LLC	$568,147	$568,147	$—
Deutsche Bank Securities Inc.	334,273	334,273	—
Goldman Sachs & Co.	451,948	451,948	—
JPMorgan Clearing Corp.	29,996	29,996	—
Morgan Stanley & Co. LLC	45,298	45,298	—
UBS Securities LLC	417,158	417,158	—

	$1,846,820	$1,846,820	$—

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Finland Capped
Citigroup Global Markets Inc.	$174,240	$174,240	$—
Credit Suisse Securities (USA) LLC	39,572	39,572	—
Deutsche Bank Securities Inc.	422	422	—
Merrill Lynch, Pierce, Fenner & Smith	156,064	156,064	—
Morgan Stanley & Co. LLC	120,558	120,558	—
UBS Securities LLC	67,107	67,107	—

	$557,963	$557,963	$—

MSCI Germany Small-Cap
Barclays Capital Inc.	$50,459	$50,459	$—
Credit Suisse Securities (USA) LLC	116,819	116,819	—
Deutsche Bank Securities Inc.	17,882	17,882	—
Goldman Sachs & Co.	881,824	881,824	—
JPMorgan Clearing Corp.	623,001	623,001	—
Merrill Lynch, Pierce, Fenner & Smith	1,047,929	1,047,929	—
Morgan Stanley & Co. LLC	495,456	495,456	—
State Street Bank & Trust Company	27,578	27,578	—
UBS Securities LLC	720,987	720,987	—

	$3,981,935	$3,981,935	$—

MSCI New Zealand Capped
Credit Suisse Securities (USA) LLC	$54,914	$54,914	$—
Goldman Sachs & Co.	246,157	246,157	—
Macquarie Capital (USA) Inc.	773,019	773,019	—
Merrill Lynch, Pierce, Fenner & Smith	462,434	462,434	—

	$1,536,524	$1,536,524	$—

MSCI Norway Capped
Citigroup Global Markets Inc.	$14,240	$14,240	$—
Credit Suisse Securities (USA) LLC	759,424	759,424	—
Goldman Sachs & Co.	506,607	506,607	—
JPMorgan Clearing Corp.	132,101	132,101	—
Morgan Stanley & Co. LLC	180,325	180,325	—
Scotia Capital (USA) Inc.	164,167	164,167	—
SG Americas Securities LLC	14,578	14,578	—
UBS Securities LLC	23,881	23,881	—

	$1,795,323	$1,795,323	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark Capped	0.53%
MSCI Finland Capped	0.53
MSCI Germany Small-Cap	0.59
MSCI Norway Capped	0.53

For its investment advisory services to each of the iShares MSCI Ireland Capped and iShares MSCI New Zealand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Denmark Capped	$8,958
MSCI Finland Capped	3,179
MSCI Germany Small-Cap	8,269
MSCI New Zealand Capped	5,570
MSCI Norway Capped	8,670

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark Capped	$1,010,602	$21,367
MSCI Finland Capped	152,096	33,040
MSCI Ireland Capped	10,935	4,561,413
MSCI Norway Capped	135,361	719,453

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark Capped	$8,693,902	$7,317,265
MSCI Finland Capped	2,762,556	2,828,668
MSCI Germany Small-Cap	1,484,855	1,499,688
MSCI Ireland Capped	33,746,178	30,211,311
MSCI New Zealand Capped	3,157,291	3,176,313
MSCI Norway Capped	1,942,564	2,038,784

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark Capped	$69,366,299	$39,543,239
MSCI Ireland Capped	17,725,973	17,073,190
MSCI New Zealand Capped	7,163,721	17,217,688
MSCI Norway Capped	4,223,244	15,741,798

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring
MSCI Denmark Capped	$10,389
MSCI Finland Capped	85,269
MSCI Germany Small-Cap	29,936
MSCI Ireland Capped	54,547
MSCI New Zealand Capped	4,527,597
MSCI Norway Capped	128,348

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark Capped	$85,099,247	$1,955,273	$(8,582,330)	$(6,627,057)
MSCI Finland Capped	27,259,221	407,346	(4,480,546)	(4,073,200)
MSCI Germany Small-Cap	31,686,897	2,431,195	(5,179,085)	(2,747,890)
MSCI Ireland Capped	165,320,916	14,148,075	(14,403,244)	(255,169)
MSCI New Zealand Capped	67,773,198	5,456,282	(10,332,244)	(4,875,962)
MSCI Norway Capped	29,934,655	152,885	(11,704,585)	(11,551,700)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Denmark Capped	$0.010122	$—	$—	$0.010122	100%	—%	—%	100%
MSCI Germany Small-Cap	—	—	0.001817	0.001817	—	—	100	100
MSCI Ireland Capped	0.216990	—	0.036401	0.253391	86	—	14	100
MSCI New Zealand Capped	0.663088	—	0.030409	0.693497	96	—	4	100
MSCI Norway Capped	0.200248	—	—	0.200248	100	—	—	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India ETF | INDA | BATS
➢	iShares MSCI India Small-Cap ETF | SMIN | BATS

Fund Performance Overview

iSHARES® MSCI INDIA ETF

Performance as of February 29, 2016

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -14.52%, net of fees, while the total return for the Index was -14.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(26.82)%	(26.91)%	(26.38)%	(26.82)%	(26.91)%	(26.38)%
Since Inception	(0.96)%	(0.81)%	(0.41)%	(3.85)%	(3.25)%	(1.66)%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$854.80	$3.41	$1,000.00	$1,021.20	$3.72	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Information Technology	21.82%
Financials	15.79
Health Care	13.06
Consumer Staples	11.46
Consumer Discretionary	10.81
Energy	9.82
Materials	5.74
Industrials	5.58
Telecommunication Services	4.14
Utilities	1.78

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Infosys Ltd.	11.16%
Housing Development Finance Corp. Ltd.	8.90
Reliance Industries Ltd.	7.01
Tata Consultancy Services Ltd.	5.77
Sun Pharmaceuticals Industries Ltd.	4.60
ITC Ltd.	3.72
Hindustan Unilever Ltd.	3.52
HCL Technologies Ltd.	2.57
Mahindra & Mahindra Ltd.	2.56
Lupin Ltd.	2.17

TOTAL	51.98%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -17.15%, net of fees, while the total return for the Index was -16.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(26.25)%	(26.19)%	(25.97)%	(26.25)%	(26.19)%	(25.97)%
Since Inception	2.13%	2.17%	2.61%	8.93%	9.10%	11.03%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$828.50	$3.50	$1,000.00	$1,021.00	$3.87	0.77%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*
Consumer Discretionary	20.89%
Industrials	20.07
Financials	17.65
Materials	11.09
Information Technology	10.34
Health Care	9.24
Utilities	5.52
Consumer Staples	3.87
Energy	0.79
Telecommunication Services	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*
MindTree Ltd.	1.98%
Havells India Ltd.	1.90
Federal Bank Ltd.	1.60
Page Industries Ltd.	1.51
Rajesh Exports Ltd.	1.45
SKS Microfinance Ltd.	1.26
Crompton Greaves Ltd.	1.25
Reliance Infrastructure Ltd.	1.20
Info Edge India Ltd.	1.14
Max Financial Services Ltd.	1.13

TOTAL	14.42%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

AUTO COMPONENTS — 1.54%
Bharat Forge Ltd.	1,189,425	$12,974,597
Bosch Ltd.	85,562	20,928,147
Motherson Sumi Systems Ltd.	3,604,410	11,931,295

		45,834,039
AUTOMOBILES — 8.05%
Bajaj Auto Ltd.	952,797	30,651,030
Hero Motocorp Ltd.	566,819	20,708,671
Mahindra & Mahindra Ltd.	4,231,173	75,941,594
Maruti Suzuki India Ltd.	1,200,448	56,781,147
Tata Motors Ltd.[a]	9,138,611	40,026,916
Tata Motors Ltd. Class Aa	4,329,977	14,810,831

		238,920,189
BANKS — 3.80%
Axis Bank Ltd.	6,754,110	37,089,614
ICICI Bank Ltd.	12,531,474	34,806,089
State Bank of India	17,627,893	40,897,742

		112,793,445
BEVERAGES — 1.16%
United Breweries Ltd.	750,522	8,807,185
United Spirits Ltd.[a]	660,027	25,568,149

		34,375,334
CHEMICALS — 1.96%
Asian Paints Ltd.	3,267,253	40,400,771
UPL Ltd.	3,162,607	17,639,883

		58,040,654
CONSTRUCTION & ENGINEERING — 1.90%
Larsen & Toubro Ltd.	3,594,861	56,530,076

		56,530,076
CONSTRUCTION MATERIALS — 2.04%
ACC Ltd.	511,603	8,926,603
Ambuja Cements Ltd.	7,752,986	21,295,926
Shree Cement Ltd.	94,931	13,878,863
Ultratech Cement Ltd.	405,050	16,389,060

		60,490,452
CONSUMER FINANCE — 0.99%
Mahindra & Mahindra Financial Services Ltd.	3,164,333	9,533,464
Shriram Transport Finance Co. Ltd.	1,674,573	19,714,319

		29,247,783

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.49%
Power Finance Corp. Ltd.	2,997,577	$6,757,417
Rural Electrification Corp. Ltd.	3,363,517	7,663,461

		14,420,878
ELECTRIC UTILITIES — 0.35%
Tata Power Co. Ltd.	12,590,556	10,543,498

		10,543,498
ELECTRICAL EQUIPMENT — 0.30%
Bharat Heavy Electricals Ltd.	6,669,680	8,855,541

		8,855,541
FOOD PRODUCTS — 0.96%
GlaxoSmithKline Consumer Healthcare Ltd.	114,601	9,316,304
Nestle India Ltd.	262,732	19,229,256

		28,545,560
GAS UTILITIES — 0.65%
GAIL (India) Ltd.	4,320,734	19,268,863

		19,268,863
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Apollo Hospitals Enterprise Ltd.	868,804	18,586,755

		18,586,755
HOUSEHOLD PRODUCTS — 3.52%
Hindustan Unilever Ltd.	8,599,094	104,357,876

		104,357,876
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.77%
NTPC Ltd.	13,106,794	22,890,199

		22,890,199
INDUSTRIAL CONGLOMERATES — 0.39%
Siemens Ltd.	808,686	11,653,115

		11,653,115
IT SERVICES — 21.79%
HCL Technologies Ltd.	6,393,057	75,983,246
Infosys Ltd.	20,863,820	330,543,282
Tata Consultancy Services Ltd.	5,369,392	170,816,113
Tech Mahindra Ltd.	2,633,979	15,996,346
Wipro Ltd.	7,011,674	53,311,266

		646,650,253
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Divi’s Laboratories Ltd.	904,248	12,561,680

		12,561,680

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 29, 2016

Security	Shares	Value
MACHINERY — 1.85%
Ashok Leyland Ltd.	12,924,965	$16,556,422
Eicher Motors Ltd.	138,740	38,323,263

		54,879,685
MEDIA — 1.20%
Zee Entertainment Enterprises Ltd.	6,543,027	35,605,350

		35,605,350
METALS & MINING — 1.73%
Hindalco Industries Ltd.	12,660,887	12,721,023
JSW Steel Ltd.	960,589	15,813,745
Tata Steel Ltd.	3,418,458	12,444,836
Vedanta Ltd.	10,098,444	10,419,439

		51,399,043
OIL, GAS & CONSUMABLE FUELS — 9.81%
Bharat Petroleum Corp. Ltd.	985,198	11,075,828
Cairn India Ltd.	5,108,977	8,806,779
Coal India Ltd.	7,888,840	35,855,743
Oil & Natural Gas Corp. Ltd.	9,714,002	27,555,540
Reliance Industries Ltd.	14,710,658	207,819,621

		291,113,511
PERSONAL PRODUCTS — 2.09%
Dabur India Ltd.	5,992,048	20,767,471
Godrej Consumer Products Ltd.	1,353,258	23,502,289
Marico Ltd.	5,127,062	17,739,597

		62,009,357
PHARMACEUTICALS — 11.99%
Aurobindo Pharma Ltd.	2,983,680	28,589,694
Cadila Healthcare Ltd.	2,324,738	10,688,529
Cipla Ltd.	3,920,974	29,462,459
Dr. Reddy’s Laboratories Ltd.	1,336,448	59,302,744
Glenmark Pharmaceuticals Ltd.	1,569,780	16,876,999
Lupin Ltd.	2,505,789	64,253,300
Piramal Enterprises Ltd.	783,721	10,401,126
Sun Pharmaceuticals Industries Ltd.	10,929,182	136,389,163

		355,964,014
ROAD & RAIL — 0.21%
Container Corp. of India Ltd.	376,339	6,371,225

		6,371,225

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 10.49%
Housing Development Finance Corp. Ltd.	17,022,309	$263,774,267
Indiabulls Housing Finance Ltd.	3,342,685	28,106,888
LIC Housing Finance Ltd.	3,151,501	19,429,459

		311,310,614
TOBACCO — 3.72%
ITC Ltd.	25,524,921	110,287,803

		110,287,803
TRANSPORTATION INFRASTRUCTURE — 0.91%
Adani Ports & Special Economic Zone Ltd.	9,405,530	27,037,892

		27,037,892
WIRELESS TELECOMMUNICATION SERVICES — 4.13%
Bharti Airtel Ltd.	13,616,083	62,782,231
Bharti Infratel Ltd.	6,460,493	33,683,316
Idea Cellular Ltd.	12,261,117	18,689,580
Reliance Communications Ltd.[a]	9,891,057	7,480,631

		122,635,758

TOTAL COMMON STOCKS
(Cost: $3,449,807,207)		2,963,180,442

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $3,449,807,207)		2,963,180,442
Other Assets, Less Liabilities — 0.16%		4,844,650

NET ASSETS — 100.00%		$2,968,025,092

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 0.86%
Allcargo Logistics Ltd.	43,086	$86,078
Blue Dart Express Ltd.	5,160	403,392

		489,470
AIRLINES — 0.31%
Jet Airways India Ltd.[a]	24,510	176,056

		176,056
AUTO COMPONENTS — 5.57%
Apollo Tyres Ltd.	250,026	576,786
Asahi India Glass Ltd.[a]	63,543	140,598
Balkrishna Industries Ltd.	41,591	346,465
Ceat Ltd.	20,144	279,028
Exide Industries Ltd.	208,421	389,428
MRF Ltd.	1,118	531,788
Sundram Fasteners Ltd.	57,090	116,224
Tube Investments of India Ltd.	76,943	406,727
WABCO India Ltd.	4,973	385,154

		3,172,198
AUTOMOBILES — 0.85%
TVS Motor Co. Ltd.	123,747	484,951

		484,951
BANKS — 4.59%
Allahabad Bank	100,663	63,774
Andhra Bank	157,810	106,321
City Union Bank Ltd.	67,823	83,658
DCB Bank Ltd.[a]	155,015	161,528
Federal Bank Ltd.	1,345,262	909,293
Indian Bank	88,795	98,690
Jammu & Kashmir Bank Ltd. (The)	174,334	161,404
Karnataka Bank Ltd. (The)	113,693	142,812
Karur Vysya Bank Ltd. (The)	53,277	310,085
Oriental Bank of Commerce	70,803	79,107
State Bank of Bikaner & Jaipur	16,856	115,818
Syndicate Bank	160,132	119,587
Union Bank of India	150,879	235,828
Vijaya Bank	57,964	26,345

		2,614,250
BIOTECHNOLOGY — 0.64%
Biocon Ltd.	52,982	363,537

		363,537
BUILDING PRODUCTS — 1.82%
Astral Polytechnik Ltd.	31,433	157,061

Security	Shares	Value
Blue Star Ltd.	23,822	$108,918
Cera Sanitaryware Ltd.	3,625	89,975
Kajaria Ceramics Ltd.	34,787	439,788
Sintex Industries Ltd.	251,343	238,211

		1,033,953
CAPITAL MARKETS — 1.90%
Edelweiss Financial Services Ltd.	362,816	251,598
IIFL Holdings Ltd.	170,348	410,404
JM Financial Ltd.	221,653	116,617
Motilal Oswal Financial Services Ltd.	32,381	126,424
PTC India Financial Services Ltd.	162,922	75,003
Tata Investment Corp. Ltd.	14,835	100,002

		1,080,048
CHEMICALS — 7.31%
Aarti Industries	22,403	139,477
Akzo Nobel India Ltd.	9,450	181,335
Atul Ltd.	8,127	160,657
BASF India Ltd.	10,277	118,052
Bayer CropScience Ltd./India	9,245	455,170
Berger Paints India Ltd.	181,455	594,817
Coromandel International Ltd.	64,457	160,895
Dhanuka Agritech Ltd.	12,887	102,277
EID Parry India Ltd.	63,942	157,741
Finolex Industries Ltd.	34,099	153,041
Godrej Industries Ltd.	76,239	325,123
Gujarat Fluorochemicals Ltd.	29,310	190,531
Kansai Nerolac Paints Ltd.	141,213	555,668
Max Ventures & Industries Ltd.[a]	26,715	107,995
Monsanto India Ltd.	4,764	109,372
PI Industries Ltd.	59,945	505,535
Rallis India Ltd.	53,793	115,723
Sharda Cropchem Ltd.	5,375	16,162
Vinati Organics Ltd.	2,623	14,385

		4,163,956
CONSTRUCTION & ENGINEERING — 4.29%
Alstom India Ltd.	17,372	142,683
Engineers India Ltd.	90,945	199,634
Gayatri Projects Ltd.	14,964	124,206
GMR Infrastructure Ltd.[a]	1,555,641	247,811
Hindustan Construction Co. Ltd.[a]	417,794	107,769
IRB Infrastructure Developers Ltd.	156,367	493,153
Kalpataru Power Transmission Ltd.	42,907	103,779
KEC International Ltd./India	52,374	77,155
NCC Ltd./India	367,497	329,499
Sadbhav Engineering Ltd.	84,978	258,504

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Voltas Ltd.	109,265	$356,738

		2,440,931
CONSTRUCTION MATERIALS — 2.39%
Century Textiles & Industries Ltd.	27,284	167,153
Dalmia Bharat Ltd.	21,414	197,147
India Cements Ltd. (The)[a]	190,189	184,699
JK Cement Ltd.	18,748	131,065
JK Lakshmi Cement Ltd.	33,887	133,220
Orient Cement Ltd.	49,679	100,157
Prism Cement Ltd.[a]	137,247	124,059
Ramco Cements Ltd. (The)	61,404	322,971

		1,360,471
CONSUMER FINANCE — 3.64%
Capital First Ltd.	25,682	132,548
Manappuram Finance Ltd.	347,628	153,175
Muthoot Finance Ltd.	106,064	269,481
Repco Home Finance Ltd.	33,678	279,612
SKS Microfinance Ltd.[a]	101,561	717,124
Sundaram Finance Ltd.	29,231	519,344

		2,071,284
CONTAINERS & PACKAGING — 0.15%
HSIL Ltd.	23,951	84,218

		84,218
DISTRIBUTORS — 0.00%
Risa International Ltd.[a]	34,356	763

		763
DIVERSIFIED FINANCIAL SERVICES — 3.24%
Credit Analysis & Research Ltd.	17,575	238,563
CRISIL Ltd.	19,302	502,839
IFCI Ltd.	567,654	174,631
L&T Finance Holdings Ltd.	391,577	291,858
Reliance Capital Ltd.	105,717	497,492
SREI Infrastructure Finance Ltd.	194,274	139,690

		1,845,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.54%
Tata Communications Ltd.	63,155	305,415

		305,415
ELECTRIC UTILITIES — 2.92%
Adani Transmissions Ltd.[a]	250,108	97,046
CESC Ltd.	73,057	466,796
Reliance Infrastructure Ltd.	114,318	684,738
Torrent Power Ltd.	124,059	412,926

		1,661,506

Security	Shares	Value
ELECTRICAL EQUIPMENT — 6.34%
Alstom T&D India Ltd.	67,650	$355,329
Amara Raja Batteries Ltd.	44,621	554,657
Crompton Greaves Ltd.	375,373	712,619
Finolex Cables Ltd.	76,242	265,190
Havells India Ltd.	271,418	1,079,722
Schneider Electric Infrastructure Ltd.[a]	56,116	108,624
Sterlite Technologies Ltd.	105,140	112,861
Suzlon Energy Ltd.[a]	2,117,710	417,816

		3,606,818
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Redington India Ltd.	242,047	363,292

		363,292
FOOD PRODUCTS — 2.08%
Advanta Ltd.[a]	30,174	170,394
CCL Products India Ltd.	24,209	59,987
Kaveri Seed Co. Ltd.	27,004	138,799
KRBL Ltd.	52,854	138,730
McLeod Russel India Ltd.	34,830	77,321
Tata Global Beverages Ltd.	332,820	503,668
Zydus Wellness Ltd.	9,847	92,901

		1,181,800
GAS UTILITIES — 1.38%
Gujarat Gas Ltd.	35,811	251,815
Gujarat State Petronet Ltd.	145,641	269,997
Indraprastha Gas Ltd.	35,778	265,806

		787,618
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Fortis Healthcare Ltd.[a]	103,587	253,347
Max India Ltd.[a]	133,574	107,992

		361,339
HOTELS, RESTAURANTS & LEISURE — 2.68%
Cox & Kings Ltd.	85,756	184,734
Delta Corp. Ltd.	68,257	49,578
EIH Ltd.	119,325	187,118
Indian Hotels Co. Ltd.[a]	352,084	505,036
Jubilant Foodworks Ltd.	18,232	265,080
Mahindra Holidays & Resorts India Ltd.	17,673	93,356
Thomas Cook India Ltd.	86,355	240,860

		1,525,762
HOUSEHOLD DURABLES — 1.87%
Bajaj Electricals Ltd.	28,167	65,020

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Hitachi Home & Life Solutions India Ltd.	6,054	$87,476
LA Opala RG Ltd.	11,868	98,933
Symphony Ltd.	7,700	221,519
TTK Prestige Ltd.	2,915	180,545
Videocon Industries Ltd.	77,400	122,562
Whirlpool of India Ltd.[a]	33,325	291,049

		1,067,104
HOUSEHOLD PRODUCTS — 0.53%
Eveready Industries India Ltd.	38,068	122,869
Jyothy Laboratories Ltd.	48,314	179,982

		302,851
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.87%
Adani Power Ltd.[a]	769,864	309,408
PTC India Ltd.	211,861	184,692

		494,100
INDUSTRIAL CONGLOMERATES — 0.88%
Aditya Birla Nuvo Ltd.	35,260	367,080
Chennai Super Kings Cricket Ltd.[a]	206,787	6,800
Jaiprakash Associates Ltd.[a]	1,234,511	127,195

		501,075
INSURANCE — 1.13%
Max Financial Services Ltd.	130,539	641,773

		641,773
INTERNET SOFTWARE & SERVICES — 1.49%
Info Edge India Ltd.	63,344	648,113
Just Dial Ltd.	25,577	199,757

		847,870
IT SERVICES — 5.79%
eClerx Services Ltd.	19,721	381,270
Hexaware Technologies Ltd.	98,905	339,609
MindTree Ltd.	54,087	1,127,468
Mphasis Ltd.	79,335	487,662
Persistent Systems Ltd.	42,371	376,308
Polaris Consulting & Services Ltd./India	51,308	157,654
Rolta India Ltd.	83,556	83,953
Vakrangee Ltd.	109,451	341,669

		3,295,593
LIFE SCIENCES TOOLS & SERVICES — 0.14%
Dishman Pharmaceuticals & Chemicals Ltd.	18,232	79,323

		79,323

Security	Shares	Value
MACHINERY — 3.89%
AIA Engineering Ltd.	36,069	$425,422
BEML Ltd.	11,223	155,072
Escorts Ltd.	48,289	88,709
Force Motors Ltd.	3,053	100,436
Greaves Cotton Ltd.	65,059	111,149
Ingersoll-Rand India Ltd.	8,514	75,721
ISGEC Heavy Engineering Ltd.	1,890	102,269
Jain Irrigation Systems Ltd.	312,197	248,891
Lakshmi Machine Works Ltd.	3,053	139,775
SKF India Ltd.	13,158	225,873
Texmaco Rail & Engineering Ltd.	59,659	86,273
Thermax Ltd.	31,390	344,613
Timken India Ltd.[a]	17,931	108,503

		2,212,706
MARINE — 0.10%
Shipping Corp. of India Ltd.[a]	73,229	59,290

		59,290
MEDIA — 2.59%
DEN Networks Ltd.[a]	25,977	27,942
Dish TV India Ltd.[a]	349,194	345,749
Jagran Prakashan Ltd.	95,331	207,450
PVR Ltd.	18,318	187,544
Sun TV Network Ltd.	99,287	465,347
TV18 Broadcast Ltd.[a]	488,437	240,560

		1,474,592
METALS & MINING — 1.03%
Jindal Saw Ltd.	147,748	77,626
Jindal Steel & Power Ltd.[a]	405,571	316,514
MOIL Ltd.	14,534	40,368
Ratnamani Metals & Tubes Ltd.	12,169	75,584
Welspun Corp. Ltd.	65,962	76,735

		586,827
MULTILINE RETAIL — 0.68%
Future Retail Ltd.	101,415	180,820
Shoppers Stop Ltd.	23,221	116,317
Trent Ltd.	4,300	89,887

		387,024
OIL, GAS & CONSUMABLE FUELS — 0.79%
Great Eastern Shipping Co. Ltd. (The)	89,612	370,497
Gujarat Mineral Development Corp. Ltd.	98,206	81,378

		451,875

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.19%
Century Plyboards India Ltd.	50,376	$109,697

		109,697
PERSONAL PRODUCTS — 1.26%
Bajaj Corp. Ltd.	47,748	266,356
Gillette India Ltd.	6,972	449,316

		715,672
PHARMACEUTICALS — 7.82%
Ajanta Pharma Ltd.	23,154	440,594
Alembic Pharmaceuticals Ltd.	49,751	449,377
AstraZeneca Pharma India Ltd.[a]	7,138	123,774
FDC Ltd./India	46,870	123,365
Granules India Ltd.	42,484	65,969
Indoco Remedies Ltd.	23,134	91,353
Ipca Laboratories Ltd.	45,494	375,488
Marksans Pharma Ltd.	221,665	112,898
Natco Pharma Ltd.	54,157	329,216
Pfizer Ltd./India	11,746	315,919
Sanofi India Ltd.	5,547	350,026
Sequent Scientific Ltd.[a]	64,285	165,116
Shilpa Medicare Ltd.	20,925	121,544
Strides Shasun Ltd.	44,739	575,085
Sun Pharma Advanced Research Co. Ltd.[a]	65,465	246,983
Suven Life Sciences Ltd.	50,122	112,111
Unichem Laboratories Ltd.	39,776	115,157
Wockhardt Ltd.[a]	30,156	335,010

		4,448,985
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.94%
Godrej Properties Ltd.	52,878	206,605
Housing Development & Infrastructure Ltd.[a]	257,823	231,353
Indiabulls Real Estate Ltd.[a]	208,108	138,840
Oberoi Realty Ltd.	94,178	317,047
Sobha Ltd.	35,419	124,102
Unitech Ltd.[a]	1,522,091	86,754

		1,104,701
ROAD & RAIL — 0.15%
VRL Logistics Ltd.	18,705	86,588

		86,588
SOFTWARE — 2.28%
Cyient Ltd.	73,794	455,274
KPIT Technologies Ltd.	149,612	292,555
NIIT Technologies Ltd.	33,325	204,333

Security	Shares	Value
Tata Elxsi Ltd.	8,216	$203,434
Zensar Technologies Ltd.	11,664	143,693

		1,299,289
SPECIALTY RETAIL — 0.39%
PC Jeweller Ltd.	47,085	220,751

		220,751
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.13%
Ricoh India Ltd.	9,288	72,383

		72,383
TEXTILES, APPAREL & LUXURY GOODS — 6.23%
Arvind Ltd.	126,739	442,035
Bata India Ltd.	34,602	230,419
Bombay Dyeing & Manufacturing Co. Ltd.	92,450	54,045
Himatsingka Seide Ltd.	36,421	78,670
Indo Count Industries Ltd.	9,202	112,287
Kitex Garments Ltd.	12,858	64,464
Page Industries Ltd.	5,934	856,902
Rajesh Exports Ltd.	79,749	825,112
Raymond Ltd.	25,112	146,250
SRF Ltd.	15,198	234,661
Vaibhav Global Ltd.[a]	10,933	55,955
Vardhman Textiles Ltd.	16,942	184,722
Welspun India Ltd.	22,063	261,773

		3,547,295
THRIFTS & MORTGAGE FINANCE — 1.20%
Dewan Housing Finance Corp. Ltd.	161,680	362,938
GRUH Finance Ltd.	96,148	320,376

		683,314
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Adani Enterprises Ltd.	246,866	211,960
CCL International Ltd.[a]	3,308	4,671

		216,631
TRANSPORTATION INFRASTRUCTURE — 1.04%
Gateway Distriparks Ltd.	72,272	251,011
Gujarat Pipavav Port Ltd.[a]	125,094	268,196
GVK Power & Infrastructure Ltd.[a]	762,699	70,780

		589,987
WATER UTILITIES — 0.34%
VA Tech Wabag Ltd.	29,541	193,975

		193,975

TOTAL COMMON STOCKS
(Cost: $65,682,394)		56,865,980

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $65,682,394)	$56,865,980
Other Assets, Less Liabilities — 0.10%	55,180

NET ASSETS — 100.00%	$56,921,160

[a]	Non-income earning security.

See notes to consolidated financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,449,807,207	$65,682,394

Total cost of investments	$3,449,807,207	$65,682,394

Investments in securities, at fair value (Note 1):
Unaffiliated	$2,963,180,442	$56,865,980

Total fair value of investments	2,963,180,442	56,865,980
Foreign currency, at value[a]	272,457	2,199
Cash	5,680,037	130,157
Receivables:
Investment securities sold	43,754,251	217,173
Dividends and interest	214,253	15,291

Total Assets	3,013,101,440	57,230,800

LIABILITIES
Payables:
Investment securities purchased	43,504,527	274,437
Investment advisory fees (Note 2)	1,571,821	35,203

Total Liabilities	45,076,348	309,640

NET ASSETS	$2,968,025,092	$56,921,160

Net assets consist of:
Paid-in capital	$3,768,720,024	$71,268,400
Distributions in excess of net investment income	(2,881,999)	(605,175)
Accumulated net realized loss	(311,241,918)	(4,925,438)
Net unrealized depreciation	(486,571,015)	(8,816,627)

NET ASSETS	$2,968,025,092	$56,921,160

Shares outstanding[b]	124,400,000	2,150,000

Net asset value per share	$23.86	$26.47

[a]	Cost of foreign currency: $271,268 and $2,189, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,355,632	$249,938
Interest — affiliated (Note 2)	2,361	46
Miscellaneous income	750	—

Total investment income	15,358,743	249,984

EXPENSES
Investment advisory fees (Note 2)	11,050,203	253,073
Mauritius income taxes (Note 1)	1,525,064	11,692

Total expenses	12,575,267	264,765

Net investment income (loss)	2,783,476	(14,781)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(128,045,307)	(2,117,052)
Foreign currency transactions	(676,615)	(10,635)

Net realized loss	(128,721,922)	(2,127,687)

Net change in unrealized appreciation/depreciation on:
Investments	(400,649,199)	(10,286,305)
Translation of assets and liabilities in foreign currencies	140,699	2,513

Net change in unrealized appreciation/depreciation	(400,508,500)	(10,283,792)

Net realized and unrealized loss	(529,230,422)	(12,411,479)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(526,446,946)	$(12,426,260)

See notes to consolidated financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,783,476	$41,529,522	$(14,781)	$263,564
Net realized loss	(128,721,922)	(159,809,149)	(2,127,687)	(2,646,754)
Net change in unrealized appreciation/depreciation	(400,508,500)	(302,084,736)	(10,283,792)	(865,592)

Net decrease in net assets resulting from operations	(526,446,946)	(420,364,363)	(12,426,260)	(3,248,782)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,339,739)	(23,540,326)	(704,573)	(101,755)

Total distributions to shareholders	(25,339,739)	(23,540,326)	(704,573)	(101,755)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	275,286,615	2,794,655,158	16,451,154	60,394,649
Cost of shares redeemed	(338,836,537)	(224,282,874)	(9,272,853)	(5,172,927)

Net increase (decrease) in net assets from capital share transactions	(63,549,922)	2,570,372,284	7,178,301	55,221,722

INCREASE (DECREASE) IN NET ASSETS	(615,336,607)	2,126,467,595	(5,952,532)	51,871,185

NET ASSETS
Beginning of period	3,583,361,699	1,456,894,104	62,873,692	11,002,507

End of period	$2,968,025,092	$3,583,361,699	$56,921,160	$62,873,692

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,881,999)	$19,674,264	$(605,175)	$114,179

SHARES ISSUED AND REDEEMED
Shares sold	9,650,000	87,800,000	500,000	1,750,000
Shares redeemed	(12,700,000)	(7,600,000)	(300,000)	(150,000)

Net increase (decrease) in shares outstanding	(3,050,000)	80,200,000	200,000	1,600,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.12	$30.83	$20.48	$22.44	$25.55

Income from investment operations:
Net investment income[b]	0.02	0.45	0.40	0.41	0.21
Net realized and unrealized gain (loss)[c]	(4.08)	(2.92)	10.12	(2.29)	(3.24)

Total from investment operations	(4.06)	(2.47)	10.52	(1.88)	(3.03)

Less distributions from:
Net investment income	(0.20)	(0.24)	(0.17)	(0.08)	(0.08)

Total distributions	(0.20)	(0.24)	(0.17)	(0.08)	(0.08)

Net asset value, end of period	$23.86	$28.12	$30.83	$20.48	$22.44

Total return	(14.52)%[d]	(8.05)%	51.61%	(8.47)%	(11.84)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,968,025	$3,583,362	$1,456,894	$206,812	$17,949
Ratio of expenses to average net assets[e]	0.74%	0.68%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets[e]	0.16%	1.47%	1.47%	1.69%	1.61%
Portfolio turnover rate[f]	14%	30%	22%	176%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 6%, 22%, 14%, 22% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$32.24	$31.44	$15.49	$21.19	$25.10

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.21	0.26	0.21	0.21
Net realized and unrealized gain (loss)[c]	(5.47)	0.69	15.84	(5.59)	(4.12)

Total from investment operations	(5.48)	0.90	16.10	(5.38)	(3.91)

Less distributions from:
Net investment income	(0.29)	(0.10)	(0.15)	(0.32)	(0.00)[d]

Total distributions	(0.29)	(0.10)	(0.15)	(0.32)	(0.00)[d]

Net asset value, end of period	$26.47	$32.24	$31.44	$15.49	$21.19

Total return	(17.15)%[e]	2.87%	104.53%[f]	(25.98)%	(15.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,921	$62,874	$11,003	$2,324	$4,238
Ratio of expenses to average net assets[g]	0.77%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets[g]	(0.04)%	0.62%	1.06%	0.92%	1.62%
Portfolio turnover rate[h]	27%	73%	54%	26%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 12%, 61%, 28%, 26% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI India
Investments:
Assets:
Common Stocks	$2,963,180,442	$—	$—	$2,963,180,442

Total	$2,963,180,442	$—	$—	$2,963,180,442

MSCI India Small-Cap
Investments:
Assets:
Common Stocks	$56,643,193	$6,800	$215,987	$56,865,980

Total	$56,643,193	$6,800	$215,987	$56,865,980

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation, amendment, or override renegotiation may cause the Funds to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Funds is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI India	0.65%
MSCI India Small-Cap	0.74

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$218,598,503	$208,258,579
MSCI India Small-Cap	8,296,056	8,862,767

There were no in-kind transactions for the six months ended February 29, 2016.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI India	$2,260,897
MSCI India Small-Cap	111,913

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$3,568,602,392	$58,489,383	$(663,911,333)	$(605,421,950)
MSCI India Small-Cap	67,196,993	2,804,137	(13,135,150)	(10,331,013)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$0.200235	$—	$—	$0.200235	100%	—%	—%	100%
MSCI India Small-Cap	0.201456	—	0.086125	0.287581	70	—	30	100

SUPPLEMENTAL INFORMATION	27

Notes:

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Japan ETF | DEWJ | BATS
➢	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF | HACV | BATS
➢	iShares Currency Hedged MSCI Australia ETF | HAUD | NYSE Arca
➢	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca
➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca
➢	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca
➢	iShares Currency Hedged MSCI South Korea ETF | HEWY | NYSE Arca

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 29, 2016

The iShares Adaptive Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI Japan Adaptive Hedge to USD Index (the “Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of the non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that the foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the period from January 5, 2016 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -11.12%, net of fees, while the total return for the Index was -10.27%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(11.12)%	(10.23)%	(10.27)%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/5/16) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$888.80	$0.01	$1,000.00	$1,024.80	$0.05	0.01%

[a]	The beginning of the period (commencement of operations) is January 5, 2016.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (55 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Consumer Discretionary	21.05%
Industrials	19.51
Financials	17.76
Information Technology	10.20
Health Care	8.78
Consumer Staples	8.11
Telecommunication Services	5.98
Materials	5.15
Utilities	2.62
Energy	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	5.51%
Mitsubishi UFJ Financial Group Inc.	2.14
SoftBank Group Corp.	1.84
KDDI Corp.	1.72
Japan Tobacco Inc.	1.70
Honda Motor Co. Ltd.	1.64
Takeda Pharmaceutical Co. Ltd.	1.45
Sumitomo Mitsui Financial Group Inc.	1.37
Mizuho Financial Group Inc.	1.33
NTT DOCOMO Inc.	1.25

TOTAL	19.95%

[1]	Reflects the allocation of the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI MINIMUM VOLATILITY ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI ACWI Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI All Country World Minimum Volatility ETF. For the period from October 29, 2015 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -1.05%, net of fees, while the total return for the Index was -1.27%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(1.05)%	(0.32)%	(1.27)%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/29/15) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$989.50	$0.10	$1,000.00	$1,024.70	$0.15	0.03%

[a]	The beginning of the period (commencement of operations) is October 29, 2015.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (123 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI MINIMUM VOLATILITY ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	18.59%
Health Care	16.46
Consumer Staples	15.45
Consumer Discretionary	10.43
Information Technology	9.29
Telecommunication Services	8.96
Utilities	8.72
Industrials	7.01
Materials	3.39
Energy	1.70

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/29/16

Country	Percentage of Total Investments [2]

United States	58.14%
Japan	13.45
Canada	5.76
Taiwan	3.54
Switzerland	3.32
Hong Kong	3.21
China	2.87
United Kingdom	2.59
Singapore	1.23
Malaysia	0.95

TOTAL	95.06%

[1]	Reflects the allocation of the iShares MSCI All Country World Minimum Volatility ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Australian equities while mitigating exposure to fluctuations between the value of the Australian dollar and the U.S. dollar, as represented by the MSCI Australia 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Australian dollar in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Australian dollar.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Australia ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -5.69%, net of fees, while the total return for the Index was -5.90%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(9.39)%	(9.40)%	(9.49)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$943.10	$0.14	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	52.07%
Materials	12.71
Consumer Staples	7.99
Health Care	7.00
Industrials	6.97
Energy	4.80
Utilities	2.81
Telecommunication Services	2.75
Consumer Discretionary	2.50
Information Technology	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Commonwealth Bank of Australia	11.25%
Westpac Banking Corp.	8.97
Australia & New Zealand Banking Group Ltd.	6.12
National Australia Bank Ltd.	5.97
BHP Billiton Ltd.	4.70
CSL Ltd.	4.48
Wesfarmers Ltd.	4.13
Woolworths Ltd.	2.73
Scentre Group	2.19
Transurban Group	2.16

TOTAL	52.70%

[1]	Reflects the allocation of the iShares MSCI Australia ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Canadian dollar in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Canadian dollar.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.71%, net of fees, while the total return for the Index was -6.53%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(10.16)%	(9.99)%	(9.88)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$932.90	$0.14	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	40.88%
Energy	20.19
Materials	10.35
Industrials	7.88
Consumer Discretionary	6.46
Consumer Staples	5.43
Information Technology	2.72
Telecommunication Services	2.54
Health Care	2.27
Utilities	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Royal Bank of Canada	7.59%
Toronto-Dominion Bank (The)	7.19
Bank of Nova Scotia (The)	4.88
Canadian National Railway Co.	4.63
Suncor Energy Inc.	3.87
Bank of Montreal	3.55
Enbridge Inc.	3.24
Brookfield Asset Management Inc. Class A	2.71
Canadian Imperial Bank of Commerce/Canada	2.64
Manulife Financial Corp.	2.64

TOTAL	42.94%

[1]	Reflects the allocation of the iShares MSCI Canada ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -16.11%, net of fees, while the total return for the Index was -15.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.42)%	(16.23)%	(15.23)%	(16.42)%	(16.23)%	(15.23)%
Since Inception	3.70%	3.78%	3.24%	7.84%	8.02%	6.86%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual				Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Annualized Expense Ratio [a]
$1,000.00	$838.90	$0.00	[c]	$1,000.00	$1,024.90	$0.00	[c]	0.00%	[d]

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Consumer Discretionary	21.05%
Industrials	19.51
Financials	17.76
Information Technology	10.20
Health Care	8.78
Consumer Staples	8.11
Telecommunication Services	5.98
Materials	5.15
Utilities	2.62
Energy	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	5.51%
Mitsubishi UFJ Financial Group Inc.	2.14
SoftBank Group Corp.	1.84
KDDI Corp.	1.72
Japan Tobacco Inc.	1.70
Honda Motor Co. Ltd.	1.64
Takeda Pharmaceutical Co. Ltd.	1.45
Sumitomo Mitsui Financial Group Inc.	1.37
Mizuho Financial Group Inc.	1.33
NTT DOCOMO Inc.	1.25

TOTAL	19.95%

[1]	Reflects the allocation of the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico Investable Market Index 25/50 100% Hedged to USD (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Mexican peso in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Mexican peso.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico Capped ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -0.19%, net of fees, while the total return for the Index was 0.02%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(1.82)%	(1.73)%	(1.31)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$998.10	$0.15	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Consumer Staples	29.99%
Financials	21.20
Telecommunication Services	13.40
Industrials	12.99
Materials	11.55
Consumer Discretionary	10.46
Health Care	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

America Movil SAB de CV	12.61%
Fomento Economico Mexicano SAB de CV	9.82
Grupo Financiero Banorte SAB de CV	7.03
Grupo Televisa SAB	7.01
Wal-Mart de Mexico SAB de CV	6.85
Grupo Mexico SAB de CV Series B	4.26
Cemex SAB de CV CPO	3.91
Alfa SAB de CV	3.17
Fibra Uno Administracion SA de CV	3.10
Grupo Bimbo SAB de CV	2.91

TOTAL	60.67%

[1]	Reflects the allocation of the iShares MSCI Mexico Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization South Korean equities while mitigating exposure to fluctuations between the value of the South Korean won and the U.S. dollar, as represented by the MSCI Korea 25/50 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the South Korean won in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the South Korean won.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI South Korea Capped ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 4.24%, net of fees, while the total return for the Index was 2.97%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(3.97)%	(4.05)%	(4.80)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,042.40	$0.05	$1,000.00	$1,024.80	$0.05	0.01%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Information Technology	32.78%
Consumer Discretionary	16.31
Financials	13.26
Industrials	11.35
Consumer Staples	9.22
Materials	8.46
Utilities	2.69
Energy	2.62
Health Care	2.32
Telecommunication Services	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Samsung Electronics Co. Ltd.	20.21%
Hyundai Motor Co.	3.74
SK Hynix Inc.	2.88
Hyundai Mobis Co. Ltd.	2.79
Shinhan Financial Group Co. Ltd.	2.67
NAVER Corp.	2.64
Korea Electric Power Corp.	2.49
Samsung Electronics Co. Ltd. (Preferred)	2.31
LG Chem Ltd.	2.30
POSCO	2.26

TOTAL	44.29%

[1]	Reflects the allocation of the iShares MSCI South Korea Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 (or commencement of operations, as applicable) and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares MSCI Japan ETF[a]	203,403	$2,215,059

		2,215,059

TOTAL INVESTMENT COMPANIES
(Cost: $2,456,577)		2,215,059

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	981	981

		981

TOTAL SHORT-TERM INVESTMENTS
(Cost: $981)		981

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $2,457,558)		2,216,040
Other Assets, Less Liabilities — (0.10)%		(2,200)

NET ASSETS — 100.00%		$2,213,840

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	74,516,000	USD	656,891	03/03/2016	BNP	$3,987

						3,987

USD	616,145	JPY	74,516,000	03/03/2016	BNP	(44,733)
USD	1,134,832	JPY	127,991,000	04/05/2016	BNP	(1,605)

						(46,338)

			Net unrealized depreciation			$(42,351)

Counterparties:

BNP	— BNP Paribas SA

Currency Abbreviations

JPY	— Japanese Yen
USD	— United States Dollar

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.12%

EXCHANGE-TRADED FUNDS — 100.12%
iShares MSCI All Country World Minimum Volatility ETF[a]	35,280	$2,447,726

		2,447,726

TOTAL INVESTMENT COMPANIES
(Cost: $2,496,815)		2,447,726

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	1,061	1,061

		1,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,061)		1,061

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $2,497,876)		2,448,787
Other Assets, Less Liabilities — (0.16)%		(3,933)

NET ASSETS — 100.00%		$2,444,854

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CAD	179,000	USD	132,111	03/03/2016	BNP	$188
CHF	88,000	USD	88,058	03/03/2016	BNP	78
CLP	329,000	USD	460	03/03/2016	BNP	12
DKK	2,000	USD	290	03/03/2016	BNP	1
EUR	1,000	USD	1,083	03/03/2016	BNP	5
GBP	43,000	USD	59,608	03/03/2016	BNP	241
HKD	122,000	USD	15,677	03/03/2016	BNP	8
ILS	73,000	USD	18,658	03/03/2016	BNP	49
INR	630,408	USD	9,163	03/03/2016	BNP	52
JPY	39,419,000	USD	345,200	03/03/2016	BNP	4,405
KRW	79,762,000	USD	64,283	03/03/2016	BNP	213
SGD	44,000	USD	31,249	03/03/2016	BNP	45
TWD	3,961,000	USD	118,965	03/03/2016	BNP	203
USD	3,181	DKK	21,704	03/03/2016	BNP	15
USD	19,683	EUR	18,000	03/03/2016	BNP	101
USD	63,039	GBP	44,000	03/03/2016	BNP	1,797
USD	32,996	KRW	39,881,000	03/03/2016	BNP	748
JPY	154,000	USD	1,366	04/06/2016	BNP	1
USD	11,179	CLP	7,758,000	04/06/2016	BNP	85
USD	2,889	DKK	19,704	04/06/2016	BNP	12
USD	18,593	EUR	17,000	04/06/2016	BNP	81
USD	4,181	GBP	3,000	04/06/2016	BNP	5
USD	146,299	HKD	1,137,000	04/06/2016	BNP	86
USD	136	KRW	168,000	04/06/2016	BNP	—
USD	4,658	NZD	7,000	04/06/2016	BNP	55

						8,486

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CLP	7,721,000	USD	11,166	03/03/2016	BNP	$(88)
DKK	19,704	USD	2,886	03/03/2016	BNP	(12)
EUR	17,000	USD	18,575	03/03/2016	BNP	(81)
GBP	1,000	USD	1,424	03/03/2016	BNP	(32)
HKD	1,115,000	USD	143,464	03/03/2016	BNP	(111)
INR	14,000	USD	206	03/03/2016	BNP	(1)
NZD	6,000	USD	4,008	03/03/2016	BNP	(55)
USD	127,495	CAD	179,000	03/03/2016	BNP	(4,804)
USD	87,047	CHF	88,000	03/03/2016	BNP	(1,088)
USD	11,259	CLP	8,050,000	03/03/2016	BNP	(292)
USD	158,756	HKD	1,237,000	03/03/2016	BNP	(282)
USD	18,455	ILS	73,000	03/03/2016	BNP	(253)
USD	9,395	INR	644,408	03/03/2016	BNP	(24)
USD	331,811	JPY	39,419,000	03/03/2016	BNP	(17,794)
USD	32,139	KRW	39,881,000	03/03/2016	BNP	(109)
USD	3,881	NZD	6,000	03/03/2016	BNP	(72)
USD	30,839	SGD	44,000	03/03/2016	BNP	(456)
USD	117,730	TWD	3,961,000	03/03/2016	BNP	(1,437)
CAD	3,000	USD	2,218	04/06/2016	BNP	(1)
CHF	3,000	USD	3,018	04/06/2016	BNP	(8)
CLP	8,000	USD	12	04/06/2016	BNP	—
ILS	3,000	USD	770	04/06/2016	BNP	—
INR	34,000	USD	495	04/06/2016	BNP	—
USD	142,525	CAD	193,000	04/06/2016	BNP	(125)
USD	85,262	CHF	85,000	04/06/2016	BNP	(14)
USD	59,615	GBP	43,000	04/06/2016	BNP	(243)
USD	2,315	HKD	18,000	04/06/2016	BNP	—
USD	17,913	ILS	70,000	04/06/2016	BNP	(41)
USD	9,087	INR	630,408	04/06/2016	BNP	(86)
USD	333,039	JPY	37,898,000	04/06/2016	BNP	(3,468)
USD	32,860	KRW	40,815,000	04/06/2016	BNP	(41)
USD	30,540	SGD	43,000	04/06/2016	BNP	(23)
USD	122,719	TWD	4,095,000	04/06/2016	BNP	(143)

						(31,184)

			Net unrealized depreciation			$(22,698)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.64%

EXCHANGE-TRADED FUNDS — 99.64%
iShares MSCI Australia ETF[a,b]	517,686	$8,945,614

		8,945,614

TOTAL INVESTMENT COMPANIES
(Cost: $9,535,612)		8,945,614

SHORT-TERM INVESTMENTS — 14.02%

MONEY MARKET FUNDS — 14.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	1,194,305	1,194,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	60,610	60,610
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,c]	3,403	3,403

		1,258,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,258,318)		1,258,318

TOTAL INVESTMENTS IN SECURITIES — 113.66%
(Cost: $10,793,930)		10,203,932
Other Assets, Less Liabilities — (13.66)%		(1,226,103)

NET ASSETS — 100.00%		$8,977,829

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	240,000	USD	169,526	03/03/2016	CITI	$1,766
AUD	37,000	USD	26,147	03/03/2016	MS	260
USD	6,090,480	AUD	8,459,000	03/03/2016	BNP	53,148
USD	26,495	AUD	37,000	03/03/2016	MS	87
USD	9,169,913	AUD	12,827,000	04/05/2016	BNP	28,786

						84,047

AUD	8,459,000	USD	6,056,652	03/03/2016	BNP	(19,320)
AUD	4,312,000	USD	3,087,608	03/03/2016	CITI	(10,060)
USD	3,231,457	AUD	4,552,000	03/03/2016	CITI	(17,382)
AUD	301,000	USD	215,480	04/05/2016	BNP	(973)

						(47,735)

			Net unrealized appreciation			$36,312

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency Abbreviations:

AUD — Australian Dollar

USD — United States Dollar

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.02%

EXCHANGE-TRADED FUNDS — 100.02%
iShares MSCI Canada ETF[a,b]	382,997	$8,284,225

		8,284,225

TOTAL INVESTMENT COMPANIES
(Cost: $8,723,592)		8,284,225

SHORT-TERM INVESTMENTS — 17.03%

MONEY MARKET FUNDS — 17.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	1,339,715	1,339,715
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	67,989	67,989
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,c]	3,334	3,334

		1,411,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,411,038)		1,411,038

TOTAL INVESTMENTS IN SECURITIES — 117.05%
(Cost: $10,134,630)		9,695,263
Other Assets, Less Liabilities — (17.05)%		(1,412,365)

NET ASSETS — 100.00%		$8,282,898

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CAD	11,910,000	USD	8,788,551	03/03/2016	CITI	$14,091
CAD	3,000	USD	2,133	03/03/2016	MS	85
CAD	341,000	USD	251,729	04/05/2016	BNP	311
USD	19,962	CAD	27,000	04/05/2016	BNP	5

						14,492

USD	8,619,359	CAD	11,910,000	03/03/2016	CITI	(183,283)
USD	2,216	CAD	3,000	03/03/2016	MS	(2)
USD	8,517,084	CAD	11,533,000	04/05/2016	BNP	(7,175)

						(190,460)

			Net unrealized depreciation			$(175,968)

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency Abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 101.22%

EXCHANGE-TRADED FUNDS — 101.22%
iShares MSCI Japan ETF[a]	59,030,356	$642,840,577

		642,840,577

TOTAL INVESTMENT COMPANIES
(Cost: $748,722,906)		642,840,577

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	5,552,117	5,552,117

		5,552,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,552,117)		5,552,117

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $754,275,023)		648,392,694
Other Assets, Less Liabilities — (2.09)%		(13,292,854)

NET ASSETS — 100.00%		$635,099,840

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	66,399,802,000	USD	577,744,791	03/03/2016	BNP	$11,151,682
JPY	35,978,390,000	USD	315,381,245	03/03/2016	CITI	3,709,270
USD	383,037	JPY	42,673,000	03/03/2016	BNP	4,572
JPY	10,733,434,000	USD	95,170,919	04/05/2016	BNP	131,607
JPY	2,870,601,000	USD	25,463,941	04/05/2016	CITI	24,223
USD	5,118,919	JPY	576,118,000	04/05/2016	BNP	3,548

						15,024,902

JPY	715,037,000	USD	6,379,144	03/03/2016	BNP	(37,517)
JPY	10,963,779,000	USD	97,864,624	03/03/2016	CITI	(627,425)
USD	566,009,678	JPY	67,072,166,000	03/03/2016	BNP	(28,849,958)
USD	395,962,799	JPY	46,942,169,000	03/03/2016	CITI	(20,364,915)
USD	487,011,555	JPY	55,415,708,000	04/05/2016	BNP	(5,026,401)
USD	280,374,819	JPY	31,904,832,000	04/05/2016	CITI	(2,909,268)

						(57,815,484)

			Net unrealized depreciation			$(42,790,582)

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London

Currency Abbreviations:

JPY	— Japanese Yen
USD	— United States Dollar

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

EXCHANGE-TRADED FUNDS — 99.98%
iShares MSCI Mexico Capped ETF[a]	46,185	$2,239,049

		2,239,049

TOTAL INVESTMENT COMPANIES
(Cost: $2,583,372)		2,239,049

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	1,032	1,032

		1,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,032)		1,032

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $2,584,404)		2,240,081
Other Assets, Less Liabilities — (0.03)%		(709)

NET ASSETS — 100.00%		$2,239,372

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
MXN	39,797,000	USD	2,194,130	03/03/2016	CITI	$786
MXN	47,000	USD	2,559	03/03/2016	MS	33
MXN	47,000	USD	2,584	04/05/2016	BNP	1
USD	51,432	MXN	933,000	04/05/2016	BNP	117

						937

USD	2,178,637	MXN	39,797,000	03/03/2016	CITI	(16,279)
USD	2,591	MXN	47,000	03/03/2016	MS	(1)
MXN	498,000	USD	27,428	04/05/2016	BNP	(38)
USD	2,188,005	MXN	39,797,000	04/05/2016	BNP	(839)

						(17,157)

			Net unrealized depreciation			$(16,220)

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency Abbreviations:

MXN	— Mexican Peso
USD	— United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

EXCHANGE-TRADED FUNDS — 99.97%
iShares MSCI South Korea Capped ETF[a]	72,865	$3,397,695

		3,397,695

TOTAL INVESTMENT COMPANIES
(Cost: $3,853,225)		3,397,695

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	5,682	5,682

		5,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,682)		5,682

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $3,858,907)		3,403,377
Other Assets, Less Liabilities — (0.14)%		(4,687)

NET ASSETS — 100.00%		$3,398,690

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
KRW	492,728,000	USD	397,073	03/03/2016	BNP	$1,349
KRW	45,337,432,000	USD	36,535,927	03/03/2016	CITI	124,081
KRW	4,167,127,000	USD	3,361,047	03/03/2016	JPM	8,506
KRW	116,175,000	USD	93,622	03/03/2016	MS	318
USD	407,671	KRW	492,728,000	03/03/2016	BNP	9,250
USD	37,523,906	KRW	45,337,432,000	03/03/2016	CITI	863,897
USD	96,118	KRW	116,175,000	03/03/2016	MS	2,179

						1,009,580

KRW	41,779,208,000	USD	34,808,783	03/03/2016	CITI	(1,025,967)
USD	33,668,473	KRW	41,779,208,000	03/03/2016	CITI	(114,343)
USD	3,358,149	KRW	4,167,127,000	03/03/2016	JPM	(11,405)
KRW	61,462,000	USD	49,557	04/05/2016	JPM	(12)
USD	3,357,608	KRW	4,167,127,000	04/05/2016	JPM	(1,540)
USD	65,156	KRW	80,985,000	04/05/2016	UBS	(127)

						(1,153,394)

			Net unrealized depreciation			$(143,814)

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
JPM	— JPMorgan Chase Bank N.A.
MS	— Morgan Stanley and Co. International PLC

Currency Abbreviations:

KRW	— South Korean Won
USD	— United States Dollar

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,457,558	$2,497,876	$10,793,930

Total cost of investments	$2,457,558	$2,497,876	$10,793,930

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$2,216,040	$2,448,787	$10,203,932

Total fair value of investments	2,216,040	2,448,787	10,203,932
Foreign currency, at value[b]	—	88	—
Receivables:
Investment securities sold	40,151	18,732	—
Interest	—	—	455
Unrealized appreciation on forward currency contracts (Note 1)	3,987	8,486	84,047

Total Assets	2,260,178	2,476,093	10,288,434

LIABILITIES
Payables:
Investment securities purchased	—	—	7,865
Collateral for securities on loan (Note 1)	—	—	1,254,915
Unrealized depreciation on forward currency contracts (Note 1)	46,338	31,184	47,735
Investment advisory fees (Note 2)	—	55	90

Total Liabilities	46,338	31,239	1,310,605

NET ASSETS	$2,213,840	$2,444,854	$8,977,829

Net assets consist of:
Paid-in capital	$2,491,753	$2,501,061	$9,576,496
Undistributed (distributions in excess of) net investment income or accumulated loss	(30)	(115)	715
Undistributed net realized gain (accumulated net realized loss)	5,986	15,696	(45,696)
Net unrealized depreciation	(283,869)	(71,788)	(553,686)

NET ASSETS	$2,213,840	$2,444,854	$8,977,829

Shares outstanding[c]	100,000	100,000	450,000

Net asset value per share	$22.14	$24.45	$19.95

[a]	Securities on loan with values of $ —, $ — and $1,230,030, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $89 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$10,134,630	$754,275,023	$2,584,404

Total cost of investments	$10,134,630	$754,275,023	$2,584,404

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$9,695,263	$648,392,694	$2,240,081

Total fair value of investments	9,695,263	648,392,694	2,240,081
Receivables:
Investment securities sold	170,156	33,376,582	15,560
Interest	1,250	192	15
Unrealized appreciation on forward currency contracts (Note 1)	14,492	15,024,902	937
Capital shares redeemed	—	1,695,962	—

Total Assets	9,881,161	698,490,332	2,256,593

LIABILITIES
Payables:
Investment securities purchased	—	5,385,576	—
Collateral for securities on loan (Note 1)	1,407,704	—	—
Capital shares sold	—	189,432	—
Unrealized depreciation on forward currency contracts (Note 1)	190,460	57,815,484	17,157
Investment advisory fees (Note 2)	99	—	64

Total Liabilities	1,598,263	63,390,492	17,221

NET ASSETS	$8,282,898	$635,099,840	$2,239,372

Net assets consist of:
Paid-in capital	$8,802,666	$819,978,872	$2,443,348
Undistributed net investment income	2,617	382,542	13,408
Undistributed net realized gain (accumulated net realized loss)	92,949	(36,588,663)	143,159
Net unrealized depreciation	(615,334)	(148,672,911)	(360,543)

NET ASSETS	$8,282,898	$635,099,840	$2,239,372

Shares outstanding[b]	400,000	26,350,000	100,000

Net asset value per share	$20.71	$24.10	$22.39

[a]	Securities on loan with values of $1,377,766, $ — and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

iShares Currency Hedged MSCI South Korea ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$3,858,907

Total cost of investments	$3,858,907

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$3,403,377

Total fair value of investments	3,403,377
Receivables:
Investment securities sold	139,123
Interest	4
Unrealized appreciation on forward currency contracts (Note 1)	1,009,580

Total Assets	4,552,084

LIABILITIES
Payables:
Unrealized depreciation on forward currency contracts (Note 1)	1,153,394

Total Liabilities	1,153,394

NET ASSETS	$3,398,690

Net assets consist of:
Paid-in capital	$5,685,170
Distributions in excess of net investment income	(430)
Accumulated net realized loss	(1,686,706)
Net unrealized depreciation	(599,344)

NET ASSETS	$3,398,690

Shares outstanding[a]	150,000

Net asset value per share	$22.66

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares Adaptive Currency Hedged MSCI Japan ETF[a]	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF[b]	iShares Currency Hedged MSCI Australia ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$30,135	$87,269
Interest — affiliated (Note 2)	1	1	2
Securities lending income — affiliated — net (Note 2)	—	—	455

Total investment income	1	30,136	87,726

EXPENSES
Investment advisory fees (Note 2)	2,121	3,116	8,685

Total expenses	2,121	3,116	8,685
Less investment advisory fees waived (Note 2)	(2,090)	(2,857)	(8,254)

Net expenses	31	259	431

Net investment income (loss)	(30)	29,877	87,295

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(4,413)	(978)	(54,275)
Foreign currency transactions	10,399	16,674	63,454

Net realized gain	5,986	15,696	9,179

Net change in unrealized appreciation/depreciation on:
Investments	(241,518)	(49,089)	(312,688)
Forward currency contracts	(42,351)	(22,698)	(18,554)
Translation of assets and liabilities in foreign currencies	—	(1)	—

Net change in unrealized appreciation/depreciation	(283,869)	(71,788)	(331,242)

Net realized and unrealized loss	(277,883)	(56,092)	(322,063)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(277,913)	$(26,215)	$(234,768)

[a]	For the period from January 5, 2016 (commencement of operations) to February 29, 2016.
[b]	For the period from October 29, 2015 (commencement of operations) to February 29, 2016.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$40,926	$5,020,087	$31,513
Interest — affiliated (Note 2)	2	289	2
Securities lending income — affiliated — net (Note 2)	3,516	11,770	14

Total investment income	44,444	5,032,146	31,529

EXPENSES
Investment advisory fees (Note 2)	10,756	1,801,280	7,127

Total expenses	10,756	1,801,280	7,127
Less investment advisory fees waived (Note 2)	(10,211)	(1,787,633)	(6,740)

Net expenses	545	13,647	387

Net investment income	43,899	5,018,499	31,142

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(106,630)	(13,115,959)	(19,409)
In-kind redemptions — affiliated (Note 2)	—	(5,368,914)	—
Foreign currency transactions	224,210	(35,960,792)	195,469

Net realized gain (loss)	117,580	(54,445,665)	176,060

Net change in unrealized appreciation/depreciation on:
Investments	(207,609)	(63,932,429)	(162,831)
Forward currency contracts	(200,599)	(22,030,571)	(49,090)
Translation of assets and liabilities in foreign currencies	1	—	—

Net change in unrealized appreciation/depreciation	(408,207)	(85,963,000)	(211,921)

Net realized and unrealized loss	(290,627)	(140,408,665)	(35,861)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(246,728)	$(135,390,166)	$(4,719)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

iShares Currency Hedged MSCI South Korea ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$913,032
Interest — affiliated (Note 2)	15

Total investment income	913,047

EXPENSES
Investment advisory fees (Note 2)	53,996

Total expenses	53,996
Less investment advisory fees waived (Note 2)	(53,451)

Net expenses	545

Net investment income	912,502

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(107,855)
In-kind redemptions — affiliated (Note 2)	(2,579,125)
Foreign currency transactions	984,301

Net realized loss	(1,702,679)

Net change in unrealized appreciation/depreciation on:
Investments	(139,404)
Forward currency contracts	(119,989)

Net change in unrealized appreciation/depreciation	(259,393)

Net realized and unrealized loss	(1,962,072)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,049,570)

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF
	Period from January 5, 2016[a] to February 29, 2016 (Unaudited)	Period from October 29, 2015[a] to February 29, 2016 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(30)	$29,877
Net realized gain	5,986	15,696
Net change in unrealized appreciation/depreciation	(283,869)	(71,788)

Net decrease in net assets resulting from operations	(277,913)	(26,215)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(29,992)

Total distributions to shareholders	—	(29,992)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,491,753	2,501,061

Net increase in net assets from capital share transactions	2,491,753	2,501,061

INCREASE IN NET ASSETS	2,213,840	2,444,854

NET ASSETS
Beginning of period	—	—

End of period	$2,213,840	$2,444,854

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(30)	$(115)

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Australia ETF		iShares Currency Hedged MSCI Canada ETF
	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$87,295	$(192)	$43,899	$(202)
Net realized gain	9,179	126,618	117,580	117,704
Net change in unrealized appreciation/depreciation	(331,242)	(222,444)	(408,207)	(207,127)

Net decrease in net assets resulting from operations	(234,768)	(96,018)	(246,728)	(89,625)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(86,580)	—	(41,282)	—
From net realized gain	(181,301)	—	(142,133)	—

Total distributions to shareholders	(267,881)	—	(183,415)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,128,015	2,448,481	6,366,359	2,436,307

Net increase in net assets from capital share transactions	7,128,015	2,448,481	6,366,359	2,436,307

INCREASE IN NET ASSETS	6,625,366	2,352,463	5,936,216	2,346,682

NET ASSETS
Beginning of period	2,352,463	—	2,346,682	—

End of period	$8,977,829	$2,352,463	$8,282,898	$2,346,682

Undistributed net investment income included in net assets at end of period	$715	$—	$2,617	$—

SHARES ISSUED
Shares sold	350,000	100,000	300,000	100,000

Net increase in shares outstanding	350,000	100,000	300,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Japan ETF		iShares Currency Hedged MSCI Mexico ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$5,018,499	$5,605,381	$31,142	$(177)
Net realized gain (loss)	(54,445,665)	46,603,390	176,060	108,771
Net change in unrealized appreciation/depreciation	(85,963,000)	(62,987,806)	(211,921)	(148,622)

Net decrease in net assets resulting from operations	(135,390,166)	(10,779,035)	(4,719)	(40,028)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,635,957)	(5,605,381)	(17,734)	—
From net realized gain	(12,890,774)	(2,733,951)	(141,495)	—

Total distributions to shareholders	(17,526,731)	(8,339,332)	(159,229)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	518,766,705	1,067,701,151	—	2,443,348
Cost of shares redeemed	(465,831,184)	(346,032,554)	—	—

Net increase in net assets from capital share transactions	52,935,521	721,668,597	—	2,443,348

INCREASE (DECREASE) IN NET ASSETS	(99,981,376)	702,550,230	(163,948)	2,403,320

NET ASSETS
Beginning of period	735,081,216	32,530,986	2,403,320	—

End of period	$635,099,840	$735,081,216	$2,239,372	$2,403,320

Undistributed net investment income included in net assets at end of period	$382,542	$—	$13,408	$—

SHARES ISSUED AND REDEEMED
Shares sold	19,100,000	35,700,000	—	100,000
Shares redeemed	(17,700,000)	(12,050,000)	—	—

Net increase in shares outstanding	1,400,000	23,650,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI South Korea ETF
	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$912,502	$(73)
Net realized gain (loss)	(1,702,679)	194,224
Net change in unrealized appreciation/depreciation	(259,393)	(339,951)

Net decrease in net assets resulting from operations	(1,049,570)	(145,800)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(912,932)	—
From net realized gain	(48,148)	—

Total distributions to shareholders	(961,080)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,874,748	7,094,442
Cost of shares redeemed	(33,735,309)	(4,678,741)

Net increase in net assets from capital share transactions	3,139,439	2,415,701

INCREASE IN NET ASSETS	1,128,789	2,269,901

NET ASSETS
Beginning of period	2,269,901	—

End of period	$3,398,690	$2,269,901

Distributions in excess of net investment income included in net assets at end of period	$(430)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	300,000
Shares redeemed	(1,500,000)	(200,000)

Net increase in shares outstanding	50,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Adaptive Currency Hedged MSCI Japan ETF

Period from Jan. 5, 2016[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$24.92

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss[d]	(2.78)

Total from investment operations	(2.78)

Net asset value, end of period	$22.14

Total return	(11.12)%[e,f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,214
Ratio of expenses to average net assets[g,h]	0.01%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.62%
Ratio of net investment loss to average net assets[g]	(0.01)%
Portfolio turnover rate[i,j]	0%[k]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -11.16%.
[g]	Annualized for periods of less than one year.
[h]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[i]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 103 for the portfolio turnover rates of the underlying fund.
[k]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI ACWI Minimum Volatility ETF

Period from Oct. 29, 2015[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$25.01

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized loss[c]	(0.56)

Total from investment operations	(0.26)

Less distributions from:
Net investment income	(0.30)

Total distributions	(0.30)

Net asset value, end of period	$24.45

Total return	(1.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,445
Ratio of expenses to average net assets[e,f]	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.38%
Ratio of net investment income to average net assets[e]	3.64%
Portfolio turnover rate[g,h]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 100 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Australia ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.52	$24.48

Income from investment operations:
Net investment income (loss)[b]	0.67	(0.00)[c]
Net realized and unrealized loss[d]	(1.85)	(0.96)

Total from investment operations	(1.18)	(0.96)

Less distributions from:
Net investment income	(0.58)	—
Net realized gain	(1.81)	—

Total distributions	(2.39)	—

Net asset value, end of period	$19.95	$23.52

Total return	(5.69)%[e]	(3.92)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,978	$2,352
Ratio of expenses to average net assets[f,g]	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	6.23%	(0.04)%
Portfolio turnover rate[h,i]	6%	0%[j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 101 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Canada ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.47	$24.36

Income from investment operations:
Net investment income (loss)[b]	0.27	(0.00)[c]
Net realized and unrealized loss[d]	(1.80)	(0.89)

Total from investment operations	(1.53)	(0.89)

Less distributions from:
Net investment income	(0.28)	—
Net realized gain	(0.95)	—

Total distributions	(1.23)	—

Net asset value, end of period	$20.71	$23.47

Total return	(6.71)%[e]	(3.69)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,283	$2,347
Ratio of expenses to average net assets[f,g]	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.53%	(0.05)%
Portfolio turnover rate[h,i]	8%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 102 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Japan ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$29.46	$25.02	$23.53

Income from investment operations:
Net investment income[b]	0.20	0.43	0.13
Net realized and unrealized gain (loss)[c]	(4.79)	4.58	1.53

Total from investment operations	(4.59)	5.01	1.66

Less distributions from:
Net investment income	(0.18)	(0.32)	(0.17)
Net realized gain	(0.59)	(0.25)	(0.00)[d]

Total distributions	(0.77)	(0.57)	(0.17)

Net asset value, end of period	$24.10	$29.46	$25.02

Total return	(16.11)%[e]	20.08%	7.05%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$635,100	$735,081	$32,531
Ratio of expenses to average net assets[f,g]	0.00%[h]	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[f]	1.48%	1.39%	0.94%
Portfolio turnover rate[i,j]	4%	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 103 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Mexico ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$24.03	$24.43

Income from investment operations:
Net investment income (loss)[b]	0.31	(0.00)[c]
Net realized and unrealized loss[d]	(0.36)	(0.40)

Total from investment operations	(0.05)	(0.40)

Less distributions from:
Net investment income	(0.18)	—
Net realized gain	(1.41)	—

Total distributions	(1.59)	—

Net asset value, end of period	$22.39	$24.03

Total return	(0.19)%[e]	(1.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,239	$2,403
Ratio of expenses to average net assets[f,g]	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.71%	(0.04)%
Portfolio turnover rate[h,i]	12%	0%[j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 104 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI South Korea ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$22.70	$24.64

Income from investment operations:
Net investment income (loss)[b]	1.48	(0.00)[c]
Net realized and unrealized loss[d]	(0.49)	(1.94)

Total from investment operations	0.99	(1.94)

Less distributions from:
Net investment income	(0.55)	—
Net realized gain	(0.48)	—

Total distributions	(1.03)	—

Net asset value, end of period	$22.66	$22.70

Total return	4.24%[e]	(7.87)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,399	$2,270
Ratio of expenses to average net assets[f,g]	0.01%	0.02%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.77%	0.77%
Ratio of net investment income (loss) to average net assets[f]	13.01%	(0.02)%
Portfolio turnover rate[h,i]	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 105 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Japan[a]	Non-diversified
Currency Hedged MSCI ACWI Minimum Volatility[b]	Non-diversified
Currency Hedged MSCI Australia	Non-diversified
Currency Hedged MSCI Canada	Non-diversified
Currency Hedged MSCI Japan	Non-diversified
Currency Hedged MSCI Mexico	Non-diversified
Currency Hedged MSCI South Korea	Non-diversified

[a]	The Fund commenced operations on January 5, 2016.
[b]	The Fund commenced operations on October 29, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

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iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Adaptive Currency Hedged MSCI Japan
Investments:
Assets:
Exchange-Traded Funds	$2,215,059	$—	$—	$2,215,059
Money Market Funds	981	—	—	981

Total	$2,216,040	$—	$—	$2,216,040

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$3,987	$—	$3,987
Liabilities:
Forward Currency Contracts	—	(46,338)	—	(46,338)

Total	$—	$(42,351)	$—	$(42,351)

Currency Hedged MSCI ACWI Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,447,726	$—	$—	$2,447,726
Money Market Funds	1,061	—	—	1,061

Total	$2,448,787	$—	$—	$2,448,787

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$8,486	$—	$8,486
Liabilities:
Forward Currency Contracts	—	(31,184)	—	(31,184)

Total	$—	$(22,698)	$—	$(22,698)

Currency Hedged MSCI Australia
Investments:
Assets:
Exchange-Traded Funds	$8,945,614	$—	$—	$8,945,614
Money Market Funds	1,258,318	—	—	1,258,318

Total	$10,203,932	$—	$—	$10,203,932

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$84,047	$—	$84,047
Liabilities:
Forward Currency Contracts	—	(47,735)	—	(47,735)

Total	$—	$36,312	$—	$36,312

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI Canada
Investments:
Assets:
Exchange-Traded Funds	$8,284,225	$—	$—	$8,284,225
Money Market Funds	1,411,038	—	—	1,411,038

Total	$9,695,263	$—	$—	$9,695,263

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$14,492	$—	$14,492
Liabilities:
Forward Currency Contracts	—	(190,460)	—	(190,460)

Total	$—	$(175,968)	$—	$(175,968)

Currency Hedged MSCI Japan
Investments:
Assets:
Exchange-Traded Funds	$642,840,577	$—	$—	$642,840,577
Money Market Funds	5,552,117	—	—	5,552,117

Total	$648,392,694	$—	$—	$648,392,694

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$15,024,902	$—	$15,024,902
Liabilities:
Forward Currency Contracts	—	(57,815,484)	—	(57,815,484)

Total	$—	$(42,790,582)	$—	$(42,790,582)

Currency Hedged MSCI Mexico
Investments:
Assets:
Exchange-Traded Funds	$2,239,049	$—	$—	$2,239,049
Money Market Funds	1,032	—	—	1,032

Total	$2,240,081	$—	$—	$2,240,081

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$937	$—	$937
Liabilities:
Forward Currency Contracts	—	(17,157)	—	(17,157)

Total	$—	$(16,220)	$—	$(16,220)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI South Korea
Investments:
Assets:
Exchange-Traded Funds	$3,397,695	$—	$—	$3,397,695
Money Market Funds	5,682	—	—	5,682

Total	$3,403,377	$—	$—	$3,403,377

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$1,009,580	$—	$1,009,580
Liabilities:
Forward Currency Contracts	—	(1,153,394)	—	(1,153,394)

Total	$—	$(143,814)	$—	$(143,814)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction

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iSHARES® TRUST

of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Australia
Citigroup Global Markets Inc.	$1,230,030	$1,230,030	$—

Currency Hedged MSCI Canada
Credit Suisse Securities (USA) LLC	$1,377,766	$1,377,766	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Adaptive Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Japan ETF (“EWJ”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2020 on assets attributable to the Fund’s investments in EWJ (and those assets used by the Fund to hedge the currencies in which the securities in EWJ are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWJ’s net total expense ratio after fee waiver.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI All Country World Minimum Volatility ETF (“ACWV”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in ACWV (and those assets used by the Fund to hedge the currencies in which the securities in ACWV are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to ACWV’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Australia ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Australia ETF (“EWA”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWA (and those assets used by the Fund to hedge the currencies in which the securities in EWA are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWA’s net total expense ratio after fee waiver plus 0.03%.

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iSHARES® TRUST

For its investment advisory services to the iShares Currency Hedged MSCI Canada ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Canada ETF (“EWC”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWC (and those assets used by the Fund to hedge the currencies in which the securities in EWC are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWC’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fees for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waivers will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For its investment advisory services to the iShares Currency Hedged MSCI Mexico ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Mexico Capped ETF (“EWW”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWW (and those assets used by the Fund to hedge the currencies in which the securities in EWW are denominated against the U.S. dollar) such that the Fund’s investment advisory fee is equal to EWW’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee of 0.77% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI South Korea Capped ETF (“EWY”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWY (and those assets used by the Fund to hedge the currencies in which the securities in EWY are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWY’s net total expense ratio after fee waiver plus 0.03%. Additionally, BFA has contractually agreed to a reduction of investment advisory fees through December 31, 2017 of 0.03%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Australia	$142
Currency Hedged MSCI Canada	929
Currency Hedged MSCI Japan	4,507
Currency Hedged MSCI Mexico	5

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Each Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Adaptive Currency Hedged MSCI Japan
iShares MSCI Japan ETF	—	207,092	(3,689)	203,403	$2,215,059	$—	$(4,413)

Currency Hedged MSCI ACWI Minimum Volatility
iShares MSCI All Country World Minimum Volatility ETF	—	36,001	(721)	35,280	$2,447,726	$30,135	$(978)

Currency Hedged MSCI Australia
iShares MSCI Australia ETF	125,611	417,586	(25,511)	517,686	$8,945,614	$87,269	$(54,275)

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Canada
iShares MSCI Canada ETF	97,216	309,457	(23,676)	382,997	$8,284,225	$40,926	$(106,630)

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	60,536,739	48,032,545	(49,538,928)	59,030,356	$642,840,577	$5,020,087	$(18,484,873)

Currency Hedged MSCI Mexico
iShares MSCI Mexico Capped ETF	45,769	5,490	(5,074)	46,185	$2,239,049	$31,513	$(19,409)

Currency Hedged MSCI South Korea
iShares MSCI South Korea Capped ETF	47,236	761,666	(736,037)	72,865	$3,397,695	$913,032	$(2,686,980)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Japan	$10,655	$40,150
Currency Hedged MSCI ACWI Minimum Volatility	48,134	50,076
Currency Hedged MSCI Australia	215,206	479,062
Currency Hedged MSCI Canada	292,522	526,702
Currency Hedged MSCI Japan	30,589,320	86,108,889
Currency Hedged MSCI Mexico	271,800	269,403
Currency Hedged MSCI South Korea	2,844,250	1,214,661

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI Japan	$2,490,485	$—
Currency Hedged MSCI ACWI Minimum Volatility	2,499,735	—
Currency Hedged MSCI Australia	7,233,788	—
Currency Hedged MSCI Canada	6,473,212	—
Currency Hedged MSCI Japan	525,519,444	478,447,273
Currency Hedged MSCI South Korea	36,300,337	33,965,617

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$3,987	$8,486	$84,047

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$14,492	$15,024,902	$937

	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$1,009,580

Liabilities
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$46,338	$31,184	$47,735

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$190,460	$57,815,484	$17,157

	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$1,153,394

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF
Forward currency contracts:
Foreign currency transactions	$10,399	16,674	63,454

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts:
Foreign currency transactions	$224,210	(35,960,792)	195,469

	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Foreign currency transactions	$984,301

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF
Forward currency contracts:
Forward currency contracts	$(42,351)	(22,698)	(18,554)

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts:
Forward currency contracts	$(200,599)	(22,030,571)	(49,090)

	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Forward currency contracts	$(119,989)

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 29, 2016:

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI ACWI Minimum Volatility ETF	iShares Currency Hedged MSCI Australia ETF
Average amounts purchased in U.S. dollars	$656,891	$1,078,708	$4,954,824
Average amounts sold in U.S. dollars	$1,750,977	$2,122,006	$9,533,957

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF
Average amounts purchased in U.S. dollars	$5,074,678	$1,004,435,027	$2,429,456
Average amounts sold in U.S. dollars	$9,729,040	$1,684,021,716	$4,777,562

iShares Currency Hedged MSCI South Korea ETF
Average amounts purchased in U.S. dollars	$28,306,898
Average amounts sold in U.S. dollars	$30,959,560

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statements of assets and liabilities as of February 29, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$3,987	$(3,987)	$—

iShares Currency Hedged MSCI ACWI Minimum Volatility ETF
Forward currency contracts	$8,486	$(8,486)	$—

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$84,047	$(22,059)	$61,988

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$14,492	$(14,410)	$82

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$15,024,902	$(15,024,902)	$—

iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$937	$(904)	$33

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$1,009,580	$(996,485)	$13,095

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$46,338	$(3,987)	$42,351

iShares Currency Hedged MSCI ACWI Minimum Volatility ETF
Forward currency contracts	$31,184	$(8,486)	$22,698

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$47,735	$(22,059)	$25,676

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$190,460	$(14,410)	$176,050

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$57,815,484	$(15,024,902)	$42,790,582

iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$17,157	$(904)	$16,253

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$1,153,394	$(996,485)	$156,909

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares Currency Hedged MSCI ACWI Minimum Volatility ETF, invests all or substantially all of its assets indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Japan	$2,457,558	$—	$(241,518)	$(241,518)
Currency Hedged MSCI ACWI Minimum Volatility	2,497,876	—	(49,089)	(49,089)
Currency Hedged MSCI Australia	10,793,939	—	(590,007)	(590,007)
Currency Hedged MSCI Canada	10,134,630	—	(439,367)	(439,367)
Currency Hedged MSCI Japan	757,178,005	—	(108,785,311)	(108,785,311)
Currency Hedged MSCI Mexico	2,584,435	—	(344,354)	(344,354)
Currency Hedged MSCI South Korea	3,866,760	—	(463,383)	(463,383)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Adaptive Currency Hedged MSCI Japan ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 1-2, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge, an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary

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Contract (Continued)

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and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that to the extent that the Fund invests in the unhedged iShares MSCI Japan ETF (“EWJ”), Fund shareholders would benefit from breakpoints in EWJ’s investment advisory fee rate as the assets of EWJ, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interests of the Fund and its shareholders to approve the Advisory Contract.

II. iShares Currency Hedged MSCI ACWI Minimum Volatility ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

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ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board noted that to the extent that the Fund invests in the unhedged iShares MSCI All Country World Minimum Volatility ETF (“ACWV”), Fund shareholders would benefit from breakpoints in ACWV’s investment advisory fee rate as the assets of ACWV, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Currency Hedged MSCI Australia	$0.577200	$1.813010	$—	$2.390210	24%	76%	—%		100%
Currency Hedged MSCI Canada	0.274929	0.947554	0.000284	1.222767	22	78	0	[a]	100
Currency Hedged MSCI Japan	0.182878	0.587279	—	0.770157	24	76	—		100
Currency Hedged MSCI Mexico	0.173677	1.414950	0.003663	1.592290	11	89	0	[a]	100
Currency Hedged MSCI South Korea	0.553269	0.481480	0.000023	1.034772	53	47	0	[a]	100

[a]	Rounds to less than 1%.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

February 29, 2016

iShares, Inc.

iShares MSCI All Country World Minimum Volatility ETF  |  ACWW  |  NYSE Arca

iShares MSCI Australia ETF  |  EWA  |  NYSE Arca

iShares MSCI Canada ETF  |  EWC  |  NYSE Arca

iShares MSCI Japan ETF  |  EWJ  |  NYSE Arca

iShares MSCI Mexico Capped ETF  |  EWW  |  NYSE Arca

iShares MSCI South Korea Capped ETF  |  EWY  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.55%

BELGIUM — 0.08%
UCB SA	26,048	$1,937,587

		1,937,587
CANADA — 5.74%
Agnico Eagle Mines Ltd.	292,512	10,280,892
Bank of Montreal	126,016	6,944,555
Bank of Nova Scotia (The)	193,248	7,812,092
Barrick Gold Corp.	165,440	2,296,081
BCE Inc.	196,416	8,473,757
Canadian Imperial Bank of Commerce/Canada	90,816	6,030,488
Dollarama Inc.	154,880	9,005,130
Enbridge Inc.	32,736	1,154,919
Fairfax Financial Holdings Ltd.	12,320	6,505,517
First Capital Realty Inc.	140,800	2,037,266
Franco-Nevada Corp.	234,080	13,953,905
Goldcorp Inc.	831,424	11,931,849
H&R REIT	88,352	1,224,901
Intact Financial Corp.	176,352	10,968,298
RioCan REIT	139,392	2,638,425
Rogers Communications Inc. Class B	72,864	2,693,806
Royal Bank of Canada	107,360	5,474,203
Shaw Communications Inc. Class B	505,472	8,742,957
Silver Wheaton Corp.	401,632	6,327,201
TELUS Corp.	214,776	6,248,577
Thomson Reuters Corp.	184,096	6,736,777
Toronto-Dominion Bank (The)	31,680	1,226,179
TransCanada Corp.	38,016	1,393,396

		140,101,171
CHILE — 0.34%
Aguas Andinas SA Series A	3,173,632	1,653,796
Banco de Chile	31,114,336	3,188,229
Empresas COPEC SA	413,952	3,500,824

		8,342,849
CHINA — 2.85%
Agricultural Bank of China Ltd. Class H	5,632,000	1,854,121
ANTA Sports Products Ltd.[a]	1,056,000	2,387,361
Bank of China Ltd. Class H	5,632,000	2,107,614
Beijing Capital International Airport Co. Ltd. Class H	2,112,000	1,838,730

Security	Shares	Value
China Coal Energy Co. Ltd. Class Ha	2,816,000	$941,546
China Communications Services Corp. Ltd. Class H	3,520,000	1,416,845
China Construction Bank Corp. Class H	13,728,000	8,032,561
China Medical System Holdings Ltd.[a]	1,408,000	1,792,558
China Mobile Ltd.	880,000	9,302,290
China Petroleum & Chemical Corp. Class H	2,112,000	1,176,027
China Unicom Hong Kong Ltd.	1,408,000	1,604,249
CITIC Ltd.[a]	3,520,000	4,789,208
COSCO Pacific Ltd.	1,308,000	1,367,520
CSPC Pharmaceutical Group Ltd.[a]	3,520,000	2,802,004
Guangdong Investment Ltd.	4,224,000	5,133,234
Hanergy Thin Film Power Group Ltd.[a,b]	6,444,000	8
Hengan International Group Co. Ltd.[a]	528,000	4,179,240
Industrial & Commercial Bank of China Ltd. Class H	3,168,000	1,564,414
Jiangsu Expressway Co. Ltd. Class H	1,408,000	1,654,947
Shenzhou International Group Holdings Ltd.[a]	704,000	3,603,223
Sihuan Pharmaceutical Holdings Group Ltd.[a]	4,767,000	1,219,926
Sino Biopharmaceutical Ltd.	6,285,000	4,598,889
Sun Art Retail Group Ltd.[a]	3,168,000	1,914,778
Zhejiang Expressway Co. Ltd. Class H	2,112,000	1,871,322
Zijin Mining Group Co. Ltd. Class H	8,448,000	2,531,309

		69,683,924
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA	8,096	92,692
Corp. Financiera Colombiana SA New[b]	774	8,568
Corp. Financiera Colombiana SA/CD	95,392	1,085,259

		1,186,519
CZECH REPUBLIC — 0.05%
Komercni Banka AS	6,688	1,246,161

		1,246,161

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
DENMARK — 0.12%
William Demant Holding A/Sa,b	34,144	$2,969,303

		2,969,303
GERMANY — 0.36%
Kabel Deutschland Holding AG	29,920	3,710,969
MAN SE	48,576	4,987,735

		8,698,704
HONG KONG — 3.20%
Cheung Kong Infrastructure Holdings Ltd.[a]	704,000	7,183,812
CLP Holdings Ltd.	1,936,000	16,879,921
Hang Seng Bank Ltd.[a]	880,000	14,870,084
HK Electric Investments & HK Electric Investments Ltd.[c]	4,224,000	3,530,796
HKT Trust & HKT Ltd.	3,520,000	4,870,688
Hong Kong & China Gas Co. Ltd.[a]	3,067,860	5,397,057
Link REIT	1,056,000	5,954,823
MTR Corp. Ltd.	1,936,000	8,950,342
Power Assets Holdings Ltd.	704,000	6,672,299
Yue Yuen Industrial Holdings Ltd.	1,056,000	3,754,866

		78,064,688
INDIA — 0.28%
Wipro Ltd. ADR	613,615	6,860,216

		6,860,216
INDONESIA — 0.42%
Bank Central Asia Tbk PT	3,414,400	3,440,700
Telekomunikasi Indonesia Persero Tbk PT	17,740,800	4,311,816
Unilever Indonesia Tbk PT	739,200	2,461,328

		10,213,844
IRELAND — 0.23%
Kerry Group PLC Class A	38,720	3,384,630
Ryanair Holdings PLC ADR	27,050	2,249,749

		5,634,379
ISRAEL — 0.70%
Azrieli Group Ltd.	34,144	1,240,773
Bank Hapoalim BM	228,448	1,119,378
Bank Leumi le-Israel BMa,b	456,192	1,525,667
Mizrahi Tefahot Bank Ltd.	186,560	2,063,486
NICE-Systems Ltd.	45,760	2,768,749
Teva Pharmaceutical Industries Ltd.	146,080	8,250,950

		16,969,003

Security	Shares	Value
JAPAN — 13.40%
ABC-Mart Inc.	35,200	$2,023,903
Ajinomoto Co. Inc.	54,000	1,323,508
ANA Holdings Inc.	1,760,000	4,978,676
Aozora Bank Ltd.	1,056,000	3,433,462
Astellas Pharma Inc.	387,200	5,570,878
Benesse Holdings Inc.	105,600	3,208,930
Canon Inc.	633,600	17,754,833
Chugai Pharmaceutical Co. Ltd.	35,200	1,044,695
East Japan Railway Co.	35,200	3,092,299
Eisai Co. Ltd.	70,400	4,339,696
FUJIFILM Holdings Corp.	70,400	2,639,493
Itochu Techno-Solutions Corp.	70,400	1,408,936
Japan Airlines Co. Ltd.	140,800	5,039,486
Japan Prime Realty Investment Corp.	1,056	4,336,266
Japan Real Estate Investment Corp.	1,056	6,371,083
Japan Retail Fund Investment Corp.	3,520	8,020,766
Kakaku.com Inc.	176,000	3,095,105
Kintetsu Group Holdings Co. Ltd.	352,000	1,509,351
Konami Holdings Corp.	35,200	854,156
Kyowa Hakko Kirin Co. Ltd.	352,000	5,248,425
Lawson Inc.	105,600	8,139,269
M3 Inc.	246,400	5,869,941
McDonald’s Holdings Co. Japan Ltd.[a]	105,600	2,458,621
Miraca Holdings Inc.	70,400	3,031,176
Mitsubishi Tanabe Pharma Corp.	281,600	5,056,950
Nagoya Railroad Co. Ltd.	704,000	3,367,973
Nippon Building Fund Inc.	1,056	6,258,817
Nippon Prologis REIT Inc.	2,112	4,479,405
Nippon Telegraph & Telephone Corp.	316,800	13,488,734
Nissin Foods Holdings Co. Ltd.	105,600	4,846,140
Nitori Holdings Co. Ltd.	105,600	8,111,203
Nomura Real Estate Master Fund Inc.	3,168	4,395,205
Nomura Research Institute Ltd.	153,500	5,242,458
NTT Data Corp.	35,200	1,761,949
NTT DOCOMO Inc.	774,400	18,122,504
Oracle Corp. Japan	35,200	1,721,409
Oriental Land Co. Ltd./Japan	105,600	7,230,852
Otsuka Corp.	70,400	3,480,239

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Otsuka Holdings Co. Ltd.	422,400	$14,920,122
Park24 Co. Ltd.	140,800	3,684,812
Recruit Holdings Co. Ltd.	176,000	5,223,477
Sankyo Co. Ltd.	35,200	1,292,616
Santen Pharmaceutical Co. Ltd.	492,800	7,566,090
Secom Co. Ltd.	176,000	12,534,786
Shimadzu Corp.	50,000	779,623
Shimamura Co. Ltd.	35,200	3,891,880
Shionogi & Co. Ltd.	35,200	1,507,792
Showa Shell Sekiyu KK	140,800	1,102,699
Suntory Beverage & Food Ltd.	176,000	7,460,997
Taisho Pharmaceutical Holdings Co. Ltd.	35,200	2,778,578
Takeda Pharmaceutical Co. Ltd.	563,200	26,799,089
Tobu Railway Co. Ltd.	1,408,000	7,334,698
Toho Co. Ltd./Tokyo	140,800	3,446,559
TonenGeneral Sekiyu KK	352,000	2,675,668
Toyo Suisan Kaisha Ltd.	70,400	2,522,862
Unicharm Corp.	105,600	2,297,706
United Urban Investment Corp.	3,520	5,532,208
USS Co. Ltd.	281,600	4,433,251
West Japan Railway Co.	176,000	10,303,504
Yamato Holdings Co. Ltd.	281,600	5,711,833
Yamazaki Baking Co. Ltd.	48,000	908,758

		327,066,400
MALAYSIA — 0.95%
Axiata Group Bhd[a]	2,519,600	3,547,213
Hong Leong Bank Bhd[a]	492,800	1,539,927
IHH Healthcare Bhd[a]	1,126,400	1,714,378
Malayan Banking Bhd[a]	1,760,000	3,561,855
Maxis Bhd[a]	2,393,600	3,483,670
Petronas Dagangan Bhd	246,400	1,447,344
Public Bank Bhd[a]	1,232,060	5,414,618
Telekom Malaysia Bhd[a]	1,548,800	2,430,934

		23,139,939
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	1,044,736	4,201,965

		4,201,965
PHILIPPINES — 0.39%
Aboitiz Equity Ventures Inc.	1,760,000	2,109,779
Bank of the Philippine Islands	1,056,009	1,859,953
BDO Unibank Inc.	2,136,640	4,448,525
Philippine Long Distance Telephone Co.	29,920	1,151,495

		9,569,752

Security	Shares	Value
POLAND — 0.05%
Polski Koncern Naftowy ORLEN SA	70,752	$1,130,956

		1,130,956
QATAR — 0.28%
Doha Bank QSC	120,285	1,382,757
Qatar Insurance Co. SAQ	56,871	1,226,308
Qatar National Bank SAQ	111,936	4,160,127

		6,769,192
SINGAPORE — 1.23%
Oversea-Chinese Banking Corp. Ltd.[a]	844,800	4,846,992
Singapore Airlines Ltd.	739,200	6,112,044
Singapore Press Holdings Ltd.[a]	1,439,500	3,807,145
Singapore Telecommunications Ltd.	4,892,800	12,975,112
StarHub Ltd.[a]	950,400	2,304,123

		30,045,416
SOUTH KOREA — 0.52%
Dongbu Insurance Co. Ltd.	53,504	2,920,288
Kia Motors Corp.	42,944	1,600,807
S-1 Corp.	25,344	1,881,280
Samsung Fire & Marine Insurance Co. Ltd.	11,616	2,846,000
Samsung Life Insurance Co. Ltd.	16,544	1,498,284
Yuhan Corp.	9,396	1,963,990

		12,710,649
SWITZERLAND — 3.31%
Chocoladefabriken Lindt & Sprungli AG Registered	96	6,614,458
Givaudan SA Registered	704	1,325,301
Kuehne + Nagel International AG Registered	11,264	1,470,201
Nestle SA Registered	349,536	24,600,877
Novartis AG Registered	179,520	12,914,265
Roche Holding AG	37,664	9,718,522
Schindler Holding AG Registered	28,160	4,800,771
Swiss Prime Site AG Registered	52,096	4,364,871
Swisscom AG Registered	30,272	14,868,536

		80,677,802
TAIWAN — 3.52%
Asia Cement Corp.	3,168,000	2,631,103
Asustek Computer Inc.	352,000	2,896,967
Chang Hwa Commercial Bank Ltd.	5,984,482	2,935,335

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Chicony Electronics Co. Ltd.	708,064	$1,544,735
Chunghwa Telecom Co. Ltd.	5,280,000	16,603,274
Delta Electronics Inc.	352,000	1,424,651
Far EasTone Telecommunications Co. Ltd.	2,112,000	4,416,948
First Financial Holding Co. Ltd.	11,968,932	5,582,524
Formosa Petrochemical Corp.	1,760,000	4,469,908
Foxconn Technology Co. Ltd.	704,462	1,388,489
Hon Hai Precision Industry Co. Ltd.	2,064,000	4,844,487
Hua Nan Financial Holdings Co. Ltd.	8,581,391	4,002,514
Lite-On Technology Corp.	2,112,782	2,438,168
Mega Financial Holding Co. Ltd.	7,392,000	4,871,353
Quanta Computer Inc.	704,000	1,190,563
Synnex Technology International Corp.	1,760,000	1,795,378
Taiwan Business Bank[b]	5,662,593	1,429,621
Taiwan Cooperative Financial Holding Co. Ltd.	9,598,316	4,086,909
Taiwan Mobile Co. Ltd.	2,112,000	6,514,203
Taiwan Semiconductor Manufacturing Co. Ltd.	2,112,000	9,469,427
WPG Holdings Ltd.	1,408,000	1,438,421

		85,974,978
THAILAND — 0.56%
Advanced Info Service PCL NVDR	1,327,700	6,353,434
Bangkok Dusit Medical Services PCL NVDR	4,006,900	2,429,106
BTS Group Holdings PCL NVDR	7,949,200	1,851,764
CP ALL PCL NVDR	2,600,900	3,157,141

		13,791,445
UNITED ARAB EMIRATES — 0.26%
DP World Ltd.	62,304	1,057,299
Emirates Telecommunications Group Co. PJSC	369,952	1,767,648
First Gulf Bank PJSC	447,392	1,553,000
National Bank of Abu Dhabi PJSC	865,568	1,932,361

		6,310,308
UNITED KINGDOM — 2.58%
AstraZeneca PLC	29,568	1,692,329
Auto Trader Group PLC[c]	1,000,736	5,062,491
Capita PLC	73,568	1,027,294

Security	Shares	Value
Compass Group PLC	378,752	$6,682,313
Fresnillo PLC	307,296	4,282,477
GlaxoSmithKline PLC	412,544	8,046,024
Inmarsat PLC	386,848	5,280,596
Next PLC	39,424	3,716,778
Randgold Resources Ltd.	122,451	11,066,505
Reckitt Benckiser Group PLC	93,632	8,559,853
Sky PLC	364,672	5,300,598
SSE PLC	58,432	1,127,817
TUI AG	73,568	1,099,061

		62,944,136
UNITED STATES — 57.91%
Abbott Laboratories	344,608	13,350,114
Accenture PLC Class A	24,992	2,505,698
Adobe Systems Inc.[b]	20,416	1,738,422
Alleghany Corp.[b]	16,896	7,839,406
Allergan PLC[b]	4,576	1,327,543
Altria Group Inc.	255,904	15,756,009
American Capital Agency Corp.	469,568	8,485,094
American Tower Corp.	71,456	6,588,243
American Water Works Co. Inc.	107,360	6,959,075
AmerisourceBergen Corp.	241,472	20,916,305
Annaly Capital Management Inc.	1,272,832	12,893,788
Arch Capital Group Ltd.[b]	164,736	11,192,164
AT&T Inc.	766,304	28,314,933
Automatic Data Processing Inc.	422,752	35,802,867
AutoZone Inc.[b]	33,088	25,628,972
AvalonBay Communities Inc.	112,288	19,273,112
Axis Capital Holdings Ltd.	134,816	7,240,967
Baxalta Inc.	37,602	1,448,429
Baxter International Inc.	165,792	6,550,442
Becton Dickinson and Co.	116,864	17,231,597
Berkshire Hathaway Inc. Class Bb	108,416	14,546,175
Bristol-Myers Squibb Co.	244,288	15,128,756
California Resources Corp.	1,504	845
Campbell Soup Co.	102,432	6,325,176
Cardinal Health Inc.	44,704	3,652,317
CH Robinson Worldwide Inc.	24,992	1,745,191
Chipotle Mexican Grill Inc.[b]	14,784	7,527,421
Church & Dwight Co. Inc.	176,000	15,973,760
Cisco Systems Inc.	151,360	3,962,605
Clorox Co. (The)	147,136	18,600,933
Coca-Cola Co. (The)	349,888	15,090,669
Colgate-Palmolive Co.	357,632	23,474,964
Consolidated Edison Inc.	374,880	26,245,349

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Costco Wholesale Corp.	32,384	$4,858,572
CR Bard Inc.	77,440	14,897,907
Crown Castle International Corp.	84,480	7,307,520
CVS Health Corp.	41,536	4,036,053
DaVita HealthCare Partners Inc.[b]	135,520	8,940,254
Dollar General Corp.	81,312	6,037,416
Dollar Tree Inc.[b]	93,280	7,485,720
Dominion Resources Inc./VA	252,032	17,622,077
Duke Energy Corp.	252,384	18,747,084
eBay Inc.[b]	80,960	1,926,848
Ecolab Inc.	21,472	2,201,954
Eli Lilly & Co.	223,168	16,068,096
Equity Residential	101,024	7,525,278
Essex Property Trust Inc.	11,264	2,357,330
Everest Re Group Ltd.	57,728	10,744,913
Eversource Energy	59,840	3,249,312
Express Scripts Holding Co.[b]	102,080	7,184,390
Exxon Mobil Corp.	265,760	21,300,664
Facebook Inc. Class Ab	107,712	11,516,567
Federal Realty Investment Trust	84,480	12,508,109
Gartner Inc.[b]	111,584	9,194,522
General Mills Inc.	599,104	35,257,270
Genuine Parts Co.	29,568	2,665,555
HCP Inc.[a]	115,808	3,425,601
Henry Schein Inc.[b]	111,232	18,403,334
Hershey Co. (The)	108,768	9,885,924
Home Depot Inc. (The)	41,536	5,155,448
Hormel Foods Corp.	114,752	4,878,108
Intel Corp.	60,896	1,801,913
International Business Machines Corp.	64,064	8,394,306
JB Hunt Transport Services Inc.	36,960	2,819,678
JM Smucker Co. (The)	64,416	8,217,549
Johnson & Johnson	336,512	35,404,428
Kellogg Co.	272,448	20,166,601
Kimberly-Clark Corp.	209,792	27,335,898
L Brands Inc.	28,160	2,387,686
Laboratory Corp. of America Holdings[b]	82,720	9,085,965
Lowe’s Companies Inc.	51,040	3,446,731
Markel Corp.[b]	2,464	2,110,933
Marsh & McLennan Companies Inc.	236,544	13,494,835
McCormick & Co. Inc./MD	151,008	14,083,006
McDonald’s Corp.	269,632	31,598,174

Security	Shares	Value
McKesson Corp.	39,424	$6,135,163
Merck & Co. Inc.	319,968	16,065,593
Microsoft Corp.	183,744	9,348,895
Motorola Solutions Inc.	174,240	12,804,898
Newmont Mining Corp.	478,720	12,365,338
NextEra Energy Inc.	28,864	3,256,436
Nordstrom Inc.	40,480	2,077,434
O’Reilly Automotive Inc.[b]	33,792	8,796,733
Occidental Petroleum Corp.	16,008	1,101,671
OGE Energy Corp.	45,408	1,129,751
PartnerRe Ltd.	64,768	9,085,007
Patterson Companies Inc.	109,824	4,770,755
Paychex Inc.	417,824	21,471,975
PayPal Holdings Inc.[b]	81,312	3,101,240
People’s United Financial Inc.	380,160	5,554,138
Pepco Holdings Inc.	149,248	3,907,313
PepsiCo Inc.	233,376	22,828,840
Pfizer Inc.	297,792	8,835,489
PG&E Corp.	288,640	16,374,547
Procter & Gamble Co. (The)	375,936	30,183,901
Public Storage	79,904	19,935,249
QUALCOMM Inc.	69,696	3,539,860
Realty Income Corp.[a]	76,736	4,492,125
RenaissanceRe Holdings Ltd.	58,432	6,614,502
Republic Services Inc.	278,784	12,740,429
Reynolds American Inc.	49,280	2,485,190
Ross Stores Inc.	47,872	2,632,003
SBA Communications Corp. Class Ab	105,952	10,053,785
SCANA Corp.	30,976	2,014,060
Sherwin-Williams Co. (The)	4,224	1,142,592
Simon Property Group Inc.	16,896	3,205,678
Southern Co. (The)	742,368	35,767,290
Starbucks Corp.	162,624	9,466,343
Stericycle Inc.[b]	72,160	8,221,189
Stryker Corp.	82,368	8,226,916
Synopsys Inc.[b]	199,936	8,947,136
Sysco Corp.	55,264	2,438,800
Target Corp.	229,504	18,004,589
TJX Companies Inc. (The)	249,568	18,492,989
Travelers Companies Inc. (The)	92,576	9,953,772
UDR Inc.	205,920	7,069,234
Ulta Salon Cosmetics & Fragrance Inc.[b]	26,752	4,419,163
United Parcel Service Inc. Class B	117,568	11,351,190

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
UnitedHealth Group Inc.	70,752	$8,426,563
Varian Medical Systems Inc.[b]	133,056	10,407,640
Ventas Inc.	89,408	4,977,343
Verizon Communications Inc.	535,040	27,142,579
VF Corp.	23,936	1,558,473
Visa Inc. Class A	108,768	7,873,716
Wal-Mart Stores Inc.	171,424	11,372,268
Waste Management Inc.	333,344	18,617,262
Waters Corp.[b]	17,248	2,075,107
WEC Energy Group Inc.	261,888	14,757,389
Wells Fargo & Co.	104,192	4,888,689
Welltower Inc.	169,664	10,821,170
WR Berkley Corp.	132,000	6,798,000
Xcel Energy Inc.	364,672	14,419,131

		1,413,591,401

TOTAL COMMON STOCKS
(Cost: $2,285,352,607)		2,429,832,687

PREFERRED STOCKS — 0.06%

COLOMBIA — 0.06%
Grupo Aval Acciones y Valores SA	4,351,776	1,468,500

		1,468,500

TOTAL PREFERRED STOCKS
(Cost: $2,244,465)		1,468,500

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	49,556,237	49,556,237
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	2,514,922	2,514,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	1,519,464	1,519,464

		53,590,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,590,623)		53,590,623

Value
TOTAL INVESTMENTS IN SECURITIES — 101.80%
(Cost: $2,341,187,695)	$2,484,891,810
Other Assets, Less Liabilities — (1.80)%	(44,047,893)

NET ASSETS — 100.00%	$2,440,843,917

ADR  —  American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.82%

AIRLINES — 0.18%
Qantas Airways Ltd.	782,891	$2,158,434

		2,158,434
BANKS — 32.65%
Australia & New Zealand Banking Group Ltd.	4,417,934	70,683,410
Bank of Queensland Ltd.	570,479	4,298,752
Bendigo & Adelaide Bank Ltd.	695,364	4,251,441
Commonwealth Bank of Australia	2,594,808	129,993,381
National Australia Bank Ltd.	3,990,679	68,949,785
Westpac Banking Corp.	5,049,543	103,690,788

		381,867,557
BEVERAGES — 1.11%
Coca-Cola Amatil Ltd.	869,559	5,285,412
Treasury Wine Estates Ltd.	1,121,950	7,733,055

		13,018,467
BIOTECHNOLOGY — 4.43%
CSL Ltd.	706,394	51,826,546

		51,826,546
CAPITAL MARKETS — 1.96%
Macquarie Group Ltd.	465,415	21,361,481
Platinum Asset Management Ltd.	356,336	1,511,807

		22,873,288
CHEMICALS — 0.94%
Incitec Pivot Ltd.	2,560,172	5,321,234
Orica Ltd.	562,019	5,720,265

		11,041,499
COMMERCIAL SERVICES & SUPPLIES — 1.83%
Brambles Ltd.	2,399,483	21,405,746

		21,405,746
CONSTRUCTION & ENGINEERING — 0.30%
CIMIC Group Ltd.	154,192	3,475,754

		3,475,754
CONSTRUCTION MATERIALS — 1.14%
Boral Ltd.	1,129,066	4,709,582
James Hardie Industries PLC	675,992	8,647,437

		13,357,019
CONTAINERS & PACKAGING — 1.51%
Amcor Ltd./Australia	1,760,434	17,616,034

		17,616,034
DIVERSIFIED FINANCIAL SERVICES — 1.15%
ASX Ltd.	294,398	8,837,807

Security	Shares	Value
Challenger Ltd./Australia	868,424	$4,664,444

		13,502,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.72%
Telstra Corp. Ltd.	6,502,608	24,383,561
TPG Telecom Ltd.	449,408	3,370,392
Vocus Communications Ltd.	686,544	4,020,985

		31,774,938
ELECTRIC UTILITIES — 0.24%
AusNet Services	2,663,648	2,787,178

		2,787,178
FOOD & STAPLES RETAILING — 6.79%
Wesfarmers Ltd.	1,711,304	47,779,663
Woolworths Ltd.	1,931,380	31,590,279

		79,369,942
GAS UTILITIES — 0.90%
APA Group	1,691,888	10,537,518

		10,537,518
HEALTH CARE EQUIPMENT & SUPPLIES — 0.54%
Cochlear Ltd.	86,843	6,357,210

		6,357,210
HEALTH CARE PROVIDERS & SERVICES — 1.94%
Healthscope Ltd.	2,633,643	4,665,077
Ramsay Health Care Ltd.	215,152	10,179,254
Sonic Healthcare Ltd.	595,924	7,823,240

		22,667,571
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aristocrat Leisure Ltd.	822,144	5,872,163
Crown Resorts Ltd.	552,944	4,589,206
Flight Centre Travel Group Ltd.[a]	84,219	2,490,352
Tabcorp Holdings Ltd.	1,265,461	3,886,579
Tatts Group Ltd.	2,226,631	6,186,544

		23,024,844
INSURANCE — 5.96%
AMP Ltd.	4,495,908	17,083,596
Insurance Australia Group Ltd.	3,696,769	13,650,957
Medibank Pvt Ltd.	4,186,309	7,534,979
QBE Insurance Group Ltd.	2,083,908	15,732,719
Suncorp Group Ltd.	1,955,926	15,646,626

		69,648,877
IT SERVICES — 0.40%
Computershare Ltd.	712,385	4,630,271

		4,630,271

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Security	Shares	Value
MEDIA — 0.25%
REA Group Ltd.	79,993	$2,968,163

		2,968,163
METALS & MINING — 8.97%
Alumina Ltd.	3,934,492	3,779,734
BHP Billiton Ltd.	4,880,577	54,276,275
Fortescue Metals Group Ltd.[a]	2,361,300	3,440,579
Iluka Resources Ltd.	635,778	3,056,123
Newcrest Mining Ltd.[b]	1,165,496	14,567,972
Rio Tinto Ltd.	644,722	18,548,645
South32 Ltd.[b]	8,088,931	7,221,899

		104,891,227
MULTI-UTILITIES — 1.64%
AGL Energy Ltd.	1,025,964	13,439,456
DUET Group	3,525,940	5,716,774

		19,156,230
MULTILINE RETAIL — 0.25%
Harvey Norman Holdings Ltd.	843,768	2,880,721

		2,880,721
OIL, GAS & CONSUMABLE FUELS — 4.74%
Caltex Australia Ltd.	409,950	10,699,160
Oil Search Ltd.	2,082,731	9,937,106
Origin Energy Ltd.	2,657,746	8,409,447
Santos Ltd.	2,547,481	6,022,672
Woodside Petroleum Ltd.	1,126,892	20,403,774

		55,472,159
PROFESSIONAL SERVICES — 0.47%
Seek Ltd.	496,655	5,505,500

		5,505,500
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.07%
Dexus Property Group	1,469,679	7,904,378
Goodman Group	2,691,797	12,477,778
GPT Group (The)	2,724,878	9,575,521
Mirvac Group	5,626,808	7,354,674
Scentre Group	8,091,117	25,254,581
Stockland	3,609,858	10,751,682
Vicinity Centres	5,118,097	11,368,919
Westfield Corp.	3,000,309	21,429,707

		106,117,240
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
LendLease Group	838,330	7,802,067

		7,802,067
ROAD & RAIL — 1.31%
Asciano Ltd.	963,227	6,102,426

Security	Shares	Value
Aurizon Holdings Ltd.	3,187,219	$9,265,238

		15,367,664
TRANSPORTATION INFRASTRUCTURE — 2.79%
Sydney Airport	1,660,882	7,651,538
Transurban Group	3,083,004	24,993,104

		32,644,642

TOTAL COMMON STOCKS
(Cost: $1,642,633,259)		1,155,746,557

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	5,843,334	5,843,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	296,542	296,542
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	416,855	416,855

		6,556,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,556,731)		6,556,731

TOTAL INVESTMENTS IN SECURITIES — 99.38%
(Cost: $1,649,189,990)		1,162,303,288
Other Assets, Less Liabilities — 0.62%		7,240,537

NET ASSETS — 100.00%		$1,169,543,825

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	159	Mar. 2016	Sydney Futures	$13,837,987	$5,518

See notes to financial statements.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 0.45%
Bombardier Inc. Class Ba	3,825,039	$2,993,165
CAE Inc.	531,548	5,854,640

		8,847,805
AUTO COMPONENTS — 1.78%
Linamar Corp.	96,682	4,218,150
Magna International Inc. Class A	799,421	30,983,023

		35,201,173
BANKS — 26.72%
Bank of Montreal	1,269,543	69,962,635
Bank of Nova Scotia (The)	2,378,385	96,146,731
Canadian Imperial Bank of Commerce/Canada	784,963	52,124,186
National Bank of Canada	677,077	18,423,932
Royal Bank of Canada	2,934,766	149,641,435
Toronto-Dominion Bank (The)	3,663,364	141,791,063

		528,089,982
CAPITAL MARKETS — 0.78%
CI Financial Corp.	465,663	10,302,613
IGM Financial Inc.	195,271	5,176,570

		15,479,183
CHEMICALS — 2.83%
Agrium Inc.	259,478	22,317,866
Methanex Corp.[b]	178,264	5,632,437
Potash Corp. of Saskatchewan Inc.	1,651,167	27,950,140

		55,900,443
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Progressive Waste Solutions Ltd.	212,960	6,356,100

		6,356,100
CONSTRUCTION & ENGINEERING — 0.47%
SNC-Lavalin Group Inc.	296,197	9,286,495

		9,286,495
CONTAINERS & PACKAGING — 0.42%
CCL Industries Inc. Class B	54,835	8,377,052

		8,377,052
DIVERSIFIED FINANCIAL SERVICES — 0.90%
Element Financial Corp.	760,776	8,048,073
Onex Corp.	167,322	9,832,298

		17,880,371

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.20%
BCE Inc.	284,382	$12,268,776
TELUS Corp.	393,004	11,433,846

		23,702,622
ELECTRIC UTILITIES — 0.77%
Fortis Inc./Canada	552,388	15,296,083

		15,296,083
FOOD & STAPLES RETAILING — 4.67%
Alimentation Couche-Tard Inc. Class B	828,355	37,436,803
Empire Co. Ltd. Class A	328,056	6,340,253
George Weston Ltd.	100,917	8,206,118
Jean Coutu Group PJC Inc. (The) Class A	165,068	2,485,890
Loblaw Companies Ltd.	447,953	22,728,340
Metro Inc.	475,655	15,183,318

		92,380,722
FOOD PRODUCTS — 0.74%
Saputo Inc.	503,678	14,650,017

		14,650,017
HOTELS, RESTAURANTS & LEISURE — 0.71%
Restaurant Brands International Inc.	400,075	14,023,004

		14,023,004
INSURANCE — 8.87%
Fairfax Financial Holdings Ltd.	43,529	22,985,279
Great-West Lifeco Inc.	588,692	15,210,557
Industrial Alliance Insurance & Financial Services Inc.	201,072	5,398,633
Intact Financial Corp.	259,937	16,166,907
Manulife Financial Corp.	3,897,904	52,112,093
Power Corp. of Canada	737,547	16,007,590
Power Financial Corp.	493,578	11,488,642
Sun Life Financial Inc.	1,207,671	35,964,453

		175,334,154
IT SERVICES — 0.92%
CGI Group Inc. Class Aa	435,919	18,217,462

		18,217,462
MEDIA — 1.97%
Shaw Communications Inc. Class B	801,154	13,857,255
Thomson Reuters Corp.	682,981	24,992,890

		38,850,145

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
METALS & MINING — 6.86%
Agnico Eagle Mines Ltd.	432,100	$15,186,978
Barrick Gold Corp.	2,307,140	32,019,956
Eldorado Gold Corp.	1,213,352	3,627,695
First Quantum Minerals Ltd.	1,365,162	4,968,440
Franco-Nevada Corp.	347,155	20,694,497
Goldcorp Inc.	1,647,169	23,638,687
Kinross Gold Corp.[a]	2,274,382	6,648,865
Silver Wheaton Corp.	806,225	12,701,049
Teck Resources Ltd. Class Bb	1,122,841	6,490,363
Turquoise Hill Resources Ltd.[a]	1,990,055	4,392,636
Yamana Gold Inc.	1,879,698	5,314,664

		135,683,830
MULTI-UTILITIES — 0.50%
Atco Ltd./Canada Class I	150,902	3,995,906
Canadian Utilities Ltd. Class A	244,882	5,884,327

		9,880,233
MULTILINE RETAIL — 1.39%
Canadian Tire Corp. Ltd. Class A	141,454	13,736,054
Dollarama Inc.	236,630	13,758,290

		27,494,344
OIL, GAS & CONSUMABLE FUELS — 20.14%
AltaGas Ltd.	288,380	6,848,652
ARC Resources Ltd.	680,275	9,014,422
Cameco Corp.	783,299	9,471,754
Canadian Natural Resources Ltd.	2,163,744	45,172,509
Cenovus Energy Inc.	1,648,381	18,837,249
Crescent Point Energy Corp.	996,227	12,127,405
Enbridge Inc.	1,809,832	63,850,488
Encana Corp.	1,668,272	7,204,630
Husky Energy Inc.	700,467	7,627,261
Imperial Oil Ltd.	586,754	18,708,036
Inter Pipeline Ltd.	665,048	12,185,510
Keyera Corp.	337,222	9,337,958
Pembina Pipeline Corp.	729,573	18,166,615
Peyto Exploration & Development Corp.	298,958	6,144,242
PrairieSky Royalty Ltd.	356,884	5,804,041
Seven Generations Energy Ltd.[a]	323,767	3,711,872
Suncor Energy Inc.	3,126,003	76,338,535
Tourmaline Oil Corp.[a]	371,216	6,837,324
TransCanada Corp.	1,401,089	51,353,956
Veresen Inc.	581,589	3,413,283
Vermilion Energy Inc.	218,607	5,938,829

		398,094,571

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.21%
West Fraser Timber Co. Ltd.	135,144	$4,173,242

		4,173,242
PHARMACEUTICALS — 2.26%
Valeant Pharmaceuticals International Inc.[a]	640,499	44,677,950

		44,677,950
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.64%
H&R REIT	268,847	3,727,260
RioCan REIT	309,651	5,861,104
Smart REIT	126,517	3,005,550

		12,593,914
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.86%
Brookfield Asset Management Inc. Class A	1,742,195	53,413,080
First Capital Realty Inc.	221,658	3,207,218

		56,620,298
ROAD & RAIL — 6.38%
Canadian National Railway Co.	1,572,263	91,229,789
Canadian Pacific Railway Ltd.	287,245	34,965,176

		126,194,965
SOFTWARE — 1.40%
Constellation Software Inc./Canada	37,685	15,704,958
Open Text Corp.	239,877	11,912,392

		27,617,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.39%
BlackBerry Ltd.[a,b]	985,523	7,682,801

		7,682,801
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Gildan Activewear Inc.	456,660	11,792,387

		11,792,387
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Finning International Inc.	336,819	4,657,183

		4,657,183
WIRELESS TELECOMMUNICATION SERVICES — 1.34%
Rogers Communications Inc. Class B	715,271	26,443,800

		26,443,800

TOTAL COMMON STOCKS
(Cost: $2,841,217,138)		1,971,479,681

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	8,779,191	$8,779,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	445,534	445,534
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	1,474,927	1,474,927

		10,699,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,699,652)		10,699,652

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $2,851,916,790)		1,982,179,333
Other Assets, Less Liabilities — (0.27)%		(5,409,065)

NET ASSETS — 100.00%		$1,976,770,268

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	43	Mar. 2016	Montreal	$4,786,313	$138,518

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.64%

AIR FREIGHT & LOGISTICS — 0.31%
Yamato Holdings Co. Ltd.	2,666,000	$54,075,809

		54,075,809
AIRLINES — 0.29%
ANA Holdings Inc.	7,998,000	22,624,686
Japan Airlines Co. Ltd.	799,800	28,626,285

		51,250,971
AUTO COMPONENTS — 3.27%
Aisin Seiki Co. Ltd.	1,303,100	52,181,723
Bridgestone Corp.	4,532,200	158,722,362
Denso Corp.	3,465,800	128,560,838
Koito Manufacturing Co. Ltd.	799,800	35,251,429
NGK Spark Plug Co. Ltd.	1,066,400	19,925,029
NHK Spring Co. Ltd.	1,066,400	9,740,495
NOK Corp.	799,800	12,903,086
Stanley Electric Co. Ltd.	864,600	19,195,460
Sumitomo Electric Industries Ltd.	5,065,400	60,762,362
Sumitomo Rubber Industries Ltd.	1,333,000	19,060,571
Toyoda Gosei Co. Ltd.	533,200	10,198,705
Toyota Industries Corp.	1,066,400	44,876,190
Yokohama Rubber Co. Ltd. (The)	114,000	1,818,950

		573,197,200
AUTOMOBILES — 10.04%
Daihatsu Motor Co. Ltd.[a]	1,066,400	14,813,867
Fuji Heavy Industries Ltd.	3,999,000	130,944,000
Honda Motor Co. Ltd.	11,197,200	286,390,400
Isuzu Motors Ltd.	3,999,000	40,034,286
Mazda Motor Corp.	3,732,400	52,013,867
Mitsubishi Motors Corp.	3,999,000	28,484,571
Nissan Motor Co. Ltd.	16,529,200	150,025,828
Suzuki Motor Corp.	2,666,000	66,735,619
Toyota Motor Corp.	18,395,400	961,042,514
Yamaha Motor Co. Ltd.	1,866,200	27,809,067

		1,758,294,019
BANKS — 7.38%
Aozora Bank Ltd.	7,998,000	26,004,571
Bank of Kyoto Ltd. (The)	2,666,000	16,698,667
Bank of Yokohama Ltd. (The)	7,998,000	36,243,429
Chiba Bank Ltd. (The)	5,332,000	24,988,952
Chugoku Bank Ltd. (The)	533,200	5,621,333

Security	Shares	Value
Fukuoka Financial Group Inc.	5,332,000	$16,911,238
Gunma Bank Ltd. (The)	2,666,000	11,715,048
Hachijuni Bank Ltd. (The)	2,666,000	12,234,667
Hiroshima Bank Ltd. (The)	2,666,000	9,943,619
Hokuhoku Financial Group Inc.	7,998,000	11,904,000
Iyo Bank Ltd. (The)	2,132,800	14,757,181
Japan Post Bank Co. Ltd.[b]	2,666,000	28,909,714
Joyo Bank Ltd. (The)	5,332,000	18,470,095
Kyushu Financial Group Inc.[b]	2,399,500	13,966,525
Mitsubishi UFJ Financial Group Inc.	86,378,480	372,374,471
Mizuho Financial Group Inc.	157,027,480	231,072,110
Resona Holdings Inc.	14,663,000	51,312,381
Seven Bank Ltd.	3,732,400	15,938,133
Shinsei Bank Ltd.	10,664,000	12,659,810
Shizuoka Bank Ltd. (The)	3,422,000	25,041,612
Sumitomo Mitsui Financial Group Inc.	8,531,200	239,138,133
Sumitomo Mitsui Trust Holdings Inc.	23,994,320	69,873,160
Suruga Bank Ltd.	1,599,600	25,621,943
Yamaguchi Financial Group Inc.	138,000	1,299,615

		1,292,700,407
BEVERAGES — 1.06%
Asahi Group Holdings Ltd.	2,666,000	78,320,762
Kirin Holdings Co. Ltd.	5,598,600	73,755,200
Suntory Beverage & Food Ltd.	799,800	33,905,143

		185,981,105
BUILDING PRODUCTS — 1.27%
Asahi Glass Co. Ltd.	7,998,000	38,758,857
Daikin Industries Ltd.	1,599,600	107,348,571
LIXIL Group Corp.	1,866,200	38,324,267
TOTO Ltd.	1,333,000	38,321,905

		222,753,600
CAPITAL MARKETS — 1.02%
Daiwa Securities Group Inc.	10,664,000	62,987,276
Nomura Holdings Inc.	24,043,000	101,390,635
SBI Holdings Inc./Japan	1,599,610	14,596,663

		178,974,574
CHEMICALS — 3.57%
Air Water Inc.	143,000	2,023,220
Asahi Kasei Corp.	7,998,000	45,228,114
Daicel Corp.	2,666,000	34,035,048

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Hitachi Chemical Co. Ltd.	799,800	$13,030,629
JSR Corp.	1,333,000	18,694,476
Kaneka Corp.	2,666,000	19,981,714
Kansai Paint Co. Ltd.	723,200	9,924,579
Kuraray Co. Ltd.	2,399,400	26,231,314
Mitsubishi Chemical Holdings Corp.	9,064,400	45,709,471
Mitsubishi Gas Chemical Co. Inc.	2,666,000	12,447,238
Mitsui Chemicals Inc.	5,332,000	17,430,857
Nippon Paint Holdings Co. Ltd.	973,400	19,498,183
Nitto Denko Corp.	1,066,400	56,458,971
Shin-Etsu Chemical Co. Ltd.	2,932,600	147,208,076
Sumitomo Chemical Co. Ltd.	10,664,000	46,671,238
Taiyo Nippon Sanso Corp.	888,800	8,078,926
Teijin Ltd.	5,332,000	17,194,667
Toray Industries Inc.	10,664,000	85,293,105

		625,139,826
COMMERCIAL SERVICES & SUPPLIES — 1.21%
Dai Nippon Printing Co. Ltd.	2,666,000	22,934,095
Park24 Co. Ltd.	799,800	20,931,200
Secom Co. Ltd.	1,333,000	94,936,762
Sohgo Security Services Co. Ltd.	533,200	27,634,286
Toppan Printing Co. Ltd.	5,332,000	45,017,905

		211,454,248
CONSTRUCTION & ENGINEERING — 1.05%
JGC Corp.	950,000	14,955,924
Kajima Corp.	5,332,000	30,610,286
Obayashi Corp.	5,332,000	48,608,000
Shimizu Corp.	5,332,000	40,530,286
Taisei Corp.	7,998,000	48,466,286

		183,170,782
CONSTRUCTION MATERIALS — 0.10%
Taiheiyo Cement Corp.	7,998,000	17,005,714

		17,005,714
CONSUMER FINANCE — 0.27%
Acom Co. Ltd.[a,b]	2,399,400	10,692,343
AEON Financial Service Co. Ltd.	799,870	17,871,735
Credit Saison Co. Ltd.	1,066,400	18,063,848

		46,627,926

Security	Shares	Value
CONTAINERS & PACKAGING — 0.10%
Toyo Seikan Group Holdings Ltd.	1,066,400	$18,129,981

		18,129,981
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	533,200	16,202,667

		16,202,667
DIVERSIFIED FINANCIAL SERVICES — 1.11%
Japan Exchange Group Inc.	3,732,400	57,899,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,999,000	17,253,714
ORIX Corp.	9,064,400	118,610,134

		193,763,581
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
Nippon Telegraph & Telephone Corp.	4,798,800	204,323,657

		204,323,657
ELECTRIC UTILITIES — 1.66%
Chubu Electric Power Co. Inc.	4,532,200	59,746,743
Chugoku Electric Power Co. Inc. (The)	2,132,800	28,494,019
Hokuriku Electric Power Co.	1,066,400	15,890,895
Kansai Electric Power Co. Inc. (The)[b]	4,798,800	52,717,714
Kyushu Electric Power Co. Inc.[b]	2,932,600	29,488,381
Shikoku Electric Power Co. Inc.	1,066,400	15,305,143
Tohoku Electric Power Co. Inc.	3,199,200	40,870,400
Tokyo Electric Power Co. Inc.[b]	9,331,000	47,285,334

		289,798,629
ELECTRICAL EQUIPMENT — 1.50%
Fuji Electric Co. Ltd.	2,666,000	9,140,572
Mabuchi Motor Co. Ltd.	533,200	23,406,476
Mitsubishi Electric Corp.	13,330,000	135,100,952
Nidec Corp.	1,406,000	94,256,496

		261,904,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.42%
Alps Electric Co. Ltd.	1,066,400	17,534,781
Citizen Holdings Co. Ltd.	1,866,200	10,250,667
Hamamatsu Photonics KK	1,066,400	26,179,352
Hirose Electric Co. Ltd.	266,660	30,097,439
Hitachi High-Technologies Corp.	533,200	14,171,429

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Hitachi Ltd.	31,992,000	$135,450,514
Keyence Corp.	293,026	151,633,654
Kyocera Corp.	2,132,800	93,947,124
Murata Manufacturing Co. Ltd.	1,334,800	160,412,509
Nippon Electric Glass Co. Ltd.	2,666,500	12,685,807
Omron Corp.	1,333,000	35,227,809
Shimadzu Corp.	637,000	9,932,403
TDK Corp.	799,800	41,734,857
Yaskawa Electric Corp.	1,599,600	19,202,286
Yokogawa Electric Corp.	1,599,600	15,446,857

		773,907,488
FOOD & STAPLES RETAILING — 1.85%
Aeon Co. Ltd.	4,265,600	55,929,905
FamilyMart Co. Ltd.	533,200	25,603,047
Lawson Inc.	533,200	41,097,143
Seven & I Holdings Co. Ltd.	5,065,480	201,721,662

		324,351,757
FOOD PRODUCTS — 1.74%
Ajinomoto Co. Inc.	3,548,000	86,959,398
Calbee Inc.	533,200	21,587,810
Kikkoman Corp.	773,000	25,441,373
MEIJI Holdings Co. Ltd.	831,756	66,761,545
NH Foods Ltd.	551,000	11,593,577
Nisshin Seifun Group Inc.	1,433,875	23,437,425
Nissin Foods Holdings Co. Ltd.	533,200	24,469,333
Toyo Suisan Kaisha Ltd.	461,000	16,520,443
Yakult Honsha Co. Ltd.	533,200	25,461,333
Yamazaki Baking Co. Ltd.	128,000	2,423,353

		304,655,590
GAS UTILITIES — 0.82%
Osaka Gas Co. Ltd.	13,330,000	50,804,571
Toho Gas Co. Ltd.	2,666,000	18,588,191
Tokyo Gas Co. Ltd.	15,996,000	73,847,314

		143,240,076
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
Hoya Corp.	2,932,600	106,002,286
Olympus Corp.	1,622,800	59,233,099
Sysmex Corp.	1,066,400	66,133,333
Terumo Corp.	2,132,800	72,935,619

		304,304,337
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Alfresa Holdings Corp.	1,066,400	19,310,934
Medipal Holdings Corp.	1,066,400	16,363,276
Miraca Holdings Inc.	533,200	22,957,714

Security	Shares	Value
Suzuken Co. Ltd./Aichi Japan	533,240	$17,361,302

		75,993,226
HEALTH CARE TECHNOLOGY — 0.18%
M3 Inc.	1,333,000	31,755,809

		31,755,809
HOTELS, RESTAURANTS & LEISURE — 0.59%
McDonald’s Holdings Co. Japan Ltd.[a]	533,200	12,414,171
Oriental Land Co. Ltd./Japan	1,333,000	91,275,810

		103,689,981
HOUSEHOLD DURABLES — 2.84%
Casio Computer Co. Ltd.[a]	1,333,000	24,552,000
Iida Group Holdings Co. Ltd.	1,066,480	19,529,694
Nikon Corp.	2,132,800	32,443,124
Panasonic Corp.	14,929,615	126,222,207
Rinnai Corp.	266,600	22,934,095
Sekisui Chemical Co. Ltd.	2,673,000	29,625,010
Sekisui House Ltd.	3,732,400	60,809,600
Sony Corp.	8,531,200	180,411,733

		496,527,463
HOUSEHOLD PRODUCTS — 0.30%
Unicharm Corp.	2,399,400	52,207,543

		52,207,543
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
Electric Power Development Co. Ltd.	799,800	24,693,714

		24,693,714
INDUSTRIAL CONGLOMERATES — 0.43%
Keihan Electric Railway Co. Ltd.	2,666,000	18,470,095
Seibu Holdings Inc.	799,800	15,737,372
Toshiba Corp.[b]	26,660,000	41,286,095

		75,493,562
INSURANCE — 2.86%
Dai-ichi Life Insurance Co. Ltd. (The)	7,198,200	87,239,314
Japan Post Holdings Co. Ltd.[b]	2,932,600	37,334,629
MS&AD Insurance Group Holdings Inc.	3,465,840	94,356,822
Sompo Japan Nipponkoa Holdings Inc.	2,260,050	65,073,422
Sony Financial Holdings Inc.	1,333,000	18,600,000
T&D Holdings Inc.	3,999,000	39,449,714

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Tokio Marine Holdings Inc.	4,532,200	$158,039,772

		500,093,673
INTERNET & CATALOG RETAIL — 0.33%
Rakuten Inc.	6,131,800	58,289,448

		58,289,448
INTERNET SOFTWARE & SERVICES — 0.36%
Kakaku.com Inc.	1,066,400	18,753,524
Mixi Inc.	266,600	8,939,810
Yahoo Japan Corp.	8,797,800	34,684,571

		62,377,905
IT SERVICES — 0.96%
Fujitsu Ltd.	13,330,000	48,785,143
Itochu Techno-Solutions Corp.	533,200	10,671,086
Nomura Research Institute Ltd.	838,940	28,652,170
NTT Data Corp.	799,800	40,034,286
Obic Co. Ltd.	533,200	26,500,571
Otsuka Corp.	266,600	13,179,428

		167,822,684
LEISURE PRODUCTS — 0.93%
Bandai Namco Holdings Inc.	1,333,098	26,561,572
Sankyo Co. Ltd.	266,600	9,790,095
Sega Sammy Holdings Inc.	1,333,000	14,100,572
Shimano Inc.	533,200	83,422,476
Yamaha Corp.	1,066,400	29,760,000

		163,634,715
MACHINERY — 4.92%
Amada Holdings Co. Ltd.	2,666,000	24,729,143
FANUC Corp.	1,333,000	196,038,095
Hino Motors Ltd.	1,866,200	18,848,000
Hitachi Construction Machinery Co. Ltd.	799,800	11,117,486
Hoshizaki Electric Co. Ltd.	266,600	20,643,048
IHI Corp.	7,998,000	14,242,286
JTEKT Corp.	1,599,600	21,866,514
Kawasaki Heavy Industries Ltd.	10,664,000	28,909,714
Komatsu Ltd.	6,131,800	93,355,467
Kubota Corp.	7,998,000	102,494,857
Kurita Water Industries Ltd.	799,800	17,430,857
Makita Corp.	799,800	46,978,286
Minebea Co. Ltd.	2,666,000	19,603,810
Mitsubishi Heavy Industries Ltd.	21,328,000	75,958,857
Nabtesco Corp.	799,800	15,298,057
NGK Insulators Ltd.	1,367,000	24,342,591

Security	Shares	Value
NSK Ltd.	3,199,200	$29,221,486
SMC Corp./Japan	328,000	75,930,365
Sumitomo Heavy Industries Ltd.	2,666,000	11,006,476
THK Co. Ltd.	800,400	13,636,050

		861,651,445
MARINE — 0.20%
Mitsui OSK Lines Ltd.	7,998,000	14,950,857
Nippon Yusen KK	10,664,000	19,651,048

		34,601,905
MEDIA — 0.59%
Dentsu Inc.	1,333,000	62,000,000
Hakuhodo DY Holdings Inc.	1,866,200	21,096,533
Toho Co. Ltd./Tokyo	799,800	19,577,829

		102,674,362
METALS & MINING — 1.24%
Hitachi Metals Ltd.	592,000	6,304,177
JFE Holdings Inc.	3,465,850	41,513,437
Kobe Steel Ltd.	21,328,000	16,438,857
Maruichi Steel Tube Ltd.	266,600	7,251,048
Mitsubishi Materials Corp.	7,998,000	22,532,571
Nippon Steel & Sumitomo Metal Corp.	5,332,070	92,115,495
Sumitomo Metal Mining Co. Ltd.	2,954,000	31,731,783

		217,887,368
MULTILINE RETAIL — 0.85%
Don Quijote Holdings Co. Ltd.	799,800	26,748,571
Isetan Mitsukoshi Holdings Ltd.	2,399,460	27,890,069
J Front Retailing Co. Ltd.	1,599,600	18,649,600
Marui Group Co. Ltd.	1,599,600	21,923,200
Ryohin Keikaku Co. Ltd.	161,000	32,791,938
Takashimaya Co. Ltd.	2,666,000	21,328,000

		149,331,378
OIL, GAS & CONSUMABLE FUELS — 0.83%
Idemitsu Kosan Co. Ltd.	799,800	12,130,743
INPEX Corp.	6,398,400	46,283,886
JX Holdings Inc.	14,663,095	57,041,550
Showa Shell Sekiyu KK	1,333,000	10,439,619
TonenGeneral Sekiyu KK	2,666,000	20,265,143

		146,160,941
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	5,332,000	20,170,667

		20,170,667

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 1.43%
Kao Corp.	3,465,800	$174,986,438
Kose Corp.	266,600	22,934,095
Shiseido Co. Ltd.	2,399,400	52,271,315

		250,191,848
PHARMACEUTICALS — 6.39%
Astellas Pharma Inc.	13,596,650	195,623,119
Chugai Pharmaceutical Co. Ltd.	1,599,600	47,474,286
Daiichi Sankyo Co. Ltd.	4,265,669	89,035,802
Eisai Co. Ltd.	1,616,000	99,615,752
Hisamitsu Pharmaceutical Co. Inc.	266,600	11,632,381
Kyowa Hakko Kirin Co. Ltd.	2,666,000	39,750,857
Mitsubishi Tanabe Pharma Corp.	1,333,000	23,937,905
Ono Pharmaceutical Co. Ltd.	533,200	98,798,476
Otsuka Holdings Co. Ltd.	2,666,000	94,169,143
Santen Pharmaceutical Co. Ltd.	2,666,000	40,931,810
Shionogi & Co. Ltd.	2,132,800	91,358,476
Sumitomo Dainippon Pharma Co. Ltd.	1,066,400	12,111,848
Taisho Pharmaceutical Holdings Co. Ltd.	266,600	21,044,571
Takeda Pharmaceutical Co. Ltd.	5,332,000	253,715,809

		1,119,200,235
PROFESSIONAL SERVICES — 0.14%
Recruit Holdings Co. Ltd.	799,800	23,737,143

		23,737,143
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.40%
Japan Prime Realty Investment Corp.	5,332	21,894,857
Japan Real Estate Investment Corp.	7,998	48,253,714
Japan Retail Fund Investment Corp.	16,006	36,471,701
Nippon Building Fund Inc.	10,664	63,204,572
Nippon Prologis REIT Inc.	8,022	17,014,102
Nomura Real Estate Master Fund Inc.	23,994	33,288,686
United Urban Investment Corp.	15,996	25,140,114

		245,267,746

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.66%
Aeon Mall Co. Ltd.	799,800	$11,337,143
Daito Trust Construction Co. Ltd.	533,200	72,179,809
Daiwa House Industry Co. Ltd.	3,999,000	109,474,286
Hulic Co. Ltd.	2,132,800	18,914,133
Mitsubishi Estate Co. Ltd.	8,304,000	154,014,830
Mitsui Fudosan Co. Ltd.	6,119,000	142,193,905
Nomura Real Estate Holdings Inc.	799,800	14,320,229
NTT Urban Development Corp.	799,800	7,808,457
Sumitomo Realty & Development Co. Ltd.	2,666,000	73,313,524
Tokyo Tatemono Co. Ltd.	1,270,500	14,666,326
Tokyu Fudosan Holdings Corp.	3,465,800	21,923,200

		640,145,842
ROAD & RAIL — 4.70%
Central Japan Railway Co.	1,066,400	190,983,619
East Japan Railway Co.	2,260,600	198,592,333
Hankyu Hanshin Holdings Inc.	7,998,000	51,229,714
Keikyu Corp.	2,670,000	23,678,140
Keio Corp.	5,332,000	48,985,905
Keisei Electric Railway Co. Ltd.	710,000	9,768,594
Kintetsu Group Holdings Co. Ltd.	10,931,000	46,871,353
Nagoya Railroad Co. Ltd.	5,332,000	25,508,571
Nippon Express Co. Ltd.	5,332,000	23,619,048
Odakyu Electric Railway Co. Ltd.	2,906,000	33,468,881
Tobu Railway Co. Ltd.	7,998,000	41,664,000
Tokyu Corp.	7,998,000	66,960,000
West Japan Railway Co.	1,066,400	62,429,867

		823,760,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Rohm Co. Ltd.	799,800	34,153,143
Tokyo Electron Ltd.	1,079,052	65,139,848

		99,292,991
SOFTWARE — 1.10%
GungHo Online Entertainment Inc.[a]	2,666,000	6,353,524
Konami Holdings Corp.	799,800	19,407,771
Nexon Co. Ltd.	799,800	12,003,200
Nintendo Co. Ltd.	799,800	112,060,572

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Oracle Corp. Japan	266,600	$13,037,714
Trend Micro Inc./Japan	799,800	29,122,286

		191,985,067
SPECIALTY RETAIL — 1.32%
ABC-Mart Inc.	266,600	15,328,762
Fast Retailing Co. Ltd.	342,400	95,068,137
Hikari Tsushin Inc.	6,900	487,203
Nitori Holdings Co. Ltd.	533,200	40,955,428
Sanrio Co. Ltd.[a]	267,400	5,233,104
Shimamura Co. Ltd.	266,600	29,476,571
USS Co. Ltd.	1,599,600	25,182,629
Yamada Denki Co. Ltd.	3,999,000	19,627,429

		231,359,263
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.76%
Brother Industries Ltd.	1,599,600	17,487,543
Canon Inc.	7,198,250	201,710,430
FUJIFILM Holdings Corp.	3,199,200	119,946,971
Konica Minolta Inc.	3,199,200	26,840,686
NEC Corp.	17,087,000	43,294,635
Ricoh Co. Ltd.	4,532,200	44,769,905
Seiko Epson Corp.	1,866,200	30,041,067

		484,091,237
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
ASICS Corp.	1,066,400	19,424,305

		19,424,305
TOBACCO — 1.70%
Japan Tobacco Inc.	7,464,800	296,938,667

		296,938,667
TRADING COMPANIES & DISTRIBUTORS — 3.21%
ITOCHU Corp.	10,664,000	125,700,571
Marubeni Corp.	10,930,600	54,752,259
Mitsubishi Corp.	9,331,000	149,378,667
Mitsui & Co. Ltd.	11,463,800	132,182,819
Sumitomo Corp.	7,464,800	73,474,133
Toyota Tsusho Corp.	1,333,000	26,937,524

		562,425,973
TRANSPORTATION INFRASTRUCTURE — 0.22%
Japan Airport Terminal Co. Ltd.[a]	266,600	9,364,952
Kamigumi Co. Ltd.	2,666,000	24,988,953
Mitsubishi Logistics Corp.	260,000	3,356,102

		37,710,007

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.79%
KDDI Corp.	11,730,400	$299,092,724
NTT DOCOMO Inc.	9,331,000	218,364,000
SoftBank Group Corp.	6,507,500	321,353,754

		838,810,478

TOTAL COMMON STOCKS
(Cost: $20,460,683,917)		17,444,607,056

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	44,863,463	44,863,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	2,276,769	2,276,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	5,908,834	5,908,834

		53,049,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,049,066)		53,049,066

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $20,513,732,983)		17,497,656,122
Other Assets, Less Liabilities — 0.06%		9,665,824

NET ASSETS — 100.00%		$17,507,321,946

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	523	Mar. 2016	Osaka Securities	$59,678,760	$(7,608,913)

See notes to financial statements.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AIRLINES — 1.20%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	3,502,600	$6,884,361
Grupo Aeromexico SAB de CVa,b	3,091,736	6,558,849

		13,443,210
BANKS — 12.26%
Banregio Grupo Financiero SAB de CVb	1,746,800	8,816,574
Grupo Financiero Banorte SAB de CV	15,438,478	78,203,868
Grupo Financiero Inbursa SAB de CV Series O	16,208,992	29,017,922
Grupo Financiero Santander Mexico SAB de CV Series B	12,889,850	20,709,849

		136,748,213
BEVERAGES — 13.25%
Arca Continental SAB de CV	2,873,529	17,569,722
Coca-Cola Femsa SAB de CV Series Lb	2,460,258	18,104,735
Fomento Economico Mexicano SAB de CV	11,628,310	109,236,808
Organizacion Cultiba SAB de CVb	2,286,000	2,815,950

		147,727,215
BUILDING PRODUCTS — 0.11%
Elementia SAB de CVa,c	1,074,000	1,216,096
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	16

		1,216,112
CAPITAL MARKETS — 0.35%
Grupo Financiero Interacciones SA de CV Series O	743,100	3,872,238

		3,872,238
CHEMICALS — 1.42%
Mexichem SAB de CV	7,547,474	15,848,569

		15,848,569
CONSTRUCTION & ENGINEERING — 0.16%
Empresas ICA SAB de CVa,b	7,402,588	1,747,612

		1,747,612

Security	Shares	Value
CONSTRUCTION MATERIALS — 3.90%
Cemex SAB de CV CPO[a]	78,722,404	$43,524,301

		43,524,301
CONSUMER FINANCE — 1.73%
Credito Real SAB de CV SOFOM ERb	1,752,274	3,723,110
Gentera SAB de CVb	7,677,906	14,441,442
Unifin Financiera SAB de CV SOFOM ENR[a,b]	389,400	1,128,565

		19,293,117
DIVERSIFIED FINANCIAL SERVICES — 0.41%
Bolsa Mexicana de Valores SAB de CV	3,323,787	4,590,490

		4,590,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.79%
Axtel SAB de CV CPO[a]	7,668,977	3,226,677
Telesites SAB de CVa	10,294,946	5,578,066

		8,804,743
FOOD & STAPLES RETAILING — 7.77%
Grupo Comercial Chedraui SA de CV	2,652,100	7,010,389
La Comer SAB de CVa,b	3,527,055	3,404,787
Wal-Mart de Mexico SAB de CV	32,289,633	76,229,741

		86,644,917
FOOD PRODUCTS — 6.79%
Gruma SAB de CV Series B	1,370,570	22,075,217
Grupo Bimbo SAB de CVa	11,376,704	32,393,446
Grupo Herdez SAB de CVb	2,117,244	4,486,867
Grupo Lala SAB de CV	4,596,900	10,793,960
Industrias Bachoco SAB de CV Series Bb	1,469,500	5,925,285

		75,674,775
HOTELS, RESTAURANTS & LEISURE — 1.53%
Alsea SAB de CVb	3,657,466	13,791,075
Hoteles City Express SAB de CVa,b	2,724,900	3,266,204

		17,057,279
HOUSEHOLD DURABLES — 0.23%
Consorcio ARA SAB de CV	8,252,119	2,523,040

		2,523,040
HOUSEHOLD PRODUCTS — 2.11%
Kimberly-Clark de Mexico SAB de CV Series A	10,698,554	23,541,906

		23,541,906

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 4.63%
Alfa SAB de CV	19,420,651	$35,250,731
Grupo Carso SAB de CV Series A1[b]	4,058,333	16,433,478

		51,684,209
INSURANCE — 0.22%
Qualitas Controladora SAB de CVa,b	2,307,900	2,489,475

		2,489,475
MACHINERY — 0.26%
Grupo Rotoplas SAB de CVa,b	1,803,600	2,866,893

		2,866,893
MEDIA — 7.15%
Grupo Televisa SAB	15,091,797	77,932,982
TV Azteca SAB de CV CPO[b]	14,541,539	1,800,909

		79,733,891
METALS & MINING — 6.19%
Grupo Mexico SAB de CV Series B	22,432,886	47,316,559
Grupo Simec SAB de CV Series Ba,b	1,107,654	2,578,831
Industrias CH SAB de CV Series Ba,b	1,350,283	4,009,714
Industrias Penoles SAB de CV	1,022,008	12,043,500
Minera Frisco SAB de CV Series A1[a,b]	6,317,003	3,097,905

		69,046,509
MULTILINE RETAIL — 1.53%
El Puerto de Liverpool SAB de CV Series C1[b]	1,345,970	14,907,099
Grupo Famsa SAB de CV Series Aa,b	2,979,421	2,116,745

		17,023,844
PHARMACEUTICALS — 0.41%
Genomma Lab Internacional SAB de CV Series Ba,b	6,993,993	4,589,965

		4,589,965
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.51%
Concentradora Fibra Hotelera Mexicana SA de CVb	4,218,400	3,295,516
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	3,552,794	3,323,562
Fibra Uno Administracion SA de CV	16,478,400	34,465,521

Security	Shares	Value
Macquarie Mexico Real Estate Management SA de CV	6,298,000	$7,959,987
PLA Administradora Industrial S. de RL de CVb	4,712,900	7,887,404
Prologis Property Mexico SA de CV	3,061,100	4,479,865

		61,411,855
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
Corp Inmobiliaria Vesta SAB de CVb	4,434,349	6,433,202
Grupo GICSA SA de CVa	1,259,500	981,166

		7,414,368
TRANSPORTATION INFRASTRUCTURE — 6.59%
Grupo Aeroportuario del Centro Norte SAB de CVb	1,677,192	7,982,125
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,205,949	17,482,210
Grupo Aeroportuario del Sureste SAB de CV Series B	1,465,365	20,563,882
OHL Mexico SAB de CVa	6,167,700	7,208,778
Promotora y Operadora de Infraestructura SAB de CV	1,741,920	20,265,097

		73,502,092
WIRELESS TELECOMMUNICATION SERVICES — 12.58%
America Movil SAB de CV	205,620,718	140,286,375

		140,286,375

TOTAL COMMON STOCKS
(Cost: $1,640,299,770)		1,112,307,213

SHORT-TERM INVESTMENTS — 4.57%

MONEY MARKET FUNDS — 4.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	48,240,330	48,240,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	2,448,141	2,448,141
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	222,434	222,434

		50,910,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,910,905)		50,910,905

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 104.31%
(Cost: $1,691,210,675)	$1,163,218,118
Other Assets, Less Liabilities — (4.31)%	(48,070,137)

NET ASSETS — 100.00%	$1,115,147,981

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.47%

AEROSPACE & DEFENSE — 0.69%
Korea Aerospace Industries Ltd.[a,b]	357,608	$20,472,747

		20,472,747
AIR FREIGHT & LOGISTICS — 0.57%
Hyundai Glovis Co. Ltd.	108,629	16,908,775

		16,908,775
AIRLINES — 0.17%
Korean Air Lines Co. Ltd.[a]	244,547	5,081,958

		5,081,958
AUTO COMPONENTS — 4.07%
Hankook Tire Co. Ltd.[a]	456,532	19,712,791
Hanon Systems	1,215,476	9,769,412
Hyundai Mobis Co. Ltd.	403,184	81,177,987
Hyundai Wia Corp.	105,502	9,341,367

		120,001,557
AUTOMOBILES — 5.65%
Hyundai Motor Co.	910,078	108,544,114
Kia Motors Corp.	1,565,571	58,359,200

		166,903,314
BANKS — 7.14%
BNK Financial Group Inc.	1,676,698	11,673,300
DGB Financial Group Inc.	1,097,380	7,364,966
Hana Financial Group Inc.	1,783,332	30,065,879
Industrial Bank of Korea[a]	1,611,572	15,181,381
KB Financial Group Inc.	2,298,587	55,201,774
Shinhan Financial Group Co. Ltd.	2,526,762	77,537,493
Woori Bank	1,969,198	13,868,937

		210,893,730
BEVERAGES — 0.20%
Lotte Chilsung Beverage Co. Ltd.[a]	3,509	5,887,584

		5,887,584
BUILDING PRODUCTS — 0.43%
KCC Corp.	36,462	12,574,629

		12,574,629
CAPITAL MARKETS — 1.41%
Daewoo Securities Co. Ltd.	1,158,329	7,483,665
Korea Investment Holdings Co. Ltd.[a]	249,318	8,376,456

Security	Shares	Value
Mirae Asset Securities Co. Ltd.[a]	419,603	$6,701,026
NH Investment & Securities Co. Ltd.[a]	941,599	7,446,299
Samsung Securities Co. Ltd.	364,457	11,508,083

		41,515,529
CHEMICALS — 4.45%
Hanwha Chemical Corp.	659,409	12,770,151
Hyosung Corp.[b]	142,352	14,388,291
Kumho Petrochemical Co. Ltd.[b]	98,541	4,900,357
LG Chem Ltd.	275,270	66,775,289
Lotte Chemical Corp.	93,885	24,255,080
OCI Co. Ltd.[a,b]	110,480	8,156,242

		131,245,410
COMMERCIAL SERVICES & SUPPLIES — 0.58%
KEPCO Plant Service & Engineering Co. Ltd.[a]	139,252	8,017,096
S-1 Corp.	122,781	9,114,010

		17,131,106
CONSTRUCTION & ENGINEERING — 1.61%
Daelim Industrial Co. Ltd.	176,464	11,472,229
Daewoo Engineering & Construction Co. Ltd.[a,b]	804,666	3,487,515
GS Engineering & Construction Corp.[a,b]	335,292	6,805,069
Hyundai Development Co.- Engineering & Construction[a]	356,236	11,349,316
Hyundai Engineering & Construction Co. Ltd.	468,315	14,389,884

		47,504,013
CONSUMER FINANCE — 0.23%
Samsung Card Co. Ltd.	233,274	6,733,955

		6,733,955
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
KT Corp.	225,368	5,266,544
LG Uplus Corp.	1,363,691	11,743,599

		17,010,143
ELECTRIC UTILITIES — 2.45%
Korea Electric Power Corp.	1,523,250	72,301,104

		72,301,104

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.16%
Doosan Heavy Industries & Construction Co. Ltd.[b]	344,756	$4,599,720

		4,599,720
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.62%
LG Display Co. Ltd.	1,409,248	27,918,312
LG Innotek Co. Ltd.[b]	90,579	6,386,746
Samsung Electro-Mechanics Co. Ltd.	369,566	16,196,715
Samsung SDI Co. Ltd.	333,537	26,942,950

		77,444,723
FOOD & STAPLES RETAILING — 1.21%
BGF retail Co. Ltd.	48,820	6,414,854
Dongsuh Cos. Inc.[b]	197,130	4,702,300
E-MART Inc.	129,190	18,385,575
GS Retail Co. Ltd.	153,045	6,311,389

		35,814,118
FOOD PRODUCTS — 1.51%
CJ CheilJedang Corp.	49,269	14,421,750
Lotte Confectionery Co. Ltd.[a]	3,780	7,329,538
Orion Corp./Republic of Korea	22,188	16,452,168
Ottogi Corp.[b]	6,802	6,303,139

		44,506,595
GAS UTILITIES — 0.20%
Korea Gas Corp.	191,687	5,951,953

		5,951,953
HOTELS, RESTAURANTS & LEISURE — 0.94%
Kangwon Land Inc.[a]	715,654	23,870,565
Paradise Co. Ltd.[b]	327,460	3,879,105

		27,749,670
HOUSEHOLD DURABLES — 2.39%
Coway Co. Ltd.	327,554	25,823,979
Hanssem Co. Ltd.	54,136	11,162,513
LG Electronics Inc.	640,454	33,609,982

		70,596,474
INDUSTRIAL CONGLOMERATES — 5.41%
CJ Corp.	90,127	17,344,729
Doosan Corp.[b]	56,703	3,457,108
Hanwha Corp.	294,333	8,068,156
LG Corp.	570,914	33,145,973
Samsung C&T Corp.	443,418	55,395,877
SK Holdings Co. Ltd.	210,765	42,265,481

		159,677,324

Security	Shares	Value
INSURANCE — 4.27%
Dongbu Insurance Co. Ltd.	265,187	$14,474,102
Hanwha Life Insurance Co. Ltd.	1,435,014	7,101,387
Hyundai Marine & Fire Insurance Co. Ltd.	401,177	9,975,089
Samsung Fire & Marine Insurance Co. Ltd.	208,705	51,134,160
Samsung Life Insurance Co. Ltd.	478,704	43,353,156

		126,037,894
INTERNET SOFTWARE & SERVICES — 3.05%
Kakao Corp.[a,b]	173,440	13,309,174
NAVER Corp.	165,918	76,740,597

		90,049,771
IT SERVICES — 0.92%
Samsung SDS Co. Ltd.[b]	180,576	27,085,670

		27,085,670
MACHINERY — 1.00%
Hyundai Heavy Industries Co. Ltd.[a,b]	255,496	21,279,282
Samsung Heavy Industries Co. Ltd.[a,b]	979,688	8,317,882

		29,597,164
MEDIA — 0.47%
Cheil Worldwide Inc.	535,387	7,337,923
CJ E&M Corp.	107,975	6,504,518

		13,842,441
METALS & MINING — 3.60%
Hyundai Steel Co.	488,719	21,972,003
Korea Zinc Co. Ltd.[a]	52,122	18,818,204
POSCO	408,791	65,614,146

		106,404,353
MULTILINE RETAIL — 1.10%
Hyundai Department Store Co. Ltd.	97,416	10,673,460
Lotte Shopping Co. Ltd.	69,237	13,996,321
Shinsegae Co. Ltd.	45,631	7,840,695

		32,510,476
OIL, GAS & CONSUMABLE FUELS — 2.58%
GS Holdings Corp.	320,233	13,723,902
S-Oil Corp.	277,324	17,715,368
SK Innovation Co. Ltd.	381,193	44,693,931

		76,133,201

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 3.93%
AmorePacific Corp.	191,290	$56,844,081
AmorePacific Group	171,589	19,632,768
LG Household & Health Care Ltd.	56,164	39,419,707

		115,896,556
PHARMACEUTICALS — 2.28%
Celltrion Inc.[a,b]	405,048	32,752,325
Hanmi Pharm Co. Ltd.[b]	30,279	15,987,860
Hanmi Science Co. Ltd.[b]	66,636	7,947,611
Yuhan Corp.	51,023	10,665,032

		67,352,828
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a]	45,506	7,193,679

		7,193,679
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
SK Hynix Inc.	3,445,844	83,589,650

		83,589,650
SOFTWARE — 0.67%
NCsoft Corp.	101,669	19,730,379

		19,730,379
SPECIALTY RETAIL — 0.36%
Hotel Shilla Co. Ltd.[b]	207,913	10,658,757

		10,658,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.89%
Samsung Electronics Co. Ltd.	616,296	587,043,492

		587,043,492
TOBACCO — 1.91%
KT&G Corp.	653,247	56,255,200

		56,255,200
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Daewoo International Corp.	317,919	4,897,192
SK Networks Co. Ltd.	826,177	3,981,576

		8,878,768
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
SK Telecom Co. Ltd.	62,358	11,773,747

		11,773,747

TOTAL COMMON STOCKS
(Cost: $1,778,519,121)		2,788,540,157

Security	Shares	Value
PREFERRED STOCKS — 3.93%

AUTOMOBILES — 1.07%
Hyundai Motor Co.	150,293	$12,335,036
Hyundai Motor Co. Series 2	230,397	19,188,883

		31,523,919
CHEMICALS — 0.27%
LG Chem Ltd.	49,898	8,109,888

		8,109,888
PERSONAL PRODUCTS — 0.32%
AmorePacific Corp.	51,563	9,360,308

		9,360,308
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.27%
Samsung Electronics Co. Ltd.	84,114	67,062,670

		67,062,670

TOTAL PREFERRED STOCKS
(Cost: $93,818,689)		116,056,785

SHORT-TERM INVESTMENTS — 5.06%

MONEY MARKET FUNDS — 5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	139,656,525	139,656,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	7,087,409	7,087,409
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	2,519,557	2,519,557

		149,263,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,263,491)		149,263,491

TOTAL INVESTMENTS IN SECURITIES — 103.46%
(Cost: $2,021,601,301)		3,053,860,433
Other Assets, Less Liabilities — (3.46)%		(102,054,932)

NET ASSETS — 100.00%		$2,951,805,501

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,287,597,072	$1,642,633,259	$2,841,217,138
Affiliated (Note 2)	53,590,623	6,556,731	10,699,652

Total cost of investments	$2,341,187,695	$1,649,189,990	$2,851,916,790

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,431,301,187	$1,155,746,557	$1,971,479,681
Affiliated (Note 2)	53,590,623	6,556,731	10,699,652

Total fair value of investments	2,484,891,810	1,162,303,288	1,982,179,333
Foreign currency, at value[b]	1,819,747	4,685,118	4,375,476
Cash	303	—	—
Foreign currency pledged to broker, at value[b]	—	770,209	269,069
Receivables:
Investment securities sold	338	1,479,319	11,447,557
Due from custodian (Note 4)	44,132	—	—
Dividends and interest	5,137,378	9,336,640	2,455,411
Capital shares sold	1,874,998	—	107,129
Futures variation margin	—	5,518	138,518
Tax reclaims	910,492	—	—

Total Assets	2,494,679,198	1,178,580,092	2,000,972,493

LIABILITIES
Payables:
Investment securities purchased	1,391,939	2,451,887	14,304,485
Collateral for securities on loan (Note 1)	52,071,159	6,139,876	9,224,725
Investment advisory fees (Note 2)	372,183	444,504	673,015

Total Liabilities	53,835,281	9,036,267	24,202,225

NET ASSETS	$2,440,843,917	$1,169,543,825	$1,976,770,268

Net assets consist of:
Paid-in capital	$2,324,390,564	$1,930,853,862	$3,364,284,587
Undistributed (distributions in excess of) net investment income	6,168,252	2,069,707	(3,364,462)
Accumulated net realized loss	(33,393,781)	(276,506,410)	(514,644,071)
Net unrealized appreciation (depreciation)	143,678,882	(486,873,334)	(869,505,786)

NET ASSETS	$2,440,843,917	$1,169,543,825	$1,976,770,268

Shares outstanding[c]	35,200,000	67,600,000	91,200,000

Net asset value per share	$69.34	$17.30	$21.68

[a]	Securities on loan with values of $49,461,500, $5,816,290 and $8,766,287, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $1,826,572, $5,452,962 and $4,582,807, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$20,460,683,917	$1,640,299,770	$1,872,337,810
Affiliated (Note 2)	53,049,066	50,910,905	149,263,491

Total cost of investments	$20,513,732,983	$1,691,210,675	$2,021,601,301

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,444,607,056	$1,112,307,213	$2,904,596,942
Affiliated (Note 2)	53,049,066	50,910,905	149,263,491

Total fair value of investments	17,497,656,122	1,163,218,118	3,053,860,433
Foreign currency, at value[b]	26,893,382	1,721,486	2
Foreign currency pledged to broker, at value[b]	10,732,455	—	—
Receivables:
Investment securities sold	11,354,039	9,819,574	30,015,644
Due from custodian (Note 4)	—	655,618	—
Dividends and interest	30,436,641	647,486	44,065,735
Tax reclaims	178,993	—	—

Total Assets	17,577,251,632	1,176,062,282	3,127,941,814

LIABILITIES
Payables:
Investment securities purchased	6,062,203	9,668,978	27,867,358
Collateral for securities on loan (Note 1)	47,140,232	50,688,471	146,743,934
Capital shares redeemed	2,298,263	141,510	—
Futures variation margin	7,608,913	—	—
Foreign taxes (Note 1)	—	—	2,244
Investment advisory fees (Note 2)	6,820,075	415,342	1,522,777

Total Liabilities	69,929,686	60,914,301	176,136,313

NET ASSETS	$17,507,321,946	$1,115,147,981	$2,951,805,501

Net assets consist of:
Paid-in capital	$21,434,096,990	$1,912,401,394	$3,295,747,244
Undistributed (distributions in excess of) net investment income	(39,484,432)	3,590,694	(114,454,881)
Accumulated net realized loss	(866,367,352)	(272,730,019)	(1,259,250,466)
Net unrealized appreciation (depreciation)	(3,020,923,260)	(528,114,088)	1,029,763,604

NET ASSETS	$17,507,321,946	$1,115,147,981	$2,951,805,501

Shares outstanding[c]	1,599,600,000	22,900,000	63,400,000

Net asset value per share	$10.94	$48.70	$46.56

[a]	Securities on loan with values of $44,784,459, $47,501,290 and $139,864,837, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $36,347,205, $1,672,665 and $2, respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.

See notes to financial statements.

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,049,265	$33,933,118	$24,090,303
Interest — unaffiliated	—	941	—
Interest — affiliated (Note 2)	2,238	901	1,059
Securities lending income — affiliated — net (Note 2)	198,601	119,738	27,237

	25,250,104	34,054,698	24,118,599
Less: Other foreign taxes (Note 1)	252	—	—

Total investment income	25,250,356	34,054,698	24,118,599

EXPENSES
Investment advisory fees (Note 2)	3,611,763	2,981,840	4,317,689

Total expenses	3,611,763	2,981,840	4,317,689
Less investment advisory fees waived (Note 2)	(1,400,274)	—	—

Net expenses	2,211,489	2,981,840	4,317,689

Net investment income	23,038,867	31,072,858	19,800,910

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(28,218,798)	(43,700,249)	(92,859,666)
In-kind redemptions — unaffiliated	26,892,132	10,041,570	(4,452,190)
Futures contracts	—	(590,146)	(758,993)
Foreign currency transactions	(113,688)	(6,296)	(349,943)

Net realized loss	(1,440,354)	(34,255,121)	(98,420,792)

Net change in unrealized appreciation/depreciation on:
Investments	57,130,373	(55,602,670)	(91,471,393)
Futures contracts	—	312,747	278,571
Translation of assets and liabilities in foreign currencies	61,101	345,232	237,354

Net change in unrealized appreciation/depreciation	57,191,474	(54,944,691)	(90,955,468)

Net realized and unrealized gain (loss)	55,751,120	(89,199,812)	(189,376,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,789,987	$(58,126,954)	$(169,575,350)

[a]	Net of foreign withholding tax of $881,225, $903,841 and $4,251,231, respectively

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$170,055,144	$24,158,387	$46,049,160
Interest — unaffiliated	—	—	422
Interest — affiliated (Note 2)	3,279	482	4,306
Securities lending income — affiliated — net (Note 2)	728,401	251,934	3,329,571

	170,786,824	24,410,803	49,383,459
Less: Other foreign taxes (Note 1)	—	—	(2,244)

Total investment income	170,786,824	24,410,803	49,381,215

EXPENSES
Investment advisory fees (Note 2)	45,473,317	2,880,898	10,018,643

Total expenses	45,473,317	2,880,898	10,018,643

Net investment income	125,313,507	21,529,905	39,362,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(142,374,810)	(45,217,011)	(67,047,827)
In-kind redemptions — unaffiliated	298,870,838	3,697,126	—
Futures contracts	5,453,072	—	—
Foreign currency transactions	855,692	(380,297)	(459,759)

Net realized gain (loss)	162,804,792	(41,900,182)	(67,507,586)

Net change in unrealized appreciation/depreciation on:
Investments	(2,080,132,931)	(75,740,384)	(5,525,055)
Futures contracts	(4,751,116)	—	—
Translation of assets and liabilities in foreign currencies	1,873,533	47,084	(2,439,649)

Net change in unrealized appreciation/depreciation	(2,083,010,514)	(75,693,300)	(7,964,704)

Net realized and unrealized loss	(1,920,205,722)	(117,593,482)	(75,472,290)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,794,892,215)	$(96,063,577)	$(36,109,718)

[a]	Net of foreign withholding tax of $18,825,306, $68,601 and $8,589,579, respectively.

See notes to financial statements.

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility ETF		iShares MSCI Australia ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,038,867	$44,309,164	$31,072,858	$89,352,838
Net realized gain (loss)	(1,440,354)	43,296,827	(34,255,121)	(42,403,229)
Net change in unrealized appreciation/depreciation	57,191,474	(88,854,431)	(54,944,691)	(586,867,702)

Net increase (decrease) in net assets resulting from operations	78,789,987	(1,248,440)	(58,126,954)	(539,918,093)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,515,538)	(39,259,118)	(35,452,361)	(88,722,742)

Total distributions to shareholders	(27,515,538)	(39,259,118)	(35,452,361)	(88,722,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	421,283,479	1,101,077,585	198,757,400	286,641,003
Cost of shares redeemed	(147,345,985)	(227,950,517)	(163,697,440)	(477,049,572)

Net increase (decrease) in net assets from capital share transactions	273,937,494	873,127,068	35,059,960	(190,408,569)

INCREASE (DECREASE) IN NET ASSETS	325,211,943	832,619,510	(58,519,355)	(819,049,404)

NET ASSETS
Beginning of period	2,115,631,974	1,283,012,464	1,228,063,180	2,047,112,584

End of period	$2,440,843,917	$2,115,631,974	$1,169,543,825	$1,228,063,180

Undistributed net investment income included in net assets at end of period	$6,168,252	$10,644,923	$2,069,707	$6,449,210

SHARES ISSUED AND REDEEMED
Shares sold	6,100,000	15,700,000	10,800,000	12,800,000
Shares redeemed	(2,200,000)	(3,200,000)	(9,000,000)	(22,400,000)

Net increase (decrease) in shares outstanding	3,900,000	12,500,000	1,800,000	(9,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,800,910	$51,171,586	$125,313,507	$198,077,924
Net realized gain (loss)	(98,420,792)	(185,598)	162,804,792	433,991,900
Net change in unrealized appreciation/depreciation	(90,955,468)	(888,177,701)	(2,083,010,514)	(336,921,644)

Net increase (decrease) in net assets resulting from operations	(169,575,350)	(837,191,713)	(1,794,892,215)	295,148,180

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,581,010)	(56,091,045)	(142,902,396)	(187,336,932)

Total distributions to shareholders	(23,581,010)	(56,091,045)	(142,902,396)	(187,336,932)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	396,836,503	422,191,995	2,740,286,619	8,592,356,336
Cost of shares redeemed	(158,363,967)	(1,384,361,375)	(2,442,972,435)	(4,281,553,914)

Net increase (decrease) in net assets from capital share transactions	238,472,536	(962,169,380)	297,314,184	4,310,802,422

INCREASE (DECREASE) IN NET ASSETS	45,316,176	(1,855,452,138)	(1,640,480,427)	4,418,613,670

NET ASSETS
Beginning of period	1,931,454,092	3,786,906,230	19,147,802,373	14,729,188,703

End of period	$1,976,770,268	$1,931,454,092	$17,507,321,946	$19,147,802,373

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,364,462)	$415,638	$(39,484,432)	$(21,895,543)

SHARES ISSUED AND REDEEMED
Shares sold	18,000,000	14,300,000	236,400,000	697,200,000
Shares redeemed	(7,200,000)	(48,900,000)	(212,400,000)	(366,600,000)

Net increase (decrease) in shares outstanding	10,800,000	(34,600,000)	24,000,000	330,600,000

See notes to financial statements.

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Capped ETF		iShares MSCI South Korea Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,529,905	$23,159,039	$39,362,572	$33,901,757
Net realized loss	(41,900,182)	(218,038,852)	(67,507,586)	(284,471,604)
Net change in unrealized appreciation/depreciation	(75,693,300)	(502,228,529)	(7,964,704)	(1,094,121,115)

Net decrease in net assets resulting from operations	(96,063,577)	(697,108,342)	(36,109,718)	(1,344,690,962)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,536,309)	(30,297,965)	(75,311,690)	(50,182,957)

Total distributions to shareholders	(18,536,309)	(30,297,965)	(75,311,690)	(50,182,957)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	642,236,999	862,520,515	145,657,006	649,650,453
Cost of shares redeemed	(619,431,435)	(2,203,323,997)	(243,384,406)	(985,441,132)

Net increase (decrease) in net assets from capital share transactions	22,805,564	(1,340,803,482)	(97,727,400)	(335,790,679)

DECREASE IN NET ASSETS	(91,794,322)	(2,068,209,789)	(209,148,808)	(1,730,664,598)

NET ASSETS
Beginning of period	1,206,942,303	3,275,152,092	3,160,954,309	4,891,618,907

End of period	$1,115,147,981	$1,206,942,303	$2,951,805,501	$3,160,954,309

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,590,694	$597,098	$(114,454,881)	$(78,505,763)

SHARES ISSUED AND REDEEMED
Shares sold	12,200,000	14,400,000	2,850,000	10,650,000
Shares redeemed	(12,200,000)	(37,300,000)	(5,100,000)	(18,650,000)

Net decrease in shares outstanding	—	(22,900,000)	(2,250,000)	(8,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	99

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI All Country World Minimum Volatility ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$67.59	$68.25	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.71	1.70	1.72	1.68	1.49
Net realized and unrealized gain (loss)[c]	1.89	(0.89)	8.18	4.20	4.67

Total from investment operations	2.60	0.81	9.90	5.88	6.16

Less distributions from:
Net investment income	(0.85)	(1.47)	(1.64)	(1.54)	(0.53)

Total distributions	(0.85)	(1.47)	(1.64)	(1.54)	(0.53)

Net asset value, end of period	$69.34	$67.59	$68.25	$59.99	$55.65

Total return	3.86%[d]	1.15%	16.70%	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,440,844	$2,115,632	$1,283,012	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.08%	2.41%	2.67%	2.83%	3.17%
Portfolio turnover rate[f]	12%	22%	24%	13%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 11%, 22%, 23%, 13%, and 22%, respectively. See Note 4.

See notes to financial statements.

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$18.66	$27.15	$23.61	$23.39	$24.18	$20.92

Income from investment operations:
Net investment income[a]	0.45	1.23	1.10	1.02	1.04	0.99
Net realized and unrealized gain (loss)[b]	(1.30)	(8.49)	3.43	0.64	(0.72)	3.33

Total from investment operations	(0.85)	(7.26)	4.53	1.66	0.32	4.32

Less distributions from:
Net investment income	(0.51)	(1.23)	(0.99)	(1.44)	(1.11)	(1.06)

Total distributions	(0.51)	(1.23)	(0.99)	(1.44)	(1.11)	(1.06)

Net asset value, end of period	$17.30	$18.66	$27.15	$23.61	$23.39	$24.18

Total return	(4.69)%[c]	(27.31)%	19.76%	7.06%	1.84%	20.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,169,544	$1,228,063	$2,047,113	$1,916,849	$2,493,699	$3,090,425
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	4.96%	5.37%	4.28%	4.05%	4.61%	3.95%
Portfolio turnover rate[e]	6%	9%	6%	6%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$24.02	$32.93	$27.34	$27.52	$29.89	$26.10

Income from investment operations:
Net investment income[a]	0.24	0.54	0.59	0.60	0.53	0.53
Net realized and unrealized gain (loss)[b]	(2.29)	(8.85)	5.62	(0.10)	(2.33)	3.78

Total from investment operations	(2.05)	(8.31)	6.21	0.50	(1.80)	4.31

Less distributions from:
Net investment income	(0.29)	(0.60)	(0.62)	(0.68)	(0.57)	(0.52)

Total distributions	(0.29)	(0.60)	(0.62)	(0.68)	(0.57)	(0.52)

Net asset value, end of period	$21.68	$24.02	$32.93	$27.34	$27.52	$29.89

Total return	(8.52)%[c]	(25.48)%	23.00%	1.84%	(5.87)%	16.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,976,770	$1,931,454	$3,786,906	$3,428,223	$4,254,544	$5,092,547
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	2.18%	1.92%	1.97%	2.12%	1.94%	1.70%
Portfolio turnover rate[e]	4%	5%	6%	7%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$12.15	$11.83	$10.97	$9.02	$9.80	$9.43

Income from investment operations:
Net investment income[a]	0.08	0.15	0.15	0.13	0.18	0.16
Net realized and unrealized gain (loss)[b]	(1.20)	0.30	0.88	1.97	(0.77)	0.37

Total from investment operations	(1.12)	0.45	1.03	2.10	(0.59)	0.53

Less distributions from:
Net investment income	(0.09)	(0.13)	(0.17)	(0.15)	(0.19)	(0.16)

Total distributions	(0.09)	(0.13)	(0.17)	(0.15)	(0.19)	(0.16)

Net asset value, end of period	$10.94	$12.15	$11.83	$10.97	$9.02	$9.80

Total return	(9.30)%[c]	3.84%	9.39%	23.46%	(5.96)%	5.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,507,322	$19,147,802	$14,729,189	$10,461,942	$4,629,034	$7,194,509
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.51%
Ratio of net investment income to average net assets[d]	1.31%	1.20%	1.31%	1.18%	1.95%	1.53%
Portfolio turnover rate[e]	1%	2%	2%	4%	3%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$52.70	$71.51	$61.93	$60.96	$58.39	$48.17

Income from investment operations:
Net investment income[a]	0.90	0.68	1.06	0.75	0.73	0.80
Net realized and unrealized gain (loss)[b]	(4.15)	(18.56)	9.61	0.85	2.76	10.15

Total from investment operations	(3.25)	(17.88)	10.67	1.60	3.49	10.95

Less distributions from:
Net investment income	(0.75)	(0.93)	(1.09)	(0.63)	(0.92)	(0.73)

Total distributions	(0.75)	(0.93)	(1.09)	(0.63)	(0.92)	(0.73)

Net asset value, end of period	$48.70	$52.70	$71.51	$61.93	$60.96	$58.39

Total return	(6.25)%[c]	(25.10)%	17.42%	2.53%	6.13%	22.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,115,148	$1,206,942	$3,275,152	$2,217,052	$1,182,700	$1,243,731
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	3.56%	1.10%	1.61%	1.09%	1.26%	1.35%
Portfolio turnover rate[e]	3%	13%	19%	32%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$48.15	$66.42	$57.67	$55.97	$56.74	$47.76

Income from investment operations:
Net investment income[a]	0.63	0.46	0.25	0.23	0.23	0.29
Net realized and unrealized gain (loss)[b]	(1.02)	(18.07)	9.40	1.83	(0.63)	9.19

Total from investment operations	(0.39)	(17.61)	9.65	2.06	(0.40)	9.48

Less distributions from:
Net investment income	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)	(0.43)
Return of capital	—	—	—	—	—	(0.07)

Total distributions	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)	(0.50)

Net asset value, end of period	$46.56	$48.15	$66.42	$57.67	$55.97	$56.74

Total return	(1.18)%[c,d]	(26.58)%	16.83%	3.65%	(0.62)%	19.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,951,806	$3,160,954	$4,891,619	$3,376,516	$2,669,551	$4,071,225
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	2.52%	0.81%	0.39%	0.40%	0.42%	0.49%
Portfolio turnover rate[f]	6%	24%	13%	13%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -1.05%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012, and August 31, 2011 were 4%, 10%, 10%, 11%, 8%, and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country World Minimum Volatility	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico Capped	Non-diversified
MSCI South Korea Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI All Country World Minimum Volatility
Investments:
Assets:
Common Stocks	$2,428,040,121	$1,792,558	$8	$2,429,832,687
Preferred Stocks	1,468,500	—	—	1,468,500
Money Market Funds	53,590,623	—	—	53,590,623

Total	$2,483,099,244	$1,792,558	$8	$2,484,891,810

MSCI Australia
Investments:
Assets:
Common Stocks	$1,155,746,557	$—	$—	$1,155,746,557
Money Market Funds	6,556,731	—	—	6,556,731

Total	$1,162,303,288	$—	$—	$1,162,303,288

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$5,518	$—	$—	$5,518

Total	$5,518	$—	$—	$5,518

MSCI Canada
Investments:
Assets:
Common Stocks	$1,971,479,681	$—	$—	$1,971,479,681
Money Market Funds	10,699,652	—	—	10,699,652

Total	$1,982,179,333	$—	$—	$1,982,179,333

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$138,518	$—	$—	$138,518

Total	$138,518	$—	$—	$138,518

MSCI Japan
Investments:
Assets:
Common Stocks	$17,444,607,056	$—	$—	$17,444,607,056
Money Market Funds	53,049,066	—	—	53,049,066

Total	$17,497,656,122	$—	$—	$17,497,656,122

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(7,608,913)	$—	$—	$(7,608,913)

Total	$(7,608,913)	$—	$—	$(7,608,913)

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Mexico Capped
Investments:
Assets:
Common Stocks	$1,112,307,197	$—	$16	$1,112,307,213
Money Market Funds	50,910,905	—	—	50,910,905

Total	$1,163,218,102	$—	$16	$1,163,218,118

MSCI South Korea Capped
Investments:
Assets:
Common Stocks	$2,788,540,157	$—	$—	$2,788,540,157
Preferred Stocks	116,056,785	—	—	116,056,785
Money Market Funds	149,263,491	—	—	149,263,491

Total	$3,053,860,433	$—	$—	$3,053,860,433

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The iShares MSCI South Korea Capped ETF had transfers from Level 2 to Level 1 during the six months ended February 29, 2016 in the amount of $34,531,387, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI All Country World Minimum Volatility
Credit Suisse Securities (USA) LLC	$896,681	$896,681	$—
Deutsche Bank AG	6,890	6,890	—
Goldman Sachs & Co.	10,660,122	10,660,122	—
JPMorgan Clearing Corp.	5,858,842	5,858,842	—
JPMorgan Securities PLC	812,193	812,193	—
Merrill Lynch, Pierce, Fenner & Smith	4,426,879	4,426,879	—
Morgan Stanley & Co. International PLC	5,283,424	5,283,424	—
Morgan Stanley & Co. LLC	18,722,187	18,722,187	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,470,440	1,470,440	—
State Street Bank & Trust Company	1,011,495	1,011,495	—
UBS Securities LLC	312,347	312,347	—

	$49,461,500	$49,461,500	$—

MSCI Australia
Credit Suisse Securities (USA) LLC	$7,554	$7,554	$—
Goldman Sachs & Co.	1,129,732	1,129,732	—
JPMorgan Clearing Corp.	112,144	112,144	—
Merrill Lynch, Pierce, Fenner & Smith	1,085,918	1,085,918	—
UBS Securities LLC	3,480,942	3,480,942	—

	$5,816,290	$5,816,290	$—

MSCI Canada
Credit Suisse Securities (USA) LLC	$1,648,694	$1,648,694	$—
Goldman Sachs & Co.	3,821,910	3,821,910	—
JPMorgan Clearing Corp.	2,360,070	2,360,070	—
Merrill Lynch, Pierce, Fenner & Smith	355,784	355,784	—
Nomura Securities International Inc.	579,829	579,829	—

	$8,766,287	$8,766,287	$—

MSCI Japan
Citigroup Global Markets Inc.	$3,225,175	$3,225,175	$—
Credit Suisse Securities (USA) LLC	7,338,047	7,338,047	—
Deutsche Bank Securities Inc.	3,588,563	3,588,563	—
Goldman Sachs & Co.	19,202,043	19,202,043	—
JPMorgan Clearing Corp.	228,196	228,196	—
Merrill Lynch, Pierce, Fenner & Smith	453,494	453,494	—
Mizuho Securities USA Inc.	1,388,348	1,388,348	—
Morgan Stanley & Co. LLC	6,996,461	6,996,461	—
Nomura Securities International Inc.	578,201	578,201	—
UBS Securities LLC	1,785,931	1,785,931	—

	$44,784,459	$44,784,459	$—

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico Capped
Credit Suisse Securities (USA) LLC	$5,002,682	$5,002,682	$—
Deutsche Bank Securities Inc.	2,517,613	2,517,613	—
Goldman Sachs & Co.	9,217,696	9,217,696	—
Merrill Lynch, Pierce, Fenner & Smith	14,211,756	14,211,756	—
Morgan Stanley & Co. LLC	16,302,306	16,302,306	—
UBS Securities LLC	249,237	249,237	—

	$47,501,290	$47,501,290	$—

MSCI South Korea Capped
Citigroup Global Markets Inc.	$15,944,954	$15,944,954	$—
Credit Suisse Securities (USA) LLC	10,800,442	10,800,442	—
Deutsche Bank Securities Inc.	840,529	840,529	—
Goldman Sachs & Co.	11,982,232	11,982,232	—
HSBC Bank PLC	19,008,086	19,008,086	—
Jefferies LLC	967,898	967,898	—
JPMorgan Clearing Corp.	5,470,647	5,470,647	—
Merrill Lynch, Pierce, Fenner & Smith	11,120,842	11,120,842	—
Morgan Stanley & Co. LLC	55,342,656	55,342,656	—
UBS Securities LLC	8,386,551	8,386,551	—

	$139,864,837	$139,864,837	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, the iShares MSCI All Country World Minimum Volatility ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

waive a portion of its investment advisory fees for the Fund through December 31, 2018 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to waive an additional portion of its investment advisory fees for the Fund through December 31, 2018 in order to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI South Korea Capped ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI All Country World Minimum Volatility	$53,117
MSCI Australia	27,492
MSCI Canada	8,951
MSCI Japan	174,113
MSCI Mexico Capped	64,367
MSCI South Korea Capped	769,174

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$36,871,598	$9,661,485
MSCI Japan	12,878,003	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s, respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$312,972,746	$265,339,204
MSCI Australia	70,649,658	73,903,775
MSCI Canada	68,024,526	66,135,625
MSCI Japan	251,662,197	267,760,902
MSCI Mexico Capped	52,215,192	38,096,818
MSCI South Korea Capped	186,729,501	365,113,130

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country World Minimum Volatility	$389,395,943	$135,910,029
MSCI Australia	197,012,352	161,955,684
MSCI Canada	389,503,360	156,488,402
MSCI Japan	2,669,813,709	2,380,370,312
MSCI Mexico Capped	629,447,798	616,273,347

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$5,518	$138,518

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Japan ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation) [b]	$7,608,913

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$(590,146)	$(758,993)	$5,453,072

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$312,747	$278,571	$(4,751,116)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 29, 2016:

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$14,255,914	$5,052,926	$92,515,026

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund, except for the iShares MSCI All Country World Minimum Volatility ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI All Country World Minimum Volatility	$12,815,217	$—	$—	$—	$—	$12,815,217
MSCI Australia	112,709,424	529,868	24,006,125	23,348,244	12,127,364	172,721,025
MSCI Canada	173,857,295	5,107,471	27,886,883	68,928,677	14,903,919	290,684,245
MSCI Japan	323,800,260	44,443,527	116,295,478	173,577,101	139,228,194	797,344,560
MSCI Mexico Capped	104,624,381	853,150	8,973,988	2,789,471	22,863,665	140,104,655
MSCI South Korea Capped	31,222,228	—	60,990,953	226,591,665	78,503,704	397,308,550

[a]	Must be utilized prior to losses subject to expiration.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country World Minimum Volatility	$2,354,644,978	$245,397,321	$(115,150,489)	$130,246,832
MSCI Australia	1,695,432,788	40,053,139	(573,182,639)	(533,129,500)
MSCI Canada	2,880,847,059	83,822,285	(982,490,011)	(898,667,726)
MSCI Japan	20,752,849,762	891,624,781	(4,146,818,421)	(3,255,193,640)
MSCI Mexico Capped	1,755,384,123	9,126,040	(601,292,045)	(592,166,005)
MSCI South Korea Capped	2,630,473,374	1,180,285,921	(756,898,862)	423,387,059

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements .

NOTES TO FINANCIAL STATEMENTS	119

Notes:

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Eurozone ETF | DEZU | BATS
➢	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NYSE Arca
➢	iShares Currency Hedged MSCI Italy ETF | HEWI | NYSE Arca
➢	iShares Currency Hedged MSCI Spain ETF | HEWP | NYSE Arca
➢	iShares Currency Hedged MSCI Switzerland ETF | HEWL | NYSE Arca

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 29, 2016

The iShares Adaptive Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EMU Adaptive Hedge to USD Index (the “Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the currencies in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the period from January 5, 2016 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -7.42%, net of fees, while the total return for the Index was -6.11%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(7.42)%	(7.00)%	(6.11)%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/5/16) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$925.80	$0.06	$1,000.00	$1,024.70	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is January 5, 2016.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (55 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	20.87%
Consumer Discretionary	15.19
Industrials	13.71
Consumer Staples	11.91
Health Care	8.31
Materials	7.20
Information Technology	6.83
Utilities	5.52
Telecommunication Services	5.34
Energy	5.12

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/29/16

Country	Percentage of Total Investments [2]

France	32.89%
Germany	29.13
Spain	10.18
Netherlands	9.95
Italy	7.07
Belgium	4.70
Finland	3.36
Ireland	1.69
Austria	0.58
Portugal	0.45

TOTAL	100.00%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.69%, net of fees, while the total return for the Index was -7.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.71)%	(14.70)%	(13.57)%	(14.71)%	(14.70)%	(13.57)%
Since Inception	(1.92)%	(1.87)%	(0.60)%	(3.14)%	(3.06)%	(0.98)%

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$913.10	$0.14	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	20.87%
Consumer Discretionary	15.19
Industrials	13.71
Consumer Staples	11.91
Health Care	8.31
Materials	7.20
Information Technology	6.83
Utilities	5.52
Telecommunication Services	5.34
Energy	5.12

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/29/16

Country	Percentage of Total Investments [2]

France	32.89%
Germany	29.13
Spain	10.18
Netherlands	9.95
Italy	7.07
Belgium	4.70
Finland	3.36
Ireland	1.69
Austria	0.58
Portugal	0.45

TOTAL	100.00%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.44%, net of fees, while the total return for the Index was -7.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.15)%	(18.19)%	(17.11)%	(18.15)%	(18.19)%	(17.11)%
Since Inception	(0.14)%	(0.16)%	0.53%	(0.28)%	(0.34)%	1.11%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$915.60	$0.24	$1,000.00	$1,024.60	$0.25	0.05%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Consumer Discretionary	20.20%
Financials	18.04
Health Care	14.69
Industrials	12.67
Materials	12.62
Information Technology	9.51
Telecommunication Services	5.81
Consumer Staples	4.06
Utilities	2.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Bayer AG Registered	8.71%
SAP SE	7.51
Siemens AG Registered	7.41
Allianz SE Registered	6.85
Daimler AG Registered	6.64
BASF SE	6.04
Deutsche Telekom AG Registered	5.45
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3.31
Bayerische Motoren Werke AG	2.72
Linde AG	2.61

TOTAL	57.25%

[1]	Table shown is for the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Italian equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Italy 25/50 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Italy Capped ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -20.83%, net of fees, while the total return for the Index was -19.74%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(21.26)%	(21.26)%	(21.34)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual				Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Annualized Expense Ratio [a]
$1,000.00	$791.70	$0.00	[c]	$1,000.00	$1,024.90	$0.00	[c]	0.00%	[d]

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	34.60%
Utilities	20.04
Energy	17.38
Industrials	12.98
Consumer Discretionary	10.59
Telecommunication Services	4.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Eni SpA	13.43%
Intesa Sanpaolo SpA	12.10
Enel SpA	10.42
UniCredit SpA	6.34
Assicurazioni Generali SpA	4.64
Snam SpA	4.41
Luxottica Group SpA	4.37
Atlantia SpA	4.34
Terna Rete Elettrica Nazionale SpA	4.27
CNH Industrial NV	3.57

TOTAL	67.89%

[1]	Table shown is for the iShares MSCI Italy Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Spanish equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Spain 25/50 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Spain Capped ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -17.79%, net of fees, while the total return for the Index was -16.63%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(21.35)%	(21.39)%	(21.21)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$822.10	$0.14	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	35.94%
Utilities	18.32
Industrials	16.49
Telecommunication Services	9.63
Consumer Discretionary	6.31
Information Technology	4.50
Energy	4.18
Health Care	2.88
Consumer Staples	1.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Banco Santander SA	13.75%
Telefonica SA	9.63
Banco Bilbao Vizcaya Argentaria SA	8.36
Iberdrola SA	6.46
Industria de Diseno Textil SA	6.31
Amadeus IT Holding SA Class A	4.49
Repsol SA	4.18
Red Electrica Corp. SA	3.59
Ferrovial SA	3.42
Abertis Infraestructuras SA	3.27

TOTAL	63.46%

[1]	Table shown is for the iShares MSCI Spain Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Swiss equities while mitigating exposure to fluctuations between the value of the Swiss franc and the U.S. dollar, as represented by the MSCI Switzerland 25/50 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currency in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Swiss franc in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Swiss franc.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Switzerland Capped ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -7.29%, net of fees, while the total return for the Index was -7.09%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(7.18)%	(7.17)%	(7.51)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$927.10	$0.14	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Health Care	30.39%
Consumer Staples	21.22
Financials	19.18
Industrials	11.45
Materials	9.80
Consumer Discretionary	5.99
Telecommunication Services	1.50
Energy	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

Nestle SA Registered	18.10%
Roche Holding AG	13.94
Novartis AG Registered	12.45
UBS Group AG	4.61
ABB Ltd. Registered	4.04
Syngenta AG Registered	3.93
Cie. Financiere Richemont SA Class A Registered	3.44
Swiss Re AG	3.32
Zurich Insurance Group AG	3.28
Credit Suisse Group AG Registered	2.47

TOTAL	69.58%

[1]	Table shown is for the iShares MSCI Switzerland Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 (or commencement of operations, as applicable) and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.02%

EXCHANGE-TRADED FUNDS — 100.02%
iShares MSCI Eurozone ETF[a]	69,468	$2,209,082

		2,209,082

TOTAL INVESTMENT COMPANIES
(Cost: $2,373,322)		2,209,082

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	1,277	1,277

		1,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,277)		1,277

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $2,374,599)		2,210,359
Other Assets, Less Liabilities — (0.08)%		(1,737)

NET ASSETS — 100.00%		$2,208,622

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 1,112,000	USD 1,208,113	03/03/2016	BNP	$1,607
USD 1,213,359	EUR 1,112,000	03/03/2016	BNP	3,639

				5,246

USD 1,657,987	EUR 1,524,000	04/05/2016	BNP	(1,564)

				(1,564)

Net unrealized appreciation				$3,682

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.52%

EXCHANGE-TRADED FUNDS — 99.52%
iShares MSCI Eurozone ETF[a,b]	70,694,247	$2,248,077,055

		2,248,077,055

TOTAL INVESTMENT COMPANIES
(Cost: $2,647,609,868)		2,248,077,055

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	4,550,088	4,550,088
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	230,912	230,912
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	1,854,977	1,854,977

		6,635,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,635,977)		6,635,977

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $2,654,245,845)		2,254,713,032
Other Assets, Less Liabilities — 0.19%		4,279,621

NET ASSETS — 100.00%		$2,258,992,653

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 206,861,000	USD 224,036,816	03/03/2016	BNP	$1,002,631
USD 1,372,691,089	EUR 1,255,322,000	03/03/2016	BNP	7,054,417
USD 975,000,284	EUR 890,853,345	03/03/2016	CITI	5,860,894
USD 556,817,494	EUR 509,448,000	03/03/2016	MS	2,600,431
EUR 79,184,000	USD 86,128,516	04/05/2016	BNP	98,482
USD 1,441,848,166	EUR 1,318,414,000	04/05/2016	BNP	6,168,218
USD 975,014,791	EUR 891,438,345	04/05/2016	CITI	4,287,723

				27,072,796

EUR 1,048,461,000	USD 1,151,268,199	03/03/2016	BNP	(10,670,974)
EUR 890,853,345	USD 973,457,721	03/03/2016	CITI	(4,318,332)
EUR 509,448,000	USD 556,702,002	03/03/2016	MS	(2,484,940)
EUR 71,149,000	USD 78,255,692	04/05/2016	BNP	(778,365)

				(18,252,611)

Net unrealized appreciation				$8,820,185

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.50%

EXCHANGE-TRADED FUNDS — 99.50%
iShares MSCI Germany ETF[a,b]	34,612,822	$809,247,778

		809,247,778

TOTAL INVESTMENT COMPANIES
(Cost: $1,029,073,891)		809,247,778

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	5,681,995	5,681,995
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	288,355	288,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	464,118	464,118

		6,434,468

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,434,468)		6,434,468

TOTAL INVESTMENTS IN SECURITIES — 100.29%
(Cost: $1,035,508,359)		815,682,246
Other Assets, Less Liabilities — (0.29)%		(2,353,412)

NET ASSETS — 100.00%		$813,328,834

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 110,630,000	USD 119,806,907	03/03/2016	CITI	$544,990
USD 449,998,397	EUR 411,387,000	03/03/2016	BNP	2,459,699
USD 798,431,194	EUR 729,582,000	03/03/2016	CITI	4,735,286
EUR 35,411,000	USD 38,516,580	04/05/2016	BNP	44,041
USD 426,963,691	EUR 390,397,000	04/05/2016	BNP	1,842,944
USD 429,327,809	EUR 392,529,000	04/05/2016	CITI	1,885,432

				11,512,392

EUR 411,387,000	USD 449,891,898	03/03/2016	BNP	(2,353,200)
EUR 618,952,000	USD 681,936,618	03/03/2016	CITI	(8,592,609)
EUR 5,942,000	USD 6,559,005	04/05/2016	CITI	(88,496)
USD 7,490,238	EUR 6,882,000	04/05/2016	BNP	(3,879)

				(11,038,184)

Net unrealized appreciation				$474,208

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.47%

EXCHANGE-TRADED FUNDS — 99.47%
iShares MSCI Italy Capped ETF[a]	2,142,126	$24,163,181

		24,163,181

TOTAL INVESTMENT COMPANIES
(Cost: $32,179,927)		24,163,181

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	11,508	11,508

		11,508

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,508)		11,508

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $32,191,435)		24,174,689
Other Assets, Less Liabilities — 0.48%		115,608

NET ASSETS — 100.00%		$24,290,297

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 5,059,000	USD 5,478,669	03/03/2016	CITI	$24,904
USD 1,700,355	EUR 1,555,000	03/03/2016	BNP	8,706
USD 91,499,384	EUR 83,566,000	03/03/2016	CITI	589,805
USD 56,523,861	EUR 51,726,000	03/03/2016	MS	252,304
EUR 1,754,000	USD 1,907,828	04/05/2016	BNP	2,181
USD 1,700,650	EUR 1,555,000	04/05/2016	BNP	7,341
USD 80,743,759	EUR 73,823,000	04/05/2016	CITI	354,593

				1,239,834

EUR 1,555,000	USD 1,699,071	03/03/2016	BNP	(7,422)
EUR 78,507,000	USD 85,931,501	03/03/2016	CITI	(525,494)
EUR 51,726,000	USD 56,535,587	03/03/2016	MS	(264,031)
EUR 51,726,000	USD 56,575,209	04/05/2016	CITI	(248,455)
USD 296,040	EUR 272,000	04/05/2016	BNP	(153)

				(1,045,555)

Net unrealized appreciation				$194,279

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.50%

EXCHANGE-TRADED FUNDS — 99.50%
iShares MSCI Spain Capped ETF[a]	2,373,797	$59,439,877

		59,439,877

TOTAL INVESTMENT COMPANIES
(Cost: $75,064,651)		59,439,877

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	30,094	30,094

		30,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,094)		30,094

TOTAL INVESTMENTS IN SECURITIES — 99.55%
(Cost: $75,094,745)		59,469,971
Other Assets, Less Liabilities — 0.45%		270,320

NET ASSETS — 100.00%		$59,740,291

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 6,947,000	USD 7,522,810	03/03/2016	CITI	$34,677
USD 595,944	EUR 545,000	03/03/2016	BNP	3,051
USD 70,046,511	EUR 64,005,000	03/03/2016	CITI	416,906
EUR 2,261,000	USD 2,459,292	04/05/2016	BNP	2,812
USD 596,048	EUR 545,000	04/05/2016	BNP	2,573
USD 60,673,483	EUR 55,473,000	04/05/2016	CITI	266,453

				726,472

EUR 545,000	USD 595,494	03/03/2016	BNP	(2,602)
EUR 57,058,000	USD 62,401,429	03/03/2016	CITI	(329,309)
USD 568,135	EUR 522,000	04/05/2016	BNP	(294)

				(332,205)

Net unrealized appreciation				$394,267

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

EXCHANGE-TRADED FUNDS — 100.00%
iShares MSCI Switzerland Capped ETF[a]	78,110	$2,212,856

		2,212,856

TOTAL INVESTMENT COMPANIES
(Cost: $2,581,169)		2,212,856

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	1,159	1,159

		1,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,159)		1,159

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $2,582,328)		2,214,015
Other Assets, Less Liabilities — (0.05)%		(1,038)

NET ASSETS — 100.00%		$2,212,977

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF 246,000	USD 240,379	03/03/2016	CITI	$6,000

				6,000

CHF 2,305,000	USD 2,308,583	03/03/2016	CITI	(31)
USD 2,520,651	CHF 2,551,000	03/03/2016	CITI	(34,279)
CHF 96,000	USD 96,557	04/05/2016	BNP	(250)
USD 2,324,992	CHF 2,318,000	04/05/2016	BNP	(425)

				(34,985)

Net unrealized depreciation				$(28,985)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,374,599	$2,654,245,845	$1,035,508,359

Total cost of investments	$2,374,599	$2,654,245,845	$1,035,508,359

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$2,210,359	$2,254,713,032	$815,682,246

Total fair value of investments	2,210,359	2,254,713,032	815,682,246
Foreign currency, at value[b]	—	87	—
Receivables:
Investment securities sold	—	495,562	3,083,533
Interest	—	19,201	2,433
Unrealized appreciation on forward currency contracts (Note 1)	5,246	27,072,796	11,512,392
Capital shares redeemed	—	420,705	84,729

Total Assets	2,215,605	2,282,721,383	830,365,333

LIABILITIES
Payables:
Investment securities purchased	5,375	652,010	—
Collateral for securities on loan (Note 1)	—	4,781,000	5,970,350
Unrealized depreciation on forward currency contracts (Note 1)	1,564	18,252,611	11,038,184
Investment advisory fees (Note 2)	44	43,109	27,965

Total Liabilities	6,983	23,728,730	17,036,499

NET ASSETS	$2,208,622	$2,258,992,653	$813,328,834

Net assets consist of:
Paid-in capital	$2,386,231	$2,674,847,342	$1,165,453,170
Undistributed net investment income (accumulated net investment loss)	(119)	681,170	(342,527)
Accumulated net realized loss	(16,932)	(25,823,231)	(132,429,904)
Net unrealized depreciation	(160,558)	(390,712,628)	(219,351,905)

NET ASSETS	$2,208,622	$2,258,992,653	$813,328,834

Shares outstanding[c]	100,000	96,200,000	37,300,000

Net asset value per share	$22.09	$23.48	$21.81

[a]	Securities on loan with values of $ —, $4,637,825 and $5,822,630, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $88 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2016

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$32,191,435	$75,094,745	$2,582,328

Total cost of investments	$32,191,435	$75,094,745	$2,582,328

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$24,174,689	$59,469,971	$2,214,015

Total fair value of investments	24,174,689	59,469,971	2,214,015
Receivables:
Investment securities sold	—	—	27,984
Interest	4	7	—
Unrealized appreciation on forward currency contracts (Note 1)	1,239,834	726,472	6,000

Total Assets	25,414,527	60,196,450	2,247,999

LIABILITIES
Payables:
Investment securities purchased	78,675	122,876	—
Unrealized depreciation on forward currency contracts (Note 1)	1,045,555	332,205	34,985
Investment advisory fees (Note 2)	—	1,078	37

Total Liabilities	1,124,230	456,159	35,022

NET ASSETS	$24,290,297	$59,740,291	$2,212,977

Net assets consist of:
Paid-in capital	$34,477,821	$76,582,540	$2,823,876
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	2,997	(2,918)	(607)
Accumulated net realized loss	(2,368,054)	(1,608,824)	(212,994)
Net unrealized depreciation	(7,822,467)	(15,230,507)	(397,298)

NET ASSETS	$24,290,297	$59,740,291	$2,212,977

Shares outstanding[a]	1,350,000	3,300,000	100,000

Net asset value per share	$17.99	$18.10	$22.13

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares Adaptive Currency Hedged MSCI Eurozone ETF[a]	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$5,716,951	$—
Interest — affiliated (Note 2)	—	873	423
Securities lending income — affiliated — net (Note 2)	—	46,339	10,768

Total investment income	—	5,764,163	11,191

EXPENSES
Investment advisory fees (Note 2)	2,079	6,464,024	3,518,985

Total expenses	2,079	6,464,024	3,518,985
Less investment advisory fees waived (Note 2)	(1,960)	(6,167,530)	(3,165,267)

Net expenses	119	296,494	353,718

Net investment income (loss)	(119)	5,467,669	(342,527)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(485)	(14,313,366)	(10,126,141)
In-kind redemptions — affiliated (Note 2)	—	(8,963,777)	(123,035,305)
Foreign currency transactions	(16,447)	(4,003,894)	(9,108,032)

Net realized loss	(16,932)	(27,281,037)	(142,269,478)

Net change in unrealized appreciation/depreciation on:
Investments	(164,240)	(282,098,242)	(14,122,461)
Forward currency contracts	3,682	59,758,797	54,714,124

Net change in unrealized appreciation/depreciation	(160,558)	(222,339,445)	40,591,663

Net realized and unrealized loss	(177,490)	(249,620,482)	(101,677,815)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(177,609)	$(244,152,813)	$(102,020,342)

[a]	For the period from January 5, 2016 (commencement of operations) to February 29, 2016.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$126,938	$1,335,344	$—
Interest — affiliated (Note 2)	15	22	1
Securities lending income — affiliated — net (Note 2)	8,851	—	—

Total investment income	135,804	1,335,366	1

EXPENSES
Investment advisory fees (Note 2)	210,154	194,373	13,165

Total expenses	210,154	194,373	13,165
Less investment advisory fees waived (Note 2)	(209,121)	(185,471)	(12,557)

Net expenses	1,033	8,902	608

Net investment income (loss)	134,771	1,326,464	(607)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(491,923)	(1,119,479)	(45,411)
In-kind redemptions — affiliated (Note 2)	(4,109,147)	(678,868)	(233,849)
Foreign currency transactions	4,294,388	1,153,198	160,310

Net realized loss	(306,682)	(645,149)	(118,950)

Net change in unrealized appreciation/depreciation on:
Investments	(6,839,957)	(14,791,748)	(204,419)
Forward currency contracts	394,300	672,696	(16,015)

Net change in unrealized appreciation/depreciation	(6,445,657)	(14,119,052)	(220,434)

Net realized and unrealized loss	(6,752,339)	(14,764,201)	(339,384)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,617,568)	$(13,437,737)	$(339,991)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF
	Period from January 5, 2016[a] to February 29, 2016 (Unaudited)	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(119)	$5,467,669	$28,061,785
Net realized gain (loss)	(16,932)	(27,281,037)	8,798,991
Net change in unrealized appreciation/depreciation	(160,558)	(222,339,445)	(168,339,138)

Net decrease in net assets resulting from operations	(177,609)	(244,152,813)	(131,478,362)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(4,786,499)	(28,061,785)
From net realized gain	—	(9,722,570)	(377,624)
Return of capital	—	—	(75,340)

Total distributions to shareholders	—	(14,509,069)	(28,514,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,386,231	1,648,168,590	1,912,908,525
Cost of shares redeemed	—	(693,280,621)	(193,878,775)

Net increase in net assets from capital share transactions	2,386,231	954,887,969	1,719,029,750

INCREASE IN NET ASSETS	2,208,622	696,226,087	1,559,036,639

NET ASSETS
Beginning of period	—	1,562,766,566	3,729,927

End of period	$2,208,622	$2,258,992,653	$1,562,766,566

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(119)	$681,170	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	64,600,000	67,750,000
Shares redeemed	—	(28,750,000)	(7,550,000)

Net increase in shares outstanding	100,000	35,850,000	60,200,000

[a]	Commencement of operations.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Italy ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(342,527)	$34,550,522	$134,771	$(52)
Net realized gain (loss)	(142,269,478)	21,209,722	(306,682)	(76,431)
Net change in unrealized appreciation/depreciation	40,591,663	(255,803,201)	(6,445,657)	(1,376,810)

Net decrease in net assets resulting from operations	(102,020,342)	(200,042,957)	(6,617,568)	(1,453,293)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(34,550,522)	(131,774)	—
From net realized gain	(11,292,582)	(5,009,894)	(1,984,941)	—
Return of capital	—	(144,343)	—	—

Total distributions to shareholders	(11,292,582)	(39,704,759)	(2,116,715)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	104,905,265	2,138,974,349	33,785,830	87,298,372
Cost of shares redeemed	(925,250,400)	(204,234,908)	(86,606,329)	—

Net increase (decrease) in net assets from capital share transactions	(820,345,135)	1,934,739,441	(52,820,499)	87,298,372

INCREASE (DECREASE) IN NET ASSETS	(933,658,059)	1,694,991,725	(61,554,782)	85,845,079

NET ASSETS
Beginning of period	1,746,986,893	51,995,168	85,845,079	—

End of period	$813,328,834	$1,746,986,893	$24,290,297	$85,845,079

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(342,527)	$—	$2,997	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	78,750,000	1,450,000	3,650,000
Shares redeemed	(39,850,000)	(8,200,000)	(3,750,000)	—

Net increase (decrease) in shares outstanding	(35,450,000)	70,550,000	(2,300,000)	3,650,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Spain ETF		iShares Currency Hedged MSCI Switzerland ETF
	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,326,464	$(278)	$(607)	$(214)
Net realized gain (loss)	(645,149)	50,234	(118,950)	112,237
Net change in unrealized appreciation/depreciation	(14,119,052)	(1,111,455)	(220,434)	(176,864)

Net decrease in net assets resulting from operations	(13,437,737)	(1,061,499)	(339,991)	(64,841)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,329,382)	—	—	—
From net realized gain	(1,013,909)	—	(206,067)	—

Total distributions to shareholders	(2,343,291)	—	(206,067)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,156,911	57,886,201	3,728,618	3,765,606
Cost of shares redeemed	(6,460,294)	—	(4,670,348)	—

Net increase (decrease) in net assets from capital share transactions	18,696,617	57,886,201	(941,730)	3,765,606

INCREASE (DECREASE) IN NET ASSETS	2,915,589	56,824,702	(1,487,788)	3,700,765

NET ASSETS
Beginning of period	56,824,702	—	3,700,765	—

End of period	$59,740,291	$56,824,702	$2,212,977	$3,700,765

Distributions in excess of net investment income (accumulated net investment loss) included in net assets at end of period	$(2,918)	$—	$(607)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	2,500,000	150,000	150,000
Shares redeemed	(350,000)	—	(200,000)	—

Net increase (decrease) in shares outstanding	800,000	2,500,000	(50,000)	150,000

[a]	Commencement of operations.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Adaptive Currency Hedged MSCI Eurozone ETF

Period from Jan. 5, 2016[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$23.86

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized loss[d]	(1.77)

Total from investment operations	(1.77)

Net asset value, end of period	$22.09

Total return	(7.42)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,209
Ratio of expenses to average net assets[f,g]	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%
Ratio of net investment loss to average net assets[f]	(0.04)%
Portfolio turnover rate[h,i]	0%[j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 78 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Eurozone ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Period from Jul. 9, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$25.90	$24.87	$25.14

Income from investment operations:
Net investment income (loss)[b]	0.07	1.17	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(2.31)	0.65	(0.27)

Total from investment operations	(2.24)	1.82	(0.27)

Less distributions from:
Net investment income	(0.05)	(0.63)	—
Net realized gain	(0.13)	(0.16)	—
Return of capital	—	(0.00)[c]	—

Total distributions	(0.18)	(0.79)	—

Net asset value, end of period	$23.48	$25.90	$24.87

Total return	(8.69)%[e]	7.27%	(1.11)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,258,993	$1,562,767	$3,730
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.52%	4.15%	(0.04)%
Portfolio turnover rate[h,i]	5%	21%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 78 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Germany ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$24.01	$23.63	$23.68

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.99	1.04
Net realized and unrealized gain (loss)[c]	(1.98)	0.68	(0.59)

Total from investment operations	(1.99)	1.67	0.45

Less distributions from:
Net investment income	—	(0.46)	(0.50)
Net realized gain	(0.21)	(0.83)	(0.00)[d]
Return of capital	—	(0.00)[d]	—

Total distributions	(0.21)	(1.29)	(0.50)

Net asset value, end of period	$21.81	$24.01	$23.63

Total return	(8.44)%[e]	7.00%	1.79%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$813,329	$1,746,987	$51,995
Ratio of expenses to average net assets[f,g]	0.05%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[f]	(0.05)%	3.69%	7.36%
Portfolio turnover rate[h,i]	5%	21%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 79 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Italy ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.52	$23.65

Income from investment operations:
Net investment income (loss)[b]	0.04	(0.00)[c]
Net realized and unrealized loss[d]	(4.76)	(0.13)

Total from investment operations	(4.72)	(0.13)

Less distributions from:
Net investment income	(0.07)	—
Net realized gain	(0.74)	—

Total distributions	(0.81)	—

Net asset value, end of period	$17.99	$23.52

Total return	(20.83)%[e]	(0.55)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,290	$85,845
Ratio of expenses to average net assets[f,g]	0.00%[h]	0.00%[h]
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.04%	(0.00)%[h]
Portfolio turnover rate[i,j]	6%	0%[k]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 80 for the portfolio turnover rates of the underlying fund.
[k]	Rounds to less than 1%.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Spain ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$22.73	$23.77

Income from investment operations:
Net investment income (loss)[b]	0.44	(0.00)[c]
Net realized and unrealized loss[d]	(4.37)	(1.04)

Total from investment operations	(3.93)	(1.04)

Less distributions from:
Net investment income	(0.39)	—
Net realized gain	(0.31)	—

Total distributions	(0.70)	—

Net asset value, end of period	$18.10	$22.73

Total return	(17.79)%[e]	(4.33)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,740	$56,825
Ratio of expenses to average net assets[f,g]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	4.23%	(0.03)%
Portfolio turnover rate[h,i]	9%	0%[j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 81 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Switzerland ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$24.67	$24.64

Income from investment operations:
Net investment loss[b]	(0.00)[c]	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(1.72)	0.03

Total from investment operations	(1.72)	0.03

Less distributions from:
Net realized gain	(0.82)	—

Total distributions	(0.82)	—

Net asset value, end of period	$22.13	$24.67

Total return	(7.29)%[e]	0.12%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,213	$3,701
Ratio of expenses to average net assets[f,g]	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment loss to average net assets[f]	(0.03)%	(0.04)%
Portfolio turnover rate[h,i]	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 82 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Eurozone[a]	Non-diversified
Currency Hedged MSCI Eurozone	Non-diversified
Currency Hedged MSCI Germany	Non-diversified
Currency Hedged MSCI Italy	Non-diversified
Currency Hedged MSCI Spain	Non-diversified
Currency Hedged MSCI Switzerland	Non-diversified

[a]	The Fund commenced operations on January 5, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Adaptive Currency Hedged MSCI Eurozone
Investments:
Assets:
Exchange-Traded Funds	$2,209,082	$—	$—	$2,209,082
Money Market Funds	1,277	—	—	1,277

Total	$2,210,359	$—	$—	$2,210,359

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$5,246	$—	$5,246
Liabilities:
Forward Currency Contracts	—	(1,564)	—	(1,564)

Total	$—	$3,682	$—	$3,682

Currency Hedged MSCI Eurozone
Investments:
Assets:
Exchange-Traded Funds	$2,248,077,055	$—	$—	$2,248,077,055
Money Market Funds	6,635,977	—	—	6,635,977

Total	$2,254,713,032	$—	$—	$2,254,713,032

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$27,072,796	$—	$27,072,796
Liabilities:
Forward Currency Contracts	—	(18,252,611)	—	(18,252,611)

Total	$—	$8,820,185	$—	$8,820,185

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI Germany
Investments:
Assets:
Exchange-Traded Funds	$809,247,778	$—	$—	$809,247,778
Money Market Funds	6,434,468	—	—	6,434,468

Total	$815,682,246	$—	$—	$815,682,246

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$11,512,392	$—	$11,512,392
Liabilities:
Forward Currency Contracts	—	(11,038,184)	—	(11,038,184)

Total	$—	$474,208	$—	$474,208

Currency Hedged MSCI Italy
Investments:
Assets:
Exchange-Traded Funds	$24,163,181	$—	$—	$24,163,181
Money Market Funds	11,508	—	—	11,508

Total	$24,174,689	$—	$—	$24,174,689

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$1,239,834	$—	$1,239,834
Liabilities:
Forward Currency Contracts	—	(1,045,555)	—	(1,045,555)

Total	$—	$194,279	$—	$194,279

Currency Hedged MSCI Spain
Investments:
Assets:
Exchange-Traded Funds	$59,439,877	$—	$—	$59,439,877
Money Market Funds	30,094	—	—	30,094

Total	$59,469,971	$—	$—	$59,469,971

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$726,472	$—	$726,472
Liabilities:
Forward Currency Contracts	—	(332,205)	—	(332,205)

Total	$—	$394,267	$—	$394,267

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI Switzerland
Investments:
Assets:
Exchange-Traded Funds	$2,212,856	$—	$—	$2,212,856
Money Market Funds	1,159	—	—	1,159

Total	$2,214,015	$—	$—	$2,214,015

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$6,000	$—	$6,000
Liabilities:
Forward Currency Contracts	—	(34,985)	—	(34,985)

Total	$—	$(28,985)	$—	$(28,985)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Eurozone
Citigroup Global Markets Inc.	$2,558,800	$2,558,800	$—
JPMorgan Clearing Corp.	2,079,025	2,079,025	—

	$4,637,825	$4,637,825	$—

Currency Hedged MSCI Germany
Merrill Lynch, Pierce, Fenner & Smith	$5,822,630	$5,822,630	$—

	$5,822,630	$5,822,630	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Adaptive Currency Hedged MSCI Eurozone ETF and the iShares Currency Hedged Eurozone ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to a reduction of investment advisory fees for each Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in the iShares MSCI Eurozone ETF (“EZU”). BFA has also contractually agreed to a reduction of investment advisory fees for each Fund through December 31, 2020 on assets attributable to each Fund’s investments in EZU (and those assets used by each Fund to hedge the currencies in which the securities in EZU are denominated against the U.S. dollar) such that each Fund’s total annual investment advisory fee is equal to EZU’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Germany ETF, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to the iShares Currency Hedged MSCI Italy ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Italy Capped ETF (“EWI”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWI (and those assets used by the Fund to hedge the currencies in which the securities in EWI are denominated against the U.S. dollar) such that the Fund’s total annual

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment advisory fee is equal to EWI’s net total expense ratio after fee waiver plus 0.03%. Additionally, BFA has contractually agreed to a reduction of investment advisory fees through December 31, 2017 of 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Spain ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Spain Capped ETF (“EWP”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWP (and those assets used by the Fund to hedge the currencies in which the securities in EWP are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWP’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Switzerland ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI Switzerland ETF (“EWL”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWL (and those assets used by the Fund to hedge the currencies in which the securities in EWL are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWL’s net total expense ratio after fee waiver plus 0.03%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Eurozone	$14,610
Currency Hedged MSCI Germany	2,980
Currency Hedged MSCI Italy	2,207

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Adaptive Currency Hedged MSCI Eurozone
iShares MSCI Eurozone ETF	—	69,965	(497)	69,468	$2,209,082	$—	$(485)

Currency Hedged MSCI Eurozone
iShares MSCI Eurozone ETF	43,268,307	51,514,888	(24,088,948)	70,694,247	$2,248,077,055	$5,716,951	$(23,277,143)

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	66,150,454	7,790,434	(39,328,066)	34,612,822	$809,247,778	$—	$(133,161,446)

Currency Hedged MSCI Italy
iShares MSCI Italy Capped ETF	5,794,622	2,882,732	(6,535,228)	2,142,126	$24,163,181	$126,938	$(4,601,070)

Currency Hedged MSCI Spain
iShares MSCI Spain Capped ETF	1,803,521	1,025,568	(455,292)	2,373,797	$59,439,877	$1,335,344	$(1,798,347)

Currency Hedged MSCI Switzerland
iShares MSCI Switzerland Capped ETF	115,520	136,703	(174,113)	78,110	$2,212,856	$—	$(279,260)

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Eurozone	$5,376	$16,498
Currency Hedged MSCI Eurozone	133,710,455	105,476,405
Currency Hedged MSCI Germany	99,451,592	63,520,233
Currency Hedged MSCI Italy	8,021,473	3,991,713
Currency Hedged MSCI Spain	5,649,138	5,937,903
Currency Hedged MSCI Switzerland	566,185	525,610

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI Eurozone	$2,384,929	$—
Currency Hedged MSCI Eurozone	1,668,014,572	701,320,600
Currency Hedged MSCI Germany	104,942,719	926,745,351
Currency Hedged MSCI Italy	33,431,401	87,617,359
Currency Hedged MSCI Spain	25,081,377	6,529,418
Currency Hedged MSCI Switzerland	3,714,226	4,734,112

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$5,246	$27,072,796	$11,512,392

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$1,239,834	$726,472	$6,000

Liabilities
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$1,564	$18,252,611	$11,038,184

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$1,045,555	$332,205	$34,985

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

Forward currency contracts:
Foreign currency transactions	$(16,447)	$(4,003,894)	$(9,108,032)

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Foreign currency transactions	$4,294,388	$1,153,198	$160,310

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Forward currency contracts	$3,682	$59,758,797	$54,714,124

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Forward currency contracts	$394,300	$672,696	$(16,015)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 29, 2016:

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Average amounts purchased in U.S. dollars	$1,208,113	$2,371,929,713	$1,877,701,199
Average amounts sold in U.S. dollars	$2,871,346	$4,305,795,281	$3,202,559,765

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Average amounts purchased in U.S. dollars	$111,944,836	$52,851,793	$4,405,993
Average amounts sold in U.S. dollars	$189,837,150	$117,327,221	$8,551,337

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 29, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$5,246	$(1,564)	$3,682

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$27,072,796	$(18,252,611)	$8,820,185

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$11,512,392	$(9,522,788)	$1,989,604

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$1,239,834	$(1,033,829)	$206,005

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$726,472	$(332,205)	$394,267

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$6,000	$(6,000)	$—

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$1,564	$(1,564)	$—

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$18,252,611	$(18,252,611)	$—

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$11,038,184	$(9,522,788)	$1,515,396

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$1,045,555	$(1,033,829)	$11,726

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$332,205	$(332,205)	$—

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$34,985	$(6,000)	$28,985

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares Currency Hedged MSCI Germany ETF, iShares Currency Hedged MSCI Italy ETF, iShares Currency Hedged MSCI Spain ETF and iShares Currency Hedged MSCI Switzerland ETF each invests all or substantially all of its assets indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Currency Hedged MSCI Italy	$124,334
Currency Hedged MSCI Spain	202,455

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI Eurozone	$2,374,599	$—	$(164,240)	$(164,240)
Currency Hedged MSCI Eurozone	2,665,499,238	—	(410,786,206)	(410,786,206)
Currency Hedged MSCI Germany	1,049,787,519	—	(234,105,273)	(234,105,273)
Currency Hedged MSCI Italy	32,343,553	—	(8,168,864)	(8,168,864)
Currency Hedged MSCI Spain	75,120,484	—	(15,650,513)	(15,650,513)
Currency Hedged MSCI Switzerland	2,584,817	—	(370,802)	(370,802)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Adaptive Currency Hedged MSCI Eurozone ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 1-2, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge, an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group. The Board accepted management’s statement that the Fund’s pricing reflects the additional complexity associated with the Fund’s currency hedging strategy, as compared to several of the competitor funds as determined by Broadridge, which are not currency hedged.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that to the extent that the Fund invests in the unhedged iShares MSCI Eurozone ETF (“EZU”), Fund shareholders would benefit from breakpoints in EZU’s investment advisory fee rate as the assets of EZU, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interests of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Eurozone	$0.048251	$0.135980	$—	$0.184231	26%	74%	—%	100%
Currency Hedged MSCI Germany	—	0.214484	—	0.214484	—	100	—	100
Currency Hedged MSCI Italy	0.071229	0.735163	—	0.806392	9	91	—	100
Currency Hedged MSCI Spain	0.385328	0.311972	—	0.697300	55	45	—	100
Currency Hedged MSCI Switzerland	—	0.824268	—	0.824268	—	100	—	100

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Financial Information

February 29, 2016

iShares, Inc.

iShares MSCI Eurozone ETF  |  EZU  |  NYSE Arca

iShares MSCI Germany ETF  |  EWG  |  NYSE Arca

iShares MSCI Italy Capped ETF  |  EWI  |  NYSE Arca

iShares MSCI Spain Capped ETF  |  EWP  |  NYSE Arca

iShares MSCI Switzerland Capped ETF  |  EWL  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.16%

AUSTRIA — 0.58%
Andritz AG	289,741	$13,894,499
Erste Group Bank AGa	1,030,660	26,568,770
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	554,714	14,573,882
Raiffeisen Bank International AGa	426,478	5,685,793
Voestalpine AG	414,470	12,024,144

		72,747,090
BELGIUM — 4.69%
Ageas	750,254	27,720,491
Anheuser-Busch InBev SA/NV	2,950,430	332,119,890
Colruyt SA	261,636	14,060,521
Delhaize Group	381,483	38,739,212
Groupe Bruxelles Lambert SA	297,113	22,733,562
KBC Groep NV	920,812	48,924,866
Proximus SADP	564,924	17,846,767
Solvay SA	270,163	25,095,220
Telenet Group Holding NVa	196,188	10,316,271
UCB SA	465,794	34,648,194
Umicore SA	352,893	15,995,032

		588,200,026
FINLAND — 3.36%
Elisa OYJ	527,078	18,835,996
Fortum OYJ	1,699,008	22,577,284
Kone OYJ Class B	1,232,564	54,841,989
Metso OYJ	411,634	9,124,125
Neste OYJ	482,404	15,153,355
Nokia OYJ	15,296,961	93,160,238
Nokia OYJ New[a]	5,868,049	35,628,697
Nokian Renkaat OYJ	418,505	13,782,767
Orion OYJ Class B	375,333	12,723,927
Sampo OYJ Class A	1,631,396	73,527,188
Stora Enso OYJ Class R	1,993,739	16,507,188
UPM-Kymmene OYJ	1,938,957	32,971,016
Wartsila OYJ Abp	541,681	21,853,367

		420,687,137
FRANCE — 32.87%
Accor SA	772,109	32,844,314
Aeroports de Paris	109,782	12,900,528
Air Liquide SA	1,266,579	132,363,082
Airbus Group SE	2,165,049	140,628,536

Security	Shares	Value
Alstom SAa,b	564,123	$12,363,161
ArcelorMittal[b]	3,617,883	14,053,367
Arkema SA	243,592	14,927,667
Atos SE	320,149	23,393,449
AXA SA	7,186,610	158,475,798
BNP Paribas SA	3,878,725	181,220,473
Bollore SA	3,171,557	12,250,729
Bouygues SA	750,289	29,401,151
Bureau Veritas SA	983,445	19,634,834
Cap Gemini SA	593,416	49,454,342
Carrefour SA	2,024,281	53,656,388
Casino Guichard Perrachon SAb	202,960	9,162,865
Christian Dior SE	198,932	35,091,890
Cie. de Saint-Gobain	1,755,889	68,244,210
Cie. Generale des Etablissements Michelin Class B	685,854	62,150,917
CNP Assurances	613,464	9,091,871
Credit Agricole SA	3,835,286	39,947,076
Danone SA	2,162,817	150,941,100
Dassault Systemes	472,250	35,862,191
Edenred	750,045	13,186,078
Electricite de France SA	941,212	9,945,506
Engie SA	5,480,024	85,057,482
Essilor International SA	755,229	89,978,160
Eurazeo SA	147,238	8,629,401
Eutelsat Communications SA	633,905	19,247,667
Fonciere des Regions	113,360	9,308,058
Gecina SA	128,946	15,972,119
Groupe Eurotunnel SE Registered	1,726,198	17,351,184
Hermes International	96,914	33,117,457
ICADE	126,499	8,821,382
Iliad SA	96,997	23,834,427
Imerys SA	131,002	7,942,586
Ingenico Group SA	202,581	20,523,470
JCDecaux SA	276,661	10,881,940
Kering	277,188	48,399,415
Klepierre	816,639	34,081,935
L’Oreal SA	924,071	156,631,733
Lagardere SCA	438,824	12,680,611
Legrand SA	983,053	49,043,486
LVMH Moet Hennessy Louis Vuitton SE	1,022,528	170,876,114
Natixis SA	3,364,440	18,044,205

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
Numericable-SFR SA	396,377	$14,507,575
Orange SA	7,296,209	126,962,079
Pernod Ricard SA	782,255	83,389,513
Peugeot SAa	1,612,044	24,311,747
Publicis Groupe SA	695,938	43,222,769
Remy Cointreau SA	91,660	6,344,087
Renault SA	704,266	64,385,644
Rexel SA	1,093,130	13,433,347
Safran SA	1,148,396	71,510,842
Sanofi	4,312,343	342,937,406
Schneider Electric SE	2,044,952	121,695,824
SCOR SE	574,365	20,129,585
SES SA	1,193,919	31,406,495
Societe BIC SA	107,144	14,878,136
Societe Generale SA	2,650,252	93,372,066
Sodexo SA	347,296	35,346,801
STMicroelectronics NV	2,317,374	13,335,028
Suez Environnement Co.	1,192,415	20,658,642
Technip SA	386,921	19,235,819
Thales SA	389,456	31,064,434
Total SA	8,050,101	361,900,473
Unibail-Rodamco SE	363,800	90,817,184
Valeo SA	291,831	40,523,980
Veolia Environnement SA	1,749,677	39,714,229
Vinci SA	1,761,739	122,165,389
Vivendi SA	4,270,163	88,758,354
Wendel SA	105,927	10,077,719
Zodiac Aerospace	739,887	12,380,436

		4,120,079,958
GERMANY — 27.54%
adidas AG	768,028	82,164,970
Allianz SE Registered	1,673,983	249,639,446
Axel Springer SE	165,212	8,379,580
BASF SE	3,366,788	220,149,533
Bayer AG Registered	3,032,134	317,694,994
Bayerische Motoren Werke AG	1,207,926	98,632,293
Beiersdorf AG	371,118	32,238,906
Brenntag AG	568,608	27,647,497
Commerzbank AGa	3,888,816	31,686,229
Continental AG	403,044	80,841,427
Daimler AG Registered	3,527,772	241,868,707
Deutsche Bank AG Registered	5,057,053	87,833,454
Deutsche Boerse AG	709,456	58,716,375
Deutsche Lufthansa AG Registered[a]	866,014	12,971,240

Security	Shares	Value
Deutsche Post AG Registered	3,540,854	$84,390,872
Deutsche Telekom AG Registered	11,821,908	198,713,651
Deutsche Wohnen AG Bearer	1,248,555	33,067,557
E.ON SE	7,390,936	67,336,777
Evonik Industries AG	509,961	15,415,013
Fraport AG Frankfurt Airport Services Worldwide	154,509	8,946,421
Fresenius Medical Care AG & Co. KGaA	802,333	67,797,951
Fresenius SE & Co. KGaA	1,399,773	92,593,835
GEA Group AG	671,268	29,666,979
Hannover Rueck SE	221,573	22,823,119
HeidelbergCement AG	510,882	37,585,751
Henkel AG & Co. KGaA	379,227	33,602,611
HUGO BOSS AG	243,619	13,907,563
Infineon Technologies AG	4,143,787	50,719,905
K+S AG Registered	705,845	14,859,386
Kabel Deutschland Holding AG	83,121	10,309,474
Lanxess AG	335,236	13,985,408
Linde AG	682,284	95,261,657
MAN SE	134,398	13,799,852
Merck KGaA	475,165	40,482,350
METRO AG	646,257	15,936,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	613,606	121,041,881
Osram Licht AG	327,660	15,365,782
ProSiebenSat.1 Media SE Registered	805,101	41,355,352
QIAGEN NVa	818,105	17,502,681
RTL Group SAa	145,542	12,206,726
RWE AG	1,819,709	20,839,743
SAP SE	3,605,944	274,027,672
Siemens AG Registered	2,907,260	269,958,233
Symrise AG	458,071	29,434,993
Telefonica Deutschland Holding AG	2,594,500	12,601,174
ThyssenKrupp AG	1,343,608	22,796,301
United Internet AG Registered[c]	451,652	22,137,398
Volkswagen AGb	129,397	18,108,809
Vonovia SE	1,711,638	53,412,901
Zalando SEa,d	314,819	9,854,941

		3,452,311,588

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
IRELAND — 1.69%
Bank of Ireland[a]	100,599,713	$28,638,340
CRH PLC	3,034,458	78,141,059
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	589,786	51,554,944
Paddy Power Betfair PLC	296,742	45,091,149
Ryanair Holdings PLC	42,432	658,603
Ryanair Holdings PLC ADR	92,604	7,701,875

		211,785,975
ITALY — 6.86%
Assicurazioni Generali SpA	4,306,345	59,938,761
Atlantia SpA	1,523,064	37,747,940
Banca Monte dei Paschi di Siena SpA[a,b]	494,108	264,034
Banco Popolare SCa	789,013	6,494,065
CNH Industrial NV	3,477,571	23,181,439
Enel Green Power SpA	7,363,138	14,336,752
Enel SpA	26,739,943	107,617,096
Eni SpA	9,336,877	131,377,569
EXOR SpA	389,067	12,897,823
Ferrari NVa,b	459,181	17,756,678
Fiat Chrysler Automobiles NV	3,299,100	22,744,528
Finmeccanica SpA[a]	1,022,484	10,593,197
Intesa Sanpaolo SpA	46,443,280	118,184,246
Luxottica Group SpA	623,231	35,720,812
Mediobanca SpA	2,114,652	14,383,450
Prysmian SpA	739,643	15,108,794
Saipem SpA[a,b]	22,458,339	9,272,803
Snam SpA	8,153,559	44,101,354
Telecom Italia SpA[a]	42,242,694	41,263,030
Tenaris SA	1,740,431	19,005,211
Terna Rete Elettrica Nazionale SpA	6,090,419	31,790,692
UniCredit SpA	17,492,689	65,306,971
Unione di Banche Italiane SpA	3,313,903	12,804,168
UnipolSai SpA	4,131,660	8,507,140

		860,398,553
NETHERLANDS — 9.95%
Aegon NV	6,663,995	33,510,262
AerCap Holdings NVa,b	323,998	11,576,449
Akzo Nobel NV	911,011	53,689,964
Altice NV Class Aa	1,289,365	18,562,718
Altice NV Class Ba	454,663	6,674,132
ASML Holding NV	1,270,589	116,822,885

Security	Shares	Value
Boskalis Westminster	321,873	$11,740,476
Gemalto NVb	295,532	18,807,434
Heineken Holding NV	372,616	27,069,341
Heineken NV	848,895	68,402,742
ING Groep NV CVA	14,174,171	167,793,339
Koninklijke Ahold NV	3,065,046	67,339,202
Koninklijke DSM NV	666,561	32,989,680
Koninklijke KPN NV	11,788,494	43,665,169
Koninklijke Philips NV	3,491,925	88,915,951
Koninklijke Vopak NV	262,876	11,997,803
NN Group NV	882,826	27,242,269
NXP Semiconductors NVa	496,010	35,335,752
OCI NVa	312,008	5,686,933
Randstad Holding NV	468,507	24,264,173
RELX NV	3,611,671	59,531,055
TNT Express NV	1,838,626	15,720,370
Unilever NV CVA	5,968,163	257,086,287
Wolters Kluwer NV	1,114,798	42,146,628

		1,246,571,014
PORTUGAL — 0.45%
Banco Comercial Portugues SA Registered[a,b]	179,253,257	6,700,008
EDP – Energias de Portugal SA	5,838,059	18,122,935
Galp Energia SGPS SA	1,496,643	16,440,658
Jeronimo Martins SGPS SA	1,084,493	15,348,088

		56,611,689
SPAIN — 10.17%
Abertis Infraestructuras SA	2,017,132	30,355,257
ACS Actividades de Construccion y Servicios SA	754,664	19,650,829
Aena SAa,d	253,616	28,851,815
Amadeus IT Holding SA Class A	1,639,377	66,200,732
Banco Bilbao Vizcaya Argentaria SA	23,434,964	149,087,422
Banco de Sabadell SA	18,930,118	30,174,025
Banco Popular Espanol SA	6,508,004	15,613,372
Banco Santander SA	53,165,582	216,799,837
Bankia SA	17,768,887	15,175,136
Bankinter SA	2,679,698	17,758,010
CaixaBank SA	9,910,616	28,503,908
Distribuidora Internacional de Alimentacion SA	2,344,305	11,829,221
Enagas SA	391,608	11,048,153

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
Endesa SA	1,300,541	$23,570,560
Ferrovial SA	1,807,958	35,025,916
Gas Natural SDG SA	1,447,646	25,363,659
Grifols SA	1,108,541	24,330,607
Iberdrola SA	20,472,641	132,666,515
Industria de Diseno Textil SA	4,036,263	125,515,945
International Consolidated Airlines Group SA	3,097,538	23,720,965
Mapfre SA	4,440,135	8,683,974
Red Electrica Corp. SA	208,608	16,580,404
Repsol SA	4,128,317	42,721,082
Telefonica SA	16,681,534	167,550,503
Zardoya Otis SA	756,056	8,091,704

		1,274,869,551

TOTAL COMMON STOCKS
(Cost: $14,801,045,130)		12,304,262,581

PREFERRED STOCKS — 1.77%

GERMANY — 1.56%
Bayerische Motoren Werke AG	202,599	13,738,563
Fuchs Petrolub SE	259,298	10,656,827
Henkel AG & Co. KGaA	655,055	66,078,886
Porsche Automobil Holding SE	559,816	25,656,753
Volkswagen AG	681,092	79,702,381

		195,833,410
ITALY — 0.21%
Intesa Sanpaolo SpA	3,518,772	8,327,197
Telecom Italia SpA	22,253,116	17,251,808

		25,579,005

TOTAL PREFERRED STOCKS
(Cost: $324,658,023)		221,412,415

RIGHTS — 0.00%

ITALY — 0.00%
Enel Green Power SpA[a]	7,612,245	331

		331
SPAIN — 0.00%
Banco Popular Espanol SAa	6,638,030	151,463

		151,463

TOTAL RIGHTS
(Cost: $146,475)		151,794

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	34,886,334	$34,886,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	1,770,441	1,770,441
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	287,561	287,561

		36,944,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,944,336)		36,944,336

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $15,162,793,964)		12,562,771,126
Other Assets, Less Liabilities — (0.22)%		(27,281,450)

NET ASSETS — 100.00%		$12,535,489,676

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.09%

AIR FREIGHT & LOGISTICS — 2.31%
Deutsche Post AG Registered	4,788,623	$114,129,549

		114,129,549
AIRLINES — 0.35%
Deutsche Lufthansa AG Registered[a]	1,147,895	17,193,281

		17,193,281
AUTO COMPONENTS — 2.21%
Continental AG	543,646	109,042,979

		109,042,979
AUTOMOBILES — 9.80%
Bayerische Motoren Werke AG	1,636,311	133,611,749
Daimler AG Registered	4,758,504	326,249,318
Volkswagen AGb	175,003	24,491,263

		484,352,330
BANKS — 0.87%
Commerzbank AGa	5,260,868	42,865,765

		42,865,765
CAPITAL MARKETS — 2.39%
Deutsche Bank AG Registered	6,816,484	118,392,141

		118,392,141
CHEMICALS — 10.60%
BASF SE	4,539,199	296,811,840
Evonik Industries AG	690,903	20,884,497
K+S AG Registered[b]	945,915	19,913,318
Lanxess AG	452,314	18,869,679
Linde AG	917,909	128,160,021
Symrise AG	609,467	39,163,485

		523,802,840
CONSTRUCTION MATERIALS — 1.04%
HeidelbergCement AG	696,524	51,243,492

		51,243,492
DIVERSIFIED FINANCIAL SERVICES — 1.60%
Deutsche Boerse AG	953,822	78,940,724

		78,940,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.78%
Deutsche Telekom AG Registered	15,936,522	267,875,919
Telefonica Deutschland Holding AG	3,675,125	17,849,640

		285,725,559

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.42%
Osram Licht AG	439,776	$20,623,519

		20,623,519
FOOD & STAPLES RETAILING — 0.44%
METRO AG	880,977	21,724,239

		21,724,239
HEALTH CARE PROVIDERS & SERVICES — 4.37%
Fresenius Medical Care AG & Co. KGaA	1,080,717	91,321,681
Fresenius SE & Co. KGaA	1,885,454	124,721,234

		216,042,915
HOUSEHOLD PRODUCTS — 0.92%
Henkel AG & Co. KGaA	513,573	45,506,765

		45,506,765
INDUSTRIAL CONGLOMERATES — 7.36%
Siemens AG Registered	3,918,578	363,865,768

		363,865,768
INSURANCE — 10.73%
Allianz SE Registered	2,258,532	336,812,667
Hannover Rueck SE	298,001	30,695,582
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	824,557	162,654,750

		530,162,999
INTERNET & CATALOG RETAIL — 0.27%
Zalando SEa,c	426,893	13,363,250

		13,363,250
INTERNET SOFTWARE & SERVICES — 0.60%
United Internet AG Registered[d]	607,876	29,794,605

		29,794,605
LIFE SCIENCES TOOLS & SERVICES — 0.47%
QIAGEN NVa	1,092,776	23,379,040

		23,379,040
MACHINERY — 1.17%
GEA Group AG	903,762	39,942,151
MAN SE	174,177	17,884,320

		57,826,471
MEDIA — 1.95%
Axel Springer SE	220,036	11,160,262
Kabel Deutschland Holding AG	109,372	13,565,378
ProSiebenSat.1 Media SE Registered	1,081,314	55,543,492

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Security	Shares	Value
RTL Group SAa	191,243	$16,039,706

		96,308,838
METALS & MINING — 0.62%
ThyssenKrupp AG	1,817,993	30,844,946

		30,844,946
MULTI-UTILITIES — 2.38%
E.ON SE	9,889,110	90,096,950
RWE AG	2,418,575	27,698,100

		117,795,050
PERSONAL PRODUCTS — 0.87%
Beiersdorf AG	498,162	43,275,180

		43,275,180
PHARMACEUTICALS — 9.76%
Bayer AG Registered	4,086,846	428,203,541
Merck KGaA	638,726	54,417,159

		482,620,700
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.35%
Deutsche Wohnen AG Bearer	1,667,479	44,162,618
Vonovia SE	2,303,014	71,867,217

		116,029,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.38%
Infineon Technologies AG	5,580,955	68,310,825

		68,310,825
SOFTWARE — 7.47%
SAP SE	4,857,097	369,106,947

		369,106,947
TEXTILES, APPAREL & LUXURY GOODS — 2.62%
adidas AG	1,033,964	110,615,265
HUGO BOSS AG	330,527	18,868,911

		129,484,176
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	763,552	37,126,283

		37,126,283
TRANSPORTATION INFRASTRUCTURE — 0.24%
Fraport AG Frankfurt Airport Services Worldwide	205,459	11,896,541

		11,896,541

TOTAL COMMON STOCKS
(Cost: $5,946,321,641)		4,650,777,552

Security	Shares	Value
PREFERRED STOCKS — 5.32%

AUTOMOBILES — 3.24%
Bayerische Motoren Werke AG	269,341	$18,264,444
Porsche Automobil Holding SE	756,757	34,682,695
Volkswagen AG	917,176	107,329,276

		160,276,415
CHEMICALS — 0.28%
Fuchs Petrolub SE	343,475	14,116,398

		14,116,398
HOUSEHOLD PRODUCTS — 1.80%
Henkel AG & Co. KGaA	880,496	88,820,320

		88,820,320

TOTAL PREFERRED STOCKS
(Cost: $420,923,668)		263,213,133

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	19,021,658	19,021,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	965,328	965,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	573,274	573,274

		20,560,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,560,260)		20,560,260

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $6,387,805,569)		4,934,550,945
Other Assets, Less Liabilities — 0.17%		8,402,256

NET ASSETS — 100.00%		$4,942,953,201

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	109	Mar. 2016	Eurex	$28,021,479	$(1,948,850)

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.36%

AEROSPACE & DEFENSE — 2.51%
Finmeccanica SpA[a]	1,859,143	$19,261,199

		19,261,199
AUTOMOBILES — 6.23%
Ferrari NVa	553,999	21,423,321
Fiat Chrysler Automobiles NV	3,827,021	26,384,100

		47,807,421
BANKS — 22.57%
Banca Monte dei Paschi di Siena SpA[a,b]	989,301	528,648
Banco Popolare SCa	1,650,593	13,585,401
Intesa Sanpaolo SpA	36,531,646	92,962,104
UniCredit SpA	13,056,629	48,745,444
Unione di Banche Italiane SpA	4,474,502	17,288,459

		173,110,056
CAPITAL MARKETS — 2.42%
Mediobanca SpA	2,722,431	18,517,444

		18,517,444
DIVERSIFIED FINANCIAL SERVICES — 2.37%
EXOR SpA	547,690	18,156,278

		18,156,278
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.50%
Telecom Italia SpA[a]	27,461,607	26,824,736

		26,824,736
ELECTRIC UTILITIES — 14.72%
Enel SpA	19,904,193	80,106,059
Terna Rete Elettrica Nazionale SpA	6,287,774	32,820,843

		112,926,902
ELECTRICAL EQUIPMENT — 2.58%
Prysmian SpA	967,256	19,758,278

		19,758,278
ENERGY EQUIPMENT & SERVICES — 3.95%
Saipem SpA[a,b]	18,445,604	7,615,989
Tenaris SA	2,079,537	22,708,190

		30,324,179
GAS UTILITIES — 4.42%
Snam SpA	6,265,872	33,891,144

		33,891,144
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.93%
Enel Green Power SpA	3,666,958	7,139,927

		7,139,927

Security	Shares	Value
INSURANCE — 6.41%
Assicurazioni Generali SpA	2,560,437	$35,637,976
UnipolSai SpA	6,557,226	13,501,412

		49,139,388
MACHINERY — 3.58%
CNH Industrial NV	4,116,811	27,442,603

		27,442,603
OIL, GAS & CONSUMABLE FUELS — 13.46%
Eni SpA	7,334,722	103,205,595

		103,205,595
TEXTILES, APPAREL & LUXURY GOODS — 4.37%
Luxottica Group SpA	585,345	33,549,356

		33,549,356
TRANSPORTATION INFRASTRUCTURE — 4.34%
Atlantia SpA	1,344,214	33,315,284

		33,315,284

TOTAL COMMON STOCKS
(Cost: $1,081,142,682)		754,369,790

PREFERRED STOCKS — 1.83%

BANKS — 0.91%
Intesa Sanpaolo SpA	2,927,576	6,928,127

		6,928,127
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
Telecom Italia SpA	9,113,976	7,065,643

		7,065,643

TOTAL PREFERRED STOCKS
(Cost: $17,619,482)		13,993,770

RIGHTS — 0.00%

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.00%
Enel Green Power SpA[a]	3,469,826	151

		151

TOTAL RIGHTS
(Cost: $0)		151

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	7,599,948	7,599,948

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 29, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	385,689	$385,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	11,710	11,710

		7,997,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,997,347)		7,997,347

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $1,106,759,511)		776,361,058
Other Assets, Less Liabilities — (1.23)%		(9,418,847)

NET ASSETS — 100.00%		$766,942,211

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 100.17%

AIRLINES — 2.74%
International Consolidated Airlines Group SA	3,321,034	$25,432,499

		25,432,499
BANKS — 34.56%
Banco Bilbao Vizcaya Argentaria SA	12,210,909	77,682,771
Banco de Sabadell SA	19,023,102	30,322,239
Banco Popular Espanol SAa	7,464,303	17,907,631
Banco Santander SA	31,355,378	127,861,684
Bankia SA	20,532,574	17,535,403
Bankinter SA	3,206,799	21,251,040
CaixaBank SA	9,762,626	28,078,274

		320,639,042
BIOTECHNOLOGY — 2.88%
Grifols SA	1,219,102	26,757,235

		26,757,235
CONSTRUCTION & ENGINEERING — 5.78%
ACS Actividades de Construccion y Servicios SA	836,057	21,770,236
Ferrovial SA	1,642,002	31,810,818

		53,581,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.65%
Telefonica SA	8,910,310	89,495,782

		89,495,782
ELECTRIC UTILITIES — 12.69%
Endesa SA	1,341,382	24,310,749
Iberdrola SA	9,265,327	60,041,039
Red Electrica Corp. SA	419,671	33,355,934

		117,707,722
FOOD & STAPLES RETAILING — 1.76%
Distribuidora Internacional de Alimentacion SA	3,231,955	16,308,249

		16,308,249
GAS UTILITIES — 5.67%
Enagas SA	947,894	26,742,248
Gas Natural SDG SA	1,476,431	25,867,991

		52,610,239
INSURANCE — 1.43%
Mapfre SA	6,790,409	13,280,617

		13,280,617

Security	Shares	Value
IT SERVICES — 4.50%
Amadeus IT Holding SA Class A	1,034,718	$41,783,610

		41,783,610
MACHINERY — 1.55%
Zardoya Otis SA	1,346,031	14,405,923

		14,405,923
OIL, GAS & CONSUMABLE FUELS — 4.19%
Repsol SA	3,755,783	38,865,986

		38,865,986
SPECIALTY RETAIL — 6.32%
Industria de Diseno Textil SA	1,885,992	58,648,821

		58,648,821
TRANSPORTATION INFRASTRUCTURE — 6.45%
Abertis Infraestructuras SA	2,018,518	30,376,114
Aena SAb,c	259,150	29,481,373

		59,857,487

TOTAL COMMON STOCKS
(Cost: $1,453,517,692)		929,374,266

RIGHTS — 0.02%

BANKS — 0.02%
Banco Popular Espanol SAa,b	7,616,633	173,793

		173,793

TOTAL RIGHTS
(Cost: $168,069)		173,793

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	64,142	64,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	3,255	3,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	60,827	60,827

		128,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,224)		128,224

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $1,453,813,985)	$929,676,283
Other Assets, Less Liabilities — (0.20)%	(1,899,815)

NET ASSETS — 100.00%	$927,776,468

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.89%

BIOTECHNOLOGY — 1.71%
Actelion Ltd. Registered	138,547	$19,391,016

		19,391,016
BUILDING PRODUCTS — 1.65%
Geberit AG Registered	51,469	18,670,431

		18,670,431
CAPITAL MARKETS — 9.07%
Credit Suisse Group AG Registered	2,056,184	27,746,097
Julius Baer Group Ltd.	326,066	13,114,663
Partners Group Holding AG	28,072	10,224,014
UBS Group AG	3,359,282	51,738,339

		102,823,113
CHEMICALS — 7.71%
EMS-Chemie Holding AG Registered	17,275	8,065,136
Givaudan SA Registered	11,985	22,562,123
Sika AG Bearer	3,347	12,779,760
Syngenta AG Registered	109,168	44,028,901

		87,435,920
CONSTRUCTION MATERIALS — 1.99%
LafargeHolcim Ltd. Registered	567,630	22,551,324

		22,551,324
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Pargesa Holding SA Bearer	88,528	5,230,796

		5,230,796
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.48%
Swisscom AG Registered	34,204	16,799,796

		16,799,796
ELECTRICAL EQUIPMENT — 4.00%
ABB Ltd. Registered	2,522,421	45,332,667

		45,332,667
ENERGY EQUIPMENT & SERVICES — 0.46%
Transocean Ltd.[a]	596,084	5,248,651

		5,248,651
FOOD PRODUCTS — 20.98%
Aryzta AG	152,179	7,297,258
Barry Callebaut AG Registered	6,023	6,361,643
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,729	9,929,598

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	165	$11,368,599
Nestle SA Registered	2,884,699	203,029,518

		237,986,616
HEALTH CARE EQUIPMENT & SUPPLIES — 0.90%
Sonova Holding AG Registered	84,920	10,239,851

		10,239,851
INSURANCE — 8.56%
Baloise Holding AG Registered	83,549	10,569,452
Swiss Life Holding AG Registered	51,094	12,517,004
Swiss Re AG	417,805	37,271,058
Zurich Insurance Group AG	172,413	36,784,902

		97,142,416
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Lonza Group AG Registered	82,852	12,644,080

		12,644,080
MACHINERY — 2.04%
Schindler Holding AG Participation Certificates	70,997	11,939,756
Schindler Holding AG Registered	45,533	7,762,554
Sulzer AG Registered[a]	35,970	3,401,982

		23,104,292
MARINE — 1.01%
Kuehne + Nagel International AG Registered	87,835	11,464,408

		11,464,408
PHARMACEUTICALS — 26.33%
Galenica AG Registered	1,781	2,689,382
Novartis AG Registered	1,940,893	139,623,477
Roche Holding AG	605,933	156,350,182

		298,663,041
PROFESSIONAL SERVICES — 2.63%
Adecco SA Registered	238,881	13,970,701
SGS SA Registered	7,839	15,882,633

		29,853,334
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Swiss Prime Site AG Registered	119,102	9,978,978

		9,978,978
SPECIALTY RETAIL — 0.59%
Dufry AG Registered[a,b]	63,402	6,671,215

		6,671,215

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 5.33%
Cie. Financiere Richemont SA Class A Registered	602,766	$38,610,915
Swatch Group AG (The) Bearer[a]	42,241	14,737,698
Swatch Group AG (The) Registered	102,250	7,145,181

		60,493,794

TOTAL COMMON STOCKS
(Cost: $1,311,263,067)		1,121,725,739

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	22,304,143	22,304,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,131,910	1,131,910
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	38,027	38,027

		23,474,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,474,080)		23,474,080

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $1,334,737,147)		1,145,199,819
Other Assets, Less Liabilities — (0.96)%		(10,902,641)

NET ASSETS — 100.00%		$1,134,297,178

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$15,125,849,628	$6,367,245,309	$1,098,762,164
Affiliated (Note 2)	36,944,336	20,560,260	7,997,347

Total cost of investments	$15,162,793,964	$6,387,805,569	$1,106,759,511

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,525,826,790	$4,913,990,685	$768,363,711
Affiliated (Note 2)	36,944,336	20,560,260	7,997,347

Total fair value of investments	12,562,771,126	4,934,550,945	776,361,058
Foreign currency, at value[b]	1,247,522	13,519,145	112,360
Foreign currency pledged to broker, at value[b]	—	4,802,798	—
Receivables:
Investment securities sold	28,412,943	3,596,244	26,039,448
Dividends and interest	2,944,266	8,055	25,823
Tax reclaims	6,976,970	13,962,448	317

Total Assets	12,602,352,827	4,970,439,635	802,539,006

LIABILITIES
Payables:
Investment securities purchased	20,323,037	3,608,936	27,265,160
Collateral for securities on loan (Note 1)	36,656,775	19,986,986	7,985,637
Capital shares redeemed	4,853,856	—	—
Futures variation margin	—	1,948,850	—
Securities related to in-kind transactions (Note 4)	26,473	—	50,277
Investment advisory fees (Note 2)	5,003,010	1,941,662	295,721

Total Liabilities	66,863,151	27,486,434	35,596,795

NET ASSETS	$12,535,489,676	$4,942,953,201	$766,942,211

Net assets consist of:
Paid-in capital	$15,619,576,248	$6,674,620,652	$1,288,452,808
Undistributed net investment income (accumulated net investment loss)	25,835,100	(741,951)	47,095
Accumulated net realized loss	(509,616,281)	(275,277,344)	(191,155,674)
Net unrealized depreciation	(2,600,305,391)	(1,455,648,156)	(330,402,018)

NET ASSETS	$12,535,489,676	$4,942,953,201	$766,942,211

Shares outstanding[c]	390,400,000	209,700,000	67,350,000

Net asset value per share	$32.11	$23.57	$11.39

[a]	Securities on loan with values of $34,221,557, $19,029,154 and $7,476,980, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $1,268,197, $18,454,713 and $115,132, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,453,685,761	$1,311,263,067
Affiliated (Note 2)	128,224	23,474,080

Total cost of investments	$1,453,813,985	$1,334,737,147

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$929,548,059	$1,121,725,739
Affiliated (Note 2)	128,224	23,474,080

Total fair value of investments	929,676,283	1,145,199,819
Foreign currency, at value[b]	624,537	4,665,133
Receivables:
Investment securities sold	13,709,434	8,626,378
Interest	84	116,420
Tax reclaims	71,018	8,279,319

Total Assets	944,081,356	1,166,887,069

LIABILITIES
Payables:
Investment securities purchased	13,450,444	8,722,019
Collateral for securities on loan (Note 1)	67,397	23,436,053
Capital shares redeemed	2,421,731	—
Investment advisory fees (Note 2)	365,316	431,819

Total Liabilities	16,304,888	32,589,891

NET ASSETS	$927,776,468	$1,134,297,178

Net assets consist of:
Paid-in capital	$1,685,566,558	$1,371,750,246
Undistributed net investment income	6,729,762	3,150,180
Accumulated net realized loss	(240,382,646)	(50,493,967)
Net unrealized depreciation	(524,137,206)	(190,109,281)

NET ASSETS	$927,776,468	$1,134,297,178

Shares outstanding[c]	36,750,000	39,750,000

Net asset value per share	$25.25	$28.54

[a]	Securities on loan with values of $58,056 and $22,313,962, respectively. See Note 1.
[b]	Cost of foreign currency: $624,537 and $4,676,121, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,285,785	$17,176,607	$5,824,091
Interest — affiliated (Note 2)	4,692	755	310
Securities lending income — affiliated — net (Note 2)	2,532,297	59,645	172,348

Total investment income	81,822,774	17,237,007	5,996,749

EXPENSES
Investment advisory fees (Note 2)	29,951,279	13,888,149	2,573,597

Total expenses	29,951,279	13,888,149	2,573,597

Net investment income	51,871,495	3,348,858	3,423,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(104,453,470)	(15,656,434)	(34,184,376)
In-kind redemptions — unaffiliated	31,571,483	(20,178,548)	(14,313,933)
Futures contracts	—	(2,424,074)	—
Foreign currency transactions	(437,486)	(877,742)	(189,870)

Net realized loss	(73,319,473)	(39,136,798)	(48,688,179)

Net change in unrealized appreciation/depreciation on:
Investments	(1,533,309,704)	(633,815,066)	(215,217,690)
Futures contracts	—	396,213	—
Translation of assets and liabilities in foreign currencies	(228,462)	30,339	(10,729)

Net change in unrealized appreciation/depreciation	(1,533,538,166)	(633,388,514)	(215,228,419)

Net realized and unrealized loss	(1,606,857,639)	(672,525,312)	(263,916,598)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,554,986,144)	$(669,176,454)	$(260,493,446)

[a]	Net of foreign withholding tax of $10,151,685, $2,787,183 and $947,644, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$24,585,984	$5,952,765
Interest — affiliated (Note 2)	712	269
Securities lending income — affiliated — net (Note 2)	88,659	181,315

Total investment income	24,675,355	6,134,349

EXPENSES
Investment advisory fees (Note 2)	3,262,274	2,725,189

Total expenses	3,262,274	2,725,189

Net investment income	21,413,081	3,409,160

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(47,305,231)	(7,061,269)
In-kind redemptions — unaffiliated	(73,896,942)	12,355,533
Foreign currency transactions	67,153	37,366

Net realized gain (loss)	(121,135,020)	5,331,630

Net change in unrealized appreciation/depreciation on:
Investments	(183,988,959)	(138,756,462)
Translation of assets and liabilities in foreign currencies	(19,611)	(226,858)

Net change in unrealized appreciation/depreciation	(184,008,570)	(138,983,320)

Net realized and unrealized loss	(305,143,590)	(133,651,690)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,730,509)	$(130,242,530)

[a]	Net of foreign withholding tax of $1,582,955 and $1,189,322, respectively.

See notes to financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$51,871,495	$225,781,969	$3,348,858	$121,304,245
Net realized gain (loss)	(73,319,473)	48,868,113	(39,136,798)	126,916,177
Net change in unrealized appreciation/depreciation	(1,533,538,166)	(1,145,598,692)	(633,388,514)	(857,695,814)

Net decrease in net assets resulting from operations	(1,554,986,144)	(870,948,610)	(669,176,454)	(609,475,392)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,246,470)	(233,277,080)	—	(127,874,456)

Total distributions to shareholders	(31,246,470)	(233,277,080)	—	(127,874,456)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,139,959,708	5,243,729,213	414,524,633	3,934,318,439
Cost of shares redeemed	(1,152,853,246)	(2,707,524,817)	(1,409,451,298)	(1,387,346,200)

Net increase (decrease) in net assets from capital share transactions	3,987,106,462	2,536,204,396	(994,926,665)	2,546,972,239

INCREASE (DECREASE) IN NET ASSETS	2,400,873,848	1,431,978,706	(1,664,103,119)	1,809,622,391

NET ASSETS
Beginning of period	10,134,615,828	8,702,637,122	6,607,056,320	4,797,433,929

End of period	$12,535,489,676	$10,134,615,828	$4,942,953,201	$6,607,056,320

Undistributed (distributions in excess of) net investment income or accumulated net loss included in net assets at end of period	$25,835,100	$5,210,075	$(741,951)	$(4,090,809)

SHARES ISSUED AND REDEEMED
Shares sold	144,900,000	136,000,000	16,200,000	135,600,000
Shares redeemed	(35,700,000)	(72,500,000)	(57,300,000)	(50,400,000)

Net increase (decrease) in shares outstanding	109,200,000	63,500,000	(41,100,000)	85,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped ETF		iShares MSCI Spain Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,423,152	$24,227,811	$21,413,081	$65,134,793
Net realized loss	(48,688,179)	(44,864,340)	(121,135,020)	(29,776,219)
Net change in unrealized appreciation/depreciation	(215,228,419)	(76,897,587)	(184,008,570)	(436,158,087)

Net decrease in net assets resulting from operations	(260,493,446)	(97,534,116)	(283,730,509)	(400,799,513)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,315,230)	(24,941,571)	(24,587,962)	(77,875,309)

Total distributions to shareholders	(3,315,230)	(24,941,571)	(24,587,962)	(77,875,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	265,361,545	342,752,870	30,930,632	635,385,021
Cost of shares redeemed	(312,047,902)	(699,700,191)	(460,926,293)	(963,657,247)

Net decrease in net assets from capital share transactions	(46,686,357)	(356,947,321)	(429,995,661)	(328,272,226)

DECREASE IN NET ASSETS	(310,495,033)	(479,423,008)	(738,314,132)	(806,947,048)

NET ASSETS
Beginning of period	1,077,437,244	1,556,860,252	1,666,090,600	2,473,037,648

End of period	$766,942,211	$1,077,437,244	$927,776,468	$1,666,090,600

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$47,095	$(60,827)	$6,729,762	$9,904,643

SHARES ISSUED AND REDEEMED
Shares sold	17,850,000	23,100,000	1,050,000	18,075,000
Shares redeemed	(23,550,000)	(47,250,000)	(16,425,000)	(26,850,000)

Net decrease in shares outstanding	(5,700,000)	(24,150,000)	(15,375,000)	(8,775,000)

See notes to financial statements.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,409,160	$28,397,908
Net realized gain	5,331,630	173,784,011
Net change in unrealized appreciation/depreciation	(138,983,320)	(251,839,482)

Net decrease in net assets resulting from operations	(130,242,530)	(49,657,563)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(28,746,817)

Total distributions to shareholders	—	(28,746,817)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	161,370,117	875,666,580
Cost of shares redeemed	(96,994,347)	(669,255,531)

Net increase in net assets from capital share transactions	64,375,770	206,411,049

INCREASE (DECREASE) IN NET ASSETS	(65,866,760)	128,006,669

NET ASSETS
Beginning of period	1,200,163,938	1,072,157,269

End of period	$1,134,297,178	$1,200,163,938

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,150,180	$(258,980)

SHARES ISSUED AND REDEEMED
Shares sold	5,250,000	25,875,000
Shares redeemed	(3,125,000)	(20,125,000)

Net increase in shares outstanding	2,125,000	5,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	77

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$36.04	$39.98	$34.64	$29.09	$31.55	$30.75

Income from investment operations:
Net investment income[a]	0.14	0.96	1.18	0.92	1.02	1.23
Net realized and unrealized gain (loss)[b]	(3.99)	(3.95)	5.10	5.55	(2.38)	0.71

Total from investment operations	(3.85)	(2.99)	6.28	6.47	(1.36)	1.94

Less distributions from:
Net investment income	(0.08)	(0.95)	(0.94)	(0.92)	(1.10)	(1.14)

Total distributions	(0.08)	(0.95)	(0.94)	(0.92)	(1.10)	(1.14)

Net asset value, end of period	$32.11	$36.04	$39.98	$34.64	$29.09	$31.55

Total return	(10.71)%[c]	(7.62)%	18.02%	22.43%	(3.99)%	5.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,535,490	$10,134,616	$8,702,637	$3,539,980	$794,226	$738,233
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	0.82%	2.50%	2.89%	2.74%	3.55%	3.38%
Portfolio turnover rate[e]	2%	5%	7%	5%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$26.34	$28.97	$25.61	$21.34	$21.02	$19.45

Income from investment operations:
Net investment income[a]	0.01	0.58	0.59	0.46	0.56	0.86
Net realized and unrealized gain (loss)[b]	(2.78)	(2.70)	3.40	4.24	0.34	1.38

Total from investment operations	(2.77)	(2.12)	3.99	4.70	0.90	2.24

Less distributions from:
Net investment income	—	(0.51)	(0.63)	(0.43)	(0.58)	(0.67)

Total distributions	—	(0.51)	(0.63)	(0.43)	(0.58)	(0.67)

Net asset value, end of period	$23.57	$26.34	$28.97	$25.61	$21.34	$21.02

Total return	(10.52)%[c]	(7.50)%	15.41%	22.11%	4.55%	10.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,942,953	$6,607,056	$4,797,434	$4,655,875	$2,797,029	$2,768,171
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[d]	0.11%	2.03%	1.95%	1.88%	2.72%	3.45%
Portfolio turnover rate[e]	1%	3%	6%	4%	4%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$14.75	$16.02	$13.06	$11.78	$13.58	$15.00

Income from investment operations:
Net investment income[a]	0.04	0.35	0.41	0.36	0.41	0.54
Net realized and unrealized gain (loss)[b]	(3.36)	(1.25)	2.89	1.23	(1.79)	(1.47)

Total from investment operations	(3.32)	(0.90)	3.30	1.59	(1.38)	(0.93)

Less distributions from:
Net investment income	(0.04)	(0.37)	(0.34)	(0.30)	(0.42)	(0.49)
Return of capital	—	—	—	(0.01)	(0.00)[c]	—

Total distributions	(0.04)	(0.37)	(0.34)	(0.31)	(0.42)	(0.49)

Net asset value, end of period	$11.39	$14.75	$16.02	$13.06	$11.78	$13.58

Total return	(22.55)%[d]	(5.66)%	25.20%	13.58%	(9.98)%	(6.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$766,942	$1,077,437	$1,556,860	$717,122	$196,212	$144,612
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	0.63%	2.34%	2.49%	2.78%	3.41%	3.15%
Portfolio turnover rate[f]	9%	22%	24%	45%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$31.96	$40.61	$30.44	$26.28	$35.89	$37.02

Income from investment operations:
Net investment income[a]	0.46	1.32	1.80	1.33	2.12	2.14
Net realized and unrealized gain (loss)[b]	(6.65)	(8.35)	9.53	4.07	(8.93)	(1.36)

Total from investment operations	(6.19)	(7.03)	11.33	5.40	(6.81)	0.78

Less distributions from:
Net investment income	(0.52)	(1.62)	(1.16)	(1.24)	(2.80)	(1.91)

Total distributions	(0.52)	(1.62)	(1.16)	(1.24)	(2.80)	(1.91)

Net asset value, end of period	$25.25	$31.96	$40.61	$30.44	$26.28	$35.89

Total return	(19.52)%[c]	(17.63)%	37.39%	20.88%	(19.36)%	1.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$927,776	$1,666,091	$2,473,038	$417,778	$195,093	$180,360
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	3.12%	3.70%	4.48%	4.45%	7.60%	5.31%
Portfolio turnover rate[e]	6%	15%	15%	24%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$31.90	$33.64	$29.36	$23.85	$24.67	$21.64

Income from investment operations:
Net investment income[a]	0.09	0.83	0.80	0.67	0.63	0.59
Net realized and unrealized gain (loss)[b]	(3.45)	(1.77)	4.27	5.44	(0.80)	2.97

Total from investment operations	(3.36)	(0.94)	5.07	6.11	(0.17)	3.56

Less distributions from:
Net investment income	—	(0.80)	(0.79)	(0.60)	(0.65)	(0.53)

Total distributions	—	(0.80)	(0.79)	(0.60)	(0.65)	(0.53)

Net asset value, end of period	$28.54	$31.90	$33.64	$29.36	$23.85	$24.67

Total return	(10.53)%[c]	(2.92)%	17.21%	25.71%	(0.53)%	16.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,134,297	$1,200,164	$1,072,157	$902,860	$554,570	$524,159
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	0.60%	2.49%	2.41%	2.38%	2.73%	2.35%
Portfolio turnover rate[e]	3%	7%	5%	13%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy Capped	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Switzerland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Eurozone
Investments:
Assets:
Common Stocks	$12,304,262,574	$—	$7	$12,304,262,581
Preferred Stocks	221,412,415	—	—	221,412,415
Rights	151,463	331	—	151,794
Money Market Funds	36,944,336	—	—	36,944,336

Total	$12,562,770,788	$331	$7	$12,562,771,126

MSCI Germany
Investments:
Assets:
Common Stocks	$4,650,777,552	$—	$—	$4,650,777,552
Preferred Stocks	263,213,133	—	—	263,213,133
Money Market Funds	20,560,260	—	—	20,560,260

Total	$4,934,550,945	$—	$—	$4,934,550,945

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,948,850)	$—	$—	$(1,948,850)

Total	$(1,948,850)	$—	$—	$(1,948,850)

MSCI Italy Capped
Investments:
Assets:
Common Stocks	$754,369,790	$—	$—	$754,369,790
Preferred Stocks	13,993,770	—	—	13,993,770
Rights	—	151	—	151
Money Market Funds	7,997,347	—	—	7,997,347

Total	$776,360,907	$151	$—	$776,361,058

MSCI Spain Capped
Investments:
Assets:
Common Stocks	$929,374,266	$—	$—	$929,374,266
Rights	173,793	—	—	173,793
Money Market Funds	128,224	—	—	128,224

Total	$929,676,283	$—	$—	$929,676,283

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Switzerland Capped
Investments:
Assets:
Common Stocks	$1,121,725,739	$—	$—	$1,121,725,739
Money Market Funds	23,474,080	—	—	23,474,080

Total	$1,145,199,819	$—	$—	$1,145,199,819

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

Shares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Barclays Capital Inc.	$482,415	$482,415	$—
Credit Suisse Securities (USA) LLC	7,303,363	7,303,363	—
Deutsche Bank Securities Inc.	3,757,468	3,757,468	—
Goldman Sachs & Co.	7,475,112	7,475,112	—
Jefferies LLC	727	727	—
JPMorgan Clearing Corp.	5,969,117	5,969,117	—
Merrill Lynch, Pierce, Fenner & Smith	1,475,637	1,475,637	—
Morgan Stanley & Co. LLC	4,317,961	4,317,961	—
UBS Securities LLC	3,439,757	3,439,757	—

	$34,221,557	$34,221,557	$—

MSCI Germany
Goldman Sachs & Co.	$19,029,154	$19,029,154	$—

MSCI Italy Capped
Jefferies LLC	$71,536	$71,536	$—
Morgan Stanley & Co. LLC	7,405,444	7,405,444	—

	$7,476,980	$7,476,980	$—

MSCI Spain Capped
UBS Securities LLC	$58,056	$58,056	$—

MSCI Switzerland Capped
Citigroup Global Markets Inc.	$1,803,572	$1,803,572	$—
Goldman Sachs & Co.	13,267,809	13,267,809	—
Merrill Lynch, Pierce, Fenner & Smith	35,370	35,370	—
Morgan Stanley & Co. LLC	5,330,730	5,330,730	—
State Street Bank & Trust Company	161,830	161,830	—
Wells Fargo Securities LLC	1,714,651	1,714,651	—

	$22,313,962	$22,313,962	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$630,283
MSCI Germany	16,948
MSCI Italy Capped	43,851
MSCI Spain Capped	19,803
MSCI Switzerland Capped	43,812

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$12,014,786	$18,138,319
MSCI Germany	1,099,279	5,068,509
MSCI Italy Capped	6,840,182	2,943,761
MSCI Spain Capped	9,961,798	3,267,832
MSCI Switzerland Capped	8,423,353	6,799,700

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$344,599,928	$222,301,808
MSCI Germany	37,536,432	42,058,186
MSCI Italy Capped	102,679,220	101,465,104
MSCI Spain Capped	86,383,746	128,840,891
MSCI Switzerland Capped	29,807,223	29,535,800

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$5,020,994,940	$1,128,267,123
MSCI Germany	412,504,931	1,401,319,637
MSCI Italy Capped	249,483,858	295,488,782
MSCI Spain Capped	26,598,361	411,700,745
MSCI Switzerland Capped	157,156,106	94,301,254

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Germany ETF as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,948,850

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Germany ETF during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(2,424,074)	$396,213

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Germany ETF for the six months ended February 29, 2016:

Average value of contracts purchased	$28,003,971

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI Eurozone ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$70,176,760	$—	$26,644,200	$68,035,542	$30,230,739	$195,087,241
MSCI Germany	29,427,327	3,394,735	27,790,050	28,490,949	32,215,954	121,319,015
MSCI Italy Capped	35,582,636	472,268	2,743,650	18,169,627	9,459,662	66,427,843
MSCI Spain Capped	24,791,486	—	5,946,927	15,120,672	8,619,903	54,478,988
MSCI Switzerland Capped	12,201,097	—	2,837,786	22,569,380	6,955,758	44,564,021

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$15,378,978,268	$131,119,310	$(2,947,326,452)	$(2,816,207,142)
MSCI Germany	6,491,453,500	55,857,619	(1,612,760,174)	(1,556,902,555)
MSCI Italy Capped	1,149,167,939	3,387,261	(376,194,142)	(372,806,881)
MSCI Spain Capped	1,493,642,382	9,840,964	(573,807,063)	(563,966,099)
MSCI Switzerland Capped	1,342,500,068	29,804,796	(227,105,045)	(197,300,249)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-814-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca
➢	iShares MSCI United Kingdom ETF | EWU | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | BATS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the British pound in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the British pound.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -1.80%, net of fees, while the total return for the Index was -0.81%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(6.36)%	(6.35)%	(5.93)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual				Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]		Annualized Expense Ratio [b]
$1,000.00	$982.00	$0.00	[c]	$1,000.00	$1,024.90	$0.00	[c]	0.00%	[d]

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	21.15%
Consumer Staples	20.10
Energy	12.44
Consumer Discretionary	11.23
Health Care	9.88
Industrials	6.66
Telecommunication Services	6.57
Materials	5.71
Utilities	4.55
Information Technology	1.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/29/16

Security	Percentage of Total Investments [2]

HSBC Holdings PLC	5.69%
British American Tobacco PLC	4.63
GlaxoSmithKline PLC	4.31
Royal Dutch Shell PLC Class B	4.12
Royal Dutch Shell PLC Class A	4.10
BP PLC	4.07
Vodafone Group PLC	3.69
AstraZeneca PLC	3.28
Diageo PLC	2.96
Reckitt Benckiser Group PLC	2.64

TOTAL	39.49%

[1]	Table shown is for the iShares MSCI United Kingdom ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM ETF

Performance as of February 29, 2016

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -10.55%, net of fees, while the total return for the Index was -10.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.51)%	(18.99)%	(18.14)%	(18.51)%	(18.99)%	(18.14)%
5 Years	0.23%	(0.13)%	0.75%	1.17%	(0.67)%	3.80%
10 Years	1.23%	1.04%	1.80%	13.01%	10.93%	19.51%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.50	$2.26	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	21.15%
Consumer Staples	20.10
Energy	12.44
Consumer Discretionary	11.23
Health Care	9.88
Industrials	6.66
Telecommunication Services	6.57
Materials	5.71
Utilities	4.55
Information Technology	1.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

HSBC Holdings PLC	5.69%
British American Tobacco PLC	4.63
GlaxoSmithKline PLC	4.31
Royal Dutch Shell PLC Class B	4.12
Royal Dutch Shell PLC Class A	4.10
BP PLC	4.07
Vodafone Group PLC	3.69
AstraZeneca PLC	3.28
Diageo PLC	2.96
Reckitt Benckiser Group PLC	2.64

TOTAL	39.49%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -12.00%, net of fees, while the total return for the Index was -11.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.78)%	(9.60)%	(9.30)%	(9.78)%	(9.60)%	(9.30)%
Since Inception	11.38%	11.18%	12.05%	55.50%	54.33%	59.41%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$880.00	$2.76	$1,000.00	$1,021.90	$2.97	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	22.71%
Consumer Discretionary	21.90
Industrials	21.14
Information Technology	11.21
Materials	6.20
Health Care	5.60
Consumer Staples	4.20
Energy	3.48
Utilities	1.90
Telecommunication Services	1.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

DCC PLC	2.03%
Informa PLC	1.81
Rightmove PLC	1.53
DS Smith PLC	1.49
Halma PLC	1.36
Derwent London PLC	1.30
Pennon Group PLC	1.30
Howden Joinery Group PLC	1.28
Bellway PLC	1.28
Rentokil Initial PLC	1.23

TOTAL	14.61%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.30%

EXCHANGE-TRADED FUNDS — 100.30%
iShares MSCI United Kingdom ETF[a,b]	149,415	$2,223,295

		2,223,295

TOTAL INVESTMENT COMPANIES
(Cost: $2,683,424)		2,223,295

SHORT-TERM INVESTMENTS — 44.75%

MONEY MARKET FUNDS — 44.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	943,375	943,375
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	47,875	47,875
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,c]	577	577

		991,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $991,827)		991,827

TOTAL INVESTMENTS IN SECURITIES — 145.05%
(Cost: $3,675,251)		3,215,122
Other Assets, Less Liabilities — (45.05)%		(998,580)

NET ASSETS — 100.00%		$2,216,542

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
GBP 1,479,000	USD 2,050,391	03/03/2016	CITI	$8,158
USD 4,451,497	GBP 3,106,000	03/03/2016	CITI	128,405
USD 165,848	GBP 119,000	04/05/2016	BNP	196

				136,759

GBP 1,627,000	USD 2,303,196	03/03/2016	CITI	(38,653)
USD 2,062,981	GBP 1,488,000	04/05/2016	BNP	(8,366)

				(47,019)

Net unrealized appreciation				$89,740

Counterparties:

BNP — BNP Paribas

CITI — Citibank N.A.

Currency Abbreviations:

GBP — British Pound

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.21%

AEROSPACE & DEFENSE — 2.17%
BAE Systems PLC	2,964,637	$21,194,689
Cobham PLC	1,067,590	3,844,458
Meggitt PLC	726,551	4,232,340
Rolls-Royce Holdings PLC	1,722,783	16,301,910

		45,573,397
AIR FREIGHT & LOGISTICS — 0.25%
Royal Mail PLC	842,565	5,339,081

		5,339,081
AIRLINES — 0.15%
easyJet PLC	148,918	3,125,434

		3,125,434
AUTO COMPONENTS — 0.29%
GKN PLC	1,606,457	6,156,586

		6,156,586
BANKS — 11.31%
Barclays PLC	15,736,891	37,732,168
HSBC Holdings PLC	18,348,539	117,534,916
Lloyds Banking Group PLC	53,493,952	53,973,601
Royal Bank of Scotland Group PLC[a]	3,256,364	10,160,737
Standard Chartered PLC	3,069,065	18,410,558

		237,811,980
BEVERAGES — 5.60%
Coca-Cola HBC AGa	186,890	3,581,186
Diageo PLC	2,356,570	61,051,717
SABMiller PLC	910,309	53,002,386

		117,635,289
CAPITAL MARKETS — 1.12%
3i Group PLC	931,940	5,689,831
Aberdeen Asset Management PLC	864,299	2,907,632
Hargreaves Lansdown PLC	244,593	4,223,315
ICAP PLC	517,854	3,137,870
Investec PLC	520,911	3,440,237
Schroders PLC	116,560	4,249,379

		23,648,264
CHEMICALS — 0.56%
Croda International PLC	127,130	5,265,444
Johnson Matthey PLC	181,343	6,462,040

		11,727,484

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.48%
Aggreko PLC	240,094	$2,959,493
Babcock International Group PLC	236,280	3,012,910
G4S PLC	1,454,233	4,217,395

		10,189,798
CONSUMER FINANCE — 0.30%
Provident Financial PLC	137,176	6,211,064

		6,211,064
CONTAINERS & PACKAGING — 0.27%
Rexam PLC	658,347	5,605,756

		5,605,756
DIVERSIFIED FINANCIAL SERVICES — 0.52%
London Stock Exchange Group PLC	293,708	10,961,361

		10,961,361
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.83%
BT Group PLC	7,933,086	53,785,246
Inmarsat PLC	421,201	5,749,525

		59,534,771
ELECTRIC UTILITIES — 0.87%
SSE PLC	942,488	18,191,301

		18,191,301
ENERGY EQUIPMENT & SERVICES — 0.15%
Petrofac Ltd.	243,157	3,068,410

		3,068,410
FOOD & STAPLES RETAILING — 1.40%
J Sainsbury PLC[b]	1,261,516	4,472,476
Tesco PLC[a]	7,627,494	19,175,935
Wm Morrison Supermarkets PLC	2,078,221	5,763,456

		29,411,867
FOOD PRODUCTS — 0.92%
Associated British Foods PLC	333,682	15,838,555
Tate & Lyle PLC	436,961	3,574,530

		19,413,085
HEALTH CARE EQUIPMENT & SUPPLIES — 0.65%
Smith & Nephew PLC	839,246	13,719,094

		13,719,094
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Mediclinic International PLC	345,348	4,276,146

		4,276,146
HOTELS, RESTAURANTS & LEISURE — 3.32%
Carnival PLC	177,065	8,828,994
Compass Group PLC	1,540,774	27,183,839

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 29, 2016

Security	Shares	Value
InterContinental Hotels Group PLC	221,285	$8,403,431
Merlin Entertainments PLC[c]	665,222	4,253,321
TUI AG	467,036	6,977,234
Whitbread PLC	170,881	9,337,460
William Hill PLC	828,914	4,740,837

		69,725,116
HOUSEHOLD DURABLES — 1.42%
Barratt Developments PLC	936,978	7,704,058
Berkeley Group Holdings PLC	121,628	5,507,081
Persimmon PLC	287,128	8,739,092
Taylor Wimpey PLC	3,047,955	7,909,087

		29,859,318
HOUSEHOLD PRODUCTS — 2.60%
Reckitt Benckiser Group PLC	596,956	54,573,814

		54,573,814
INDUSTRIAL CONGLOMERATES — 0.25%
Smiths Group PLC	370,238	5,169,956

		5,169,956
INSURANCE — 5.99%
Admiral Group PLC	197,850	4,775,535
Aviva PLC	3,791,640	23,154,618
Direct Line Insurance Group PLC	1,286,034	6,964,555
Legal & General Group PLC	5,576,104	17,639,849
Old Mutual PLC	4,620,806	10,966,563
Prudential PLC	2,409,267	42,221,249
RSA Insurance Group PLC	952,353	5,777,298
St. James’s Place PLC	491,061	5,871,660
Standard Life PLC	1,845,161	8,575,674

		125,947,001
INTERNET SOFTWARE & SERVICES — 0.21%
Auto Trader Group PLC[c]	890,956	4,507,140

		4,507,140
IT SERVICES — 0.20%
Worldpay Group PLC[a,c]	1,030,550	4,120,385

		4,120,385
MACHINERY — 0.27%
IMI PLC	254,896	3,021,172
Weir Group PLC (The)	200,694	2,671,013

		5,692,185
MEDIA — 3.78%
ITV PLC	3,587,960	12,430,450
Pearson PLC	769,452	9,211,129
RELX PLC	1,041,763	18,031,368

Security	Shares	Value
Sky PLC	967,687	$14,065,571
WPP PLC	1,212,962	25,744,546

		79,483,064
METALS & MINING — 4.49%
Anglo American PLC	1,311,999	8,780,900
Antofagasta PLC	369,746	2,545,474
BHP Billiton PLC	1,979,141	20,079,193
Fresnillo PLC	200,723	2,797,276
Glencore PLC	11,464,597	21,289,436
Randgold Resources Ltd.	88,907	8,034,967
Rio Tinto PLC	1,162,517	30,846,394

		94,373,640
MULTI-UTILITIES — 2.89%
Centrica PLC	4,746,719	13,759,257
National Grid PLC	3,507,387	47,094,865

		60,854,122
MULTILINE RETAIL — 1.04%
Marks & Spencer Group PLC	1,530,470	9,068,934
Next PLC	135,985	12,820,263

		21,889,197
OIL, GAS & CONSUMABLE FUELS — 12.07%
BP PLC	17,160,136	84,047,040
Royal Dutch Shell PLC Class A	3,688,699	84,690,908
Royal Dutch Shell PLC Class B	3,712,759	85,113,962

		253,851,910
PAPER & FOREST PRODUCTS — 0.29%
Mondi PLC	344,091	6,195,466

		6,195,466
PERSONAL PRODUCTS — 2.46%
Unilever PLC	1,202,426	51,812,672

		51,812,672
PHARMACEUTICALS — 8.85%
AstraZeneca PLC	1,184,086	67,771,344
GlaxoSmithKline PLC	4,559,707	88,929,937
Shire PLC	554,999	29,298,158

		185,999,439
PROFESSIONAL SERVICES — 1.42%
Capita PLC	622,722	8,695,610
Experian PLC	906,104	14,938,292
Intertek Group PLC	151,127	6,154,042

		29,787,944

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 29, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.53%
British Land Co. PLC (The)	915,242	$8,405,421
Hammerson PLC	734,041	5,621,163
Intu Properties PLC	886,134	3,707,219
Land Securities Group PLC	740,420	10,411,360
Segro PLC	700,429	4,055,770

		32,200,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.87%
ARM Holdings PLC	1,316,591	18,274,620

		18,274,620
SOFTWARE — 0.40%
Sage Group PLC (The)	1,010,286	8,398,330

		8,398,330
SPECIALTY RETAIL — 0.81%
Dixons Carphone PLC	916,861	5,567,103
Kingfisher PLC	2,148,788	10,010,784
Sports Direct International PLC[a]	252,537	1,423,931

		17,001,818
TEXTILES, APPAREL & LUXURY GOODS — 0.37%
Burberry Group PLC	417,069	7,672,201

		7,672,201
TOBACCO — 6.76%
British American Tobacco PLC	1,746,518	95,544,611
Imperial Tobacco Group PLC	898,181	46,594,721

		142,139,332
TRADING COMPANIES & DISTRIBUTORS — 1.56%
Ashtead Group PLC	471,838	6,075,794
Bunzl PLC	313,740	8,451,619
Travis Perkins PLC	232,909	5,816,509
Wolseley PLC	239,063	12,346,843

		32,690,765
WATER UTILITIES — 0.70%
Severn Trent PLC	220,892	6,575,358
United Utilities Group PLC	638,321	8,232,917

		14,808,275

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.62%
Vodafone Group PLC	24,877,837	$76,169,450

		76,169,450

TOTAL COMMON STOCKS
(Cost: $2,782,481,708)		2,064,798,261

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	4,180,523	4,180,523
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	212,157	212,157
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	145,626	145,626

		4,538,306

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,538,306)		4,538,306

TOTAL INVESTMENTS IN SECURITIES — 98.42%
(Cost: $2,787,020,014)		2,069,336,567
Other Assets, Less Liabilities — 1.58%		33,121,354

NET ASSETS — 100.00%		$2,102,457,921

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	437	Mar. 2016	Intercontinental	$36,896,460	$1,744,793

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 1.56%
Chemring Group PLC	11,567	$20,150
QinetiQ Group PLC	24,249	78,739
Senior PLC	17,458	50,605
Ultra Electronics Holdings PLC	2,892	72,263

		221,757
AIR FREIGHT & LOGISTICS — 0.02%
DX Group PLC	8,183	2,167

		2,167
AIRLINES — 0.22%
Dart Group PLC	3,899	30,945

		30,945
BANKS — 1.57%
Aldermore Group PLC[a]	7,014	19,589
BGEO Group PLC	1,616	44,816
CYBG PLC[a,b]	36,279	95,555
Shawbrook Group PLC[a,c]	4,051	15,785
Virgin Money Holdings UK PLC	10,107	46,903

		222,648
BEVERAGES — 0.99%
Britvic PLC	10,249	98,981
Fevertree Drinks PLC	3,078	23,914
Stock Spirits Group PLC	8,377	17,366

		140,261
BIOTECHNOLOGY — 0.82%
Abcam PLC	7,075	66,011
Genus PLC	2,522	50,295

		116,306
CAPITAL MARKETS — 5.89%
Allied Minds PLC[a,b]	7,553	31,799
Ashmore Group PLC[b]	14,683	47,349
Brewin Dolphin Holdings PLC	11,605	41,968
Close Brothers Group PLC	6,175	114,023
Henderson Group PLC	46,912	153,766
Intermediate Capital Group PLC	12,391	99,810
Jupiter Fund Management PLC	16,066	89,603
Man Group PLC	66,687	143,492
P2P Global Investments PLC/Fund Class C	1,711	20,792
SVG Capital PLC[a]	6,562	44,169
Tullett Prebon PLC	9,973	48,366

		835,137

Security	Shares	Value
CHEMICALS — 2.41%
Elementis PLC	19,128	$62,190
Essentra PLC	10,802	125,623
Scapa Group PLC	6,017	17,022
Sirius Minerals PLC[a]	78,826	14,006
Synthomer PLC	11,164	46,815
Victrex PLC	3,522	76,176

		341,832
COMMERCIAL SERVICES & SUPPLIES — 5.33%
AA PLC	25,080	99,437
Berendsen PLC	7,114	115,102
Cape PLC	4,864	14,370
De La Rue PLC	4,142	24,287
Homeserve PLC	11,394	64,356
Mitie Group PLC	15,022	58,512
Regus PLC	26,839	108,281
Rentokil Initial PLC	75,132	173,704
RPS Group PLC	9,127	22,005
Serco Group PLC[a]	45,320	59,053
Shanks Group PLC	15,260	16,641

		755,748
COMMUNICATIONS EQUIPMENT — 0.28%
Spirent Communications PLC	25,104	29,562
Telit Communications PLC[a]	3,444	10,715

		40,277
CONSTRUCTION & ENGINEERING — 2.89%
Balfour Beatty PLC[a]	28,423	99,580
Carillion PLC	17,790	68,228
Costain Group PLC	3,207	15,576
Galliford Try PLC	3,404	69,829
Interserve PLC	5,978	36,256
John Laing Group PLC[c]	6,125	17,524
Keller Group PLC	2,920	33,755
Kier Group PLC	3,759	69,620

		410,368
CONSUMER FINANCE — 0.39%
Arrow Global Group PLC	6,492	20,062
International Personal Finance PLC	9,386	35,042

		55,104
CONTAINERS & PACKAGING — 2.40%
DS Smith PLC	38,902	210,946
RPC Group PLC	12,494	128,672

		339,618

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
DISTRIBUTORS — 1.28%
Inchcape PLC	16,240	$167,251
John Menzies PLC	2,226	14,177

		181,428
DIVERSIFIED CONSUMER SERVICES — 0.48%
Dignity PLC	1,942	68,011

		68,011
DIVERSIFIED FINANCIAL SERVICES — 1.31%
IG Group Holdings PLC	15,100	160,140
Plus500 Ltd.	3,123	26,135

		186,275
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.65%
Avanti Communications Group PLC[a,b]	4,859	6,975
Cable & Wireless Communications PLC	117,022	123,616
Kcom Group PLC	20,993	31,743
TalkTalk Telecom Group PLC[b]	21,673	71,914

		234,248
ELECTRICAL EQUIPMENT — 0.06%
Dialight PLC[b]	1,331	8,161

		8,161
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.70%
Electrocomponents PLC	18,181	60,074
Halma PLC	15,604	192,994
Laird PLC	10,939	51,374
Oxford Instruments PLC	2,241	21,752
Premier Farnell PLC	15,363	25,157
Renishaw PLC	1,479	36,049
Spectris PLC	4,909	123,620
TT electronics PLC	6,411	14,273

		525,293
ENERGY EQUIPMENT & SERVICES — 1.70%
Amec Foster Wheeler PLC	16,083	85,507
Hunting PLC	5,253	25,750
John Wood Group PLC	14,844	129,084

		240,341
FOOD & STAPLES RETAILING — 1.68%
Booker Group PLC	69,146	160,250
Greggs PLC	4,191	60,450
Majestic Wine PLC[a,b]	2,816	16,806

		237,506

Security	Shares	Value
FOOD PRODUCTS — 1.26%
Dairy Crest Group PLC	5,733	$46,739
Devro PLC	6,796	29,360
Greencore Group PLC	16,982	90,026
Premier Foods PLC[a]	29,932	12,618

		178,743
HEALTH CARE EQUIPMENT & SUPPLIES — 0.15%
Advanced Medical Solutions Group PLC	8,651	20,827

		20,827
HEALTH CARE PROVIDERS & SERVICES — 1.10%
CVS Group PLC	2,449	26,024
Spire Healthcare Group PLC[c]	10,628	51,217
UDG Healthcare PLC	10,113	78,923

		156,164
HOTELS, RESTAURANTS & LEISURE — 5.60%
888 Holdings PLC	5,744	14,209
Domino’s Pizza Group PLC	6,823	99,554
Enterprise Inns PLC[a]	20,589	24,977
Greene King PLC	12,748	160,956
GVC Holdings PLC	9,433	64,283
J D Wetherspoon PLC	3,474	34,834
Ladbrokes PLC	41,867	80,109
Marston’s PLC	23,885	52,792
Mitchells & Butlers PLC	8,418	32,836
Restaurant Group PLC (The)	8,325	62,939
SSP Group PLC	19,582	78,130
Thomas Cook Group PLC[a]	60,148	87,678

		793,297
HOUSEHOLD DURABLES — 2.85%
Bellway PLC	5,046	180,585
Bovis Homes Group PLC	5,540	73,924
Crest Nicholson Holdings PLC	10,367	81,122
Redrow PLC	9,185	55,502
Telford Homes PLC	2,788	13,424

		404,557
HOUSEHOLD PRODUCTS — 0.27%
PZ Cussons PLC	10,459	37,897

		37,897
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.38%
Drax Group PLC	16,592	53,829

		53,829

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.02%
DCC PLC	3,644	$286,415

		286,415
INSURANCE — 3.66%
Beazley PLC	20,438	102,337
Chesnara PLC	5,190	23,723
esure Group PLC	12,149	42,090
Hiscox Ltd.	11,733	159,096
Just Retirement Group PLC	8,275	14,992
Lancashire Holdings Ltd.[b]	8,184	67,348
Partnership Assurance Group PLC	9,216	13,486
Phoenix Group Holdings	8,109	95,830

		518,902
INTERNET & CATALOG RETAIL — 2.15%
AO World PLC[a,b]	6,866	14,735
ASOS PLC[a]	2,233	91,428
boohoo.com PLC[a]	27,857	16,111
Home Retail Group PLC	31,860	78,366
N Brown Group PLC	6,383	29,613
Ocado Group PLC[a,b]	20,616	74,699

		304,952
INTERNET SOFTWARE & SERVICES — 3.10%
iomart Group PLC	3,519	12,959
Just Eat PLC[a]	18,190	97,773
Moneysupermarket.com Group PLC	18,056	85,101
Rightmove PLC	3,938	215,898
Zoopla Property Group PLC[c]	8,599	27,562

		439,293
IT SERVICES — 1.16%
Kainos Group PLC	2,062	5,805
Paysafe Group PLC[a]	19,734	109,249
Redcentric PLC	5,775	14,989
SafeCharge International Group Ltd.	2,154	7,745
Xchanging PLC	10,216	27,015

		164,803
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Clinigen Healthcare Ltd.[a]	3,543	31,279
Puretech Health PLC[a]	7,822	16,896

		48,175
MACHINERY — 2.74%
Bodycote PLC	7,939	63,451
Fenner PLC	7,791	14,413
Melrose Industries PLC	5,991	27,460
Morgan Advanced Materials PLC	11,777	34,794

Security	Shares	Value
Rotork PLC	35,879	$79,752
Spirax-Sarco Engineering PLC	3,022	132,451
Vesuvius PLC	8,817	36,862

		389,183
MEDIA — 4.31%
Cineworld Group PLC	7,690	56,263
Daily Mail & General Trust PLC Class A NVS	11,149	101,691
Entertainment One Ltd.	12,277	27,050
Informa PLC	26,723	255,847
ITE Group PLC	10,608	19,514
UBM PLC	18,250	150,183

		610,548
METALS & MINING — 1.37%
Acacia Mining PLC	6,853	23,704
African Minerals Ltd.[a,b]	10,533	—
Centamin PLC	44,913	57,959
Evraz PLC[a]	14,092	13,443
Ferrexpo PLC	7,062	2,510
Gem Diamonds Ltd.	4,765	7,603
Hochschild Mining PLC[a]	10,341	10,088
KAZ Minerals PLC[a]	11,218	23,684
Lonmin PLC[a,b]	11,732	15,287
Petra Diamonds Ltd.	21,176	27,666
Vedanta Resources PLC[b]	3,232	12,436

		194,380
MULTI-UTILITIES — 0.22%
Telecom Plus PLC	2,616	30,988

		30,988
MULTILINE RETAIL — 0.65%
Debenhams PLC	47,606	53,075
Mothercare PLC[a]	6,020	16,569
Poundland Group PLC	8,910	22,351

		91,995
OIL, GAS & CONSUMABLE FUELS — 1.78%
Amerisur Resources PLC[a,b]	32,266	12,478
Cairn Energy PLC[a]	23,894	54,576
EnQuest PLC[a,b]	29,266	5,710
Faroe Petroleum PLC[a,b]	8,521	7,600
Gulf Keystone Petroleum Ltd.[a,b]	39,342	7,676
Ophir Energy PLC[a,b]	25,991	28,162
Premier Oil PLC[a]	20,326	11,259
SOCO International PLC	8,032	18,497
Stobart Group Ltd.	11,703	17,125

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tullow Oil PLC[a]	37,732	$88,866

		251,949
PHARMACEUTICALS — 3.18%
BTG PLC[a]	15,768	137,229
GW Pharmaceuticals PLC[a,b]	9,765	33,647
Hikma Pharmaceuticals PLC	6,158	161,423
Indivior PLC	26,732	62,773
Skyepharma PLC[a]	3,179	17,145
Vectura Group PLC[a,b]	16,969	38,428

		450,645
PROFESSIONAL SERVICES — 1.62%
Hays PLC	58,993	94,462
Michael Page International PLC	12,110	62,409
WS Atkins PLC	4,113	73,483

		230,354
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.22%
Big Yellow Group PLC	6,168	63,050
Derwent London PLC	4,359	184,246
Great Portland Estates PLC	14,157	137,710
Hansteen Holdings PLC	29,354	44,017
LondonMetric Property PLC	24,692	54,059
NewRiver Retail Ltd.	9,504	43,046
Primary Health Properties PLC	17,289	25,419
Redefine International PLC/Isle of Man	51,279	30,364
Safestore Holdings PLC	8,449	38,644
Schroder REIT Ltd.	20,874	16,581
Shaftesbury PLC	10,899	130,396
Tritax Big Box REIT PLC	34,803	63,537
Workspace Group PLC	5,032	50,806

		881,875
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.12%
Capital & Counties Properties PLC	31,099	139,987
Countrywide PLC	9,106	45,177
Foxtons Group PLC	9,862	21,681
Grainger PLC	17,023	51,384
Helical Bar PLC	4,125	21,801
Savills PLC	5,435	49,763
ST Modwen Properties PLC	7,664	34,904
UNITE Group PLC (The)	9,159	77,988

		442,685
ROAD & RAIL — 2.38%
FirstGroup PLC[a]	49,804	64,028
Go-Ahead Group PLC	1,692	60,836
National Express Group PLC	17,889	82,020

Security	Shares	Value
Northgate PLC	5,442	$30,723
Redde PLC	12,034	33,331
Stagecoach Group PLC	17,785	67,192

		338,130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Imagination Technologies Group PLC[a,b]	10,715	25,646
Nanoco Group PLC[a,b]	7,857	4,435

		30,081
SOFTWARE — 2.57%
AVEVA Group PLC	2,646	56,234
Globo PLC[a]	12,311	—
Micro Focus International PLC	8,068	165,843
Playtech PLC	9,300	109,775
Sophos Group PLC[c]	11,183	32,883

		364,735
SPECIALTY RETAIL — 4.12%
Card Factory PLC	12,709	59,244
Dunelm Group PLC	3,745	51,930
GAME Digital PLC	3,775	6,629
Halfords Group PLC	8,099	44,955
Howden Joinery Group PLC	26,470	181,676
Lookers PLC	12,867	27,776
Pets at Home Group PLC	13,290	49,266
SuperGroup PLC	1,656	30,532
Topps Tiles PLC	7,101	13,854
WH Smith PLC	4,710	118,609

		584,471
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.15%
Xaar PLC	3,174	20,834

		20,834
TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Jimmy Choo PLC[a,b]	4,532	8,261
Ted Baker PLC	1,176	48,757

		57,018
THRIFTS & MORTGAGE FINANCE — 0.48%
OneSavings Bank PLC	3,410	13,007
Paragon Group of Companies PLC (The)	12,429	54,544

		67,551
TRADING COMPANIES & DISTRIBUTORS — 1.42%
Brammer PLC	5,416	15,171
Diploma PLC	4,606	45,895

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Grafton Group PLC	9,199	$85,316
SIG PLC	22,838	44,335
Speedy Hire PLC	21,042	9,970

		200,687
TRANSPORTATION INFRASTRUCTURE — 0.81%
BBA Aviation PLC	42,490	114,816

		114,816
WATER UTILITIES — 1.29%
Pennon Group PLC	16,143	183,350

		183,350

TOTAL COMMON STOCKS
(Cost: $17,292,219)		14,137,560

SHORT-TERM INVESTMENTS — 4.15%

MONEY MARKET FUNDS — 4.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	557,734	557,734
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	28,304	28,304
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	2,056	2,056

		588,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $588,094)		588,094

TOTAL INVESTMENTS IN SECURITIES — 103.86%
(Cost: $17,880,313)		14,725,654
Other Assets, Less Liabilities — (3.86)%		(547,281)

NET ASSETS — 100.00%		$14,178,373

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2016

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$2,782,481,708	$17,292,219
Affiliated (Note 2)	3,675,251	4,538,306	588,094

Total cost of investments	$3,675,251	$2,787,020,014	$17,880,313

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$2,064,798,261	$14,137,560
Affiliated (Note 2)	3,215,122	4,538,306	588,094

Total fair value of investments	3,215,122	2,069,336,567	14,725,654
Foreign currency, at value[b]	—	21,244,973	35,552
Foreign currency pledged to broker, at value[b]	—	63,154	—
Receivables:
Investment securities sold	—	12,345,274	240,547
Dividends and Interest	210	14,084,378	19,406
Futures variation margin	—	1,744,793	—
Unrealized appreciation on forward currency contracts (Note 1)	136,759	—	—
Tax reclaims	—	136,257	4,374

Total Assets	3,352,091	2,118,955,396	15,025,533

LIABILITIES
Payables:
Investment securities purchased	97,280	11,289,751	254,559
Collateral for securities on loan (Note 1)	991,250	4,392,680	586,038
Unrealized depreciation on forward currency contracts (Note 1)	47,019	—	—
Investment advisory fees (Note 2)	—	815,044	6,563

Total Liabilities	1,135,549	16,497,475	847,160

NET ASSETS	$2,216,542	$2,102,457,921	$14,178,373

Net assets consist of:
Paid-in capital	$2,586,164	$3,125,293,978	$17,544,361
Undistributed net investment income	2,027	16,045,899	13,499
Accumulated net realized loss	(1,260)	(322,713,365)	(223,295)
Net unrealized depreciation	(370,389)	(716,168,591)	(3,156,192)

NET ASSETS	$2,216,542	$2,102,457,921	$14,178,373

Shares outstanding[c]	100,000	139,800,000	400,000

Net asset value per share	$22.17	$15.04	$35.45

[a]	Securities on loan with values of $969,150, $4,183,271 and $551,333, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $ —, $21,308,154 and $35,967, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2016

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$42,083,090	$209,479
Dividends — affiliated (Note 2)	108,655	—	—
Interest — affiliated (Note 2)	1	1,544	9
Securities lending income — affiliated — net (Note 2)	210	7,671	10,627

Total investment income	108,866	42,092,305	220,115

EXPENSES
Investment advisory fees (Note 2)	15,583	5,894,906	45,618

Total expenses	15,583	5,894,906	45,618
Less investment advisory fees waived (Note 2)	(15,488)	—	—

Net expenses	95	5,894,906	45,618

Net investment income	108,771	36,197,399	174,497

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(74,277,758)	51,377
Investments — affiliated (Note 2)	(34,611)	—	—
In-kind redemptions — unaffiliated	—	(24,285,929)	—
In-kind redemptions — affiliated (Note 2)	(365,578)	—	—
Futures contracts	—	(2,946,323)	—
Foreign currency transactions	435,311	(2,308,983)	(326)

Net realized gain (loss)	35,122	(103,818,993)	51,051

Net change in unrealized appreciation/depreciation on:
Investments	(287,173)	(220,581,671)	(2,167,398)
Forward currency contracts	53,358	—	—
Futures contracts	—	3,474,596	—
Translation of assets and liabilities in foreign currencies	—	98,146	(350)

Net change in unrealized appreciation/depreciation	(233,815)	(217,008,929)	(2,167,748)

Net realized and unrealized loss	(198,693)	(320,827,922)	(2,116,697)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,922)	$(284,630,523)	$(1,942,200)

[a]	Net of foreign withholding tax of $ —, $677,571 and $1,562, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF
	Six months ended February 29, 2016 (Unaudited)	Period from June 29, 2015[a] to August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$108,771	$(43)	$36,197,399	$110,946,684
Net realized gain (loss)	35,122	22,935	(103,818,993)	153,842,144
Net change in unrealized appreciation/depreciation	(233,815)	(136,574)	(217,008,929)	(841,498,189)

Net decrease in net assets resulting from operations	(89,922)	(113,682)	(284,630,523)	(576,709,361)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,744)	—	(46,465,524)	(120,010,696)
From net realized gain	(59,274)	—	—	—

Total distributions to shareholders	(166,018)	—	(46,465,524)	(120,010,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,440,580	2,435,039	3,154,888	1,026,055,700
Cost of shares redeemed	(3,289,455)	—	(780,426,691)	(1,354,869,387)

Net increase (decrease) in net assets from capital share transactions	151,125	2,435,039	(777,271,803)	(328,813,687)

INCREASE (DECREASE) IN NET ASSETS	(104,815)	2,321,357	(1,108,367,850)	(1,025,533,744)

NET ASSETS
Beginning of period	2,321,357	—	3,210,825,771	4,236,359,515

End of period	$2,216,542	$2,321,357	$2,102,457,921	$3,210,825,771

Undistributed net investment income included in net assets at end of period	$2,027	$—	$16,045,899	$26,314,024

SHARES ISSUED AND REDEEMED
Shares sold	150,000	100,000	200,000	53,800,000
Shares redeemed	(150,000)	—	(47,600,000)	(73,000,000)

Net increase (decrease) in shares outstanding	—	100,000	(47,400,000)	(19,200,000)

[a]	Commencement of operations.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$174,497	$501,624
Net realized gain (loss)	51,051	(645,798)
Net change in unrealized appreciation/depreciation	(2,167,748)	(838,734)

Net decrease in net assets resulting from operations	(1,942,200)	(982,908)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(244,124)	(596,666)

Total distributions to shareholders	(244,124)	(596,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,724,278
Cost of shares redeemed	—	(20,436,009)

Net decrease in net assets from capital share transactions	—	(14,711,731)

DECREASE IN NET ASSETS	(2,186,324)	(16,291,305)

NET ASSETS
Beginning of period	16,364,697	32,656,002

End of period	$14,178,373	$16,364,697

Undistributed net investment income included in net assets at end of period	$13,499	$83,126

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000
Shares redeemed	—	(550,000)

Net decrease in shares outstanding	—	(400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI United Kingdom ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.21	$24.35

Income from investment operations:
Net investment income (loss)[b]	0.49	(0.00)[c]
Net realized and unrealized loss[d]	(0.86)	(1.14)

Total from investment operations	(0.37)	(1.14)

Less distributions from:
Net investment income	(0.43)	—
Net realized gain	(0.24)	—

Total distributions	(0.67)	—

Net asset value, end of period	$22.17	$23.21

Total return	(1.80)%[e]	(4.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,217	$2,321
Ratio of expenses to average net assets[f,g]	0.00%[h]	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	4.33%	(0.01)%
Portfolio turnover rate[i,j]	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 23 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$17.15	$20.52	$18.55	$16.91	$16.43	$15.01

Income from investment operations:
Net investment income[a]	0.24	0.65	1.38 [b]	0.66	0.64	0.54
Net realized and unrealized gain (loss)[c]	(2.03)	(3.32)	1.85	1.49	0.46	1.35

Total from investment operations	(1.79)	(2.67)	3.23	2.15	1.10	1.89

Less distributions from:
Net investment income	(0.32)	(0.70)	(1.26)	(0.51)	(0.62)	(0.47)

Total distributions	(0.32)	(0.70)	(1.26)	(0.51)	(0.62)	(0.47)

Net asset value, end of period	$15.04	$17.15	$20.52	$18.55	$16.91	$16.43

Total return	(10.55)%[d]	(13.26)%	17.56%	12.91%	6.94%	12.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,102,458	$3,210,826	$4,236,360	$2,670,796	$1,356,494	$1,199,333
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[e]	2.92%	3.46%	6.71%[b]	3.61%	3.88%	3.07%
Portfolio turnover rate[f]	3%	4%	10%	4%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.66 per share and 3.23% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.91	$40.82	$35.27	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.44	1.07	0.95	0.91	0.43
Net realized and unrealized gain (loss)[c]	(5.29)	0.40	5.26	7.41	2.36

Total from investment operations	(4.85)	1.47	6.21	8.32	2.79

Less distributions from:
Net investment income	(0.61)	(1.38)	(0.66)	(1.00)	(0.32)

Total distributions	(0.61)	(1.38)	(0.66)	(1.00)	(0.32)

Net asset value, end of period	$35.45	$40.91	$40.82	$35.27	$27.95

Total return	(12.00)%[d]	3.84%	17.66%	30.27%	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,178	$16,365	$32,656	$8,818	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.26%	2.71%	2.29%	2.82%	2.65%
Portfolio turnover rate[f]	14%	17%	13%	19%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI United Kingdom	Non-diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF. The financial statements and schedule of investments for the iShares MSCI United Kingdom ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
Currency Hedged MSCI United Kingdom
Investments:
Assets:
Exchange-Traded Funds	$2,223,295	$—	$—		$2,223,295
Money Market Funds	991,827	—	—		991,827

Total	$3,215,122	$—	$—		$3,215,122

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$136,759	$—		$136,759
Liabilities:
Forward Currency Contracts	—	(47,019)	—		(47,019)

Total	$—	$89,740	$—		$89,740

MSCI United Kingdom
Investments:
Assets:
Common Stocks	$2,064,798,261	$—	$—		$2,064,798,261
Money Market Funds	4,538,306	—	—		4,538,306

Total	$2,069,336,567	$—	$—		$2,069,336,567

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,744,793	$—	$—		$1,744,793

Total	$1,744,793	$—	$—		$1,744,793

MSCI United Kingdom Small-Cap
Investments:
Assets:
Common Stocks	$14,137,560	$—	$0	[b]	$14,137,560
Money Market Funds	588,094	—	—		588,094

Total	$14,725,654	$—	$0	[b]	$14,725,654

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged MSCI United Kingdom ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI United Kingdom
Citigroup Global Markets Inc.	$969,150	$969,150	$—

	$969,150	$969,150	$—

MSCI United Kingdom
Morgan Stanley & Co. LLC	$4,183,271	$4,183,271	$—

	$4,183,271	$4,183,271	$—

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI United Kingdom Small-Cap
Citigroup Global Markets Inc.	$195,568	$195,568	$—
Credit Suisse Securities (USA) LLC	77,870	77,870	—
Deutsche Bank Securities Inc.	11,863	11,863	—
HSBC Bank PLC	13,693	13,693	—
Merrill Lynch, Pierce, Fenner & Smith	22,626	22,626	—
Morgan Stanley & Co. LLC	136,232	136,232	—
Nomura Securities International Inc.	3,912	3,912	—
UBS Securities LLC	89,569	89,569	—

	$551,333	$551,333	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares MSCI United Kingdom ETF (“EWU”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investments in EWU (and those assets used by the Fund to hedge the Fund’s exposure to the securities in EWU’s portfolio against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EWU’s net total expense ratio after fee waiver plus 0.03%. Additionally, BFA has contractually agreed to a reduction of investment advisory fees through December 31, 2017 of 0.03%.

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisor services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual advisory fee of 0.59% based on the Fund’s average daily net assets.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI United Kingdom	$90
MSCI United Kingdom	2,637
MSCI United Kingdom Small-Cap	2,483

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016 transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI United Kingdom	$7,061,132	$8,635,229
MSCI United Kingdom Small-Cap	193,693	557,769

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares Currency Hedged MSCI United Kingdom ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI United Kingdom
iShares MSCI United Kingdom ETF	135,768	245,849	(232,202)	149,415	$2,223,295	$108,655	$(400,189)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$668,952	$289,199
MSCI United Kingdom	76,612,736	80,042,693
MSCI United Kingdom Small-Cap	2,175,526	2,217,641

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$3,451,901	$3,237,199
MSCI United Kingdom	—	770,005,394

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI United Kingdom ETF as of February 29, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$1,744,793

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI United Kingdom ETF during the six months ended February 29, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(2,946,323)	$3,474,596

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI United Kingdom ETF for the six months ended February 29, 2016:

Average value of contracts purchased	$29,701,624

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF as of February 29, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$136,759

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$47,019

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF during the six months ended February 29, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$435,311	$53,358

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 29, 2016:

Average value of contracts purchased	$4,338,218
Average value of contracts sold	$7,921,876

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF that are subject to potential offset on the statement of assets and liabilities as of February 29, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$136,759	$(38,849)	$97,910

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$47,019	$(38,849)	$8,170

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged MSCI United Kingdom ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets directly or indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI United Kingdom	$58,913,888	$261,754	$16,140,312	$23,559,917	$22,514,433	$121,390,304
MSCI United Kingdom Small-Cap	172,757	—	—	—	—	172,757

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$3,675,251	$—	$(460,129)	$(460,129)
MSCI United Kingdom	2,880,864,847	48,663,359	(860,191,639)	(811,528,280)
MSCI United Kingdom Small-Cap	17,976,354	595,500	(3,846,200)	(3,250,700)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Currency Hedged MSCI United Kingdom	$0.426976	$0.237096	$—	$0.664072	64%	36%	—%		100%
MSCI United Kingdom	0.314863	—	0.001229	0.316092	100	—	0	[a]	100
MSCI United Kingdom Small-Cap	0.537390	—	0.072920	0.610310	88	—	12		100

[a]	Rounds to less than 0.01%.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0216

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2016